UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2008

Table of Contents

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Bond Fund
LVIP Janus Capital Appreciation Fund
LVIP FI Equity Income Fund
LVIP UBS Global Asset Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Mondrian International Value Fund
LVIP Delaware Managed Fund
LVIP Money Market
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Baron Growth Opportunities Fund
LVIP Turner Mid-Cap Growth Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Capital Growth Fund
LVIP SSgA S&P 500 Index Fund
LVIP MFS Value Fund
LVIP SSgA Small-Cap Index Fund
LVIP Mid-Cap Value Fund
LVIP Templeton Growth Fund
LVIP Marsico International Growth Fund
LVIP Columbia Value Opportunities Fund
LVIP SSgA International Index Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.84%
Aerospace & Defense – 2.82%
†Alliant Techsystems	7,500	$704,550
Empresa Brasileira de Aeronautica ADR	20,400	551,004
Goodrich	23,400	973,440
Precision Castparts	20,000	1,575,600
Rockwell Collins	38,000	1,827,420
		5,632,014
Air Freight & Logistics – 1.47%
Expeditors International Washington	43,300	1,508,572
Robinson (C.H.) Worldwide	28,000	1,426,880
		2,935,452
Airlines – 0.49%
SkyWest	23,100	369,138
Southwest Airlines	42,200	612,322
		981,460
Auto Components – 0.56%
Gentex	26,200	374,660
WABCO Holdings	21,200	753,448
		1,128,108
Automobiles – 0.30%
Harley-Davidson	16,200	604,260
		604,260
Beverages – 0.56%
Brown-Forman Class B	15,500	1,113,055
		1,113,055
Biotechnology – 2.06%
†Alexion Pharmaceuticals	14,600	573,780
†Amylin Pharmaceuticals	7,700	155,694
†Biogen Idec	9,700	487,813
†BioMarin Pharmaceuticals	14,700	389,403
†Cephalon	10,600	821,394
†Martek Biosciences	14,800	465,016
†Myriad Genetics	10,100	655,288
†Vertex Pharmaceuticals	17,000	565,080
		4,113,468
Capital Markets – 2.88%
†Affiliated Managers Group	5,600	463,960
Eaton Vance	20,100	708,123
Federated Investors Class B	13,500	389,205
Janus Capital Group	23,800	577,864
Lazard Class A	14,900	637,124
Northern Trust	29,800	2,151,560
optionsXpress Holdings	20,300	394,226
SEI Investments	19,900	441,780
		5,763,842
Chemicals – 2.00%
Albemarle	12,900	397,836
CF Industries	6,200	567,052
Ecolab	27,900	1,353,708
†Intrepid Potash Inc	40,200	1,194,744
Sigma-Aldrich	9,200	482,264
		3,995,604
Commercial Banks – 0.27%
†SVB Financial Group	9,500	550,240
		550,240
Commercial Services & Supplies – 3.47%
†American Reprographics	26,900	464,025
Corporate Executive Board	12,800	400,000
Dun & Bradstreet	6,800	641,648
Equifax	16,300	561,535
Manpower	12,600	543,816
†Monster Worldwide	30,900	460,719
Republic Services	29,850	894,903
Ritchie Bros Auctioneers	56,400	1,317,504
Robert Half International	29,600	732,600
†Stericycle	15,500	913,105
		6,929,855
Communications Equipment – 1.15%
†F5 Networks	20,200	472,276
†JDS Uniphase	39,300	332,478
†Juniper Networks	70,700	1,489,649
		2,294,403
Computers & Peripherals – 1.48%
†Logitech International	19,700	459,404
†NetApp	65,100	1,186,773
†QLogic	30,700	471,552
Seagate Technology	69,400	841,128
		2,958,857
Construction & Engineering – 1.79%
Fluor	22,700	1,264,390
†Foster Wheeler	34,900	1,260,239
†Quanta Services	38,800	1,047,988
		3,572,617
Diversified Consumer Services – 1.48%
†Apollo Group Class A	19,205	1,138,857
DeVry	14,900	738,146
†ITT Educational Services	7,700	623,007
†New Oriental Education & Technology Group ADR	7,200	462,528
		2,962,538
Diversified Financial Services – 0.92%
†Interactive Brokers Group Class A	14,700	325,899
†IntercontinentalExchange	9,900	798,732
Moody's	21,100	717,400
		1,842,031
Diversified Telecommunications Services – 0.55%
†Leap Wireless International	20,700	788,670
†NeuStar Class A	16,100	320,229
		1,108,899
Electrical Equipment – 1.54%
AMETEK	20,000	815,400
†General Cable	6,700	238,721
†GT Solar International	55,300	600,005
†II-VI	12,600	487,116
Roper Industries	16,400	934,144
		3,075,386
Electronic Equipment & Instruments – 1.25%
†Cogent	34,100	348,502
†FLIR Systems	13,900	534,038
Jabil Circuit	37,800	360,612
National Instruments	15,150	455,258
†Trimble Navigation	31,100	804,246
		2,502,656
Energy Equipment & Services – 5.01%
BJ Services	48,300	923,979
†Cameron International	40,400	1,557,016
†Complete Production Services	14,600	293,898
†Core Laboratories	16,700	1,692,044
Diamond Offshore Drilling	10,500	1,082,130
†FMC Technologies	30,400	1,415,120
†Nabors Industries	39,100	974,372
Smith International	27,700	1,624,328
†TETRA Technologies	32,200	445,970
		10,008,857
Food Products – 0.93%
Hershey	12,800	506,112
McCormick	35,200	1,353,440
		1,859,552
Health Care Equipment & Supplies – 5.85%
†American Medical System Holdings	22,000	390,720
†Arthrocare	11,900	329,868
Bard (C.R.)	14,700	1,394,589
Becton Dickinson	5,300	425,378
DENTSPLY International	18,600	698,244
†Edwards Lifesciences	7,400	427,424
†Gen-Probe	12,700	673,735
†Hologic	30,200	583,766
†IDEXX Laboratories	18,600	1,019,280
†Intuitive Surgical	5,000	1,204,900
†Masimo	16,400	610,080
†ResMed	16,200	696,600
†St. Jude Medical	43,500	1,891,815
†Varian Medical Systems	12,400	708,412
†Zimmer Holdings	9,800	632,688
		11,687,499
Health Care Providers & Services – 4.46%
CIGNA	11,300	383,974
†Coventry Health Care	19,950	649,373
†DaVita	11,200	638,512
†Express Scripts	24,900	1,838,118
†Health Net	22,400	528,640
†Humana	15,700	646,840
†Laboratory Corporation of America Holdings	15,200	1,056,400
†Lincare Holdings	18,400	553,656
McKesson	11,800	634,958
†Patterson Companies	12,800	389,248
Quest Diagnostics	18,200	940,394
†Schein (Henry)	12,100	651,464
		8,911,577
Hotels, Restaurants & Leisure – 4.64%
Boyd Gaming	8,600	80,496
†Chipotle Mexican Grill ClassB	5,000	233,750
Choice Hotels International	23,500	636,850
Ctrip.com International ADR	10,900	420,849
International Game Technology	34,700	596,146
†Las Vegas Sands	14,600	527,206
Marriott International Class A	35,000	913,150
†Melco PBL Entertainment Macau ADR	47,600	189,924
†Panera Bread Class A	10,200	519,180
Royal Caribbean Cruises	11,100	230,325
†Starbucks	34,800	517,476
Starwood Hotels & Resorts Worldwide	16,300	458,682
Tim Hortons	29,600	877,048
†WMS Industries	14,250	435,623
†Wynn Resorts	9,400	767,416
Yum Brands	57,100	1,862,031
		9,266,152
Household Durables – 0.96%
Centex	7,800	126,360
†Dolby Laboratories Class A	19,500	686,205
KB HOME	12,700	249,936
Lennar Class A	13,900	211,141
Pulte Homes	21,700	303,149
†Toll Brothers	13,800	348,174
		1,924,965
Household Products – 0.44%
Clorox	14,200	890,198
		890,198
Industrial Conglomerates – 0.43%
†McDermott International	33,700	861,035
		861,035
Insurance – 1.49%
Aon	12,500	562,000
†Arch Capital Group	11,300	825,239
Assurant	7,400	407,000
AXIS Capital Holdings	10,800	342,468
HCC Insurance Holdings	17,700	477,900
RenaissanceRe Holdings	7,000	364,000
		2,978,607
Internet & Catalog Retail – 1.09%
†Expedia	77,900	1,177,069
†priceline.com	7,400	506,382
†VistaPrint	14,800	486,032
		2,169,483
Internet Software & Services – 1.07%
†Baidu.com ADR	1,700	421,991
†Digital River	16,000	518,400
†Sina	14,600	513,920
†VeriSign	26,100	680,688
		2,134,999
IT Services – 3.54%
†Cognizant Technology Solutions Class A	44,600	1,018,218
Fidelity National Information Services	8,000	147,680
†Fiserv	10,200	482,664
Global Payments	9,600	430,656
†Iron Mountain	22,625	552,276
Paychex	50,300	1,661,409
†Perot Systems Class A	43,700	758,195
Satyam Computer Services ADR	36,600	591,090
Western Union	58,000	1,430,860
		7,073,048
Leisure Equipment & Products – 0.22%
Mattel	24,000	432,960
		432,960
Life Sciences Tools & Services – 3.01%
†Charles River Laboratories International	17,200	955,116
†Covance	5,600	495,096
†Illumina	31,000	1,256,430
†Invitrogen	17,400	657,720
†Millipore	7,300	502,240
†Qiagen	23,100	455,763
†Techne	10,500	757,260
†Waters	16,200	942,516
		6,022,141
Machinery – 4.08%
Cummins	26,700	1,167,324
Donaldson	23,800	997,458
Flowserve	5,600	497,112
Graco	15,100	537,711
Harsco	10,700	397,933
IDEX	13,125	407,138
ITT	18,300	1,017,663
Joy Global	25,400	1,146,556
PACCAR	18,400	702,696
Pall	14,000	481,460
†Terex	12,400	378,448
Valmont Industries	5,100	421,719
		8,153,218
Media – 3.83%
†Ascent Media Class A	1,810	44,182
†Cablevision Systems Class A	14,500	364,820
†Central European Media Enterprises	7,400	483,960
†Clear Channel Outdoor Holdings Class A	50,800	694,944
†CTC Media	24,200	363,000
†Discovery Communications	18,100	257,925
†Discovery Communications Class C	18,100	256,296
†DreamWorks Animation Class A	14,300	449,735
†Focus Media Holding ADR	36,200	1,032,062
†Lamar Advertising Class A	17,400	537,486
McGraw-Hill Companies	28,000	885,080
Omnicom Group	23,100	890,736
Shaw Communications Class B	29,600	601,768
WPP Group ADR	19,400	789,580
		7,651,574
Metals & Mining – 1.38%
Agnico-Eagle Mines	18,400	1,013,288
Carpenter Technology	28,600	733,590
Cleveland-Cliffs	19,200	1,016,448
		2,763,326
Multiline Retail – 0.21%
Family Dollar Stores	17,500	414,750
		414,750
Office Electronics – 0.16%
†Zebra Technologies	11,750	327,238
		327,238
Oil, Gas & Consumable Fuels – 6.08%
Arch Coal	22,600	743,314
†Bill Barrett	12,800	411,008
Cabot Oil & Gas	21,900	791,466
†Compton Petroleum	46,300	254,187
†Concho Resources	33,300	919,413
Consol Energy	20,300	931,567
†Forest Oil	16,600	823,360
Foundation Coal Holdings	26,200	932,196
†Mariner Energy	21,400	438,700
Massey Energy	13,100	467,277
Murphy Oil	24,700	1,584,257
†Newfield Exploration	30,200	966,098
†SandRidge Energy	13,100	256,760
Sunoco	15,100	537,258
†Ultra Petroleum	23,600	1,306,024
Williams Companies	33,100	782,815
		12,145,700
Personal Products – 0.90%
Avon Products	43,400	1,804,138
		1,804,138
Pharmaceuticals – 1.07%
Allergan	27,414	1,411,821
†Elan ADR	24,000	256,080
†Warner Chilcott Class A	31,300	473,256
		2,141,157
Road & Rail – 0.69%
Landstar System	31,200	1,374,672
		1,374,672
Semiconductors & Semiconductor Equipment – 6.20%
Altera	54,600	1,129,128
Analog Devices	41,900	1,104,065
†Broadcom Class A	66,850	1,245,416
†Cymer	10,200	258,366
†Fairchild Semiconductor International	24,400	216,916
†Integrated Device Technology	36,200	281,636
Intersil Class A	17,500	290,150
KLA-Tencor	7,100	224,715
†Lam Research	7,400	233,026
Linear Technology	38,100	1,168,146
†Marvell Technology Group	82,400	766,320
Maxim Integrated Products	22,100	400,010
†MEMC Electronic Materials	27,200	768,672
Microchip Technology	30,600	900,558
National Semiconductor	39,200	674,632
†ON Semiconductor	46,300	312,988
†Silicon Laboratories	18,400	564,880
†Teradyne	23,600	184,316
†Varian Semiconductor Equipment Associates	14,400	361,728
Xilinx	56,100	1,315,544
		12,401,212
Software – 6.16%
†Activision	57,376	885,312
†Adobe Systems	12,200	481,534
†ANSYS	13,300	503,671
†Autodesk	36,700	1,231,284
†BMC Software	19,400	555,422
†Check Point Software Technologies	20,800	472,992
†Citrix Systems	20,400	515,304
†Electronics Arts	35,200	1,302,047
FactSet Research Systems	17,750	927,438
Henry (Jack) & Associates	20,200	410,666
†Intuit	37,500	1,185,375
†McAfee	25,800	876,168
†Red Hat	51,500	776,105
†salesforce.com	23,100	1,118,040
†Symantec	26,000	509,080
†Synopsys	16,600	331,170
†THQ	19,150	230,566
		12,312,174
Specialty Retail – 4.52%
Advance Auto Parts	9,100	360,906
†AnnTaylor Stores	16,800	346,752
†Bed Bath & Beyond	35,100	1,102,491
†Dick's Sporting Goods	13,200	258,456
Men's Wearhouse	9,950	211,338
†O'Reilly Automotive	11,000	294,470
PETsMART	20,000	494,200
Ross Stores	32,400	1,192,644
Staples	32,500	731,250
Tiffany & Co	29,700	1,054,944
TJX Companies	49,400	1,507,688
†Tractor Supply	8,700	365,835
†Urban Outfitters	23,500	748,945
Williams-Sonoma	23,200	375,376
		9,045,295
Textiles, Apparel & Luxury Goods – 0.42%
†Coach	33,900	848,856
		848,856
Trading Companies & Distributors – 0.99%
Fastenal	18,300	903,837
Grainger (W.W.)	12,300	1,069,731
		1,973,568
Wireless Telecommunication Services – 2.97%
†American Tower Class A	49,400	1,776,918
†Crown Castle International	59,200	1,715,024
†MetroPCS Communications	32,800	458,872
†NII Holdings	18,200	690,144
†SBA Communications Class A	49,900	1,290,913
		5,931,871
Total Common Stock (Cost $191,576,899)		199,574,567

Short-Term Investment – 0.03%
Money Market Instrument – 0.03%
Dreyfus Cash Management Fund	55,329	55,329
Total Short-Term Investment (Cost $55,329)		55,329

Total Value of Securities – 99.87%
(Cost $191,632,228)		199,629,896
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		256,149
Net Assets Applicable to 18,923,118 Shares Outstanding – 100.00%		$199,886,045

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $192,339,475
Aggregate unrealized appreciation $37,042,056
Aggregate unrealized depreciation (29,751,635)
Net unrealized appreciation $7,290,421

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $159,643,107 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows $67,646,335 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $199,629,896
Level 2 -
Level 3 -
Total $199,629,896
There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)
LVIP Delaware Bond Fund
September 30, 2008
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 4.74%
Fannie Mae
Series 2002-83 GH 5.00% 12/25/17		6,355,000	$6,252,998
Series 2003-122 AJ 4.50% 2/25/28		1,072,340	1,065,876
Series 2005-67 EY 5.50% 8/25/25		2,310,000	2,168,410
Series 2005-110 MB 5.50% 9/25/35		2,602,662	2,640,722
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		584,142	637,503
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,306,440	1,369,888
Freddie Mac
Series 2557 WE 5.00% 1/15/18		4,000,000	3,944,181
Series 2662 MA 4.50% 10/15/31		2,035,159	2,028,970
Series 2694 QG 4.50% 1/15/29		3,885,000	3,885,629
Series 2717 MH 4.50% 12/15/18		1,875,000	1,811,454
Series 2872 GC 5.00% 11/15/29		3,005,000	3,002,883
Series 2890 PC 5.00% 7/15/30		3,780,000	3,776,289
Series 2915 KP 5.00% 11/15/29		2,920,000	2,918,366
Series 3005 ED 5.00% 7/15/25		4,085,000	3,845,947
Series 3022 MB 5.00% 12/15/28		5,770,000	5,815,030
Series 3063 PC 5.00% 2/15/29		3,900,000	3,934,380
Series 3113 QA 5.00% 11/15/25		3,636,294	3,660,974
Series 3131 MC 5.50% 4/15/33		2,580,000	2,587,644
Series 3173 PE 6.00% 4/15/35		7,180,000	7,274,125
Series 3337 PB 5.50% 7/15/30		3,000,000	3,022,767
Series 3416 GK 4.00% 7/15/22		3,677,700	3,581,169
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		1,022,254	1,073,516
•Series T-60 1A4C 5.395% 3/25/44		2,347,405	2,366,712
GNMA Series 2003-5 B 4.486% 10/16/25		3,580,000	3,588,545
Total Agency Collateralized Mortgage Obligations (Cost $75,976,386)			76,253,978
Agency Mortgage-Backed Securities – 26.32%
Fannie Mae 6.50% 8/1/17		930,221	964,026
•Fannie Mae ARM
5.134% 11/1/35		2,784,308	2,821,848
5.191% 3/1/38		5,733,619	5,788,549
5.225% 3/1/38		1,814,578	1,830,483
5.397% 4/1/36		3,308,771	3,357,854
5.864% 9/1/37		5,208,693	5,376,424
Fannie Mae Relocation 15 yr 4.00% 9/1/20		3,954,252	3,695,918
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,744,241	2,562,389
5.00% 1/1/34		988,802	970,833
5.00% 10/1/35		2,759,056	2,706,793
5.00% 2/1/36		4,256,422	4,171,696
Fannie Mae S.F. 15 yr
4.50% 6/1/23		7,241,991	7,063,071
5.50% 12/1/22		952,507	961,095
5.50% 2/1/23		3,834,103	3,868,669
5.50% 6/1/23		7,559,448	7,627,600
6.00% 8/1/21		19,890,818	20,285,708
Fannie Mae S.F. 15 yr TBA 4.50% 10/1/23		25,850,000	25,187,594
Fannie Mae S.F. 30 yr
5.00% 12/1/36		1,377,563	1,344,467
5.00% 12/1/37		2,384,629	2,325,343
5.00% 1/1/38		4,174,493	4,070,706
5.00% 2/1/38		1,993,122	1,943,369
5.50% 3/1/29		2,022,969	2,032,480
5.50% 4/1/29		3,534,357	3,550,974
5.50% 9/1/36		5,143,754	5,139,809
5.50% 6/1/37		50,407,992	50,311,359
5.50% 12/1/37		1,198,387	1,196,089
6.00% 12/1/37		23,344,578	23,670,774
6.50% 6/1/36		3,868,354	3,970,979
6.50% 9/1/36		11,031,664	11,324,328
6.50% 10/1/36		3,626,231	3,722,433
6.50% 3/1/37		3,211,425	3,296,622
6.50% 7/1/37		11,169,818	11,465,840
6.50% 8/1/37		7,708,758	7,912,834
6.50% 11/1/37		11,929,282	12,245,087
6.50% 12/1/37		12,131,106	12,452,254
7.00% 12/1/37		2,705,655	2,830,129
7.50% 4/1/32		29,169	31,415
7.50% 11/1/34		59,791	64,187
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/38		16,175,000	15,760,516
5.50% 10/1/38		28,895,000	28,813,747
6.00% 10/1/38		20,735,000	21,000,657
•Freddie Mac ARM
5.517% 8/1/36		4,400,233	4,472,705
5.678% 7/1/36		2,193,156	2,241,388
5.821% 10/1/36		6,156,838	6,312,501
6.846% 4/1/34		304,252	308,167
Freddie Mac Balloon 7 yr 3.50% 10/1/10		255,135	252,425
Freddie Mac Relocation 30 yr 5.00% 9/1/33		2,314,016	2,271,833
Freddie Mac S.F. 15 yr
4.00% 2/1/14		1,070,173	1,056,945
5.00% 6/1/18		2,127,993	2,136,354
Freddie Mac S.F. 30 yr
5.50% 10/1/36		8,155,421	8,119,857
6.00% 6/1/37		5,702,045	5,777,586
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/38		48,695,000	47,431,949
5.50% 10/1/38		10,685,000	10,628,241
GNMA I S.F. 30 yr 7.00% 12/15/34		2,961,511	3,120,056
Total Agency Mortgage-Backed Securities (Cost $425,019,555)			423,846,955
Agency Obligations – 9.72%
Fannie Mae
2.50% 4/9/10		9,600,000	9,509,059
3.25% 4/9/13		475,000	462,829
5.00% 2/16/12		4,200,000	4,385,539
^5.329% 10/9/19		7,605,000	3,817,094
Federal Home Loan Bank
2.625% 5/20/11		18,660,000	18,254,052
3.625% 10/18/13		3,430,000	3,339,870
∞ 3.75% 1/8/10		51,280,000	51,625,319
Freddie Mac
3.125% 10/25/10		3,950,000	3,952,011
4.75% 3/5/12		19,715,000	20,405,301
5.125% 11/17/17		35,505,000	36,654,758
Tennessee Valley Authority 4.875% 1/15/48		4,200,000	4,024,230
Total Agency Obligations (Cost $157,540,301)			156,430,062
Collateralized Debt Obligation – 0.00%
@=#Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14		10,939	10,883
Total Collateralized Debt Obligation (Cost $10,939)			10,883
Commercial Mortgage-Backed Securities – 4.64%
•#Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29		100,000	111,424
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.318% 6/10/39		3,940,000	3,761,862
Series 2006-4 A4 5.634% 7/10/46		5,307,000	4,723,813
•Series 2007-3 A4 5.658% 6/10/49		3,520,000	2,991,447
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16		3,280,000	3,290,938
•Series 2005-T20 A4A 5.151% 10/12/42		500,000	456,156
•Series 2006-PW12 A4 5.718% 9/11/38		2,305,000	2,093,257
Series 2006-PW14 A4 5.201% 12/11/38		3,900,000	3,375,967
•Series 2007-PW16 A4 5.712% 6/11/40		5,690,000	4,902,310
•Series 2007-T28 A4 5.742% 9/11/42		4,730,000	4,051,603
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34		2,091,342	2,098,472
Series 2006-C7 A2 5.69% 6/10/46		2,145,000	2,081,544
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.51% 8/13/18		712,000	713,549
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39		1,170,000	1,087,663
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		1,685,000	1,631,114
Series 2006-1A B 5.362% 11/15/36		1,550,000	1,500,741
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32		560,000	567,475
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	30,679
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		1,605,000	1,593,866
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39		2,585,000	2,301,108
•@#Series 2006-RR3 A1S 144A 5.662% 7/18/56		4,090,000	2,290,400
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		2,290,000	2,157,457
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		3,230,000	3,109,369
Series 2003-C1 A2 4.985% 1/12/37		3,640,000	3,423,868
Series 2006-LDP9 A2 5.134% 5/15/47		1,700,000	1,491,046
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		3,305,000	3,319,971
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	496,455
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		1,145,000	1,132,431
#Series 2004-RR FX 144A 1.488% 4/28/39		335,672	11,611
Series 2007-IQ14 A4 5.692% 4/15/49		2,560,000	2,174,581
Series 2007-T27 A4 5.65% 6/13/42		460,000	398,818
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.364% 2/15/33		595,000	480,457
•@#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		980,827	951,402
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		2,590,000	2,553,300
Series 2006-1 B 5.588% 2/15/36		1,195,000	1,175,294
Series 2006-1 C 5.707% 2/15/36		1,900,000	1,766,107
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,408,969
Total Commercial Mortgage-Backed Securities (Cost $82,491,935)			74,706,524
Convertible Bonds – 0.15%
ION Media Networks 11.00% 7/31/13 exercise price $100, expiration date 7/31/13		18,443	3,965
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/14/24		2,510,000	2,453,023
Total Convertible Bonds (Cost $2,606,450)			2,456,988
Corporate Bonds – 20.70%
Auto Components – 0.04%
Lear 8.75% 12/1/16		1,000,000	700,000
			700,000
Automobiles – 0.52%
•DaimlerChrysler North America 3.241% 8/3/09		3,560,000	3,544,760
Ford Motor 7.45% 7/16/31		3,433,000	1,493,355
General Motors 6.85% 10/15/08		3,300,000	3,283,156
			8,321,271
Beverages – 0.66%
Diageo Capital 5.75% 10/23/17		3,027,000	2,909,770
#Dr Pepper Snapple 144A 6.82% 5/1/18		7,960,000	7,696,684
			10,606,454
Capital Markets – 1.46%
AMVESCAP 4.50% 12/15/09		1,185,000	1,136,883
Bank of New York Mellon 5.125% 8/27/13		9,695,000	9,252,471
Capmark Financial Group 6.30% 5/10/17		1,985,000	780,945
Goldman Sachs Group
5.95% 1/18/18		2,780,000	2,297,267
6.15% 4/1/18		4,505,000	3,752,332
6.75% 10/1/37		1,260,000	843,191
Jefferies Group 6.45% 6/8/27		2,832,000	2,087,762
Lazard Group 6.85% 6/15/17		1,055,000	875,097
‡Lehman Brothers Holdings 6.875% 7/17/37		2,277,000	11,385
Morgan Stanley 5.375% 10/15/15		4,095,000	2,541,377
			23,578,710
Chemicals – 0.35%
duPont (E.I.) deNemours 6.00% 7/15/18		4,040,000	3,950,733
Lubrizol 4.625% 10/1/09		1,673,000	1,665,436
			5,616,169
Commercial Banks – 2.18%
American Express Centurion Bank 5.55% 10/17/12		2,360,000	2,181,844
BB&T
4.90% 6/30/17		2,655,000	2,072,674
5.25% 11/1/19		380,000	290,207
BB&T Capital Trust I 5.85% 8/18/35		1,500,000	955,758
Branch Banking & Trust 5.625% 9/15/16		1,800,000	1,507,426
#CoBank ACB 144A 7.875% 4/16/18		1,660,000	1,601,239
Korea Development Bank 5.30% 1/17/13		2,610,000	2,594,880
PNC Bank 6.875% 4/1/18		3,470,000	3,329,073
•@πPopular North America 3.191% 4/6/09		2,027,000	2,018,979
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,019,992
6.05% 6/1/17		1,055,000	915,857
U.S. Bank North America
4.80% 4/15/15		1,840,000	1,790,682
4.95% 10/30/14		1,205,000	1,168,857
•USB Capital IX 6.189% 4/15/49		5,420,000	2,657,079
Wells Fargo 5.625% 12/11/17		2,495,000	2,297,012
•Wells Fargo Capital XIII 7.70% 12/29/49		8,775,000	7,658,821
			35,060,380
Commercial Services & Supplies – 0.42%
ARAMARK 8.50% 2/1/15		2,055,000	1,941,975
International Lease Finance
5.35% 3/1/12		2,316,000	1,715,667
5.875% 5/1/13		1,486,000	940,865
6.625% 11/15/13		3,450,000	2,116,952
			6,715,459
Communications Equipment – 0.07%
Lucent Technologies 6.45% 3/15/29		1,900,000	1,168,500
			1,168,500
Consumer Finance – 0.17%
Caterpillar Financial Services 7.05% 10/1/18		2,715,000	2,715,825
			2,715,825
Diversified Financial Services – 1.19%
Bank of America
5.125% 11/15/14		990,000	891,646
5.30% 3/15/17		3,365,000	2,799,835
•8.00% 12/29/49		860,000	682,033
Citigroup 6.50% 8/19/13		9,135,000	8,127,072
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,550,000	463,684
JPMorgan Chase
6.00% 1/15/18		1,160,000	1,059,595
6.40% 5/15/38		1,025,000	888,851
JPMorgan Chase Capital XXV 6.80% 10/1/37		3,859,000	2,965,989
•#USB Realty 144A 6.091% 12/22/49		2,800,000	1,288,896
			19,167,601
Diversified Telecommunications Services – 1.30%
AT&T 5.60% 5/15/18		4,515,000	4,048,375
Citizens Communications 7.125% 3/15/19		1,520,000	1,216,000
France Telecom 7.75% 3/1/11		1,571,000	1,649,660
Intelsat Jackson Holdings 11.25% 6/15/16		725,000	708,688
Telecom Italia Capital
4.00% 1/15/10		3,764,000	3,655,936
7.721% 6/4/38		2,010,000	1,670,189
Verizon Communications
5.55% 2/15/16		5,145,000	4,748,628
6.10% 4/15/18		2,325,000	2,150,695
Windstream 8.125% 8/1/13		1,215,000	1,160,325
			21,008,496
Electric Utilities – 1.54%
Baltimore Gas & Electric 6.125% 7/1/13		1,915,000	1,893,437
Columbus Southern Power 6.05% 5/1/18		1,380,000	1,294,088
Commonwealth Edison 6.15% 9/15/17		2,315,000	2,193,000
Detroit Edison 5.60% 6/15/18		1,670,000	1,557,232
Duke Energy Indiana 6.35% 8/15/38		2,580,000	2,394,157
Florida Power 6.40% 6/15/38		3,030,000	2,878,410
Illinois Power 6.125% 11/15/17		1,660,000	1,526,443
#Korea Southern Power 144A 5.375% 4/18/13		1,750,000	1,704,250
PECO Energy 5.35% 3/1/18		1,190,000	1,082,983
#Power Contract Financing 144A 6.256% 2/1/10		1,697,820	1,720,401
Public Service Colorado 6.50% 8/1/38		805,000	767,036
South Carolina Electric & Gas 6.50% 11/1/18		2,025,000	2,040,410
#TAQA Abu Dhabi National Energy 144A 7.25% 8/1/18		1,630,000	1,591,848
Union Electric 6.70% 2/1/19		1,230,000	1,189,897
#West Penn Power 144A 5.95% 12/15/17		1,095,000	1,017,833
			24,851,425
Electronic Equipment Instruments & Components – 0.29%
Tyco Electronics Group 5.95% 1/15/14		4,760,000	4,687,458
			4,687,458
Energy Equipment & Services – 0.13%
Weatherford International
6.00% 3/15/18		1,400,000	1,259,124
6.35% 6/15/17		910,000	843,598
			2,102,722
Food & Staples Retailing – 0.73%
CVS Caremark
4.875% 9/15/14		3,032,000	2,839,896
5.75% 6/1/17		3,207,000	3,001,900
Delhaize America 9.00% 4/15/31		2,646,000	2,784,502
Wal-Mart Stores 6.20% 4/15/38		3,424,000	3,133,377
			11,759,675
Food Products – 0.32%
Kraft Foods 6.125% 2/1/18		5,520,000	5,179,962
			5,179,962
Gas Utilities – 0.07%
CenterPoint Energy Resources 6.00% 5/15/18		1,195,000	1,047,556
			1,047,556
Health Care Equipment & Supplies – 0.18%
Covidien International Finance
6.00% 10/15/17		914,000	904,579
6.55% 10/15/37		2,025,000	1,952,985
			2,857,564
Health Care Providers & Services – 1.05%
HCA PIK 9.625% 11/15/16		1,525,000	1,452,563
Quest Diagnostics 5.45% 11/1/15		4,065,000	3,858,891
UnitedHealth Group
5.50% 11/15/12		4,000,000	3,827,372
5.80% 3/15/36		3,060,000	2,328,293
WellPoint
5.00% 1/15/11		3,105,000	3,088,637
5.00% 12/15/14		2,552,000	2,335,672
			16,891,428
Hotels, Restaurants & Leisure – 0.06%
MGM MIRAGE 7.50% 6/1/16		1,220,000	896,700
			896,700
Household Durables – 0.25%
Ryland Group 5.375% 5/15/12		1,850,000	1,517,000
Toll 8.25% 12/1/11		2,650,000	2,557,250
			4,074,250
Independent Power Producers & Energy Traders – 0.13%
Dynergy Holdings 7.75% 6/1/19		840,000	676,200
NRG Energy 7.375% 2/1/16		1,560,000	1,407,900
			2,084,100
Insurance – 1.15%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		2,260,000	2,193,330
•Hartford Financial Services Group 8.125% 6/15/38		4,530,000	3,864,394
MetLife 6.817% 8/15/18		3,450,000	3,270,117
•#MetLife Capital Trust X 144A 9.25% 4/8/38		4,000,000	3,806,000
π@Montpelier Re Holdings 6.125% 8/15/13		916,000	907,637
#Mutual of Omaha Insurance 144A 6.80% 6/15/36		1,585,000	1,495,577
•@◆#Twin Reefs Pass Through Trust 144A 3.488% 12/31/49		2,600,000	263,250
Unitrin 6.00% 5/15/17		3,227,000	2,714,197
			18,514,502
IT Services – 0.09%
SunGard Data Systems 9.125% 8/15/13		1,528,000	1,382,840
			1,382,840
Media – 1.17%
Comcast
•3.088% 7/14/09		1,627,000	1,592,338
5.875% 2/15/18		3,597,000	3,212,765
6.30% 11/15/17		2,821,000	2,598,276
Thomson Reuters
5.95% 7/15/13		2,500,000	2,499,625
6.50% 7/15/18		3,410,000	3,266,974
Time Warner Cable 7.30% 7/1/38		2,528,000	2,255,102
#Vivendi 144A 6.625% 4/4/18		3,520,000	3,394,105
			18,819,185
Metals & Mining – 0.53%
#ArcelorMittal 144A 6.125% 6/1/18		5,140,000	4,562,588
Rio Tinto Finance USA 6.50% 7/15/18		648,000	613,837
#Severstal 144A 9.75% 7/29/13		4,081,000	3,366,825
			8,543,250
Multi-Utilities – 0.03%
Dominion Resource 6.40% 6/15/18		570,000	546,134
			546,134
Office Electronics – 0.07%
Xerox 5.50% 5/15/12		1,257,000	1,199,442
			1,199,442
Oil, Gas & Consumable Fuels – 1.66%
Apache 6.90% 9/15/18		3,635,000	3,646,803
Enbridge Energy Partners 6.50% 4/15/18		2,160,000	1,996,682
Enterprise Products Operating 6.50% 1/31/19		536,000	500,243
Kinder Morgan Energy Partners 6.95% 1/15/38		1,707,000	1,467,073
#LUKOIL International Finance 144A 6.356% 6/7/17		465,000	354,563
Petro-Canada 6.05% 5/15/18		3,365,000	2,942,470
Plains All American Pipeline
6.65% 1/15/37		600,000	492,857
#144A 6.50% 5/1/18		3,557,000	3,214,276
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,720,000	2,636,439
Suncor Energy 6.50% 6/15/38		1,069,000	895,943
Trans Canada Pipelines 7.25% 8/15/38		3,385,000	3,263,580
XTO Energy
5.50% 6/15/18		2,600,000	2,302,399
6.75% 8/1/37		3,350,000	2,981,262
			26,694,590
Paper & Forest Products – 0.19%
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13		3,270,000	3,008,204
			3,008,204
Pharmaceuticals – 1.11%
AstraZeneca 5.90% 9/15/17		2,085,000	2,056,481
Glaxosmithkline Capital
4.375% 4/15/14		1,355,000	1,286,980
5.65% 5/15/18		4,800,000	4,565,501
Wyeth 5.50% 2/1/14		10,083,000	10,006,380
			17,915,342
Real Estate Investment Trust – 0.12%
Regency Centers 5.875% 6/15/17		2,166,000	1,919,236
			1,919,236
Road & Rail – 0.31%
Burlington North Santa Fe 5.75% 3/15/18		1,692,000	1,625,834
Red Arrow International Leasing 8.375% 6/30/12	RUB	95,576,714	3,389,265
			5,015,099
Wireless Telecommunication Services – 1.16%
AT&T Wireless 8.125% 5/1/12	USD	6,962,000	7,431,308
MetroPCS Wireless 9.25% 11/1/14		1,510,000	1,419,400
Rogers Communications 6.80% 8/15/18		9,068,000	8,593,653
Vodafone Group 5.00% 9/15/15		1,330,000	1,172,129
			18,616,490
Total Corporate Bonds (Cost $368,789,030)			333,266,019
Municipal Bonds – 2.08%
§California State 5.00% 2/1/33-14		5,000	5,403
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		2,090,000	1,939,583
Massachusetts Bay Transportation Authority 5.00% 7/1/19		1,075,000	1,107,401
Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A 5.00% 7/15/36		1,200,000	1,161,408
Mississippi Single Family Mortgage Taxable Revenue Series G Class 3 6.93% 11/1/23 (GNMA) (FNMA)		35,153	36,209
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		2,060,000	1,808,886
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		2,185,000	2,129,567
North Texas Tollway Authority (First Tier System) Series A
5.50% 1/1/18		860,000	884,407
6.00% 1/1/19		430,000	449,827
6.00% 1/1/20		2,150,000	2,212,780
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	2,996,154
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18		3,970,000	4,150,872
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)		400,000	385,800
Texas Transportation Community Mobility 5.00% 4/1/19		3,385,000	3,485,670
Triborough, New York Bridge & Tunnel Authority Revenue Series A
5.00% 11/15/18		2,800,000	2,893,828
5.00% 11/15/19		2,800,000	2,850,400
University of Texas Financing Authority Refunding 5.25% 8/15/18		1,075,000	1,141,564
West Virginia Economic Development Authority Revenue 5.37% 7/1/20 (MBIA)		690,000	653,423
West Virginia Tobacco Settlement Finance Authority Revenue 7.467% 6/1/47		3,655,000	3,231,641
Total Municipal Bonds (Cost $35,321,328)			33,524,823
Non-Agency Asset-Backed Securities – 11.22%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.47% 2/15/12		27,630,000	27,230,600
Series 2008-A5 A5 3.69% 12/16/13		7,000,000	6,875,822
Series 2008-A7 A7 3.19% 12/15/14		2,005,000	1,843,423
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13		3,495,000	3,378,671
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		4,605,000	4,547,998
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		3,000,000	2,633,461
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		1,200,000	1,194,259
Series 2008-A A3 4.94% 4/25/14		3,980,000	3,862,696
@#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16		190,658	166,266
Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13		3,110,000	3,030,289
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		8,330,000	7,527,343
•Series 2007-A6 A6 2.778% 7/12/12		56,000,000	54,455,095
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,303,093
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11		1,650,000	1,643,722
Series 2008-A A3 4.12% 5/15/12		1,215,000	1,168,334
Series 2008-A3 A4A 4.93% 8/15/14		2,020,000	1,895,695
Series 2008-B A3A 4.78% 7/16/12		2,000,000	1,956,545
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		855	2
DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		2,765,000	2,707,418
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		5,360,000	4,645,742
Series 2008-A4 A4 5.65% 12/15/15		5,600,000	5,334,352
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		5,371,000	4,605,579
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11		2,150,000	2,113,398
• π@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		1,120,000	870,434
•#Golden Credit Card Trust Series 2008-3 A 144A 3.49% 7/15/17		4,700,000	4,489,064
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		1,402,876	1,404,923
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		1,200,000	1,199,544
Series 2008-A A3 4.93% 12/17/12		2,000,000	1,976,800
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		2,405,000	2,354,844
•@#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		1,323,393	1,171,203
•MBNA Credit Card Master Note Trust Series 2005-A4 2.53% 11/15/12		1,925,000	1,875,302
Mid-State Trust
Series 11 A1 4.864% 7/15/38		729,711	668,138
Series 2004-1 A 6.005% 8/15/37		432,838	395,570
Series 2005-1 A 5.745% 1/15/40		445,176	390,781
#Series 2006-1 A 144A 5.787% 10/15/40		1,608,846	1,536,026
π@Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36		2,410,000	2,289,004
Series 2006-2 AF3 5.797% 8/25/36		1,780,000	1,625,305
Series 2007-2 AF2 5.675% 6/25/37		1,565,000	1,344,121
RSB Bondco Series 2007-A A2 5.72% 4/1/18		2,835,000	2,742,653
@=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
Structured Asset Securities
π@Series 2001-SB1 A2 3.375% 8/25/31		1,407,024	1,136,831
Series 2005-2XS 1A2A 4.51% 2/25/35		5,188,169	4,839,172
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		2,250,000	2,199,358
Total Non-Agency Asset-Backed Securities (Cost $189,307,595)			180,628,876
Non-Agency Collateralized Mortgage Obligations – 12.54%
•ARM Trust Series 2005-10 3A11 5.415% 1/25/36		3,940,588	3,332,339
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		1,761,089	1,429,784
Series 2004-2 1A1 6.00% 3/25/34		1,782,888	1,447,483
Series 2004-10 1CB1 6.00% 11/25/34		966,876	833,326
Series 2004-11 1CB1 6.00% 12/25/34		3,293,877	2,838,910
Series 2005-9 5A1 5.50% 10/25/20		2,442,936	2,217,729
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		1,722,830	1,545,703
• π@Series 2006-F 1A2 5.176% 7/20/36		3,110,023	2,117,215
Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33		6,864	6,843
•Series 2004-L 4A1 5.151% 1/25/35		1,860,431	1,612,019
Series 2005-9 2A1 4.75% 10/25/20		4,287,199	3,913,411
•Bear Stearns Alternative A Trust Series 2006-R1 2E13 5.071% 8/25/36		875,000	514,300
•Bear Stearns ARM Trust Series 2007-3 1A1 5.474% 5/25/47		4,254,361	3,576,166
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35		3,171,821	2,595,144
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		2,283,444	2,152,861
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.612% 4/25/37		3,766,711	2,719,844
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		1,277,075	1,100,679
•Series 2004-J7 1A2 4.673% 8/25/34		119,530	117,351
Series 2004-J8 1A1 7.00% 9/25/34		1,394,468	1,291,191
Series 2005-57CB 4A3 5.50% 12/25/35		3,311,627	3,136,399
• π@Series 2005-63 3A1 5.891% 11/25/35		3,641,621	2,610,713
Series 2005-85CB 2A2 5.50% 2/25/36		3,756,300	3,298,766
Series 2006-2CB A3 5.50% 3/25/36		3,281,543	2,991,949
◆Countrywide Home Loan Mortgage Pass Through Trust
• π@Series 2004-HYB4 M 4.583% 9/20/34		1,034,290	868,650
Series 2005-23 A1 5.50% 11/25/35		6,085,020	5,459,407
Series 2006-1 A2 6.00% 3/25/36		2,740,735	2,362,171
Series 2006-1 A3 6.00% 3/25/36		407,112	330,524
•Series 2006-HYB1 3A1 5.248% 3/20/36		2,386,333	1,596,914
• π@Series 2006-HYB3 3A1A 6.063% 5/20/36		3,423,331	2,939,716
•Series 2007-HYB2 3A1 5.431% 2/25/47		8,616,656	5,626,674
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		209,380	187,592
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		591,046	592,728
•Series 2004-AR5 4A1 5.70% 10/25/34		1,531,451	1,309,068
•Series 2007-AR2 1A1 5.848% 8/25/37		838,745	655,879
•Series 2007-AR3 2A2 6.292% 11/25/37		6,955,072	5,822,950
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35		3,654,495	3,054,364
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		476,952	467,666
•Series 1999-3 A 8.00% 8/19/29		820,243	887,744
Series 2005-RP1 1A3 8.00% 1/25/35		2,114,357	2,114,225
Series 2005-RP1 1A4 8.50% 1/25/35		1,795,764	1,823,864
Series 2006-RP1 1A3 8.00% 1/25/36		1,089,329	1,088,361
Series 2006-RP1 1A4 8.50% 1/25/36		800,724	810,980
GSR Mortgage Loan Trust
•Series 2005-AR6 3A1 4.56% 9/25/35		14,162,409	11,948,395
Series 2006-1F 5A2 6.00% 2/25/36		1,216,936	927,153
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35		3,846,705	3,359,591
Series 2005-A4 1A1 5.40% 7/25/35		2,135,653	1,855,358
Series 2005-A6 1A2 5.14% 9/25/35		4,865,000	3,975,783
Series 2006-A2 3A3 5.675% 4/25/36		3,729,000	2,580,132
π@Series 2007-A1 B1 4.813% 7/25/35		443,777	272,175
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		2,125,706	1,960,796
Series 2006-1 1A3 5.50% 2/25/36		1,283,609	1,087,663
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33		248,319	218,986
Series 2003-6 3A1 8.00% 9/25/33		265,569	276,210
Series 2003-9 1A1 5.50% 12/25/18		1,581,692	1,483,331
•MASTR ARM Loan Trust
Series 2003-6 1A2 6.492% 12/25/33		314,789	316,009
Series 2005-6 7A1 5.335% 6/25/35		1,288,454	1,093,349
Series 2006-2 4A1 4.981% 2/25/36		2,125,109	1,760,869
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		1,816,352	1,858,257
Series 2005-2 1A4 8.00% 5/25/35		2,296,676	2,361,836
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 4.487% 2/25/35		634,756	445,316
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		1,051,853	920,700
•Residential Funding Mortgage Securities I
Series 2006-SA2 3A2 5.854% 8/25/36		590,880	378,559
Series 2006-SA3 3A1 6.035% 9/25/36		3,508,764	2,929,618
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		1,604,718	1,339,276
π@Series 2005-22 4A2 5.371% 12/25/35		187,885	107,033
π@Series 2006-5 5A4 5.519% 6/25/36		778,951	448,890
•Structured Asset Securities
Series 2002-22H 1A 6.936% 11/25/32		285,460	252,464
π@Series 2005-6 B2 5.339% 5/25/35		806,397	255,849
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20		2,677,819	2,377,403
Series 2006-5 2CB3 6.00% 7/25/36		3,349,825	3,128,222
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		3,120,772	3,012,185
Series 2004-CB3 4A 6.00% 10/25/19		1,997,778	1,874,791
• π@Series 2006-AR8 1A5 5.877% 8/25/46		651,631	431,438
• π@Series 2006-AR8 2A3 6.128% 8/25/36		425,087	277,677
•Series 2006-AR10 1A1 5.931% 9/25/36		4,128,285	3,204,116
•Series 2006-AR14 1A4 5.647% 11/25/36		3,240,256	2,500,426
•Series 2007-HY1 1A1 5.711% 2/25/37		6,763,347	4,978,784
•Series 2007-HY3 4A1 5.348% 3/25/37		14,212,780	11,913,564
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 5.172% 9/25/34		617,613	540,811
Series 2005-7 A2 5.25% 9/25/35		2,534,345	2,236,169
Series 2005-11 1A3 5.50% 11/25/35		2,476,946	2,098,439
Series 2005-18 1A1 5.50% 1/25/36		2,969,224	2,663,952
•Series 2005-AR16 6A4 5.001% 10/25/35		4,720,550	3,661,556
Series 2006-4 2A3 5.75% 4/25/36		1,756,518	1,142,286
Series 2006-7 2A1 6.00% 6/25/36		6,532,804	5,303,820
•Series 2006-AR6 7A1 5.112% 3/25/36		7,440,775	6,166,831
•Series 2006-AR10 5A1 5.594% 7/25/36		3,230,308	2,590,919
•Series 2006-AR11 A7 5.511% 8/25/36		3,599,641	2,236,009
•Series 2006-AR12 1A2 6.03% 9/25/36		1,793,476	1,516,098
•Series 2006-AR12 2A2 6.10% 9/25/36		1,538,757	951,448
•Series 2006-AR19 A1 5.63% 12/25/36		3,177,566	2,667,892
Series 2007-8 2A6 6.00% 7/25/37		1,132,066	999,881
Series 2007-13 A7 6.00% 9/25/37		4,234,899	3,607,605
Total Non-Agency Collateralized Mortgage Obligations (Cost $240,841,624)			201,895,522
Regional Agency – 0.22%
Australia – 0.22%
Queensland Treasury 6.00% 10/14/15	AUD	4,520,000	3,592,729
Total Regional Agency (Cost $4,065,030)			3,592,729
«Senior Secured Loans – 0.52%
Dr Pepper Snapple Group 5.75% 4/10/13	USD	3,563,216	3,474,136
Energy Futures Holdings 7.946% 10/10/14		2,344,560	1,981,153
Ford Motor 7.588% 11/29/13		2,139,038	1,427,808
General Motors 6.378% 11/17/13		2,250,000	1,463,445
Total Senior Secured Loans (Cost $9,383,830)			8,346,542
Sovereign Debt – 1.94%
Germany – 0.90%
Bundesobligation
3.50% 4/12/13	EUR	4,381,400	6,093,054
4.25% 10/12/12	EUR	5,860,000	8,396,372
			14,489,426
Japan – 0.38%
Japan Government 5 yr Bond 1.30% 6/20/13	JPY	638,900,000	6,081,340
			6,081,340
Russia – 0.21%
Russia Government 7.50% 3/31/30	USD	3,243,605	3,325,182
			3,325,182
United Kingdom – 0.45%
U.K. Treasury 8.00% 9/27/13	GBP	3,510,000	7,273,750
			7,273,750
Total Sovereign Debt (Cost $33,191,366)			31,169,698
Supranational Banks – 1.50%
European Investment Bank
7.75% 10/26/10	NZD	5,089,000	3,481,566
11.25% 2/14/13	BRL	15,435,000	7,975,129
Inter-American Development Bank 5.75% 6/15/11	AUD	4,150,000	3,244,948
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	103,100,000	3,914,464
7.50% 7/30/14	NZD	7,920,000	5,577,614
Total Supranational Banks (Cost $27,299,747)			24,193,721
U.S. Treasury Obligations – 4.34%
U.S. Treasury Bonds 4.375% 2/15/38	USD	2,150,000	2,178,051
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		20,985,249	20,439,318
3.00% 7/15/12		6,342,136	6,603,255
3.875% 1/15/09		2,407,113	2,401,285
U.S. Treasury Notes
3.125% 9/30/13		31,305,000	31,530,021
4.00% 8/15/18		6,570,000	6,665,475
Total U.S. Treasury Obligations (Cost $70,788,726)			69,817,405
		Number of
		Shares
Preferred Stock – 0.51%
ION Media 12.00%		0	80
•JPMorgan Chase 7.90%		5,770,000	4,870,636
•PNC Financial Services Group 8.25%		3,500,000	3,280,270
Total Preferred Stock (Cost $9,166,564)			8,150,986
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		4,350	0
Total Warrant (Cost $370,046)			0
		Principal
		Amount¡
≠Discounted Commercial Paper – 5.00%
Eksportfinans 2.333% 11/14/08		10,000,000	9,971,644
Genentech 2.102% 10/2/08		4,150,000	4,149,758
Microsoft 1.25% 10/6/08		10,000,000	9,998,264
Nordea North America 2.404% 10/6/08		12,750,000	12,745,750
Northern Illinois Gas 5.001% 10/1/08		15,760,000	15,760,001
Procter & Gamble 2.124% 10/27/08		9,800,000	9,784,995
Yale University
2.304% 10/14/08		2,800,000	2,797,674
2.506% 10/15/08		15,250,000	15,235,233
Total Discounted Commercial Paper (Cost $80,443,319)			80,443,319
Short-Term Investment – 2.47%
Money Market Instrument – 2.47%
Dreyfus Cash Management Fund		39,855,515	39,855,515
Total Short-Term Investment (Cost $39,855,515)			39,855,515
Total Value of Securities – 108.61%
(Cost $1,852,469,286)			1,748,590,545
Liabilities Net of Receivables and Other Assets (See Notes) – (8.61%)z			(138,590,806)
Net Assets Applicable to 131,349,500 Shares Outstanding – 100.00%			$1,609,999,739

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

‡Non income producing security. Security is currently in default.
∞Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•Variable rate security. The rate shown is the rate as of September 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $25,375,073, which represented 1.58% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $10,883, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $93,759,237, which represented 5.82% of the Fund’s net assets. See Note 5 in "Notes."

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
†Non income producing security.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and(iii) the certificate of deposit rate.
Senior Secured Loans may be subject to restrictions on resale.
zOf this amount, $170,884,609 represents payable for securities purchased and $18,824,341 represents receivable for securities sold as of September 30, 2008.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of the restricted securities was
$20,521,667 or 1.27% of the Fund's net assets. Further details on these holdings appear below and in Note 5 in "Notes."

	Date of
Investment	Acquisition	Cost	Value
Bank of America Funding Securities Series 2006-F1A2 5.176% 7/20/36	7/21/06	$3,110,023	$2,117,215
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.891% 11/25/35	12/31/05	3,641,621	2,610,713
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-HYB4 M 4.583% 9/20/34	9/14/07	1,034,290	868,650
Series 2006-HYB3 3A1A 6.063% 5/20/36	3/26/06	3,423,331	2,939,716
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	8/25/06	1,120,000	870,434
JPMorgan Mortgage Trust Series 2007-A1 B1 4.813% 7/25/35	11/23/07	443,777	272,175
Montpelier Re Holdings 6.125% 8/15/13	8/3/06	916,000	907,637
Popular North America 3.191% 4/6/09	4/3/06	2,027,000	2,018,979
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	3/8/06	2,410,000	2,289,004
Series 2006-2 AF3 5.797% 8/25/36	6/6/06	1,780,000	1,625,305
Series 2007-2 AF2 5.675% 6/25/37	5/14/07	1,565,000	1,344,121
Structured ARM Loan Trust
Series 2005-22 4A2 5.371% 12/25/35	10/6/06	187,885	107,033
Series 2006-5 5A4 5.519% 6/25/36	10/3/06	778,951	448,890
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/31/05	1,407,024	1,136,831
Structured Asset Securities Series 2005-6 B2 5.339% 5/25/35	9/27/06	806,397	255,849
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.877% 8/25/46	7/5/06	651,631	431,438
Series 2006-AR8 2A3 6.128% 8/25/36	7/5/06	425,087	277,677
Total			$20,521,667

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Insured by Federal National Mortgage Association
GNMA – Insured by the Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]

						Unrealized
						Appreciation
		Contracts to Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)
	AUD	(7,394,796)	USD	6,210,002	10/31/08	$371,603
	BRL	(15,247,525)	USD	8,275,455	10/31/08	259,729
	EUR	(2,931,265)	USD	4,317,402	10/31/08	178,393
	EUR	(139,967)	USD	197,466	10/31/08	(171)
	GBP	(3,619,555)	USD	6,641,341	10/31/08	190,995
	JPY	343,278,000	USD	(3,260,000)	10/31/08	(15,393)
	JPY	1,122,253,919	USD	(10,632,439)	10/31/08	(25,081)
	NOK	8,301,475	USD	(1,463,589)	10/31/08	(53,620)
	NZD	(12,580,942)	USD	8,605,365	10/31/08	219,878
						$1,126,333

Financial Futures Contracts[2]

						Unrealized
		Contracts	Notional	Notional		Appreciation
	to Buy (Sell)		Cost	Value	Expiration Date	(Depreciation)
	130	Long Gilt	$2,665,051	$2,591,798	$39,811	($73,253)
	2,380	U.S. Treasury 5 yr Notes	266,638,500	267,117,813	12/31/08	479,313
			$269,303,551	$269,709,611		$406,060

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 3 in ”Notes.”
[2]See Note 4 in ”Notes.”
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.  Open end companies are valued at their published net asset value.

Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $1,852,859,290
Aggregate unrealized appreciation 3,521,181
Aggregate unrealized depreciation (107,789,926)
Net unrealized depreciation $ (104,268,745)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $1,953,218 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $248,321 expires in 2008 and $1,704,897 expires in 2009.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities Derivatives
Level 1 $ 109,672,920 $-
Level 2 1,603,615,837 1,532,393
Level 3 35,301,788 -
Total $1,748,590,545 $1,532,393

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07 $ 26,054,718
Net realized gain (loss) (2,566,085)
Net change in unrealized
appreciation/depreciation (925,404)
Net purchases, sales and settlements 35,590,630
Net transfers in and/or out of Level 3 (22,852,071)
Balance as of 9/30/08 $ 35,301,788

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08 $ (925,404)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security).

The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2008, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)
LVIP Janus Capital Appreciation Fund
September 30, 2008
		Number of	Value
		Shares	(U.S.$)
Common Stock – 97.90%
Aerospace & Defense – 3.28%
Empresa Brasileira de Aeronautica ADR (Brazil)		200,365	$5,411,858
Lockheed Martin		38,485	4,220,650
Precision Castparts		37,960	2,990,489
			12,622,997
Air Freight & Logistics – 2.26%
Robinson (C.H.) Worldwide		43,475	2,215,486
United Parcel Service Class B		103,320	6,497,795
			8,713,281
Automobiles – 0.78%
±Bayerische Motoren Werke (Germany)		77,172	3,004,963
			3,004,963
Beverages – 3.96%
±InBev (Belgium)		256,135	15,235,968
			15,235,968
Biotechnology – 5.03%
†Celgene		133,810	8,467,496
†Genentech		79,985	7,093,070
†Gilead Sciences		83,760	3,817,781
			19,378,347
Capital Markets – 2.16%
Goldman Sachs Group		30,590	3,915,520
T Rowe Price Group		82,265	4,418,453
			8,333,973
Chemicals – 4.88%
±Bayer (Germany)		53,615	3,935,008
±K+S (Germany)		53,156	3,784,223
Monsanto		54,295	5,374,119
Praxair		36,925	2,649,000
±Syngenta (Switzerland)		14,429	3,042,845
			18,785,195
Communications Equipment – 7.63%
†Cisco Systems		645,480	14,562,028
Corning		473,340	7,403,038
±Ericsson LM Class B		226,835	2,153,831
†Research in Motion (Canada)		77,180	5,271,394
			29,390,291
Computers & Peripherals – 3.32%
†Apple		51,366	5,838,260
Hewlett-Packard		149,755	6,924,671
			12,762,931
Diversified Financial Services – 3.09%
CME Group		7,975	2,962,792
JPMorgan Chase		190,990	8,919,233
			11,882,025
Electrical Equipment – 1.03%
Emerson Electric		78,995	3,222,206
†Suntech Power Holdings ADR (China)		20,520	736,052
			3,958,258
Electronic Equipment & Instruments – 1.05%
±Keyence (Japan)		11,500	2,294,163
†Sunpower Class B		25,237	1,742,640
			4,036,803
Food & Staples Retailing – 5.17%
CVS Caremark		444,590	14,964,900
±Tesco (United Kingdom)		709,143	4,932,938
			19,897,838
Food Products – 0.94%
±Nestle (Switzerland)		83,798	3,621,543
			3,621,543
Health Care Equipment & Supplies – 1.51%
Covidien		88,920	4,780,340
†Zimmer Holdings		15,715	1,014,560
			5,794,900
Health Care Providers & Services – 4.29%
†Coventry Health Care		174,825	5,690,554
UnitedHealth Group		425,950	10,814,870
			16,505,424
Hotels, Restaurants & Leisure – 2.50%
±Crown (Australia)		649,078	4,508,065
McDonald's		69,856	4,310,115
Yum Brands		24,860	810,685
			9,628,865
Household Products – 1.38%
Colgate-Palmolive		70,565	5,317,073
			5,317,073
Independent Power Producers & Energy Traders – 3.24%
†AES		634,600	7,418,474
±†EDP Renovaveis (Spain)		197,490	1,553,892
†NRG Energy		141,645	3,505,714
			12,478,080
Industrial Conglomerates – 2.13%
±Siemens (Germany)		87,401	8,219,240
			8,219,240
Insurance – 2.11%
†Berkshire Hathaway Class B		1,850	8,130,750
			8,130,750
Internet Software & Services – 2.52%
†Google Class A		24,230	9,704,600
			9,704,600
IT Services – 1.65%
Automatic Data Processing		83,133	3,553,936
Western Union		114,115	2,815,217
			6,369,153
Machinery – 1.96%
Caterpillar		35,735	2,129,806
Danaher		62,120	4,311,127
Illinois Tool Works		25,170	1,118,807
			7,559,740
Media – 0.59%
Disney (Walt)		73,820	2,265,536
			2,265,536
Metals & Mining – 0.53%
±ArcelorMittal (Luxembourg)		17,913	906,518
±Vallourec (France)		5,216	1,125,298
			2,031,816
Multiline Retail – 0.87%
Nordstrom		116,455	3,356,233
			3,356,233
Oil, Gas & Consumable Fuels – 8.33%
Devon Energy		30,870	2,815,344
EOG Resources		23,255	2,080,392
Exxon Mobil		36,890	2,864,877
Hess		151,630	12,445,790
Occidental Petroleum		95,425	6,722,691
Petroleo Brasileiro ADR (Brazil)		116,750	5,131,163
			32,060,257
Paper & Forest Products – 1.17%
Weyerhaeuser		74,060	4,486,555
			4,486,555
Pharmaceuticals – 2.72%
Merck		46,710	1,474,168
±Roche Holding (Switzerland)		43,284	6,775,760
Wyeth		59,860	2,211,228
			10,461,156
Real Estate Investment Trusts – 0.64%
ProLogis		59,640	2,461,343
			2,461,343
Road & Rail – 0.70%
Canadian National Railway (Canada)		56,590	2,706,700
			2,706,700
Semiconductors & Semiconductor Equipment – 4.20%
†Cypress Semiconductor		92,040	480,449
KLA-Tencor		171,600	5,431,140
†Marvell Technology Group (Bermuda)		368,400	3,426,120
±aiwan Semiconductor		2,484,000	4,155,425
Texas Instruments		125,114	2,689,951
			16,183,085
Software – 6.91%
†Amdocs (United Kingdom)		122,885	3,364,591
†Electronics Arts		36,485	1,349,580
Microsoft		431,935	11,528,345
†Oracle		510,305	10,364,295
			26,606,811
Specialty Retail – 0.90%
Staples		153,282	3,448,845
			3,448,845
Tobacco – 0.68%
Altria Group		132,285	2,624,534
			2,624,534
Wireless Telecommunication Services – 1.79%
†Crown Castle International		237,380	6,876,899
			6,876,899
Total Common Stock (Cost $426,382,664)			376,902,008
		Principal
		Amount
≠Discount Note – 0.41%
Federal Home Loan Bank 0.10% 10/1/08		$1,600,000	1,600,000
Total Discount Note (Cost $1,600,000)			1,600,000
		Number of
		Shares
Short-Term Investment – 1.31%
Money Market Instrument – 1.31%
Dreyfus Cash Management Fund		5,045,825	5,045,825
Total Short-Term Investment (Cost $5,045,825)			5,045,825

Total Value of Securities – 99.62%
(Cost $433,028,489)			383,547,833
Receivables and Other Assets Net of Liabilities (See Notes) – 0.38%			1,450,331
Net Assets Applicable to 20,792,113 Shares Outstanding – 100.00%			$384,998,164

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair valued securities was $69,249,680, which represented 17.99% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
			Unrealized
			Appreciation
Contracts to Deliver	In Exchange For	Settlement Date	(Depreciation)
EUR (15,000,000)	USD 22,179,540	11/1/08	$999,847
GBP (250,000)	USD 488,350	10/23/08	43,105
GBP (1,992,000)	USD 3,759,855	11/12/08	209,720
JPY (200,000,000)	USD 1,827,652	10/23/08	(60,097)
JPY 40,200,000	USD (378,924)	10/23/08	514
			$1,193,089

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the  Fund's Board of Trustee's.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $436,288,991
Aggregate unrealized appreciation 22,092,431
Aggregate unrealized depreciation (74,833,589)
Net unrealized depreciation $(52,741,158)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $164,159,783 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,290,702 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities Derivatives
Level 1 $312,698,153 $ -
Level 2 70,849, 680 1,193,089
Level 3 - -
Total $383,547,833 $ 1,193,089
There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP FI Equity-Income Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 100.19%
Aerospace & Defense – 2.76%
L-3 Communications Holdings	31,860	$3,132,475
Lockheed Martin	33,880	3,715,620
United Technologies	101,140	6,074,468
		12,922,563
Auto Components – 0.72%
†Goodyear Tire & Rubber	218,940	3,351,971
		3,351,971
Beverages – 1.26%
Molson Coors Brewing Class B	126,720	5,924,160
		5,924,160
Biotechnology – 1.52%
†Amgen	120,140	7,120,698
		7,120,698
Capital Markets – 4.09%
Bank of New York Mellon	278,480	9,072,879
Federated Investors Class B	65,030	1,874,815
Franklin Resources	40,980	3,611,567
State Street	81,300	4,624,344
		19,183,605
Chemicals – 1.39%
Celanese Series A	85,570	2,388,259
CF Industries Holdings	45,030	4,118,444
		6,506,703
Commercial Banks – 3.46%
National City	718,940	1,258,145
SunTrust Banks	107,330	4,828,777
Wells Fargo	270,640	10,157,119
		16,244,041
Commercial Services & Supplies – 1.41%
†Allied Waste Industries	243,380	2,703,952
Donnelley (R.R.) & Sons	159,900	3,922,347
		6,626,299
Consumer Finance – 0.60%
Capital One Financial	54,710	2,790,210
		2,790,210
Containers & Packaging – 0.66%
†Owens-Illinois	104,730	3,079,062
		3,079,062
Diversified Financial Services – 9.30%
Bank of America	617,380	21,608,300
Citigroup	464,450	9,525,870
CME Group	10,370	3,852,559
†Interactive Brokers Group Class A	168,590	3,737,640
JPMorgan Chase	104,330	4,872,211
		43,596,580
Diversified Telecommunications Services – 4.15%
AT&T	372,080	10,388,473
Embarq	108,850	4,413,868
Qwest Communications International	1,446,310	4,671,581
		19,473,922
Electric Utilities – 2.43%
Duke Energy	409,790	7,142,639
Pepco Holdings	185,670	4,253,700
		11,396,339
Electronic Equipment & Instruments – 1.23%
†Avnet	95,440	2,350,687
Tyco Electronics	123,700	3,421,542
		5,772,229
Energy Equipment & Services – 1.01%
ENSCO International	82,520	4,755,628
		4,755,628
Food & Staples Retailing – 2.40%
CVS Caremark	159,120	5,355,979
Kroger	88,430	2,430,056
Sysco	112,590	3,471,150
		11,257,185
Food Products – 1.29%
Bunge	70,400	4,447,872
Tyson Food Class A	134,970	1,611,542
		6,059,414
Gas Utilities – 0.90%
Energen	93,200	4,220,096
		4,220,096
Health Care Providers & Services – 2.72%
CIGNA	91,230	3,099,995
McKesson	69,730	3,752,171
†WellPoint	126,670	5,924,357
		12,776,523
Household Products – 1.18%
Procter & Gamble	79,530	5,542,446
		5,542,446
Independent Power Producers & Energy Traders - 0.61%
†Reliant Energy	386,260	2,839,011
		2,839,011
Industrial Conglomerates – 2.88%
General Electric	529,340	13,498,170
		13,498,170
Insurance – 10.83%
†ACE	123,520	6,686,138
Allied World Assurance Holdings	50,900	1,807,968
Aspen Insurance Holdings	38,300	1,053,250
Assurant	74,690	4,107,950
†Berkshire Hathaway Class B	1,340	5,889,300
Chubb	109,970	6,037,353
Hartford Financial Services Group	69,400	2,844,706
Loews	131,750	5,202,808
MetLife	160,030	8,961,679
PartnerRe	48,000	3,206,880
XL Capital Class A	276,960	4,968,662
		50,766,694
IT Services – 0.66%
Accenture Class A	81,000	3,078,000
		3,078,000
Machinery – 1.11%
†AGCO	122,280	5,210,351
		5,210,351
Marine – 0.51%
Alexander & Baldwin	54,100	2,382,023
		2,382,023
Media – 3.18%
†DISH Network Class A	134,430	2,823,030
News Class A	586,420	7,031,176
Time Warner	385,920	5,059,411
		14,913,617
Metals & Mining – 1.99%
Freeport-McMoRan Copper & Gold Class B	88,760	5,046,006
Nucor	108,820	4,298,390
		9,344,396
Multiline Retail – 0.71%
Penney (J.C.)	100,130	3,338,334
		3,338,334
Multi-Utilities – 1.38%
CMS Energy	213,150	2,657,981
Public Service Enterprise Group	115,970	3,802,656
		6,460,637
Oil, Gas & Consumable Fuels – 14.88%
Apache	75,360	7,858,541
Chevron	94,600	7,802,608
ConocoPhillips	283,460	20,763,444
Exxon Mobil	270,460	21,003,923
†Mariner Energy	153,930	3,155,565
Valero Energy	302,720	9,172,416
		69,756,497
Pharmaceuticals – 7.11%
†Endo Pharmaceuticals Holdings	79,150	1,583,000
Johnson & Johnson	76,720	5,315,162
Merck	175,470	5,537,833
Pfizer	704,030	12,982,313
Wyeth	214,690	7,930,649
		33,348,957
Real Estate Management & Development – 0.59%
Jones Lang LaSalle	63,440	2,758,371
		2,758,371
Road & Rail – 1.09%
Norfolk Southern	77,080	5,103,467
		5,103,467
Semiconductors & Semiconductor Equipment – 0.48%
†Lam Research	72,170	2,272,633
		2,272,633
Software – 0.81%
Microsoft	142,340	3,799,055
		3,799,055
Specialty Retail – 2.86%
Abercrombie & Fitch Class A	104,300	4,114,635
Home Depot	359,810	9,315,481
		13,430,116
Textiles, Apparel & Luxury Goods – 0.68%
†Coach	127,500	3,192,600
		3,192,600
Tobacco – 2.31%
Altria Group	334,190	6,630,329
†Lorillard	58,930	4,192,870
		10,823,199
Wireless Telecommunication Services – 1.04%
†NII Holdings	128,750	4,882,200
		4,882,200
Total Common Stock (Cost $494,517,446)		469,798,002

Short-Term Investment – 0.22%
Money Market Instrument – 0.22%
Dreyfus Cash Management Fund	1,038,916	1,038,916
Total Short-Term Investment (Cost $1,038,916)		1,038,916

Total Value of Securities – 100.41%
(Cost $495,556,362)		470,836,918
Liabilities Net of Receivables and Other Assets (See Notes) – (0.41%)		(1,930,219)
Net Assets Applicable to 38,320,018 Shares Outstanding – 100.00%		$468,906,699

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP FI Equity-Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The

Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $510,885,612
Aggregate unrealized appreciation 27,399,024
Aggregate unrealized depreciation (67,447,718)
Net unrealized depreciation $(40,048,694)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The

Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30,
2008:
Securities
Level 1 $470,836,918
Level 2 -
Level 3 -
Total $470,836,918

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP UBS Global Asset Allocation Fund
September 30, 2008

		Number of	Value
		Shares	(U.S. $)
Common Stock – 71.31%
Aerospace & Defense – 0.54%
=Cobham (United Kingdom)		131,782	$448,163
General Dynamics		3,400	250,308
Precision Castparts		3,300	259,974
United Technologies		8,400	504,504
			1,462,949
Air Freight & Logistics – 1.07%
FedEx		31,800	2,513,472
=TNT (Netherlands)		13,571	375,941
			2,889,413
Airlines – 0.54%
=Qantas Airways (Australia)		212,439	541,588
†Ryanair Holdings ADR		14,800	331,964
Southwest Airlines		39,200	568,792
			1,442,344
Auto Components – 1.25%
Borg Warner		43,100	1,412,387
Johnson Controls		64,600	1,959,318
			3,371,705
Automobiles – 0.84%
=Daimler (Germany)		17,220	869,361
=Honda Motor (Japan)		45,600	1,383,238
			2,252,599
Beverages – 0.53%
†Constellation Brands Class A		49,400	1,060,124
PepsiCo		5,100	363,477
			1,423,601
Biotechnology – 1.72%
†Amgen		20,100	1,191,327
†Cephalon		5,400	418,446
†Genzyme		37,500	3,033,375
			4,643,148
Building Products – 0.69%
Masco		103,500	1,856,790
			1,856,790
Capital Markets – 2.22%
Bank of New York Mellon		45,100	1,469,358
BlackRock		1,000	194,500
=Credit Suisse Group (Switzerland)		21,306	995,032
Goldman Sachs Group		4,700	601,600
Morgan Stanley		76,400	1,757,200
=Nomura Holdings (Japan)		49,500	646,010
Northern Trust		2,400	173,280
T. Rowe Price Group		2,400	128,904
			5,965,884
Chemicals – 1.07%
=Givaudan (Switzerland)		835	697,438
=Kuraray (Japan)		33,000	328,043
Monsanto		2,400	237,552
=Orica (Australia)		32,172	543,330
Potash Corp. of Saskatchewan (Canada)		1,200	158,412
Praxair		6,500	466,310
=Shin-Etsu Chemical (Japan)		9,800	466,019
			2,897,104
Commercial Banks – 6.28%
=Alpha Bank (Greece)		25,030	544,836
=Banco Bilbao Vizcaya Argentaria (Spain)		39,693	641,751
=Bank of East Asia (Hong Kong)		131,800	414,894
=Bank of Ireland (Ireland)		89,011	500,004
=Bank of Yokohama (Japan)		82,000	406,198
=Barclays (United Kingdom)		203,592	1,210,453
=BNP Paribas (France)		15,038	1,435,235
City National		12,100	657,030
Fifth Third Bancorp		125,700	1,495,830
=Intesa Sanpaolo (Italy)		93,672	515,065
=National Australia Bank (Australia)		22,255	449,160
=Standard Chartered (United Kingdom)		23,768	583,036
=Sumitomo Mitsui Financial Group (Japan)		164	1,028,273
=Sumitomo Trust & Banking (Japan)		100,000	666,275
SunTrust Banks		34,100	1,534,159
Toronto-Dominion Bank (Canada)		16,700	1,005,483
Wells Fargo		101,700	3,816,802
			16,904,484
Commercial Services & Supplies – 0.25%
=Adecco (Switzerland)		9,580	416,170
=Experian Group (United Kingdom)		37,346	247,655
			663,825
Communications Equipment – 0.91%
†Cisco Systems		30,100	679,056
=Nokia (Finland)		50,763	946,635
QUALCOMM		19,200	825,024
			2,450,715
Computers & Peripherals – 1.26%
†Apple		4,800	545,568
Hewlett-Packard		36,800	1,701,632
†NetApp		62,200	1,133,906
			3,381,106
Construction & Engineering – 0.06%
=Balfour Beatty (United Kingdom)		27,900	151,581
			151,581
Construction Materials – 0.24%
=CRH (Ireland)		30,824	652,188
			652,188
Consumer Finance - 0.55%
Discover Financial Services		81,250	1,122,875
=Societe Generale (France)		3,855	346,232
			1,469,107
Diversified Financial Services – 1.33%
Citigroup		164,400	3,371,844
JPMorgan Chase		4,800	224,160
			3,596,004
Diversified Telecommunications Services – 1.23%
AT&T		60,300	1,683,576
=Singapore Telecommunications (Singapore)		295,000	674,291
=Telekom Austria (Austria)		54,742	963,004
			3,320,871
Electric Utilities – 1.77%
American Electric Power		29,100	1,079,028
=E.ON (Germany)		16,961	861,289
Exelon		37,000	2,316,940
Pepco Holdings		22,700	520,057
			4,777,314
Energy Equipment & Services – 2.15%
Baker Hughes		37,900	2,294,466
†Cameron International		4,400	169,576
Halliburton		76,600	2,481,074
Schlumberger		2,100	163,989
=†Technip (France)		7,799	438,157
†Weatherford International		9,600	241,344
			5,788,606
Food & Staples Retailing – 1.18%
=Metro (Germany)		10,545	528,847
Sysco		54,100	1,667,903
=Tesco (United Kingdom)		139,589	971,009
			3,167,759
Food Products – 1.14%
=Associated British Foods (United Kingdom)		54,546	693,096
Campbell Soup		6,400	247,040
=Nestle (Switzerland)		49,492	2,138,923
			3,079,059
Health Care Equipment & Supplies – 2.19%
Baxter International		8,700	570,981
Becton, Dickinson		2,300	184,598
Covidien		22,300	1,198,848
Medtronic		33,900	1,698,390
Stryker		7,400	461,020
=Synthes (Switzerland)		4,356	602,619
†Zimmer Holdings		18,400	1,187,904
			5,904,360
Health Care Providers & Services – 1.48%
†DaVita		11,500	655,615
†Express Scripts		3,700	273,134
†Laboratory Corp. of America Holdings		8,300	576,850
†Medco Health Solutions		43,600	1,962,000
UnitedHealth Group		20,300	515,417
			3,983,016
Hotels, Restaurants & Leisure – 1.86%
Carnival		47,600	1,682,660
International Game Technology		14,000	240,520
Royal Caribbean Cruises		23,000	477,250
†Starbucks		73,000	1,085,510
Starwood Hotels & Resorts Worldwide		31,000	872,340
†Wynn Resorts		8,000	653,120
			5,011,400
Household Durables – 0.46%
Fortune Brands		21,400	1,227,504
			1,227,504
Household Products – 0.29%
Colgate-Palmolive		3,400	256,190
=Kao (Japan)		14,000	375,463
Procter & Gamble		2,300	160,287
			791,940
Industrial Conglomerates – 1.87%
General Electric		153,300	3,909,150
=Siemens (Germany)		12,076	1,135,634
			5,044,784
Insurance – 3.99%
†ACE		16,900	914,797
AFLAC		38,900	2,285,375
=Allianz (Germany)		2,438	335,852
=AXA (France)		23,737	776,878
Hartford Financial Services Group		21,100	864,889
Manulife Financial (Canada)		17,000	611,444
=†Mitsui Sumitomo Insurance (Japan)		16,300	555,161
=Muenchener Rueckversicherungs (Germany)		9,739	1,473,519
Principal Financial Group		37,000	1,609,130
Prudential Financial		5,100	367,200
=Prudential (United Kingdom)		58,678	536,035
=QBE Insurance Group (Australia)		19,678	424,377
			10,754,657
Internet & Catalog Retail – 0.20%
†Amazon.com		7,400	538,424
			538,424
Internet Software & Services – 0.28%
†Google Class A		1,900	760,988
			760,988
IT Services – 0.69%
Automatic Data Processing		8,100	346,275
MasterCard Class A		4,700	833,451
†Visa Class A		11,000	675,290
			1,855,016
Life Sciences Tools & Services – 0.59%
†Millipore		13,300	915,040
Pharmaceutical Product Development		16,000	661,600
			1,576,640
Machinery – 2.25%
Illinois Tool Works		54,500	2,422,525
=Komatsu (Japan)		32,000	523,913
=MAN (Germany)		4,081	277,556
PACCAR		41,750	1,594,433
Pall		24,900	856,311
=THK (Japan)		24,700	384,349
			6,059,087
Marine – 0.17%
=Mitsui OSK Lines (Japan)		54,000	469,193
			469,193
Media – 3.14%
=British Sky Broadcasting (United Kingdom)		152,217	1,133,070
Comcast Class A		152,000	2,983,760
†Interpublic Group		151,200	1,171,800
News Class A		119,700	1,435,203
Omnicom Group		34,300	1,322,608
=Reed Elsevier (Netherland)		27,946	414,505
			8,460,946
Metals & Mining – 0.82%
=ArcelorMittal (Netherlands)		7,920	400,805
=BHP Billiton (Australia)		40,123	1,038,007
Freeport-McMoRan Copper & Gold Class B		1,400	79,590
=Norsk Hydro ASA (Norway)		55,600	376,124
=Rio Tinto (United Kingdom)		4,913	308,488
			2,203,014
Multiline Retail – 0.15%
Target		8,500	416,925
			416,925
Multi-Utilities & Unregulated Power – 1.04%
=GDF Suez (France)		19,147	996,119
NiSource		28,000	413,280
Sempra Energy		27,600	1,392,972
			2,802,371
Office Electronics – 0.40%
=Canon (Japan)		28,300	1,072,928
			1,072,928
Oil, Gas & Consumable Fuels – 4.67%
=BP (United Kingdom)		190,055	1,583,553
Chesapeake Energy		3,600	129,096
Chevron		22,100	1,822,808
Consol Energy		3,900	178,971
EOG Resources		9,500	849,870
Marathon Oil		32,900	1,311,723
Peabody Energy		26,300	1,183,500
†Southwestern Energy		6,800	207,672
Sunoco		14,900	530,142
=Total (France)		36,685	2,228,216
TransCanada (Canada)		29,400	1,054,400
=Tullow Oil (United Kingdom)		30,281	386,305
†Ultra Petroleum		14,500	802,430
XTO Energy		6,825	317,499
			12,586,185
Pharmaceuticals – 4.97%
Abbott Laboratories		7,800	449,124
Allergan		43,400	2,235,100
†Elan ADR		22,500	240,075
Johnson & Johnson		39,200	2,715,776
=Novartis (Switzerland)		35,712	1,880,221
=Roche Holding (Switzerland)		12,527	1,961,001
Schering-Plough		76,000	1,403,720
Wyeth		67,900	2,508,226
			13,393,243
Real Estate Management & Development – 0.43%
=Mitsui Fudosan (Japan)		24,000	463,748
=New World Development (Hong Kong)		453,000	504,538
=Sun Hung Kai Properties (Hong Kong)		17,000	175,186
			1,143,472
Road & Rail – 1.48%
Burlington Northern Santa Fe		23,800	2,199,834
Canadian National Railway (Canada)		16,400	782,479
Ryder System		11,700	725,400
Union Pacific		4,000	284,640
			3,992,353
Semiconductors & Semiconductor Equipment – 3.16%
Analog Devices		70,300	1,852,405
=†ASML Holding (Netherlands)		44,565	778,706
†Broadcom Class A		35,300	657,639
Intel		208,700	3,908,951
Xilinx		55,900	1,310,855
			8,508,556
Software – 2.36%
†Adobe Systems		2,700	106,569
†Intuit		47,600	1,504,636
Microsoft		109,600	2,925,225
†Oracle		7,600	154,356
=Sage Group (United Kingdom)		141,712	496,578
†Symantec		20,106	393,675
†VMware Class A		28,500	759,240
			6,340,279
Specialty Retail – 0.60%
Abercrombie & Fitch Class A		4,700	185,415
=Esprit Holdings (Hong Kong)		70,400	436,390
†J. Crew Group		10,900	311,413
=Kingfisher (United Kingdom)		159,012	379,045
Sherwin-Williams Companies		5,100	291,516
			1,603,779
Textiles, Apparel & Luxury Goods – 0.22%
†Coach		23,600	590,944
			590,944
Tobacco – 0.44%
=Japan Tobacco (Japan)		311	1,172,240
			1,172,240
Trading Company & Distributors – 0.59%
=Mitsubishi (Japan)		39,600	826,101
=Wolseley (United Kingdom)		98,970	748,906
			1,575,007
Wireless Telecommunication Services – 1.70%
†American Tower Class A		3,900	140,283
=NTT DoCoMo (Japan)		522	835,603
Sprint Nextel		290,624	1,772,806
†USA Mobility		4	44
=Vodafone Group (United Kingdom)		831,345	1,835,813
			4,584,549
Total Common Stock (Cost $208,787,034)			190,562,849

Preferred Stock – 0.24%
=Henkel KGAA (Germany) 6.92%		17,445	637,442
US Airways Series A		8	0
Total Preferred Stock (Cost $834,061)			637,442

¤Affiliated Investment Companies – 6.85%
UBS Emerging Markets Equity Relationship Fund		180,139	4,652,207
UBS High Yield Relationship Fund		688,002	13,800,224
Total Affiliated Investment Companies (Cost $18,016,629)			18,452,431

		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.22%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41		109	115
Series 2002-T19 A1 6.50% 7/25/42		327,639	341,367
•Fannie Whole Loan Series 2004-W1 3A 5.848% 1/25/43		254,019	251,213
Total Agency Collateralized Mortgage Obligations (Cost $591,141)			592,695

Agency Mortgage-Backed Securities – 7.00%
Fannie Mae
6.00% 12/1/36		1,033,117	1,037,635
7.00% 1/1/34		53,982	56,387
Fannie Mae S.F. 15 yr
5.50% 11/1/16		297,577	303,206
5.50% 3/1/20		519,392	528,729
Fannie Mae S.F. 20 yr
5.50% 12/1/23		314,863	316,244
5.50% 4/1/24		523,329	525,580
Fannie Mae S.F. 30 yr
5.00% 3/1/36		400,064	390,452
5.00% 8/1/36		1,129,974	1,102,827
5.50% 9/1/21		340,557	344,232
5.50% 3/1/37		676,949	675,651
5.50% 4/1/37		1,427,285	1,424,549
5.50% 5/1/38		471,561	470,610
6.00% 1/1/33		667,134	681,111
6.00% 4/1/38		486,249	492,995
6.00% 6/1/38		481,155	487,830
6.50% 12/1/37		545,097	559,528
6.50% 2/1/38		671,399	689,106
Fannie Mae S.F. 30 yr TBA
5.50% 10/1/38		2,250,000	2,243,673
6.00% 10/1/38		780,000	789,993
•Freddie Mac ARM 5.16% 5/1/37		574,255	579,817
Freddie Mac S.F. 15 yr
5.50% 12/1/18		215,871	219,415
5.50% 5/1/20		560,551	565,724
Freddie Mac S.F. 20 yr 5.50% 5/1/23		667,408	670,638
Freddie Mac S.F. 30 yr
5.50% 3/1/37		1,159,408	1,154,171
5.50% 4/1/38		741,945	738,709
5.50% 6/1/38		471,140	469,086
5.50% 7/1/38		523,225	520,862
5.50% 9/1/38		474,521	472,378
6.50% 11/1/28		337,300	349,402
Total Agency Mortgage-Backed Securities (Cost $18,860,695)			18,860,540

Agency Obligations – 1.31%
Fannie Mae
3.00% 7/12/10		655,000	653,790
3.50% 4/28/11		460,000	460,512
3.625% 8/15/11		775,000	780,894
3.875% 7/12/13		690,000	689,031
5.25% 8/1/12		100,000	101,243
5.625% 7/15/37		320,000	340,408
Freddie Mac
2.375% 5/28/10		445,000	439,570
5.75% 9/15/10	EUR	45,000	64,319
Total Agency Obligations (Cost $3,503,381)			3,529,767

Collateralized Debt Obligation – 0.11%
#G-Force CDO Series 2006-1A A3 144A 5.60% 9/27/46		475,000	299,250
Total Collateralized Debt Obligation (Cost $468,220)			299,250

Commercial Mortgage-Backed Securities – 0.91%
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49		375,000	328,241
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-CC1 A 5.375% 3/21//46		706,020	353,010
@Series 2006-RR2 A1 5.814% 6/23/46		723,777	459,598
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP8 A3B 5.447% 5/15/45		650,000	592,183
Series 2006-LDP8 A4 5.399% 5/15/45		475,000	413,166
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 B 5.525% 7/12/46		100,000	65,941
•Morgan Stanley Dean Witter Capital I Series 2000-LIFE A2 7.57% 11/15/36		227,941	230,508
Total Commercial Mortgage-Backed Securities (Cost $3,235,887)			2,442,647

Corporate Bonds – 2.36%
Capital Markets – 0.19%
Bear Stearns 7.25% 2/1/18		$240,000	231,354
‡Lehman Brothers 6.75% 12/28/17		225,000	1,125
Morgan Stanley 6.625% 4/1/18		165,000	109,364
Morgan Stanley Dean Witter 6.75% 4/15/11		240,000	177,722
			519,565
Chemicals – 0.05%
ICI Wilmington 4.375% 12/1/08		125,000	124,780
			124,780
Commercial Banks – 0.34%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	29,038
Bank of Scotland (United Kingdom) 9.375% 5/15/21	GBP	30,000	50,692
Bank One 7.875% 8/1/10		90,000	92,324
Intesa Sanpaolo (Italy) 6.375% 4/6/10	EUR	40,000	57,213
Rabobank (Netherland)
1.05% 1/22/10	JPY	21,000,000	197,633
4.125% 4/4/12	EUR	40,000	54,761
Royal Bank Scotland (United Kingdom) 9.625% 6/22/15	GBP	30,000	55,611
Wells Fargo 6.375% 8/1/11		175,000	178,415
Wells Fargo Bank 5.95% 8/26/36		250,000	196,226
			911,913
Consumer Finance – 0.49%
Ford Motor Credit 5.80% 1/12/09		865,000	821,349
GMAC 6.875% 9/15/11		185,000	82,589
HSBC Finance 6.75% 5/15/11		125,000	125,721
International Lease Finance 3.50% 4/1/09		325,000	292,270
			1,321,929
Diversified Financial Services – 0.32%
Bank of America 5.42% 3/15/17		300,000	239,181
Citigroup
5.50% 11/18/15	GBP	25,000	37,398
6.875% 3/5/38		115,000	94,326
GE Capital European Funding (Irelend) 4.625% 8/23/10	EUR	45,000	59,166
General Electric Capital
5.875% 1/14/38		240,000	177,454
6.00% 6/15/12		175,000	169,043
JPMorgan Chase Capital XXV 6.80% 10/1/37		105,000	80,702
			857,270
Diversified Telecommunications Services – 0.08%
AT&T 6.50% 9/1/37		90,000	76,787
Bellsouth 6.55% 6/15/34		45,000	38,690
Verizon New York 6.875% 4/1/12		105,000	105,076
			220,553
Electric Utilities – 0.11%
E. ON International Finance (Netherlands)
5.125% 10/2/12	EUR	40,000	56,302
#144A 5.80% 4/30/18		205,000	196,282
Pacific Gas & Electric 6.05% 3/1/34		60,000	53,122
			305,706
Food & Staples Retailing – 0.05%
CVS Caremark 5.75% 6/1/17		130,000	121,686
			121,686
Independent Power Producers & Energy Traders – 0.09%
Exelon Generation 5.35% 1/15/14		95,000	86,213
PSEG Power 6.95% 6/1/12		160,000	163,329
			249,542
Insurance – 0.04%
MetLife 5.00% 11/24/13		100,000	94,759
			94,759
Media – 0.09%
Time Warner 6.875% 5/1/12		240,000	238,145
			238,145
Multi-Utilities & Unregulated Power – 0.07%
Dominion Resources 5.95% 6/15/35		110,000	91,276
Midamerican Energy Holdings 5.95% 5/15/37		100,000	82,107
			173,383
Oil, Gas & Consumable Fuels – 0.16%
Anadarko Petroleum 5.95% 9/15/16		35,000	32,218
Kinder Morgan Energy Partners
5.125% 11/15/14		110,000	100,542
5.80% 3/15/35		175,000	130,706
Valero Energy 6.625% 6/15/37		200,000	173,092
			436,558
Pharmaceuticals – 0.06%
Allergan 5.75% 4/1/16		175,000	168,553
			168,553
Real Estate Investment Trusts – 0.04%
Prologis 5.625% 11/15/15		135,000	118,196
			118,196
Road & Rail – 0.02%
#Erac USA Finance 144A 8.00% 1/15/11		50,000	51,179
			51,179
Thrift & Mortgage Finance – 0.06%
Residential Capital 8.125% 11/21/08		185,000	158,175
Washington Mutual 5.50% 1/15/13		365,000	2,281
			160,456
Tobacco – 0.04%
Philip Morris International 5.65% 5/16/18		105,000	97,230
			97,230
Wireless Telecommunication Services – 0.06%
AT&T Wireless Services 8.75% 3/1/31		55,000	60,969
Sprint Capital 6.875% 11/15/28		165,000	110,792
			171,761
Total Corporate Bonds (Cost $7,835,998)			6,343,164

•Non-Agency Asset-Backed Securities – 0.11%
Home Equity Mortgage Trust
Series 2006-3 A1 5.472% 9/25/36		$75,544	20,449
Series 2006-6 2A1 3.307% 3/25/37		77,032	15,517
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-A A1 4.307% 9/25/27		48,557	45,081
Merrill Lynch Mortgage Investors Series 2006-SL1 A 3.387% 9/25/36		35,291	20,742
Nomura Asset Acceptance Series 2006-S4 A1 3.377% 8/25/36		114,834	33,912
•#Paragon Mortgages Series 7A B1A (United Kingdom) 144A 3.554% 5/15/43		170,000	150,778
Total Non-Agency Asset-Backed Securities (Cost $502,187)			286,479

Non-Agency Collateralized Mortgage Obligations – 0.32%
GSR Mortgage Loan Trust Series 2005-4F 3A1 6.50% 4/25/20		220,850	211,050
Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4 6.00% 6/25/36		264,017	225,599
◆•Washington Mutual Mortgage Pass Through Certificates Series 2002-AR17 1A 4.055% 11/25/42		191,428	170,483
Wells Fargo Mortgage-Backed Securities Trust Series 2007-10 1A1 6.00% 7/25/37		320,944	260,566
Total Non-Agency Collateralized Mortgage Obligations (Cost $991,358)			867,698

Sovereign Debt – 0.75%
Canada – 0.02%
Government of Canada 5.25% 6/1/12	CAD	$54,000	54,544
			54,544
France – 0.13%
Government of France
3.75% 4/25/21	EUR	250,000	327,158
4.00% 4/25/55	EUR	15,000	18,258
			345,416
Germany – 0.07%
Deutschland Republic 4.00% 1/4/37	EUR	155,000	197,586
			197,586
Italy – 0.30%
Italy Buoni Poliennali Del Tesoro
2.10% 9/15/17	EUR	69,854	93,404
4.00% 2/1/37	EUR	155,000	179,214
4.25% 8/1/13	EUR	380,000	530,565
			803,183
Spain – 0.13%
Spain Government
5.15% 7/30/09	EUR	165,000	234,062
5.75% 7/30/32	EUR	80,000	124,115
			358,177
Sweden – 0.02%
Kingdon of Sweden 6.75% 5/5/14	SEK	230,000	38,152
			38,152
United Kingdom – 0.08%
U.K. Treasury
4.75% 9/7/15	GBP	40,000	72,963
4.75% 12/7/38	GBP	75,000	138,926
			211,889
Total Sovereign Debt (Cost $2,189,943)			2,008,947

Supranational Banks – 0.11%
European Investment Bank
4.75% 6/6/12	GBP	85,000	149,907
5.375% 10/15/12	EUR	110,000	160,331
Total Supranational Banks (Cost $318,661)			310,238

U.S. Treasury Obligations – 5.51%
U.S. Treasury Bonds
4.75% 2/15/37		1,780,000	1,904,602
8.125% 8/15/19		150,000	201,363
U.S. Treasury Inflation Index Notes 2.00% 1/15/16		2,410,031	2,381,602
U.S. Treasury Notes
2.375% 8/31/10		3,930,000	3,961,318
3.125% 8/31/13		1,245,000	1,254,921
3.875% 5/15/18		4,615,000	4,646,733
4.875% 4/30/11		445,000	476,359
Total U.S. Treasury Obligations (Cost $14,834,029)			14,826,898
		Number of
		Shares
Warrants – 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
†US Airways, exercise price $10.00, expiration date 1/1/10		8	0
Total Warrants (Cost $1,901)			0
		Principal
		Amount¡
≠Discounted Commercial Paper – 0.37%
BMW US Capital 2.033% 10/8/08		250,000	249,901
Danske 2.384% 10/6/08		750,000	749,752
Total Discounted Commercial Paper (Cost $999,653)			999,653

Total Value of Securities – 97.48%
(Cost $281,970,778)			261,020,698
Receivables and Other Assets Net of Liabilities (See Notes) – 2.52%∆			6,783,443
Net Assets Applicable to 23,151,196 Shares Outstanding – 100.00%			$267,804,141

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pounds Sterling
JPY – Japanese Yen
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Securities have been classified by type of business.
=Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $56,658,607, which represented 21.04% of the Fund’s net assets. See Note 1 in "Notes.

†Non income producing security.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $1,510,097, which represented 0.56% of the Fund’s net assets. See Note 6 in "Notes."

@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $459,598, which represented 0.17% of the Fund's net assets. See Note 6 in "Notes."
‡Non income producing security. Security is currently in default.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠The rate shown is the effective yield at the time of purchase.
∆Includes $2,844,404 cash pledged as collateral for financial futures contracts.

¤Considered an affiliated company. See Note 2 in "Notes." Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Losses	Value
Company	12/31/2007	Additions	Reductions	During the Period	9/30/08

UBS Emerging Markets Equity Relationship Fund	$ 3,693,340	$ 3,000,000	$ -	$ -	$ 4,652,207
UBS High Yield Relationship Fund .	9,570,009	6,700,000	(1,500,000)	(3,785)	13,800,224
	$ 13,263,349	$ 9,700,000	$ (1,500,000)	$ (3,785)	$ 18,452,431

Summary of Abbreviations:
ADR - American Depositary Receipt
ARM – Adjustable Rate Mortgage
CDO – Collateralized Debt Obligation
S.F. – Single Family
TBA –To be announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]

			Unrealized
Contracts To			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (3,090,000)	USD 2,887,914	12/1/08	$ 455,791
CAD (4,005,000)	USD 3,948,491	12/1/08	178,682
CHF 7,964,212	USD (7,749,361)	12/1/08	(619,896)
EUR (13,900,000)	USD 21,663,654	12/1/08	2,037,623
GBP (3,985,000)	USD 7,728,361	12/1/08	625,577
JPY 2,113,255,350	USD (20,536,614)	12/1/08	(485,751)
SEK 86,400,000	USD (14,458,315)	12/1/08	(1,976,914)
SGD 5,860,000	USD (4,341,866)	12/1/08	(252,445)
			$ (37,333)

Financial Futures Contract[2]
				Unrealized
	Notional	Notional		Appreciation
Contract to Buy/Sell	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
20 Amsterdam Index	$ 2,154,845	1,865,567	10/17/08	(289,278)
(13) DAX Index Futures	(2,765,963)	(2,693,488)	12/19/08	72,475
(11) HANG SENG Index	(1,342,725)	(1,280,818)	.10/31/08	61,907
54 New Financial Times Stock Exchange 100 Index	4,977,931	4,773,871	12/19/08	(204,060)
57 S&P 500 Future	17,147,600	16,635,450	12/18/08	(512,150)
11 S&P/MIB Index	2,090,761	1,988,488	12/19/08	(102,273)
(16) S&P/Toronto Stock Exchange 60 Index	(2,289,365)	(2,129,024)	12/19/08	160,341
(30) SPI 200 Index	(2,960,484)	(2,776,741)	12/19/08	183,743
(148) U.S. Treasury 5 yr Notes	(16,689,485)	(16,610,688)	12/31/08	78,797
	$ 323,115			$ (550,498)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 4 in “Notes.”
[2] See Note 5 in “Notes.”
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP UBS Global Asset Allocation Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarity in non-U.S. markets because, amoung other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time.  The earlier close of these foreign markets gives rise to the fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in deb securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the UBS Relationship Funds), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $284,851,005
Aggregate unrealized appreciation 13,389,592
Aggregate unrealized depreciation (35,750,792)
Net unrealized depreciation $(22,361,200)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities Derivatives
Level 1 $169,290,117 $ -
Level 2 92,468,435 (631,805)
Level 3 731,253 -
Total $262,489,805 $(631,805)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 12/31/07 $4,213,201
Net realized gain (loss) (1,123,802)
Net change in unrealized appreciation/depreciation 837,083
Net purchases, sales and settlements (3,195,229)
Balance as of 9/30/08 $731,253

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08 $418,796

4. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell an underlying instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the differnce between the value of the contract at the time it was opened and the value at the time it was closed.  Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principle payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principle payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principle, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)
LVIP Delaware Growth and Income Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.03%
Aerospace & Defense – 4.70%
Boeing	162,600	$9,325,110
Goodrich	254,800	10,599,680
Honeywell International	181,800	7,553,790
Rockwell Collins	206,300	9,920,967
†Spirit Aerosystems Holdings Class A	466,900	7,503,083
United Technologies	327,200	19,651,632
		64,554,262
Beverages – 2.00%
PepsiCo	385,600	27,481,712
		27,481,712
Biotechnology – 4.10%
†Amgen	282,100	16,720,067
†Genentech	175,000	15,519,000
†Gilead Sciences	392,800	17,903,824
†Vertex Pharmaceuticals	185,100	6,152,724
		56,295,615
Capital Markets – 0.51%
Blackstone Group	459,100	7,042,594
		7,042,594
Chemicals – 3.19%
Cytec Industries	128,500	4,999,935
Dow Chemical	436,900	13,884,682
duPont (E.I.) deNemours	382,000	15,394,600
Lubrizol	219,900	9,486,486
		43,765,703
Commercial Banks – 1.65%
BB&T	108,100	4,086,180
U.S. Bancorp	513,500	18,496,270
		22,582,450
Commercial Services & Supplies – 0.85%
Republic Services	222,500	6,670,550
Robert Half International	203,500	5,036,625
		11,707,175
Communications Equipment – 3.66%
†Cisco Systems	1,023,500	23,090,160
Corning	760,400	11,892,656
QUALCOMM	355,000	15,254,350
		50,237,166
Computers & Peripherals – 5.05%
†Apple	187,300	21,288,518
†EMC	1,016,000	12,151,360
Hewlett-Packard	515,500	23,836,720
International Business Machines	103,400	12,093,664
		69,370,262
Construction & Engineering – 0.49%
Fluor	121,600	6,773,120
		6,773,120
Consumer Finance – 1.15%
Capital One Financial	309,200	15,769,200
		15,769,200
Containers & Packaging – 0.57%
†Owens-Illinois	265,300	7,799,820
		7,799,820
Diversified Consumer Services – 0.36%
DeVry	101,100	5,008,494
		5,008,494
Diversified Financial Services – 4.58%
Bank of America	887,800	31,073,000
JPMorgan Chase	679,800	31,746,660
		62,819,660
Diversified Telecommunications Services – 2.33%
AT&T	284,200	7,934,864
Embarq	124,000	5,028,200
Verizon Communications	591,700	18,987,653
		31,950,717
Electric Utilities – 2.95%
Exelon	229,400	14,365,028
FirstEnergy	179,100	11,997,909
PPL	382,900	14,174,958
		40,537,895
Electrical Equipment – 0.59%
Roper Industries	142,500	8,116,800
		8,116,800
Energy Equipment & Services – 3.82%
Halliburton	369,000	11,951,910
†Nabors Industries	393,100	9,796,052
†National Oilwell Varco	238,500	11,979,855
Schlumberger	239,000	18,663,510
		52,391,327
Food & Staples Retailing – 3.75%
CVS Caremark	622,900	20,966,814
Wal-Mart Stores	509,200	30,495,988
		51,462,802
Health Care Equipment & Supplies – 2.70%
†Gen-Probe	138,400	7,342,120
†Hologic	575,400	11,122,482
Medtronic	370,200	18,547,020
		37,011,622
Health Care Providers & Services – 2.09%
†Express Scripts	233,400	17,229,588
UnitedHealth Group	453,200	11,506,748
		28,736,336
Hotels, Restaurants & Leisure – 2.55%
Burger King Holdings	602,300	14,792,488
McDonald's	327,000	20,175,900
		34,968,388
Household Durables – 0.94%
†Jarden	548,000	12,850,600
		12,850,600
Household Products – 2.82%
Procter & Gamble	555,100	38,684,919
		38,684,919
Industrial Conglomerates – 2.51%
General Electric	1,013,600	25,846,800
Textron	295,000	8,637,600
		34,484,400
Insurance – 4.41%
AFLAC	209,400	12,302,250
Berkley (W.R.)	415,400	9,782,670
Everest Re Group	85,400	7,389,662
Hanover Insurance Group	196,300	8,935,576
Prudential Financial	242,900	17,488,800
Travelers	101,700	4,596,840
		60,495,798
Internet Software & Services – 1.30%
†Google Class A	44,400	17,783,088
		17,783,088
IT Services – 1.48%
Accenture Class A	277,400	10,541,200
†Visa Class A	158,700	9,742,593
		20,283,793
Machinery – 0.48%
Caterpillar	109,600	6,532,160
		6,532,160
Media – 2.38%
Comcast Class A	635,700	12,478,791
Disney (Walt)	435,300	13,359,357
†Viacom Class B	277,500	6,893,100
		32,731,248
Metals & Mining – 0.52%
Freeport-McMoRan Copper & Gold	125,700	7,146,045
		7,146,045
Multiline Retail – 0.68%
Macy's	517,800	9,310,044
		9,310,044
Multi-Utilities – 0.82%
Sempra Energy	223,600	11,285,092
		11,285,092
Oil, Gas & Consumable Fuels – 9.68%
Apache	109,700	11,439,516
Arch Coal	119,700	3,936,933
Cabot Oil & Gas	148,100	5,352,334
Chevron	182,700	15,069,096
ConocoPhillips	276,200	20,231,650
EOG Resources	124,000	11,093,040
Exxon Mobil	449,900	34,939,234
Occidental Petroleum	282,600	19,909,170
St. Mary Land & Exploration	306,600	10,930,290
		132,901,263
Pharmaceuticals – 5.57%
Johnson & Johnson	536,800	37,189,504
Merck	579,100	18,276,396
Pfizer	460,300	8,487,932
Wyeth	339,900	12,555,906
		76,509,738
Real Estate Investment Trusts – 0.85%
Host Hotels & Resorts	343,900	4,570,431
Simon Property Group	72,700	7,051,900
		11,622,331
Road & Rail – 1.18%
Norfolk Southern	245,500	16,254,555
		16,254,555
Semiconductors & Semiconductor Equipment – 2.46%
Applied Materials	692,300	10,474,499
Intel	1,242,400	23,270,152
		33,744,651
Software – 4.17%
†McAfee	168,600	5,725,656
Microsoft	1,194,200	31,873,198
†Nuance Communications	435,700	5,311,183
†Oracle	322,000	6,539,820
†Symantec	399,900	7,830,042
		57,279,899
Textiles, Apparel & Luxury Goods – 2.15%
NIKE Class B	157,500	10,536,750
Phillips-Van Heusen	266,600	10,106,806
†Warnaco Group	197,200	8,931,188
		29,574,744
Tobacco – 0.54%
Altria Group	108,300	2,148,672
†Philip Morris International	108,300	5,209,230
		7,357,902
Wireless Telecommunication Services – 0.45%
†MetroPCS Communications	441,700	6,179,383
		6,179,383
Total Common Stock (Cost $1,166,881,442)		1,359,394,773
	Principal
	Amount (U.S.$)
≠Discounted Commercial Paper – 0.75%
Koch Resources 3.00% 10/1/08	$10,305,000	10,305,000
Total Discounted Commercial Paper (Cost $10,305,000)		10,305,000
	Number of
	Shares
Short-Term Investment – 0.03%
Money Market Instrument – 0.03%
Dreyfus Cash Management Fund	334,146	334,146
Total Short-Term Investment (Cost $334,146)		334,146
Total Value of Securities – 99.81%
(Cost $1,177,520,588)		1,370,033,919
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		2,673,951
Net Assets Applicable to 50,603,005 Shares Outstanding – 100.00%		$1,372,707,870

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $1,184,438,232
Aggregate unrealized appreciation 313,069,516
Aggregate unrealized depreciation (127,473,829)
Net unrealized appreciation $185,595,687

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $4,288,704 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $1,359,728,919
Level 2 10,305,000
Level 3 -
Total $1,370,033,919
There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Mondrian International Value Fund
September 30, 2008
	Number of	Value
	Shares	(U. S. $)
COMMON STOCK – 98.32%∆
Australia – 9.52%
±Amcor	1,710,124	$7,520,133
±Foster's Group	4,187,816	18,710,292
±National Australia Bank	813,354	16,415,469
±Telstra	6,783,932	22,759,814
±Wesfarmers	343,581	7,990,226
		73,395,934
Belgium – 0.71%
±Fortis	860,062	5,441,039
±†Fortis-Strip	340,580	4,799
		5,445,838
Finland – 1.19%
±UPM-Kymmene	589,820	9,200,951
		9,200,951
France – 12.51%
±Carrefour	319,184	15,049,054
±Cie de Saint-Gobain	190,227	9,838,404
±France Telecom	626,248	17,562,892
±†GGF Suez	60,186	847
±Renault	204,242	13,013,901
±Societe Generale	186,977	16,793,101
±Total	398,704	24,216,943
		96,475,142
Germany – 5.22%
±Deutsche Telekom	1,006,948	15,297,136
±RWE	260,128	24,960,632
		40,257,768
Hong Kong – 2.41%
±Hong Kong Electric Holdings	1,715,500	10,775,281
±Wharf Holdings	2,719,875	7,770,695
		18,545,976
Italy – 4.07%
±Intesa Sanpaolo	4,152,309	22,831,903
±UniCredit	2,287,039	8,550,512
		31,382,415
Japan – 22.29%
±Astellas Pharma	349,000	14,665,390
±Canon	577,100	21,879,381
±Kao	896,000	24,029,619
±KDDI	1,934	10,955,981
±Nitto Denko	277,300	7,055,008
±Sekisui House	726,000	6,665,734
±Seven & I Holdings	596,200	17,129,563
±Takeda Pharmaceutical	561,400	28,268,136
±Tokio Marine Holdings	503,700	18,493,608
±Toyota Motor	341,100	14,583,559
±West Japan Railway	1,903	8,149,935
		171,875,914
Netherlands – 3.44%
±ING Groep CVA	610,699	13,089,713
±Reed Elsevier	904,869	13,421,342
		26,511,055
New Zealand – 0.68%
±Telecom New Zealand	2,831,234	5,237,433
		5,237,433
Singapore – 3.07%
±Jardine Matheson Holdings	276,000	7,210,349
±Oversea-Chinese Banking	1,671,400	8,438,901
±Singapore Telecommunications	3,517,000	8,038,924
		23,688,174
South Africa – 0.97%
±Sasol	175,255	7,478,202
		7,478,202
Spain – 7.51%
±Banco Santander	1,204,667	18,059,955
±Iberdrola	1,368,321	13,898,262
±Telefonica	1,092,636	25,975,617
		57,933,834
Switzerland – 3.61%
±Novartis	527,981	27,797,967
		27,797,967
Taiwan – 2.24%
Chunghwa Telecom ADR	328,161	7,767,571
Taiwan Semiconductor Manufacturing ADR	1,013,289	9,494,518
		17,262,089
United Kingdom – 18.88%
±Aviva	808,674	7,037,101
±BG Group	753,080	13,656,746
±BP	1,955,092	16,289,979
±Compass Group	1,369,123	8,490,596
±GKN	1,517,529	5,396,415
±GlaxoSmithKline	1,332,117	28,866,716
±HBOS	1,993,276	4,525,616
±Lloyds TSB Group	2,242,029	9,018,318
Royal Bank of Scotland Group	3,403,173	10,983,559
±Royal Dutch Shell Class A	586,455	17,275,182
±Unilever	886,326	24,066,251
		145,606,479
Total Common Stock (Cost $716,767,478)		758,095,171
	Principal
	Amount
	(U.S. $)

≠Discounted Commercial Paper – 0.34%
Rabobank USA Finance 2.50% 10/1/08	$2,650,000	2,650,000
Total Discounted Commercial Paper (Cost $2,650,000)		2,650,000

	Number of
Short-Term Investment – 0.10%	Shares
Money Market Instrument – 0.10%
Dreyfus Cash Management	773,787	773,787
Total Short-Term Investment (Cost $773,787)		773,787

Total Value of Securities – 98.76%
(Cost $720,191,265)		761,518,958
Receivables and Other Assets Net of Liabilities (See Notes) – 1.24%		9,562,339
Net Assets Applicable to 46,237,333 Shares Outstanding – 100.00%		$771,081,297

∆Securities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair valued securities was $740,833,082, which represented 96.08% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
CHF (244,755)	USD 223,012	10/1/08	$ 5,297
EUR 163,624	USD (235,373)	10/1/08	(5,064)
EUR (35,940,500)	USD 54,263,811	10/31/08	3,515,052
JPY 10,606,454	USD (99,694)	10/1/08	38
JPY 9,421,929	USD (89,367)	10/2/08	(773)
			$ 3,514,550

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open End investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $720,726,464
Aggregate unrealized appreciation 149,026,298
Aggregate unrealized depreciation (108,233,804)
Net unrealized appreciation $40,792,494
Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed bas

The three-tier hierarchy of inputs is summarized below.
Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities Derivatives
Level 1 $18,035,876 $ -
Level 2 743,483,082 3,514,550
Level 3 - -
Total $761,518,958 $3,514,550
There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP Delaware Managed Fund
September 30, 2008
		Number of	Value
		Shares	(U.S$)
Common Stock – 69.86%
Aerospace & Defense – 2.91%
Boeing		29,200	$1,674,620
†DynCorp International Class A		14,500	243,020
Goodrich		43,600	1,813,760
†Hexcel		18,300	250,527
Honeywell International		32,700	1,358,685
Rockwell Collins		37,500	1,803,375
†Spirit AeroSystems Holdings Class A		82,700	1,328,989
Triumph Group		6,700	306,257
United Technologies		58,300	3,501,498
			12,280,731
Air Freight & Logistics – 0.11%
†Hub Group Class A		12,500	470,625
			470,625
Auto Components – 0.05%
Tenneco		18,200	193,466
			193,466
Beverages – 1.19%
PepsiCo		70,200	5,003,154
			5,003,154
Biotechnology – 3.07%
†Alkermes		31,200	414,960
†Amgen		50,800	3,010,916
†Celera		25,800	398,610
†Genentech		30,600	2,713,608
†Gilead Sciences		71,000	3,236,180
†Medarex		42,800	276,916
Omrix Biopharmaceuticals		13,300	238,602
†Onyx Pharmaceuticals		8,300	300,294
†OSI Pharmaceuticals		7,700	379,533
Regeneron Pharmaceuticals		13,800	301,254
United Therapeutics		5,300	557,401
†Vertex Pharmaceuticals		33,700	1,120,188
			12,948,462
Building Products – 0.09%
†AAON		20,200	367,438
			367,438
Capital Markets – 0.57%
†Blackstone Group		78,200	1,199,588
Greenhill		5,200	383,500
optionsXpress Holdings		15,800	306,836
†RiskMetrics Group		13,200	258,324
Waddell & Reed Financial		10,200	252,450
			2,400,698
Chemicals – 2.21%
†Cytec Industries		22,600	879,366
Dow Chemical		75,900	2,412,102
duPont (E.I.) deNemours		68,100	2,744,430
Ferro		21,400	430,140
†Hercules		15,000	296,850
Lubrizol		38,000	1,639,320
OM Group		9,100	204,750
†PolyOne		57,700	372,165
†Rockwood Holdings		13,900	356,674
			9,335,797
Commercial Banks – 1.39%
Bancfirst		5,200	251,316
BB&T		19,400	733,320
Colonial BancGroup		47,800	375,708
East West Bancorp		26,500	363,050
First Midwest Bancorp		13,200	319,968
Texas Capital Bancshares		13,100	271,956
Trustmark		15,900	329,766
U.S. Bancorp		89,700	3,230,994
			5,876,078
Commercial Services & Supplies – 1.16%
Administaff		13,700	372,914
American Ecology		9,700	268,399
†CRA International		4,200	115,416
Healthcare Services Group		23,100	422,499
†Huron Consulting Group		5,000	284,900
†Kforce		31,700	323,657
McGrath RentCorp		12,400	357,368
Republic Services		40,600	1,217,188
Robert Half International		35,500	878,625
†Sykes Enterprises		11,300	248,148
†United Stationers		8,400	401,772
			4,890,886
Communications Equipment – 2.48%
†Cisco Systems		183,700	4,144,272
†Corning		140,000	2,189,600
†Harris Stratex Networks Class A		29,400	229,614
†NETGEAR		21,200	318,000
QUALCOMM		64,900	2,788,753
†Tekelec		26,500	370,735
†ViaSat		16,900	398,502
			10,439,476
Computers & Peripherals – 3.06%
†Apple		34,200	3,887,172
†EMC		185,700	2,220,972
Hewlett-Packard		90,700	4,193,968
International Business Machines		18,900	2,210,544
†Synaptics		13,400	404,948
			12,917,604
Construction & Engineering – 0.49%
Fluor		22,200	1,236,540
Granite Construction		9,800	351,036
Perini		7,200	185,688
†URS		7,400	271,358
			2,044,622
Consumer Finance – 0.67%
Capital One Financial		55,500	2,830,500
			2,830,500
Containers & Packaging – 0.44%
†Owens-illinois		48,200	1,417,080
Rock-Tenn Class A		11,100	443,778
			1,860,858
Diversified Consumer Services – 0.22%
DeVry		18,600	921,444
			921,444
Diversified Financial Services – 2.68%
Bank of America		160,600	5,621,000
JPMorgan Chase		121,500	5,674,050
			11,295,050
Diversified Telecommunications Services – 1.54%
Alaska Communications Systems Group		33,200	406,036
AT&T		50,600	1,412,752
Embarq		22,000	892,100
NTELOS Holdings		14,700	395,283
Verizon Communications		105,400	3,382,286
			6,488,457
Electric Utilities – 1.86%
Cleco		21,400	540,350
Exelon		41,600	2,604,992
FirstEnergy		32,400	2,170,476
PPL		68,000	2,517,360
			7,833,178
Electrical Equipment – 0.43%
Acuity Brands		8,000	334,080
Roper Industries		25,700	1,463,872
			1,797,952
Electronic Equipment & Instruments – 0.30%
†Anixter International		7,200	428,472
FARO Technologies		11,600	236,292
†IPG Photonics		10,900	212,659
†Rofin-Sinar Technologies		13,200	404,052
			1,281,475
Energy Equipment & Services – 2.58%
†Basic Energy Services		8,300	176,790
†Bristow Group		10,600	358,704
†Complete Production Services		17,300	348,249
†Grey Wolf		41,000	318,980
Halliburton		65,600	2,124,784
Lufkin Industries		3,100	245,985
†Nabors Industries		70,700	1,761,844
†National Oilwell Varco		43,300	2,174,959
Schlumberger		43,000	3,357,870
			10,868,165
Food & Staples Retailing – 2.30%
Casey's General Stores		14,800	446,516
CVS Caremark		112,100	3,773,286
Wal-Mart Stores		91,200	5,461,968
			9,681,770
Health Care Equipment & Supplies – 1.80%
†Align Technology		27,100	293,493
†Gen-Probe		29,100	1,543,755
†Hologic		104,100	2,012,253
Medtronic		65,700	3,291,570
Mentor		8,400	200,424
Quidel		15,600	255,996
			7,597,491
Health Care Providers & Services – 1.78%
†AMN Healthcare Services		21,900	384,783
†Express Scripts		42,200	3,115,204
†HealthExtras		7,700	201,124
†Healthways		13,800	222,594
Psychiatric Solutions		12,300	466,785
†Res-Care		21,600	391,824
Sun Healthcare Group		29,000	425,140
UnitedHealth Group		82,500	2,094,675
Universal Health Services Class B		3,600	201,708
			7,503,837
Hotels, Restaurants & Leisure – 2.01%
†AFC Enterprises		29,000	210,540
†Bally Technologies		13,500	408,780
Buffalo Wild Wings		5,000	201,200
Burger King Holdings		105,600	2,593,536
†CKE Restaurants		27,200	288,320
†Jack in the Box		16,700	352,370
McDonald's		58,800	3,627,960
†Papa John's International		15,100	410,116
†WMS Industries		13,100	400,467
			8,493,289
Household Durables – 0.64%
†Jarden		99,300	2,328,585
Universal Electronics		15,500	387,190
			2,715,775
Household Products – 1.67%
Procter & Gamble		101,000	7,038,690
			7,038,690
Industrial Conglomerates – 1.61%
General Electric		184,100	4,694,550
Otter Tail		11,200	344,176
Seaboard		170	213,690
Textron		52,500	1,537,200
			6,789,616
Insurance – 3.35%
AFLAC		35,300	2,073,875
Aspen Insurance Holdings		20,700	569,250
Berkley (W.R.)		75,500	1,778,025
Delphi Financial Group		14,800	414,992
Everest Re Group		14,700	1,271,991
FBL Financial Group Class A		11,400	317,946
Hanover Insurance Group		34,500	1,570,440
Harleysville Group		8,600	325,080
Horace Mann Educators		22,600	290,862
Max Capital Group		20,500	476,215
ProAssurance		7,900	442,400
Prudential Financial		44,200	3,182,400
RLI		9,400	583,646
Travelers		18,300	827,160
			14,124,282
Internet Software & Services – 1.15%
†DealerTrack Holdings		15,400	259,336
†Digital River		7,300	236,520
†Google Class A		8,000	3,204,160
†j2 Global Communications		17,100	399,285
†SAVVIS		20,700	278,208
†United Online		31,400	295,474
ValueClick		17,400	178,002
			4,850,985
IT Services – 1.19%
Accenture Class A		49,300	1,873,400
†Heartland Payment Systems		13,200	337,392
iGate		21,000	182,070
infoGROUP		53,200	351,652
Sapient		33,000	245,190
†TeleTech Holdings		12,100	150,524
†Virtusa		20,500	133,455
†Visa Class A		28,500	1,749,615
			5,023,298
Life Sciences Tools & Services – 0.35%
†Bio-Rad Laboratories Class A		5,000	495,600
†Dionex		5,000	317,750
†Kendle International		7,600	339,796
†Techne		4,600	331,752
			1,484,898
Machinery – 0.67%
Barnes Group		14,400	291,168
Caterpillar		19,700	1,174,120
†Chart Industries		11,200	319,872
Columbus McKinnon		15,700	370,049
†Kadant		11,000	250,470
Lincoln Electric Holdings		6,200	398,722
			2,804,401
Marine – 0.03%
†TBS International Class A		10,000	134,600
			134,600
Media – 1.55%
Comcast Class A		113,300	2,224,079
Disney (Walt)		74,500	2,286,405
†Marvel Entertainment		9,500	324,330
National CineMedia		22,400	247,520
†Scholastic		9,000	231,120
†Viacom Class B		49,500	1,229,580
			6,543,034
Metals & Mining – 0.38%
Compass Minerals International		3,000	157,170
Freeport-McMoRan Copper & Gold		23,100	1,313,235
†Horsehead Holding		24,000	141,600
			1,612,005
Multiline Retail – 0.39%
Macy's		92,500	1,663,150
			1,663,150
Multi-Utilities – 0.60%
Black Hills		16,000	497,120
Sempra Energy		40,600	2,049,082
			2,546,202
Oil, Gas & Consumable Fuels – 6.20%
Apache		19,700	2,054,316
Arch Coal		21,600	710,424
Brigham Exploration		26,500	291,235
Cabot Oil & Gas		27,300	986,622
Callon Petroleum		12,300	221,769
Chevron		33,100	2,730,088
ConocoPhillips		50,800	3,721,100
EOG Resources		22,700	2,030,742
Exco Resources		10,900	177,888
Exxon Mobil		82,600	6,414,715
Occidental Petroleum		50,900	3,585,905
Penn Virginia		9,400	502,336
Petroquest Energy		32,300	495,805
St. Mary Land & Exploration		55,200	1,967,880
Warren Resources		25,800	257,484
			26,148,309
Personal Products – 0.19%
Alberto-Culver		11,200	305,088
Chattem		6,200	484,716
			789,804
Pharmaceuticals – 3.41%
†Eurand		22,000	399,520
Johnson & Johnson		97,600	6,761,728
Merck		104,100	3,285,396
†Noven Pharmaceuticals		21,100	246,448
Pfizer		78,700	1,451,228
Wyeth		60,800	2,245,952
			14,390,272
Real Estate Investment Trusts – 1.13%
Digital Realty Trust		7,800	368,550
First Industrial Realty Trust		13,900	398,652
Home Properties		8,400	486,780
Host Hotels & Resorts		60,900	809,361
Pennsylvania Real Estate Investment Trust		13,900	262,015
Senior Housing Properties Trust		25,500	607,665
Simon Property Group		13,200	1,280,400
Sovran Self Storage		11,900	534,667
			4,748,090
Road & Rail – 0.70%
Norfolk Southern		44,600	2,952,966
			2,952,966
Semiconductors & Semiconductor Equipment – 1.54%
Applied Materials		119,500	1,808,035
Intel		223,400	4,184,282
†Kulicke & Soffa Industries		60,900	274,659
ON Semiconductor		35,000	236,600
			6,503,576
Software – 3.14%
Blackboard		10,600	427,074
Informatica		12,500	162,375
JDA Software Group		17,000	258,570
Lawson Software		56,400	394,800
†McAfee		30,300	1,028,988
Microsoft		215,100	5,741,019
†Nuance Communications		91,000	1,109,290
†Oracle		58,100	1,180,011
†Progress Software		15,000	389,850
†Quality Systems		9,300	393,018
SPSS		6,500	190,840
†Symantec		72,000	1,409,760
†Synchronoss Technolgies		15,600	146,796
Wind River Systems		40,500	405,000
			13,237,391
Specialty Retail – 0.18%
†Aeropostale		15,900	510,549
†Ulta Salon Cosmetics & Fragrance		18,300	243,024
			753,573
Textiles, Apparel & Luxury Goods – 1.57%
†Fossil		12,900	364,167
NIKE Class B		27,900	1,866,510
Phillips-Van Heusen		56,800	2,153,288
†True Religion Apparel		7,700	199,045
†Warnaco Group		44,800	2,028,992
			6,612,002
Thrift & Mortgage Finance – 0.16%
Dime Community Bancshares		19,000	289,180
First Niagara Financial Group		23,700	373,275
			662,455
Tobacco – 0.30%
Altria Group		16,500	327,360
†Philip Morris International		19,400	933,140
			1,260,500
Trading Company & Distributors – 0.06%
Applied Industrial Technologies		10,100	271,993
			271,993
Wireless Telecommunication Services – 0.31%
†MetroPCS Communications		79,700	1,115,003
†Syniverse Holdings		11,600	192,676
			1,307,679
Total Common Stock (Cost $264,882,893)			294,592,049

•Preferred Stock – 0.16%
JPMorgan Chase 7.90%		475,000	400,962
PNC Financial Services Group 8.25%		275,000	257,736
Total Preferred Stock (Cost $741,783)			658,698
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 1.25%
Fannie Mae
Series 2002-83 GH 5.00% 12/25/17	USD	535,000	526,413
Series 2003-122 AJ 4.50% 2/25/28		142,864	142,003
Series 2005-67 EY 5.50% 8/25/25		185,000	173,661
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		101,638	110,923
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		227,135	238,166
Freddie Mac
Series 2662 MA 4.50% 10/15/31		278,647	277,800
Series 2694 QG 4.50% 1/15/29		400,000	400,065
Series 2915 KP 5.00% 11/15/29		340,000	339,810
Series 3005 ED 5.00% 7/15/25		500,000	470,740
Series 3113 QA 5.00% 11/15/25		407,048	409,811
Series 3131 MC 5.50% 4/15/33		285,000	285,844
Series 3173 PE 6.00% 4/15/35		695,000	704,110
Series 3337 PB 5.50% 7/15/30		350,000	352,656
Series 3416 GK 4.00% 7/15/22		340,187	331,258
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		183,664	192,874
•Series T-60 1A4C 5.395% 3/25/44		305,456	307,968
Total Agency Collateralized Mortgage Obligations (Cost $5,256,036)			5,264,102

Agency Mortgage-Backed Securities – 8.11%
Fannie Mae 6.50% 8/1/17		138,111	143,131
•Fannie Mae ARM
5.134% 11/1/35		202,257	204,984
5.191% 3/1/38		480,024	484,623
5.225% 3/1/38		322,424	325,250
5.397% 4/1/36		276,516	280,618
5.864% 9/1/37		437,405	451,491
Fannie Mae Relocation 15 yr 4.00% 9/1/20		535,442	500,461
Fannie Mae Relocation 30 yr
4.00% 3/1/35		396,924	370,622
5.00% 1/1/34		165,140	162,139
5.00% 10/1/35		175,834	172,503
5.00% 2/1/36		625,808	613,351
Fannie Mae S.F. 15 yr
4.50% 6/1/23		578,183	563,899
5.00% 5/1/21		919,683	919,835
5.50% 6/1/23		1,290,520	1,302,154
6.00% 8/1/22		1,791,657	1,827,227
Fannie Mae S.F. 15 yr TBA 4.50% 10/1/23		2,895,000	2,820,815
Fannie Mae S.F. 30 yr
5.00% 12/1/37		180,802	176,307
5.00% 1/1/38		317,050	309,168
5.00% 2/1/38		148,170	144,471
5.50% 3/1/29		394,726	396,582
5.50% 4/1/29		258,540	259,755
5.50% 7/1/37		2,489,186	2,484,413
5.50% 12/1/37		1,680,550	1,677,329
6.00% 12/1/37		1,013,515	1,027,677
6.50% 6/1/36		371,957	381,825
6.50% 9/1/36		1,140,478	1,170,734
6.50% 10/1/36		348,028	357,261
6.50% 3/1/37		306,044	314,164
6.50% 7/1/37		603,443	619,423
6.50% 8/1/37		47,638	48,899
6.50% 11/1/37		2,019,417	2,072,877
6.50% 12/1/37		399,927	410,514
7.00% 12/1/37		259,584	271,526
7.50% 6/1/31		42,351	45,750
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/38		1,275,000	1,242,328
5.50% 10/1/38		2,090,000	2,084,123
6.00% 10/1/38		1,005,000	1,017,876
•Freddie Mac ARM
5.517% 8/1/36		370,212	376,309
5.678% 7/1/36		256,760	262,406
5.821% 10/1/36		515,525	528,559
6.846% 4/1/34		51,201	51,860
Freddie Mac S.F. 15 yr
4.00% 2/1/14		131,685	130,057
5.00% 6/1/18		250,020	251,003
Freddie Mac S.F. 30 yr
5.50% 10/1/36		617,713	615,019
6.00% 6/1/37		716,509	726,002
7.00% 11/1/33		7,827	8,228
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/38		2,330,000	2,269,564
5.50% 10/1/38		985,000	979,768
GNMA I S.F. 30 yr
7.00% 12/15/34		307,463	323,924
7.50% 1/15/32		21,362	23,020
Total Agency Mortgage-Backed Securities (Cost $34,312,968)			34,201,824

Agency Obligations – 1.81%
Fannie Mae
3.625% 2/12/13		1,185,000	1,174,200
4.875% 5/18/12		20,000	20,790
^5.42% 10/9/19		920,000	461,765
Federal Home Loan Bank 3.625% 10/18/13		275,000	267,774
Freddie Mac
4.75% 3/5/12		1,495,000	1,547,346
5.125% 11/17/17		3,625,000	3,742,388
Tennessee Valley Authority 4.875% 1/15/48		450,000	431,168
Total Agency Obligations (Cost $7,753,317)			7,645,431

Commercial Mortgage-Backed Securities – 1.85%
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.318% 6/10/39		190,000	181,410
Series 2005-6 AM 5.18% 9/10/47		205,000	173,043
Series 2007-3 A4 5.658% 6/10/49		285,000	242,205
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16		465,000	466,551
•Series 2006-PW12 A4 5.718% 9/11/38		200,000	181,628
Series 2006-PW14 A4 5.201% 12/11/38		300,000	259,690
•Series 2007-PW16 A4 5.712% 6/11/40		905,000	779,716
•Series 2007-T28 A4 5.742% 9/11/42		235,000	201,295
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34		282,972	283,937
Series 2006-C7 A2 5.69% 6/10/46		290,000	281,421
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		225,000	217,805
Series 2006-1A B 5.362% 11/15/36		190,000	183,962
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		120,000	119,168
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		190,000	179,003
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39		220,000	195,839
•@#Series 2006-RR3 A1S 144A 5.76% 7/18/56		425,000	238,000
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		310,000	298,422
Series 2003-C1 A2 4.985% 1/12/37		580,000	545,561
Series 2006-LDP9 A2 5.134% 5/15/47		150,000	131,563
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		485,000	487,197
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	182,155
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		145,000	143,408
Series 2007-IQ14 A4 5.692% 4/15/49		260,000	220,856
Series 2007-T27 A4 5.65% 6/13/42		150,000	130,049
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.364% 2/15/33		100,000	80,749
•@#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		183,339	177,839
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		395,000	389,403
Series 2006-1 B 5.588% 2/15/36		160,000	157,362
Series 2006-1 C 5.707% 2/15/36		240,000	223,087
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		480,000	459,068
Total Commercial Mortgage-Backed Securities (Cost $8,661,232)			7,811,392

•Convertible Bond – 0.06%
Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24		270,000	263,871
Total Convertible Bond (Cost $289,882)			263,871

Corporate Bonds – 7.28%
Auto Components – 0.02%
Lear 8.75% 12/1/16		95,000	66,500
			66,500
Automobiles – 0.18%
•DaimlerChrysler North America 3.241% 8/3/09		371,000	369,412
Ford Motor 7.45% 7/16/31		270,000	117,450
General Motors 6.85% 10/15/08		260,000	258,050
			744,912
Beverages – 0.21%
Diageo Capital 5.75% 10/23/17		277,000	266,272
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		630,000	609,160
			875,432
Capital Markets – 0.98%
Bank of New York Mellon 5.125% 8/27/13		805,000	768,256
Capmark Financial Group 6.30% 5/10/17		149,000	58,620
Goldman Sachs Group
5.95% 1/18/18		210,000	173,535
6.15% 4/1/18		380,000	316,512
6.75% 10/1/37		117,000	78,296
•#144A 2.80% 2/24/09		2,500,000	2,443,779
Lazard Group 6.85% 6/15/17		130,000	107,832
Lehman Brothers Holdings 6.875% 7/17/37		187,000	935
Morgan Stanley 5.375% 10/15/15		310,000	192,388
			4,140,153
Chemicals – 0.07%
duPont (E.I.) deNemours 6.00% 7/15/18		315,000	308,040
			308,040
Commercial Banks – 0.88%
Bank of America
5.125% 11/15/14		75,000	67,549
5.30% 3/15/17		255,000	212,172
•8.00% 12/29/49		70,000	55,514
BB&T
4.90% 6/30/17		195,000	152,230
5.25% 11/1/19		30,000	22,911
Branch Banking & Trust 5.625% 9/15/16		250,000	209,365
#CoBank ACB 144A 7.875% 4/16/18		250,000	241,151
KFW 6.50% 11/15/11	NZD	224,000	149,858
Korea Development Bank 5.30% 1/17/13	USD	270,000	268,436
PNC Bank 6.875% 4/1/18		500,000	479,694
•@πPopular North America 3.191% 4/6/09		234,000	233,074
Silicon Valley Bank 5.70% 6/1/12		250,000	234,883
U.S. Bank North America
4.80% 4/15/15		173,000	168,363
4.95% 10/30/14		250,000	242,502
•USB Capital IX 6.189% 4/15/49		430,000	210,801
Wells Fargo 5.625% 12/11/17		200,000	184,129
•Wells Fargo Capital XIII 7.70% 12/29/49		680,000	593,503
			3,726,135
Commercial Services & Supplies – 0.04%
ARAMARK 8.50% 2/1/15		174,000	164,430
			164,430
Communications Equipment – 0.03%
Lucent Technologies 6.45% 3/15/29		200,000	123,000
			123,000
Consumer Finance – 0.15%
Caterpillar Financial Services 7.05% 10/1/18		205,000	205,061
International Lease Finance
5.35% 3/1/12		233,000	172,604
5.875% 5/1/13		148,000	93,707
6.625% 11/15/13		290,000	177,947
			649,319
Diversified Financials Services – 0.28%
Citigroup 6.50% 8/19/13		705,000	627,212
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		160,000	47,864
JPMorgan Chase
6.00% 1/15/18		35,000	31,971
6.40% 5/15/38		85,000	73,710
JPMorgan Chase Capital XXV 6.80% 10/1/37		342,000	262,858
•#USB Realty 144A 6.091% 12/22/49		300,000	138,096
			1,181,711
Diversified Telecommunications Services – 0.45%
AT&T 5.60% 5/15/18		378,000	338,934
Citizens Communications 7.125% 3/15/19		175,000	140,000
France Telecom 7.75% 3/1/11		135,000	141,759
Intelsat Jackson Holdings 11.25% 6/15/16		80,000	78,200
Telecom Italia Capital
4.00% 1/15/10		370,000	359,377
7.721% 6/4/38		170,000	141,260
Verizon Communications
5.55% 2/15/16		440,000	406,103
6.10% 4/15/18		140,000	129,504
Windstream 8.125% 8/1/13		160,000	152,800
			1,887,937
Electric Utilities – 0.51%
Baltimore Gas & Electric 6.125% 7/1/13		155,000	153,255
Columbus Southern Power 6.05% 5/1/18		115,000	107,841
Commonwealth Edison 6.15% 9/15/17		230,000	217,878
Detroit Edison 5.60% 6/15/18		150,000	139,871
Duke Energy Indiana 6.35% 8/15/38		200,000	185,593
Florida Power 6.40% 6/15/38		245,000	232,742
Illinois Power 6.125% 11/15/17		165,000	151,725
#Korea Southern Power 144A 5.375% 4/18/13		150,000	146,079
PECO Energy 5.35% 3/1/18		110,000	100,108
#Power Contract Financing 144A 6.256% 2/1/10		202,366	205,057
Public Service Colorado 6.50% 8/1/38		65,000	61,935
South Carolina Electric & Gas 6.50% 11/1/18		155,000	156,180
#TAQA Abu Dhabi National Energy 144A 7.25% 8/1/18		130,000	126,957
Union Electric 6.70% 2/1/19		100,000	96,740
#West Penn Power 144A 5.95% 12/15/17		90,000	83,658
			2,165,619
Electronic Equipment Instruments & Components – 0.09%
Tyco Electronics Group 5.95% 1/15/14		380,000	374,209
			374,209
Energy Equipment & Services – 0.04%
Weatherford International
6.00% 3/15/18		110,000	98,931
6.35% 6/15/17		75,000	69,527
			168,458
Food & Staples Retailing – 0.18%
CVS Caremark
4.875% 9/15/14		251,000	235,097
5.75% 6/1/17		269,000	251,796
Wal-Mart Stores 6.20% 4/15/38		288,000	263,555
			750,448
Food Products – 0.15%
Delhaize America 9.00% 4/15/31		207,000	217,835
Kraft Foods 6.125% 2/1/18		460,000	431,664
			649,499
Health Care Equipment & Supplies – 0.07%
Covidien International Finance
6.00% 10/15/17		133,000	131,629
6.55% 10/15/37		161,000	155,275
			286,904
Health Care Providers & Services – 0.33%
HCA PIK 9.625% 11/15/16		80,000	76,200
Quest Diagnostics 5.45% 11/1/15		294,000	279,093
UnitedHealth Group
5.50% 11/15/12		333,000	318,630
5.80% 3/15/36		224,000	170,437
WellPoint
5.00% 1/15/11		310,000	308,366
5.00% 12/15/14		252,000	230,638
			1,383,364
Hotels, Restaurants & Leisure – 0.02%
MGM MIRAGE 7.50% 6/1/16		120,000	88,200
			88,200
Household Durables – 0.07%
Ryland Group 5.375% 5/15/12		140,000	114,800
Toll 8.25% 12/1/11		200,000	193,000
			307,800
Independent Power Producers & Energy Traders – 0.03%
NRG Energy 7.375% 2/1/16		120,000	108,300
			108,300
Insurance – 0.37%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		190,000	184,395
•Hartford Financial Services Group 8.125% 6/15/38		375,000	319,900
MetLife 6.817% 8/15/18		280,000	265,401
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	380,600
@πMontpelier Re Holdings 6.125% 8/15/13		105,000	104,041
•◆@#Twin Reefs Pass Through Trust 144A 3.488% 12/31/49		200,000	20,250
Unitrin 6.00% 5/15/17		322,000	270,831
			1,545,418
IT Services – 0.03%
SunGard Data Systems 9.125% 8/15/13		128,000	115,840
			115,840
Media – 0.37%
Comcast
•3.088% 7/14/09		166,000	162,464
5.875% 2/15/18		285,000	254,556
6.30% 11/15/17		247,000	227,499
Thomson Reuters
5.95% 7/15/13		200,000	199,970
6.50% 7/15/18		265,000	253,885
Time Warner Cable 7.30% 7/1/38		200,000	178,410
#Vivendi 144A 6.625% 4/4/18		300,000	289,270
			1,566,054
Metals & Mining – 0.16%
#ArcelorMittal 144A 6.125% 6/1/18		430,000	381,695
Rio Tinto Finance USA 6.50% 7/15/18		50,000	47,364
#Severstal 144A 9.75% 7/29/13		319,000	263,175
			692,234
Multi-Utilities – 0.01%
Dominion Resource 6.40% 6/15/18		45,000	43,116
			43,116
Office Electronics – 0.03%
Xerox 5.50% 5/15/12		120,000	114,505
			114,505
Oil, Gas & Consumable Fuels – 0.60%
Apache 6.90% 9/15/18		275,000	275,893
CenterPoint Energy Resources 6.00% 5/15/18		150,000	131,492
Dynergy Holdings 7.75% 6/1/19		65,000	52,325
Enbridge Energy Partners 6.50% 4/15/18		222,000	205,215
Enterprise Products Operating 6.50% 1/31/19		40,000	37,332
Kinder Morgan Energy Partners 6.95% 1/15/38		140,000	120,322
#Lukoil International Finance 144A 6.356% 6/7/17		100,000	76,250
Petro-Canada 6.05% 5/15/18		280,000	244,842
#Plains All American Pipeline 144A 6.50% 5/1/18		445,000	402,123
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	305,323
TransCanada Pipelines 7.25% 8/15/38		265,000	255,494
XTO Energy
5.50% 6/15/18		205,000	181,535
6.75% 8/1/37		260,000	231,382
			2,519,528
Paper & Forest Products – 0.06%
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13		270,000	248,384
			248,384
Pharmaceuticals – 0.36%
AstraZeneca 5.90% 9/15/17		178,000	175,565
GlaxoSmithKline Capital
4.375% 4/15/14		100,000	94,980
5.65% 5/15/18		405,000	385,214
Wyeth 5.50% 2/1/14		887,000	880,260
			1,536,019
Real Estate Investment Trusts – 0.05%
Regency Centers 5.875% 6/15/17		211,000	186,962
			186,962
Road & Rail – 0.10%
Burlington Northern Santa Fe 5.75% 3/15/18		129,000	123,955
Red Arrow International Leasing 8.375% 6/30/12	RUB	8,688,792	308,115
			432,070
Wireless Telecommunication Services – 0.36%
AT&T Wireless 8.125% 5/1/12	USD	584,000	623,367
MetroPCS Wireless 9.25% 11/1/14		170,000	159,800
Rogers Communications 6.80% 8/15/18		700,000	663,383
Vodafone Group 5.00% 9/15/15		100,000	88,130
			1,534,680
Total Corporate Bonds (Cost $33,713,671)			30,685,180

Municipal Bonds – 1.02%
California State 5.00% 2/1/33		265,000	244,322
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)		305,000	283,049
Massachusetts Bay Transportation Authority 5.00% 7/1/19		100,000	103,014
Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A
5.00% 7/15/36		495,000	479,081
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		320,000	280,992
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		310,000	302,135
North Texas Tollway Authority Revenue (First Tier System) Refunding Series A
5.50% 1/1/18		80,000	82,270
6.00% 1/1/19		40,000	41,844
6.00% 1/1/20		200,000	205,840
Oregon State Taxable Pension 5.892% 6/1/27		485,000	498,502
Portland, Oregon Sewer System Revenue (First Lien) Refunding Series A 5.00% 6/15/18		335,000	350,263
Texas Transportation Community Mobility 5.00% 4/1/19		315,000	324,368
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		235,000	242,875
5.00% 11/15/19		240,000	244,320
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		100,000	106,192
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		145,000	137,314
West Virginia Tobacco Settlement Finance Authority Revenue Series A 7.467% 6/1/47		445,000	393,456
Total Municipal Bonds (Cost $4,569,296)			4,319,837

Non-Agency Asset-Backed Securities – 2.76%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.47% 2/15/12		580,000	571,616
Series 2008-A5 A5 3.69% 12/16/13		525,000	515,687
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13		360,000	348,018
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		540,000	533,316
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		400,000	351,128
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		140,000	139,330
Series 2008-A A3 4.94% 4/25/14		330,000	320,274
#@Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16		47,665	41,566
Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13		260,000	253,336
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,010,000	912,679
•Series 2007-A6 A6 2.778% 7/12/12		1,750,000	1,701,723
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	281,114
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11		200,000	199,239
Series 2008-A A3 4.12% 5/15/12		105,000	100,967
Series 2008-A3 A4A 4.93% 8/15/14		170,000	159,539
Series 2008-B A3A 4.78% 7/16/12		170,000	166,306
#@Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		149	0
DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		230,000	225,210
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		380,000	329,362
Series 2008-A4 A4 5.65% 12/15/15		950,000	904,935
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	312,984
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11		180,000	176,936
•@πGMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		80,000	62,174
•#Golden Credit Card Trust Series 2008-3 A 144A 3.49% 7/15/17		100,000	95,512
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		126,422	126,606
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		140,000	139,947
Series 2008-A A3 4.93% 12/17/12		230,000	227,332
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		205,000	200,725
•@#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		143,246	126,772
•MBNA Credit Card Master Note Trust Series 2005-A4 2.53% 11/15/12		155,000	150,998
Mid-State Trust
Series 11 A1 4.864% 7/15/38		127,024	116,305
Series 2004-1 A 6.005% 8/15/37		77,194	70,547
#Series 2006-1 A 144A 5.787% 10/15/40		169,758	162,075
@πRenaissance Home Equity Loan Trust
Series 2006-2 AF3 5.797% 8/25/36		175,000	159,791
Series 2007-2 AF2 5.675% 6/25/37		195,000	167,478
RSB Bondco Series 2007-A A2 5.72% 4/1/18		335,000	324,088
=#@Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
Structured Asset Securities
@πSeries 2001-SB1 A2 3.375% 8/25/31		217,022	175,347
Series 2005-2XS 1A2A 4.51% 2/25/35		648,955	605,301
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		200,000	195,498
Total Non-Agency Asset-Backed Securities (Cost $12,514,743)			11,651,761

Non-Agency Collateralized Mortgage Obligations – 3.93%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		325,219	264,037
Series 2004-2 1A1 6.00% 3/25/34		326,444	265,032
Series 2004-10 1CB1 6.00% 11/25/34		29,123	25,100
Series 2004-11 1CB1 6.00% 12/25/34		495,754	427,278
Series 2005-9 5A1 5.50% 10/25/20		178,020	161,609
•@πBank of America Funding Securities Series 2006-F 1A2 5.176% 7/20/36		364,843	248,375
Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33		1,179	1,175
•Series 2004-L 4A1 5.151% 1/25/35		367,806	318,695
Series 2005-9 2A1 4.75% 10/25/20		324,186	295,921
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35		414,383	339,043
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.612% 4/25/37		460,331	332,393
Series 2007-AR8 1A3A 6.028% 8/25/37		488,613	399,581
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		174,477	150,377
•Series 2004-J7 1A2 4.673% 8/25/34		17,941	17,614
Series 2004-J8 1A1 7.00% 9/25/34		166,844	154,488
Series 2005-57CB 4A3 5.50% 12/25/35		321,452	304,443
•@πSeries 2005-63 3A1 5.891% 11/25/35		489,428	350,876
Series 2005-85CB 2A2 5.50% 2/25/36		485,085	426,000
Series 2006-2CB A3 5.50% 3/25/36		428,940	391,087
◆Countrywide Home Loan Mortgage Pass Through Trust
•@πSeries 2004-HYB4 M 4.586% 9/20/34		151,260	127,036
Series 2005-23 A1 5.50% 11/25/35		296,927	266,399
Series 2006-1 A3 6.00% 3/25/36		94,508	76,729
•Series 2006-HYB1 3A1 5.267% 3/20/36		201,548	134,874
•@πSeries 2006-HYB3 3A1A 6.064% 5/20/36		438,244	376,333
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		45,733	40,974
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		109,517	109,829
•Series 2004-AR5 4A1 5.70% 10/25/34		237,164	202,725
•Series 2007-AR3 2A2 6.292% 11/25/37		819,506	686,110
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35		397,840	332,508
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		83,211	81,591
•Series 1999-3 A 8.00% 8/19/29		131,748	142,590
Series 2005-RP1 1A3 8.00% 1/25/35		276,666	276,649
Series 2005-RP1 1A4 8.50% 1/25/35		237,704	241,424
Series 2006-RP1 1A3 8.00% 1/25/36		131,616	131,499
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36		161,470	123,020
•JPMorgan Mortgage Trust
Series 2005-A4 1A1 5.397% 7/25/35		255,945	222,354
Series 2005-A6 1A2 5.14% 9/25/35		660,000	539,366
Series 2006-A2 3A3 5.675% 4/25/36		455,000	314,819
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		280,656	258,883
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.492% 12/25/33		58,233	58,459
Series 2005-6 7A1 5.335% 6/25/35		156,281	132,616
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		46,100	47,947
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		265,346	271,468
•Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		157,364	137,743
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.035% 9/25/36		420,011	350,685
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		241,807	201,809
@πSeries 2005-22 4A2 5.371% 12/25/35		49,228	28,044
@πSeries 2006-5 5A4 5.519% 6/25/36		100,510	57,921
•Structured Asset Securities
Series 2002-22H 1A 6.936% 11/25/32		47,784	42,261
@πSeries 2005-6 B2 5.339% 5/25/35		95,319	30,242
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2006-5 2CB3 6.00% 7/25/36		403,014	376,353
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		612,765	591,444
•@πSeries 2006-AR8 1A5 5.877% 8/25/46		83,460	55,258
•@πSeries 2006-AR8 2A3 6.128% 8/25/36		51,989	33,960
•Series 2006-AR10 1A1 5.931% 9/25/36		400,901	311,154
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 5.172% 9/25/34		69,952	61,254
Series 2005-7 A2 5.25% 9/25/35		297,419	262,426
Series 2005-11 1A3 5.50% 11/25/35		288,211	244,169
•Series 2005-AR16 6A4 5.001% 10/25/35		553,887	429,630
Series 2006-2 3A1 5.75% 3/25/36		378,435	320,605
Series 2006-4 2A3 5.75% 4/25/36		183,144	119,101
Series 2006-7 2A1 6.00% 6/25/36		861,933	699,782
•Series 2006-AR6 7A1 5.112% 3/25/36		859,880	712,660
•Series 2006-AR11 A7 5.511% 8/25/36		431,261	267,889
•Series 2006-AR12 1A2 6.03% 9/25/36		214,174	181,050
•Series 2006-AR14 2A4 6.084% 10/25/36		291,681	211,185
•Series 2006-AR19 A1 5.63% 12/25/36		293,094	246,082
Series 2007-8 2A6 6.00% 7/25/37		135,000	119,237
Series 2007-13 A7 6.00% 9/25/37		494,988	421,668
Total Non-Agency Collateralized Mortgage Obligations (Cost $19,667,545)			16,582,938

Regional Agency – 0.07%
Australia – 0.07%
Queensland Treasury 6.00% 10/14/15	AUD	380,000	302,044
Total Regional Agency (Cost $341,055)			302,044

«Senior Secured Loans – 0.17%
Dr Pepper Snapple Group 5.762% 4/10/13	USD	298,739	291,270
Energy Futures Holdings 6.264% 10/10/14		219,133	185,168
Ford Motor 5.488% 11/29/13		168,697	112,605
General Motors 5.163% 11/17/13		178,000	115,775
Total Senior Secured Loans (Cost $789,428)			704,818

Sovereign Debt – 0.76%
Germany – 0.42%
Bundesobligation
3.50% 10/14/11	EUR	426,400	597,803
3.50% 4/12/13	EUR	343,500	477,693
4.25% 10/12/12	EUR	490,000	702,086
			1,777,582
Japan – 0.12%
Japan Government 5 yr Bond 1.30% 6/20/13	JPY	53,200,000	506,382
			506,382
Russia – 0.08%
Russia Government 7.50% 3/31/30	USD	306,335	314,039
			314,039
United Kingdom – 0.14%
U.K. Treasury 8.00% 9/27/13	GBP	290,000	600,965
			600,965
Total Sovereign Debt (Cost $3,406,265)			3,198,968

Supranational Banks – 0.59%
European Investment Bank
6.00% 8/14/13	AUD	368,000	287,849
7.00% 1/18/12	NZD	236,000	160,122
7.75% 10/26/10	NZD	427,000	292,126
11.25% 2/14/13	BRL	1,295,000	669,116
Inter-American Development Bank 5.75% 6/15/11	AUD	350,000	273,670
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	8,600,000	326,522
7.50% 7/30/14	NZD	660,000	464,801
Total Supranational Banks (Cost $2,768,396)			2,474,206

U.S. Treasury Obligations – 0.13%
U.S. Treasury Bond 4.375% 2/15/38	USD	265,000	268,457
U.S. Treasury Notes 4.00% 8/15/18		294,000	298,273
Total U.S. Treasury Obligations (Cost $558,677)			566,730
		Number of
		Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		1,465	0
Total Warrant (Cost $124,625)			0
		Principal
		Amount¡
≠Discounted Commercial Paper – 1.84%
Eksportfinans 2.333% 11/14/08		1,500,000	1,495,747
Electricite De France 2.238% 11/4/08		1,500,000	1,496,841
ING Funding 2.601% 11/3/08		1,500,000	1,496,439
Koch Industries 3.00% 10/1/08		770,000	770,000
Societe Generale North America 2.799% 12/2/08		2,500,000	2,483,274
Total Discounted Commercial Paper (Cost $7,747,057)			7,742,301
		Number of
		Shares
Short-Term Investment – 0.73%
Money Market Instrument – 0.73%
Dreyfus Cash Management Fund		3,084,867	3,084,867
Total Short-Term Investment (Cost $3,084,867)			3,084,867

Total Value of Securities – 102.38%
(Cost $411,183,736)			431,751,017
Liabilities Net of Receivables and Other Assets (See Notes) – (2.38%)∆			(10,046,603)
Net Assets Applicable to 31,872,367 Shares Outstanding – 100.00%			$421,704,414

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

†Non income producing security.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. At September 30, 2008, the aggregate amount of
Rule 144A securities was $11,696,277, which represented 2.77% of the Fund’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
^Zero coupon security. The rate shown is the yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate deposit rate. Senior Securied Loans may be subject to restrictions on resale.

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $2,814,377, which represented 0.67% of the
Fund’s net assets. See Note 5 in “Notes.”
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of the restricted securities was
$2,209,950 or 0.52% of the Fund's net assets. Further details on these holdings appear below and in Note 5 in "Notes."

	Date of
Investment	Acquisition	Cost	Value
Bank of America Funding Securities Series 2006-F1A2 5.179% 7/20/36	7/21/06	$356,976	$248,375
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.891% 11/25/35	9/28/05	495,089	350,876
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-HYB4 M 4.586% 9/20/34	9/14/07	142,574	127,036
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB 33A1A 6.064% 5/25/36	3/29/06	441,102	376,333
GMAC Mortgage Loan Trust Series 2006-HE 3A2 5.75% 10/25/36	8/25/06	80,000	62,174
Montpelier Re Holdings 6.125% 8/15/13	8/3/06	98,363	104,041
Popular North America 3.191% 4/6/09	4/3/06	234,000	233,074
Renaissance Home Equity Loan Trust Series 2006-2 AF3 5.797% 8/25/36	6/6/06	175,000	159,791
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/07	195,000	167,478
Structured ARM Loan Trust Series 2005-22 4A2 5.371% 12/25/35	10/3/06	48,258	28,044
Structured ARM Loan Trust Series 2006-5 5A4 5.519% 6/25/36	10/3/06	99,128	57,921
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/7/04	204,679	175,347
Structured Asset Securities Series 2005-6 B2 5.339% 5/25/35	9/27/06	90,508	30,242
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.877% 8/25/46	7/5/06	82,692	55,258
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 2A3 6.128% 8/25/36	7/5/06	51,594	33,960
Total			$2,209,950

∆Includes $300,072 cash pledged as collateral for financial futures contracts.
Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Paid-in-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (665,000)	USD 558,454	10/31/08	$33,418
AUD (362,283)	USD 300,043	10/31/08	14,010
BRL (1,274,472)	USD 691,708	10/31/08	21,710
EUR (229,810)	USD 338,482	10/31/08	13,985
EUR (200,837)	USD 294,989	10/31/08	11,403
EUR (158,998)	USD 232,503	10/31/08	7,994
GBP (296,842)	USD 544,661	10/31/08	15,663
JPY 25,903,800	USD (246,000)	10/31/08	(1,162)
JPY 83,001,609	USD (786,372)	10/31/08	(1,855)
NOK 663,715	USD (117,016)	10/31/08	(4,287)
NZD (1,593,200)	USD 1,088,525	10/31/08	26,621
			$137,500

Financial Futures Contracts[2]
			Unrealized
Contracts Notional	Notional	Expiration	Appreciation
to Buy Cost	Value	Date	(Depreciation)
1 Long Gilt Bond $ 205,004	$199,369	12/29/08	($5,635)
82 U.S. Treasury 5 yr Notes 9,198,903	9,203,219	12/31/08	4,316
			($1,319)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 3 in ”Notes.”
[2]See Note 4 in ”Notes.”
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Managed Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.  Open-end investment companies are valued at their published net asset value.  Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date the the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $414,806,449
Aggregate unrealized appreciation 55,527,662
Aggregate unrealized depreciation (38,583,094)
Net unrealized appreciation $16,944,568

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities Derivatives
Level 1 $298,243,647 $-
Level 2 130,464,216 136,181
Level 3 3,043,154 -
Total $431,751,017 $136,181

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 12/31/07 $1,816,692
Net realized gain (loss) (148,808)
Net change in unrealized
appreciation/depreciation (248,715)
Net purchases, sales and settlements 1,173,055

Balance as of 9/30/08 $3,043,154

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08 $(55,157)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security).

The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2008, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)
LVIP Money Market Fund
September 30, 2008
	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Certificates of Deposit – 2.70%
Chase Bank USA 2.64% 10/16/08	$20,000,000	$20,000,000
Toronto Dominion Bank 2.75% 10/29/08	15,000,000	15,000,000
Total Certificates of Deposit (Cost $35,000,000)		35,000,000

≠Discounted Commercial Paper– 88.82%
College & Universities – 11.25%
Cornell University
2.20% 10/9/08	14,500,000	14,492,911
3.15% 10/3/08	10,177,000	10,175,219
3.20% 10/1/08	18,550,000	18,550,000
Harvard University 3.25% 2/4/09	10,000,000	10,000,000
Leland Stanford Junior University 2.226% 10/7/08	25,250,000	25,240,659
Massachusetts College of Pharmacy 2.355% 10/15/08	15,000,000	14,986,292
Yale University
2.304% 10/14/08	10,000,000	9,991,694
2.39% 11/10/08	15,000,000	14,960,333
2.494% 10/7/08	20,000,000	19,991,733
2.506% 10/15/08	7,500,000	7,492,737
		145,881,578
Financial Services – 21.55%
America Honda Finance 2.403% 10/10/08	13,205,000	13,197,077
CBA Finance 2.652% 10/6/08	15,000,000	14,994,500
CME Group
2.258% 10/29/08	37,000,000	36,935,251
2.953% 10/8/08	6,175,000	6,171,458
Danske 2.486% 10/1/08	10,000,000	10,000,000
Eksportfinans 2.334% 11/14/08	25,000,000	24,929,111
Massachusetts Mutual Life Insurance
2.334% 10/8/08	15,000,000	14,993,204
2.505% 10/22/08	9,935,000	9,920,511
National Rural Utility 3.105% 10/20/08	25,235,000	25,193,713
Nordea North America 2.551% 11/10/08	10,000,000	9,971,778
Rabobank USA Financial 3.003% 10/3/08	21,045,000	21,041,492
Royal Bank of Canada 2.319% 10/3/08	20,000,000	19,997,428
Skandinaviska Enskilda 2.662% 10/7/08	20,000,000	19,991,167
Societe General North America 2.799% 12/2/08	20,000,000	19,904,244
Swiss Re Treasury 3.041% 2/12/09	15,250,000	15,079,708
Toyota Motor Credit 2.297% 10/24/08	17,000,000	16,975,128
		279,295,770
Food Staples & Retailing – 0.76%
≥Pepsi Bottling 2.886% 2/17/09	9,750,000	9,849,526
		9,849,526

Industrials – 36.67%
3M 2.07% 10/6/08	25,000,000	24,992,813
Auto Data Processing 2.00% 10/1/08	40,000,000	40,000,000
BASF
2.384% 10/16/08	20,000,000	19,980,250
2.805% 10/20/08	15,000,000	14,977,833
Danaher 2.101% 10/6/08	15,000,000	14,995,625
EI duPont de Nemours 2.073% 10/22/08	25,000,000	24,969,813
Electricite de France
2.238% 11/4/08	20,000,000	19,957,878
3.105% 10/14/08	20,000,000	19,977,611
Genentech
2.253% 10/14/08	7,100,000	7,094,231
2.273% 10/20/08	5,000,000	4,994,010
2.303% 10/6/08	20,000,000	19,993,611
IBM Capital 2.053% 10/24/08	15,375,000	15,354,863
Koch Industries 3.00% 10/1/08	50,000,000	50,000,000
Microsoft 1.25% 10/6/08	42,000,000	41,992,708
Nokia 3.006% 10/15/08	20,000,000	19,976,667
Northern Illinois Gas 5.001% 10/1/08	55,000,000	54,999,999
Novartis Finance
2.145% 10/24/08	15,000,000	14,979,492
2.200% 11/21/08	20,000,000	19,937,950
Procter & Gamble 2.233% 10/9/08	21,200,000	21,189,541
Siemens Capital 2.232% 10/30/08	25,000,000	24,955,292
		475,320,187
Mortgage Bankers & Brokers – 15.91%
Bank of America 3.704% 10/3/08	20,000,000	19,995,889
Bank of Nova Scotia 3.505% 10/6/08	20,000,000	19,990,278
DnB NOR Bank 2.678% 10/8/08	20,000,000	19,989,656
Goldman Sachs Group
2.362% 10/1/08	9,750,000	9,750,000
3.663% 5/15/09	3,171,000	3,228,544
ING Funding
2.586% 10/7/08	15,000,000	14,993,562
2.601% 11/3/08	10,000,000	9,976,258
JP Morgan Chase Bank
2.551% 10/2/08	18,417,000	18,415,695
2.604% 10/7/08	15,000,000	14,993,500
National Australian Funding 2.697% 10/2/08	20,000,000	19,998,512
Nordea North America 2.571% 11/4/08	15,000,000	14,963,733
Wells Fargo 2.626% 11/25/08	20,000,000	19,920,250
Westpac Bank 2.708% 10/8/08	20,000,000	19,989,539
		206,205,416
Pharmaceuticals – 2.68%
Pfizer
2.088% 11/7/08	15,000,000	14,967,933
2.563% 3/3/09	20,000,000	19,784,950
		34,752,883
Total Discounted Commercial Paper (Cost $1,151,305,360)		1,151,305,360

≠Discount Notes – 4.81%
Federal Home Loan Bank
2.354% 10/17/08	23,000,000	22,975,978
2.633% 12/2/08	39,500,000	39,321,767
Total Discount Notes (Cost $62,297,745)		62,297,745

•Floating Rate Notes – 1.85%
≥Australian & New Zealand Banking Group 2.478% 10/3/08	10,000,000	10,000,000
≥Goldman Sachs Group 2.80% 2/24/09	14,000,000	14,000,000
Total Floating Rate Notes (Cost $24,000,000)		24,000,000

Short-Term Bank Note – 1.54%
Wells Fargo Bank 3.40% 10/9/08	20,000,000	20,000,000
Total Short-Term Bank Note (Cost $20,000,000)		20,000,000
Total Value of Securities – 99.72%
(Cost $1,292,603,105) ©		1,292,603,105
Receivables and Other Assets Net of Liabilities (See Notes) – 0.28%		3,648,503
Net Assets Applicable to 129,625,345 Shares Outstanding – 100.00%		$1,296,251,608

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2008, the aggregate amount of these securities was $33,849,526 which represented 2.61% of the Fund’s net assets. See Note 3 in "Notes."

©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Money Market Fund (Fund).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Securities
Level 1 $ 20,000,000
Level 2 1,272,603,105
Level 3 -
Total $1,292,603,105

There were no Level 3 securities at the beginning or end of the period.

3. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 48.36% of net assets at September 30, 2008. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may also invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the schedule of investments.

4. Subsequent Event
The Fund is participating in the U.S. Treasury's Temporary Guaranty Program for Money Market Funds (the Program).
On September 29, 2008, the U.S. Treasury Department provided details of the Program. The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund - whether retail or institutional - that applies for and pays a fee to participate in the Program. The Program will be in place for an initial three month period until December 18, 2008, after which the Treasury will consider an extension of the Program for up to an additional nine months.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 will not be covered by the Program.

Schedule of Investments (Unaudited)
LVIP Delaware Social Awareness Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.04%
Aerospace & Defense – 0.73%
†Spirit AeroSystems Holdings Class A	368,000	$5,913,760
		5,913,760
Air Freight & Logistics – 1.03%
FedEx	105,500	8,338,720
		8,338,720
Auto Components – 0.78%
Borg Warner	118,000	3,866,860
WABCO Holdings	70,200	2,494,920
		6,361,780
Biotechnology – 4.84%
†Amgen	219,000	12,980,130
†Genentech	113,000	10,020,840
†Gilead Sciences	270,700	12,338,506
†Vertex Pharmaceuticals	119,500	3,972,180
		39,311,656
Chemicals – 3.43%
Airgas	156,600	7,775,190
Ecolab	266,700	12,940,284
Lubrizol	166,100	7,165,554
		27,881,028
Commercial Banks – 3.15%
PNC Financial Services Group	150,400	11,234,880
U.S. Bancorp	398,500	14,353,970
		25,588,850
Commercial Services & Supplies – 1.11%
Republic Services	215,100	6,448,698
Robert Half International	104,400	2,583,900
		9,032,598
Communications Equipment – 4.83%
†Cisco Systems	1,174,800	26,503,488
QUALCOMM	296,800	12,753,496
		39,256,984
Computers & Peripherals – 6.32%
†Apple	103,200	11,729,712
†EMC	1,013,500	12,121,460
Hewlett-Packard	594,200	27,475,808
		51,326,980
Consumer Finance – 1.48%
Capital One Financial	235,500	12,010,500
		12,010,500
Containers & Packaging – 1.69%
†Owens-Illinois	182,600	5,368,440
†Pactiv	336,000	8,342,880
		13,711,320
Diversified Financials Services– 3.22%
Bank of America	746,500	26,127,500
		26,127,500
Diversified Telecommunications Services – 3.51%
Embarq	182,400	7,396,320
Telefonos de Mexico ADR	200,700	5,168,025
†Telemex Internacional ADR	200,700	2,609,100
Verizon Communications	415,900	13,346,231
		28,519,676
Electrical Equipment – 1.21%
Roper Industries	172,100	9,802,816
		9,802,816
Energy Equipment & Services – 6.69%
†Exterran Holdings	148,600	4,749,256
†Nabors Industries	484,000	12,061,280
†National Oilwell Varco	300,100	15,074,023
Noble	323,400	14,197,260
Patterson-UTI Energy	183,200	3,667,664
†Weatherford International	183,700	4,618,218
		54,367,701
Food & Staples Retailing – 3.01%
CVS Caremark	382,500	12,874,950
Walgreen	374,200	11,585,232
		24,460,182
Food Products – 4.29%
General Mills	184,300	12,665,096
Heinz (H.J.)	274,900	13,720,259
Kellogg	150,200	8,426,220
		34,811,575
Gas Utilities – 0.53%
Equitable Resources	117,400	4,306,232
		4,306,232
Health Care Equipment & Supplies – 5.38%
Bard (C.R.)	96,600	9,164,442
Baxter International	144,700	9,496,661
†Gen-Probe	117,900	6,254,595
†Hologic	350,100	6,767,433
Medtronic	240,000	12,024,000
		43,707,131
Health Care Providers & Services – 2.26%
†Express Scripts	154,900	11,434,718
UnitedHealth Group	271,400	6,890,846
		18,325,564
Hotels, Restaurants & Leisure – 1.39%
Burger King Holdings	461,500	11,334,440
		11,334,440
Household Durables – 1.86%
†Jarden	517,400	12,133,030
Sony ADR	95,600	2,951,172
		15,084,202
Household Products – 1.97%
Clorox	255,200	15,998,488
		15,998,488
Insurance – 4.40%
AFLAC	167,100	9,817,125
Berkley (W.R.)	321,100	7,561,905
Everest Re Group	62,000	5,364,860
Prudential Financial	180,600	13,003,200
		35,747,090
Internet Software & Services – 1.66%
†Google Class A	33,600	13,457,472
		13,457,472
IT Services – 1.61%
Accenture Class A	200,200	7,607,600
†Visa Class A	88,900	5,457,571
		13,065,171
Life Sciences Tools & Services – 0.74%
PerkinElmer	242,500	6,055,225
		6,055,225
Machinery – 1.25%
Lincoln Electric Holdings	158,200	10,173,842
		10,173,842
Media – 2.01%
Comcast Class A	593,000	11,640,590
†Viacom Class B	189,100	4,697,244
		16,337,834
Multiline Retail – 0.73%
†Kohl's	128,700	5,930,496
		5,930,496
Multi–Utilities – 2.77%
NSTAR	400,400	13,413,400
Puget Energy	341,900	9,128,730
		22,542,130
Oil, Gas & Consumable Fuels – 1.52%
Cabot Oil & Gas	90,600	3,274,284
EOG Resources	101,800	9,107,028
		12,381,312
Pharmaceuticals – 5.05%
Allergan	219,300	11,293,950
†Barr Pharmaceuticals	96,900	6,327,570
†Forest Laboratories	299,900	8,481,172
Shire ADR	312,000	14,898,000
		41,000,692
Real Estate Invesment Trusts – 1.37%
Host Hotels & Resorts	235,300	3,127,137
ProLogis	91,000	3,755,570
Simon Property Group	43,700	4,238,900
		11,121,607
Semiconductors & Semiconductor Equipment – 1.16%
Applied Materials	623,300	9,430,529
		9,430,529
Software – 6.26%
†McAfee	216,600	7,355,736
Microsoft	1,081,000	28,851,890
†Oracle	486,100	9,872,691
†Symantec	243,400	4,765,772
		50,846,089
Specialty Retail – 1.32%
Guess	121,800	4,237,422
†Urban Outfitters	202,500	6,453,675
		10,691,097
Textiles, Apparel & Luxury Goods – 1.02%
Phillips-Van Heusen	219,500	8,321,245
		8,321,245
Wireless Telecommunciation Services – 0.46%
†MetroPCS Communications	265,600	3,715,744
		3,715,744
Total Common Stock (Cost $686,497,777)		796,397,258
	Principal
	Amount
	(U.S.$)
≠Discount Note – 1.35%
Federal Home Loan Bank 0.10% 10/1/08	$10,950,000	10,950,000
Total Discount Note (Cost $10,950,000)		10,950,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Instrument – 0.02%
Dreyfus Cash Management Fund	199,648	199,648
Total Short-Term Investment (Cost $199,648)		199,648

Total Value of Securities – 99.41%
(Cost $697,647,425)		807,546,906
Receivables and Other Assets Net of Liabilities (See Notes) – 0.59%		4,765,530
Net Assets Applicable to 27,703,452 Shares Outstanding – 100.00%		$812,312,436

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities.

Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $699,227,935
Aggregate unrealized appreciation 173,197,252
Aggregate unrealized depreciation (64,878,281)
Net unrealized appreciation $108,318,971

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $796,596,906
Level 2 10,950,000
Level 3 -
Total $807,546,906

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Delaware Special Opportunities Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.39%
Aerospace & Defense – 1.17%
†Alliant Techsystems	30,900	$2,902,746
Goodrich	83,800	3,486,080
		6,388,826
Auto Components – 2.17%
Borg Warner	112,400	3,683,348
Johnson Controls	271,200	8,225,496
		11,908,844
Capital Markets – 2.75%
Federated Investors Class B	147,400	4,249,542
Northern Trust	77,500	5,595,500
Raymond James Financial	157,550	5,195,999
		15,041,041
Chemicals – 5.18%
Cytec Industries	99,600	3,875,436
Eastman Chemical	66,800	3,678,008
FMC	220,400	11,326,356
PPG Industries	63,500	3,703,320
Sigma-Aldrich	110,000	5,766,200
		28,349,320
Commercial Banks – 5.51%
Associated Banc-Corp	163,300	3,257,835
Bank of Hawaii	171,300	9,155,985
Colonial BancGroup	483,500	3,800,310
Marshall & Ilsley	164,100	3,306,615
Regions Financial	176,700	1,696,320
TCF Financial	256,000	4,608,000
Zions Bancorp	111,900	4,330,530
		30,155,595
Commercial Services & Supplies – 3.56%
Brink's	117,000	7,139,340
Donnelley (R.R.) & Sons	136,100	3,338,533
Manpower	83,400	3,599,544
Republic Services	180,450	5,409,891
		19,487,308
Communications Equipment – 0.47%
†Polycom	111,300	2,574,369
		2,574,369
Containers & Packaging – 2.19%
†Owens-Illinois	213,400	6,273,960
†Pactiv	231,700	5,753,111
		12,027,071
Diversified Consumer Services – 0.92%
Service International	603,300	5,043,588
		5,043,588
Diversified Telecommunications Services – 0.69%
CenturyTel	103,100	3,778,615
		3,778,615
Electric Utilities – 2.44%
Edison International	163,100	6,507,690
PPL	186,000	6,885,720
		13,393,410
Electrical Equipment – 0.83%
Rockwell Automation	121,300	4,529,342
		4,529,342
Electronic Equipment & Instruments – 1.55%
†Agilent Technologies	134,400	3,986,304
†Avnet	182,300	4,490,049
		8,476,353
Energy Equipment & Services – 2.15%
ENSCO International	123,100	7,094,253
Rowan Companies	153,600	4,692,480
		11,786,733
Food & Staples Retailing – 0.92%
CVS Caremark	150,200	5,055,732
		5,055,732
Food Products – 2.62%
Archer-Daniels-Midland	201,300	4,410,483
Del Monte Foods	422,300	3,293,940
Hershey	60,000	2,372,400
†Smithfield Foods	143,900	2,285,132
Tyson Food Class A	168,900	2,016,666
		14,378,621
Gas Utilities – 1.60%
Equitable Resources	129,100	4,735,388
Questar	98,000	4,010,160
		8,745,548
Health Care Equipment & Supplies – 1.01%
Becton Dickinson	68,700	5,513,862
		5,513,862
Health Care Providers & Services – 3.10%
McKesson	128,400	6,909,204
Omnicare	116,600	3,354,582
Universal Health Services Class B	119,900	6,717,997
		16,981,783
Hotels, Restaurants & Leisure – 1.00%
Marriott International Class A	154,800	4,038,732
Starwood Hotels & Resorts Worldwide	52,000	1,463,280
		5,502,012
Household Durables – 1.42%
Centex	63,200	1,023,840
D.R. Horton	165,533	2,155,240
Fortune Brands	80,200	4,600,272
		7,779,352
Household Products – 1.00%
†Energizer Holdings	68,000	5,477,400
		5,477,400
Industrial Conglomerates – 0.81%
Textron	151,400	4,432,992
		4,432,992
Insurance – 10.81%
American Financial Group	255,050	7,523,974
Berkley (W.R.)	354,550	8,349,652
Loews	186,000	7,345,140
Manulife Financial	173,526	6,366,669
Old Republic International	200,850	2,560,838
Protective Life	182,600	5,205,926
Reinsurance Group of America	111,800	6,037,200
Stancorp Financial Group	111,300	5,787,600
Torchmark	89,700	5,364,060
Travelers Companies	103,500	4,678,200
		59,219,259
IT Services – 0.84%
†Computer Sciences	114,600	4,605,774
		4,605,774
Leisure Equipment & Products – 1.13%
Eastman Kodak	126,000	1,937,880
Hasbro	123,000	4,270,560
		6,208,440
Life Sciences Tools & Services – 0.99%
†Thermo Fisher Scientific	98,500	5,417,500
		5,417,500
Machinery – 4.84%
Cummins	143,200	6,260,704
Eaton	43,600	2,449,448
Harsco	163,800	6,091,722
Ingersoll-Rand Class A	63,800	1,988,646
Parker Hannifin	90,750	4,809,750
Timken	172,700	4,896,045
		26,496,315
Media – 0.69%
Belo Class A	239,500	1,427,420
Meredith	83,100	2,330,124
		3,757,544
Metals & Mining – 1.14%
Nucor	158,000	6,241,000
		6,241,000
Multiline Retail – 2.30%
†Dollar Tree	193,700	7,042,932
Macy's	230,000	4,135,400
†Saks	153,900	1,423,575
		12,601,907
Multi-Utilities & Unregulated Power – 3.80%
PG&E	133,100	4,984,595
Public Service Enterprise Group	198,200	6,498,978
Sempra Energy	107,000	5,400,290
Wisconsin Energy	88,000	3,951,200
		20,835,063
Oil, Gas & Consumable Fuels – 4.13%
El Paso	331,300	4,227,388
†Forest Oil	132,100	6,552,160
†Newfield Exploration	240,600	7,696,794
Williams Companies	175,000	4,138,750
		22,615,092
Pharmaceuticals – 0.84%
†Watson Pharmaceutical	161,800	4,611,300
		4,611,300
Real Estate Investment Trusts – 5.07%
Boston Properties	60,600	5,675,796
Brandywine Realty Trust	341,300	5,471,039
Highwoods Properties	213,600	7,595,616
Kimco Realty	117,600	4,344,144
Simon Property Group	48,300	4,685,100
		27,771,695
Real Estate Management & Development – 0.68%
St. Joe	94,700	3,701,823
		3,701,823
Road & Rail – 2.25%
Canadian National Railway	104,100	4,979,103
CSX	134,600	7,345,122
		12,324,225
Semiconductors & Semiconductor Equipment – 0.49%
National Semiconductor	154,800	2,664,108
		2,664,108
Software – 4.31%
†Adobe Systems	94,600	3,733,862
†Citrix Systems	85,400	2,157,204
†Compuware	626,800	6,073,692
†Sybase	218,900	6,702,718
†Synopsys	249,200	4,971,540
		23,639,016
Specialty Retail – 4.79%
Gap	320,300	5,694,934
PETsMART	173,000	4,274,830
Ross Stores	185,600	6,831,936
Sherwin-Williams	92,000	5,258,720
Tiffany & Co	118,700	4,216,224
		26,276,644
Textiles, Apparel & Luxury Goods – 0.97%
VF	68,800	5,318,928
		5,318,928
Tobacco – 1.26%
Reynolds American	142,000	6,904,040
		6,904,040
Total Common Stock (Cost $400,283,936)		528,017,390

≠Discounted Commercial Paper – 3.06%
Koch Industries 3.00% 10/1/08	$16,745,000	16,745,000
Total Discounted Commercial Paper (cost $16,745,000)		16,745,000

Short-Term Investment – 0.02%
Money Market Instrument – 0.02%
Dreyfus Cash Management Fund	114,565	114,565
Total Short-Term Investment (Cost $114,565)		114,565

Total Value of Securities – 99.47%
(Cost $417,143,501)		544,876,955
Receivables and Other Assets Net of Liabilities (See Notes) – 0.53%		2,878,706
Net Assets Applicable to 17,144,714 Shares Outstanding – 100.00%		$547,755,661

† Non-income producing security.
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fiar value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semiannually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $417,145,767
Aggregate unrealized appreciation 166,324,744
Aggregate unrealized depreciation (38,593,556)
Net unrealized appreciation $127,731,188

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $528,131,955
Level 2 16,745,000
Level 3 -
Total $544,876,955

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Wilshire Conservative Profile Fund
September 30, 2008

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 95.03%
Equity Funds – 25.61%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	2,655,405	$ 17,074,251
Delaware VIP Value Series	692,869	10,289,112
*Lincoln Variable Insurance Products Trust –
LVIP MFS Value Fund	1,112,342	24,131,156
LVIP T. Rowe Price Growth Stock Fund	1,234,689	17,237,497
		68,732,016
Fixed Income Funds – 59.92%
**Delaware Group Government Funds – Inflation Protected Bond Fund	2,099,233	20,572,479
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	10,681,647	99,980,217
Delaware VIP High Yield Series	1,647,962	8,206,850
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	2,616,091	32,096,821
		160,856,367
International Equity Funds – 9.50%
Lincoln Variable Insurance Products Trust
LVIP Marsico International Growth Fund	980,090	11,113,241
LVIP Mondrian International Value Fund	862,465	14,390,236
		25,503,477
Total Affiliated Investment Companies (Cost $283,142,501)		255,091,860

Unaffiliated Investment Companies – 6.30%
Equity Fund – 1.88%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	207,264	5,026,143
		5,026,143
International Fixed Income Fund – 4.42%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	709,211	11,872,194
		11,872,194
Total Unaffiliated Investment Companies (Cost $18,471,663)		16,898,337

Short-Term Investment – 0.22%
Money Market Instrument – 0.22%
Dreyfus Cash Management Fund	603,126	603,126
Total Short-Term Investment (Cost $603,126)		603,126
Total Value of Securities – 101.55%
(Cost $302,217,290)		272,593,323
Liabilities Net of Receivables and Other Assets (See Notes) – (1.55%)		(4,151,075)
Net Assets Applicable to 25,535,081 Shares Outstanding – 100.00%		$ 268,442,248

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $304,653,123
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (32,059,800)
Net unrealized depreciation $(32,059,800)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best informaiton available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $272,593,323
Level 2 -
Level 3 -
Total $272,593,323

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire Moderate Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 92.83%
Equity Funds – 35.69%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	9,169,102	$ 58,957,325
Delaware VIP Value Series	2,394,938	35,564,826
*Lincoln Variable Insurance Products Trust –
LVIP Capital Growth Fund	2,038,279	41,171,205
LVIP MFS Value Fund	4,274,683	92,734,963
LVIP Mid-Cap Value Fund	3,370,048	34,960,879
LVIP T. Rowe Price Growth Stock Fund	4,264,983	59,543,431
		322,932,629
Fixed Income Funds – 40.60%
**Delaware Group Government Funds – Inflation Protected Bond Fund	5,202,431	50,983,824
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	25,363,676	237,404,008
Delaware VIP High Yield Series	5,705,006	28,410,929
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	4,118,559	50,530,599
		367,329,360
International Equity Funds – 16.54%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	2,322,312	36,413,854
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	2,657,749	17,705,925
LVIP Marsico International Growth Fund	4,049,029	45,911,945
LVIP Mondrian International Value Fund	2,970,175	49,557,378
		149,589,102
Total Affiliated Investment Companies (Cost $974,507,754)		839,851,091

Unaffiliated Investment Companies – 7.25%
Equity Fund – 3.83%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	1,429,835	34,673,501
		34,673,501
International Fixed Income Fund – 3.42%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	1,844,735	30,880,857
		30,880,857
Total Unaffiliated Investment Companies (Cost $78,056,133)		65,554,358

Short-Term Investment – 0.17%
Money Market Instrument – 0.17%
Dreyfus Cash Management Fund	1,571,255	1,571,255
Total Short-Term Investment (Cost $1,571,255)		1,571,255

Total Value of Securities – 100.25%
(Cost $1,054,135,142)		906,976,704
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)		(2,239,114)
Net Assets Applicable to 85,664,895 Shares Outstanding – 100.00%		$ 904,737,590

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $1,060,592,622
Aggregate unrealized appreciation $ -
Aggregate unrealized depreciation (153,615,918)
Net unrealized depreciation $ (153,615,918)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $906,976,704
Level 2 -
Level 3 -
Total $906,976,704

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire Moderately Aggressive Profile Fund
September 30, 2008

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 91.87%
Equity Funds – 49.86%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	553,071	$ 13,622,132
Delaware VIP U.S. Growth Series	8,426,367	54,181,542
Delaware VIP Value Series	2,568,225	38,138,148
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	547,883	13,067,546
LVIP Capital Growth Fund	1,747,244	35,292,582
LVIP MFS Value Fund	4,278,702	92,822,156
LVIP Mid-Cap Value Fund	1,807,322	18,749,160
LVIP T. Rowe Price Growth Stock Fund	3,483,465	48,632,651
		314,505,917
Fixed Income Funds – 17.99%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	6,043,708	56,569,104
Delaware VIP High Yield Series	2,719,661	13,543,910
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	3,532,769	43,343,540
		113,456,554
International Equity Funds – 24.02%
*Delaware VIP Trust - Delaware VIP Emerging Markets Series	1,987,348	31,161,623
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	1,899,777	12,656,315
LVIP Marsico International Growth Fund	4,815,636	54,604,500
LVIP Mondrian International Value Fund	3,180,930	53,073,819
		151,496,257
Total Affiliated Investment Companies (Cost $698,534,769)		579,458,728

Unaffiliated Investment Companies – 7.62%
Equity Fund – 2.95%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	766,220	18,580,825
		18,580,825
International Fixed Income Fund – 4.67%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	1,759,713	29,457,604
		29,457,604
Total Unaffiliated Investment Companies (Cost $55,289,977)		48,038,429

Total Value of Securities – 99.49%
(Cost $753,824,746)		627,497,157
Receivables and Other Assets Net of Liabilities (See Notes) – 0.51%		3,224,734
Net Assets Applicable to 60,195,190 Shares Outstanding – 100.00%		$ 630,721,891

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $761,044,887
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (133,547,730)
Net unrealized depreciation $(133,547,730)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based onthe best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $627,497,157
Level 2 -
Level 3 -
Total $627,497,157

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire Aggressive Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 95.86%
Equity Funds – 64.60%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	130,408	$ 3,211,955
Delaware VIP U.S. Growth Series	2,644,198	17,002,196
Delaware VIP Value Series	907,237	13,472,463
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	129,021	3,077,274
LVIP Capital Growth Fund	342,834	6,924,908
LVIP MFS Value Fund	1,223,537	26,543,402
LVIP Mid-Cap Value Fund	286,574	2,972,919
LVIP T. Rowe Price Growth Stock Fund	1,128,505	15,755,058
LVIP Value Opportunities Fund	351,207	3,186,848
		92,147,023
International Equity Funds – 31.26%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	699,970	10,975,536
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	446,609	2,975,308
LVIP Marsico International Growth Fund	1,357,037	15,387,445
LVIP Mondrian International Value Fund	914,067	15,251,207
		44,589,496
Total Affiliated Investment Companies (Cost $169,521,969)		136,736,519

Unaffiliated Investment Company – 4.09%
Equity Funds – 4.09%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	240,770	5,838,676
Total Unaffiliated Investment Company (Cost $7,837,155)		5,838,676

Short-Term Investment – 0.14%
Money Market Instrument – 0.14%
Dreyfus Cash Management Fund	190,765	190,765
Total Short-Term Investment (Cost $190,765)		190,765

Total Value of Securities – 100.09%
(Cost $177,549,889)		142,765,960
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(125,005)
Net Assets Applicable to 13,537,356 Shares Outstanding – 100.00%		$ 142,640,955

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire Aggressive Profile Fund (Fund).

Security Valuation –  The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $181,109,474
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (38,343,514)
Net unrealized depreciation $(38,343,514)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best informaiton available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $142,765,960
Level 2 -
Level 3 -
Total $142,765,960

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire 2010 Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 93.72%
Equity Funds – 36.40%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	13,395	$329,910
Delaware VIP U.S. Growth Series	140,766	905,127
Delaware VIP Value Series	42,796	635,519
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	13,646	325,467
LVIP Capital Growth Fund	29,358	592,998
LVIP Delaware Special Opportunities Fund	9,894	316,173
LVIP MFS Value Fund	76,287	1,654,974
LVIP T. Rowe Price Growth Stock Fund	65,499	914,432
LVIP Value Opportunities Fund	36,484	331,054
		6,005,654
Fixed Income Funds – 40.46%
**Delaware Group Government Funds – Inflation Protected Bond Fund	608,520	5,963,492
*Delaware VIP Trust – Delaware VIP Diversified Income Series	76,187	713,106
		6,676,598
International Equity Funds – 16.86%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	25,678	402,638
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	118,374	788,605
LVIP Marsico International Growth Fund	73,952	838,544
LVIP Mondrian International Value Fund	45,101	752,504
		2,782,291
Total Affiliated Investment Companies (Cost $17,414,968)		15,464,543

Unaffiliated Investment Companies – 6.30%
Equity Fund – 1.88%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	12,818	310,834
		310,834
International Fixed Income Fund – 4.42%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	43,601	729,876
		729,876
Total Unaffiliated Investment Companies (Cost $1,114,141)		1,040,710

Short-Term Investment – 0.27%
Money Market Instrument – 0.27%
Dreyfus Cash Management Fund	44,144	44,144
Total Short-Term Investment (Cost $44,144)		44,144

Total Value of Securities – 100.29%
(Cost $18,573,253)		16,549,397
Liabilities Net of Receivables and Other Assets (See Notes) – (0.29%)		(48,571)
Net Assets Applicable to 1,787,666 Shares Outstanding – 100.00%		$16,500,826

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $19,066,593
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (2,517,196)
Net unrealized depreciation $(2,517,196)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $16,549,397
Level 2 -
Level 3 -
Total $16,549,397

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire 2020 Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 93.04%
Equity Funds – 41.48%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	28,064	$691,213
Delaware VIP U.S. Growth Series	338,411	2,175,984
Delaware VIP Value Series	110,313	1,638,151
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	28,191	672,375
LVIP Capital Growth Fund	60,226	1,216,498
LVIP Delaware Special Opportunities Fund	30,574	976,987
LVIP MFS Value Fund	157,466	3,416,071
LVIP T. Rowe Price Growth Stock Fund	157,015	2,192,087
LVIP Value Opportunities Fund	114,583	1,039,729
		14,019,095
Fixed Income Funds – 32.94%
**Delaware Group Government Funds – Inflation Protected Bond Fund	914,416	8,961,278
*Delaware VIP Trust – Delaware VIP Diversified Income Series	232,265	2,174,003
		11,135,281
International Equity Funds – 18.62%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	52,282	819,781
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	197,286	1,314,317
LVIP Marsico International Growth Fund	176,748	2,004,147
LVIP Mondrian International Value Fund	129,116	2,154,305
		6,292,550
Total Affiliated Investment Companies (Cost $36,424,198)		31,446,926

Unaffiliated Investment Companies – 6.36%
Equity Fund – 1.90%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	26,400	640,210
		640,210
International Fixed Income Fund – 4.46%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	90,114	1,508,502
		1,508,502
Total Unaffiliated Investment Companies (Cost $2,293,786)		2,148,712

Short-Term Investment – 0.10%
Money Market Instrument – 0.10%
Dreyfus Cash Management Fund	34,704	34,704
Total Short-Term Investment (Cost $34,704)		34,704

Total Value of Securities – 99.50%
(Cost $38,752,688)		33,630,342
Receivables and Other Assets Net of Liabilities (See Notes) – 0.50%		167,326
Net Assets Applicable to 3,791,787 Shares Outstanding – 100.00%		$33,797,668

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $39,636,727
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (6,006,385)
Net unrealized depreciation $(6,006,385)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008
Securities
Level 1 $33,630,342
Level 2 -
Level 3 -
Total $33,630,342

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire 2030 Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 92.89%
Equity Funds – 48.10%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	20,466	$504,081
Delaware VIP U.S. Growth Series	318,910	2,050,590
Delaware VIP Value Series	96,268	1,429,585
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	20,508	489,139
LVIP Capital Growth Fund	55,412	1,119,267
LVIP Delaware Special Opportunities Fund	14,875	475,329
LVIP MFS Value Fund	125,846	2,730,095
LVIP T. Rowe Price Growth Stock Fund	147,798	2,063,405
LVIP Value Opportunities Fund	83,029	753,405
		11,614,896
Fixed Income Funds – 22.08%
**Delaware Group Government Funds – Inflation Protected Bond Fund	410,873	4,026,558
*Delaware VIP Trust – Delaware VIP Diversified Income Series	139,391	1,304,699
		5,331,257
International Equity Funds – 22.71%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	65,091	1,020,628
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	108,223	720,983
LVIP Marsico International Growth Fund	149,627	1,696,616
LVIP Mondrian International Value Fund	94,791	1,581,584
LVIP Templeton Growth Fund	19,159	463,604
		5,483,415
Total Affiliated Investment Companies (Cost $26,493,684)		22,429,568

Unaffiliated Investment Companies – 6.43%
Equity Fund – 1.94%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	19,268	467,258
		467,258
International Fixed Income Fund – 4.49%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	64,819	1,085,066
		1,085,066
Total Unaffiliated Investment Companies (Cost $1,655,500)		1,552,324

Short-Term Investment – 0.19%
Money Market Instrument – 0.19%
Dreyfus Cash Management Fund	45,508	45,508
Total Short-Term Investment (Cost $45,508)		45,508

Total Value of Securities – 99.51%
(Cost $28,194,692)		24,027,400
Receivables and Other Assets Net of Liabilities (See Notes) – 0.49%		117,254
Net Assets Applicable to 2,752,277 Shares Outstanding – 100.00%		$24,144,654

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $28,446,428
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (4,419,028)
Net unrealized depreciation $(4,419,028)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $24,027,400
Level 2 -
Level 3 -
Total $24,027,400

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Wilshire 2040 Profile Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 92.56%
Equity Funds – 53.72%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	11,814	$290,973
Delaware VIP U.S. Growth Series	202,564	1,302,487
Delaware VIP Value Series	64,462	957,257
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	11,742	280,047
LVIP Capital Growth Fund	31,670	639,695
LVIP Delaware Special Opportunities Fund	12,780	408,396
LVIP MFS Value Fund	78,784	1,709,135
LVIP T. Rowe Price Growth Stock Fund	94,044	1,312,953
LVIP Value Opportunities Fund	31,690	287,555
		7,188,498
Fixed Income Fund – 6.94%
**Delaware Group Government Funds – Inflation Protected Bond Fund	94,735	928,400
		928,400
International Equity Funds – 31.90%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	37,044	580,853
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	41,285	275,039
LVIP Marsico International Growth Fund	117,260	1,329,611
LVIP Mondrian International Value Fund	92,996	1,551,642
LVIP Templeton Growth Fund	21,930	530,661
		4,267,806
Total Affiliated Investment Companies (Cost $15,054,773)		12,384,704
Unaffiliated Investment Companies – 7.50%
Equity Fund – 4.00%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	22,047	534,644
		534,644
International Fixed Income Fund – 3.50%
**Franklin Templeton Variable Insurance Products Trust – Global Income Securities Fund	28,002	468,751
		468,751
Total Unaffiliated Investment Companies (Cost $1,128,683)		1,003,395

Short-Term Investment – 0.13%
Money Market Instrument – 0.13%
Dreyfus Cash Management Fund	17,273	17,273
Total Short-Term Investment (Cost $17,273)		17,273

Total Value of Securities – 100.19%
(Cost $16,200,729)		13,405,372
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(25,197)
Net Assets Applicable to 1,610,966 Shares Outstanding – 100.00%		$13,380,175

*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $16,398,951
Aggregate unrealized appreciation -
Aggregate unrealized depreciation (2,993,579)
Net unrealized depreciation $(2,993,579)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $13,405,372
Level 2 -
Level 3 -
Total $13,405,372

There were no Level 3 securities at the beginning or end of the period.

Schedule of Investments (Unaudited)
LVIP Cohen & Steers Global Real Estate Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.66%∆
Australia – 7.90%
±Dexus Property Group	1,434,142	$1,686,974
±Goodman Group	260,072	524,804
±Macquarie CountryWide Trust	711,476	561,754
±Mirvac Group	483,848	986,238
±Stockland	220,914	991,746
±Westfield Group	687,365	9,415,481
		14,166,997
Canada – 2.96%
Boardwalk Real Estate Investment Trust	51,629	1,731,801
Brookfield Properties	79,383	1,257,427
Canada Real Estate Investment Trust	70,467	1,876,383
Primaris Retail Real Estate Investment Trust	29,097	446,447
		5,312,058
France – 6.14%
±Icade	16,015	1,297,226
±Klepierre	2,850	111,527
±Mercialys	33,614	1,429,065
±Societe Immobiliere de Location pour I'Industrie et le Commerce	4,943	611,161
±Unibail-Rodamco	37,366	7,558,930
		11,007,909
Hong Kong – 8.40%
±Great Eagle Holdings	653,561	1,453,511
±Hang Lung Properties	44,000	103,580
±Henderson Land Development	291,038	1,297,413
±Hongkong Land Holdings	1,124,000	3,367,288
±Hysan Development	709,707	1,847,475
±Kerry Properties	103,757	336,292
±Link REIT	418,283	869,536
±New World China Land	918,686	215,057
±Sun Hung Kai Properties	540,229	5,567,083
		15,057,235
Italy – 0.23%
±Beni Stabili	443,739	409,993
		409,993
Japan – 11.75%
±Aeon Mall	47,000	1,400,869
±Japan Real Estate Investment	95	766,625
±Kenedix Realty Investment	208	774,218
±Mitsubishi Estate	603,000	11,882,755
±Mitsui Fudosan	212,600	4,108,038
±Nomura Real Estate Office Fund	128	874,719
±NTT Urban Development	1,038	1,262,266
		21,069,490
Netherlands – 2.16%
±Corio	45,753	3,250,074
±Eurocommercial Properties	14,413	627,411
		3,877,485
Singapore – 0.87%
±CapitaCommerical Trust	320,000	297,546
±CapitaLand	400,000	871,913
±Suntec Real Estate Investment Trust	469,000	383,450
		1,552,909
Sweden – 0.72%
±Castellum	147,032	1,292,451
		1,292,451
United Kingdom – 9.96%
±Big Yellow Group	33,668	197,714
±British Land	186,736	2,513,534
±Brixton	83,545	314,198
±Derwent London	55,798	1,049,070
±Great Portland Estates	411,018	2,483,413
±Hammerson	162,119	2,849,069
±Land Securities Group	310,304	7,002,190
±Liberty International	26,193	452,647
±Safestore Holdings	153,375	354,497
±Segro	86,275	650,034
		17,866,366
United States – 44.57%
Acadia Realty Trust	76,575	1,935,816
American Campus Communities	44,269	1,499,834
AvalonBay Communities	23,299	2,293,088
Boston Properties	30,734	2,878,546
Brandywine Realty Trust	34,275	549,428
BRE Properties	29,649	1,452,801
Douglas Emmett	51,882	1,196,918
Dupont Fabros Technology	69,162	1,054,721
EastGroup Properties	31,277	1,518,186
Equity Lifestyle Properties	36,439	1,932,360
Equity Residential	106,822	4,743,965
Federal Realty Investment Trust	49,222	4,213,403
General Growth Properties	11,615	175,387
Health Care REIT	15,462	823,042
Host Hotels & Resorts	263,497	3,501,875
Liberty Property Trust	98,554	3,710,558
Macerich	74,858	4,764,712
Mack-Cali Realty	66,798	2,262,448
Omega Healthcare Investors	75,865	1,491,506
Plum Creek Timber	23,945	1,193,898
ProLogis	11,568	477,411
PS Business Parks	26,672	1,536,307
Public Storage	65,522	6,487,333
Regency Centers	45,449	3,030,994
Simon Property Group	96,104	9,322,088
SL Green Realty	14,508	940,118
Starwood Hotels & Resorts Worldwide	58,289	1,640,252
Taubman Centers	45,533	2,276,650
UDR	57,406	1,501,167
Ventas	49,304	2,436,604
Vornado Realty Trust	66,609	6,058,089
Weingarten Realty Investors	29,160	1,040,137
		79,939,642
Total Common Stock (Cost $194,364,462)		171,552,535

Short-Term Investment – 2.72%
Money Market Instrument – 2.72%
Dreyfus Cash Management Fund	4,880,633	4,880,633
Total Short-Term Investment (Cost $4,880,633)		4,880,633
Total Value of Securities – 98.38%
(Cost $199,245,095)		176,433,168
Receivables and Other Assets Net of Liabilities (See Notes) – 1.62%		2,906,857
Net Assets Applicable to 26,950,375 Shares Outstanding – 100.00%		$179,340,025

∆Securities have been classified by country of origin.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair valued securities was $86,300,835, which represented 48.12% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SGD – Singapore Dollar
USD – United States Dollar
REIT – Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at September 30, 2008:
Foreign Currency Exchange Contracts[1]
				Unrealized
			Settlement	Appreciation
Contracts to Receive (Deliver)		In Exchange For	Date	(Depreciation)
AUD (315,838)	USD	253,365	10/1/08	$3,774
AUD 120,698	USD	(98,586)	10/1/08	(3,205)
GBP (313,805)	USD	564,566	10/1/08	6,716
EUR 65,925	USD	(96,013)	10/1/08	(3,220)
JPY 41,093,327	USD	(394,559)	10/1/08	(8,162)
SGD (69,979)	USD	48,806	10/2/08	103
				($3,994)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s  (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 3 in “Notes.”
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value prcicing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semiannually.  Distributions from net realized gains, if any, are distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $208,808,034
Aggregate unrealized appreciation 4,520,568
Aggregate unrealized depreciation (36,895,434)
Net unrealized depreciation $(32,374,866)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $82,035 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2015.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $ 90,132,333
Level 2 86,300,835
Level 3 -
Total 176,433,168

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Schedule of Investments (Unaudited)
LVIP Baron Growth Opportunities Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.99%
Air Freight & Logistics – 0.51%
UTi Worldwide	91,810	$1,562,606
		1,562,606
Auto Components – 1.67%
†LKQ	300,000	5,091,000
		5,091,000
Building Products – 0.42%
Apogee Enterprises	85,000	1,277,550
		1,277,550
Capital Markets – 4.85%
Cohen & Steers	152,860	4,330,524
Eaton Vance	73,000	2,571,790
GAMCO Investors	36,700	2,176,310
Jefferies Group	254,800	5,707,520
		14,786,144
Commercial Banks – 2.26%
City National	60,000	3,258,000
Glacier Bancorp	60,200	1,491,154
†SVB Financial Group	36,900	2,137,248
		6,886,402
Commercial Services & Supplies – 4.26%
†Copart	73,500	2,793,000
†CoStar Group	81,500	3,699,285
†Covanta Holding	25,000	598,500
Energysolutions	209,000	2,090,000
†IHS Class A	11,300	538,332
Ritchie Bros Auctioneers	140,000	3,270,400
		12,989,517
Construction & Engineering – 1.12%
†AECOM Technology	140,000	3,421,600
		3,421,600
Consumer Finance – 0.74%
†RiskMetrics Group	115,000	2,250,550
		2,250,550
Diversified Consumer Services – 7.26%
DeVry	210,000	10,403,400
Sotheby's	140,000	2,808,400
†Steiner Leisure	38,000	1,306,440
Strayer Education	38,000	7,609,880
		22,128,120
Diversified Financial Services – 1.82%
†FCStone Group	108,300	1,948,317
†MSCI	150,000	3,600,000
		5,548,317
Electric Utilities – 1.48%
ITC Holdings	86,920	4,499,848
		4,499,848
Electronic Equipment & Instruments – 0.98%
†HLTH	246,500	2,817,495
†SunPower Class A	2,200	156,046
		2,973,541
Energy Equipment & Services – 7.35%
†Core Laboratories	35,000	3,546,200
†FMC Technologies	194,800	9,067,940
Helmerich & Payne	118,000	5,096,420
†SEACOR Holdings	50,800	4,010,660
†TETRA Technologies	50,000	692,500
		22,413,720
Food Products – 3.11%
†Peet's Coffee & Tea	122,600	3,422,992
†Ralcorp Holdings	90,000	6,066,900
		9,489,892
Gas Utilities – 0.92%
Southern Union	136,100	2,810,465
		2,810,465
Health Care Equipment & Supplies – 3.79%
†Edwards Lifesciences	153,000	8,837,280
†Gen-Probe	51,100	2,710,855
		11,548,135
Health Care Providers & Services – 4.90%
†AMERIGROUP	218,400	5,512,416
†Community Health Systems	142,100	4,164,951
†PSS World Medical	77,500	1,511,250
†Skilled Healthcare Group	50,519	802,747
†VCA Antech	100,000	2,947,000
		14,938,364
Hotels, Restaurants & Leisure – 11.29%
†California Pizza Kitchen	70,000	900,900
†Cheesecake Factory	152,200	2,225,164
Choice Hotels International	150,000	4,065,000
†Gaylord Entertainment	51,200	1,503,744
†Panera Bread Class A	70,000	3,563,000
†Penn National Gaming	125,000	3,321,250
†Scientific Games	52,860	1,216,837
†Sonic	200,000	2,914,000
†Vail Resorts	150,000	5,242,500
†Wynn Resorts	115,900	9,462,077
		34,414,472
Household Durables – 0.61%
Brookfield Homes	8,000	114,880
Harman International Industries	50,999	1,737,536
		1,852,416
Household Products – 0.87%
Church & Dwight	42,600	2,645,034
		2,645,034
Insurance – 1.92%
†Arch Capital Group	80,000	5,842,400
		5,842,400
Internet & Catalog Retail – 1.62%
†Blue Nile	115,000	4,930,050
		4,930,050
Internet Software & Services – 2.11%
†Bankrate	45,000	1,750,950
†Equinix	61,550	4,275,263
†TechTarget	60,000	420,000
		6,446,213
IT Services – 0.93%
†Gartner Group	125,000	2,835,000
		2,835,000
Leisure Equipment & Products – 0.69%
†Marvel Entertainment	62,000	2,116,680
		2,116,680
Life Sciences Tools & Services – 1.58%
†Charles River Laboratories International	86,500	4,803,345
		4,803,345
Machinery – 1.64%
American Railcar Industries	145,700	2,337,028
†John Bean Technologies	42,076	532,682
Kaydon	47,000	2,117,820
		4,987,530
Marine – 0.36%
Seaspan	60,000	1,085,400
		1,085,400
Media – 0.07%
National CineMedia	20,000	221,000
		221,000
Oil, Gas & Consumable Fuels – 4.49%
†Carrizo Oil & Gas	36,000	1,305,720
†Delta Petroleum	20,000	271,600
†Encore Acquisition	204,100	8,527,298
†Whiting Petroleum	50,400	3,591,504
		13,696,122
Real Estate Investment Trusts – 2.56%
Acadia Realty Trust	71,300	1,802,464
†Alexander's	12,700	5,080,000
Douglas Emmett	39,500	911,265
		7,793,729
Real Estate Management & Development – 1.99%
†CB Richard Ellis Group Class A	272,600	3,644,662
St. Joe	62,000	2,423,580
		6,068,242
Road & Rail – 3.33%
†Genesee & Wyoming Class A	200,000	7,504,000
Landstar System	60,000	2,643,600
		10,147,600
Software – 0.90%
FactSet Research Systems	52,400	2,737,900
		2,737,900
Specialty Retail – 6.07%
†CarMax	325,900	4,562,600
†Dick's Sporting Goods	244,600	4,789,268
†J. Crew Group	142,800	4,079,796
Penske Auto Group	240,000	2,752,800
†Tractor Supply	55,000	2,312,750
		18,497,214
Textiles, Apparel & Luxury Goods – 3.61%
Polo Ralph Lauren	70,000	4,664,800
†Under Armour Class A	200,102	6,355,240
		11,020,040
Trading Company & Distributors – 1.59%
MSC Industrial Direct Class A	105,405	4,856,008
		4,856,008
Transportation Infrastructure – 0.28%
Macquarie Infrastructure	65,000	858,650
		858,650
Wireless Telecommunication Services – 0.04%
†SBA Communications Class A	5,120	132,454
		132,454
Total Common Stock (Cost $224,335,971)		292,603,270
Short-Term Investment – 4.09%
Money Market Instrument – 4.09%
Dreyfus Cash Management Fund	12,474,774	12,474,774
Total Short-Term Investment (Cost $12,474,774)		12,474,774

Total Value of Securities – 100.08%
(Cost $236,810,745)		305,078,044
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(256,115)
Net Assets Applicable to 12,821,979 Shares Outstanding – 100.00%		$304,821,929

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Baron Growth Opportunities Fund ( Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex‑dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $236,862,927
Aggregate unrealized appreciation 90,090,393
Aggregate unrealized depreciation (21,875,276)
Net unrealized appreciation $68,215,117

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety  is assigned a level based on the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $305,078,044
Level 2 -
Level 3 -
Total $305,078,044
There were no Level 3 securities at the beginning or end of the period

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Turner Mid-Cap Growth Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.14%
Automobiles – 1.20%
Harley-Davidson	8,940	$333,462
		333,462
Biotechnology – 2.52%
Alexion Pharmaceuticals	6,740	264,882
†Myriad Genetics	2,290	148,575
United Therapeutics	2,700	283,959
		697,416
Capital Markets – 4.13%
†Lazard Class A	4,040	172,750
Northern Trust	6,320	456,304
T. Rowe Price Group	9,600	515,616
		1,144,670
Chemicals – 2.67%
Airgas	6,460	320,739
Ecolab	4,290	208,151
Sigma-Aldrich	4,050	212,301
		741,191
Commercial Services & Supplies – 5.62%
Clean Harbors	3,380	228,319
†Covanta Holding	11,150	266,931
†FTI Consulting	6,480	468,115
Robert Half International	11,480	284,130
†Stericycle	5,280	311,045
		1,558,540
Communications Equipment – 3.72%
†F5 Networks	15,470	361,689
†Juniper Networks	22,460	473,232
†Polycom	8,560	197,993
		1,032,914
Construction & Engineering – 2.62%
Fluor	7,100	395,470
†Quanta Services	12,220	330,062
		725,532
Containers & Packaging – 1.77%
†Pactiv	11,740	291,505
Temple-Inland	13,090	199,753
		491,258
Diversified Consumer Services – 0.43%
†Apollo Group Class A	1,990	118,007
		118,007
Electric Utilities – 1.08%
PPL	8,070	298,751
		298,751
Electrical Equipment – 1.22%
AMETEK	8,305	338,595
		338,595
Electronic Equipment & Instruments – 1.43%
†Sunpower	5,600	397,208
		397,208
Energy Equipment & Services – 4.61%
†Cameron International	9,640	371,526
Diamond Offshore Drilling	2,510	258,681
†Dresser-Rand Group	7,730	243,263
†Smith International	6,930	406,375
		1,279,845
Food Products – 0.87%
McCormick & Co.	6,240	239,928
		239,928
Gas Utilities – 0.66%
Questar	4,460	182,503
		182,503
Health Care Equipment & Supplies – 2.99%
Beckman Coulter	2,640	187,414
DENTSPLY International	7,090	266,159
Intuitive Surgical	1,560	375,928
		829,501
Health Care Providers & Services – 3.27%
†Express Scripts	8,710	642,972
†Schein (Henry)	4,880	262,739
		905,711
Hotels, Restaurants & Leisure – 3.51%
†MGM MIRAGE	5,690	162,165
†WMS Industries	13,735	419,879
†Wynn Resorts	4,810	392,688
		974,732
Household Durables – 1.67%
Pulte Homes	16,790	234,557
†Toll Brothers	9,110	229,845
		464,402
Household Products – 0.96%
Clorox	4,250	266,433
		266,433
Insurance – 1.38%
Aon	8,530	383,509
		383,509
Internet & Catalog Retail – 1.24%
†VistaPrint	10,450	343,178
		343,178
Internet Software & Services – 2.07%
†Baidu.com ADR	980	243,265
†Omniture	18,050	331,398
		574,663
IT Services – 1.58%
†Fiserv	9,250	437,710
		437,710
Life Sciences Tools & Services – 3.39%
†Charles River Laboratories International	4,130	229,339
Covance	4,360	385,467
Illumina	8,020	325,051
		939,857
Machinery – 4.33%
†AGCO	4,790	204,102
Cummins	7,930	346,699
Esco Technologies	1,370	65,993
†Flowserve	2,640	234,353
Pentair	3,400	117,538
†SPX	3,020	232,540
		1,201,225
Media – 0.74%
†Cablevision Systems Class A	8,150	205,054
		205,054
Multiline Retail – 2.56%
†Big Lots	6,590	183,400
†Kohl's	11,410	525,773
		709,173
Oil, Gas & Consumable Fuels – 5.30%
†Alpha Natural Resources	2,660	136,804
Consol Energy	5,400	247,806
Continental Resources	5,140	201,642
†Range Resources	6,090	261,078
†Southwestern Energy	8,940	273,028
Sunoco	6,430	228,779
Walter Industries	2,570	121,947
		1,471,084
Personal Products – 2.23%
Alberto-Culver	9,610	261,776
Estee Lauder Companies Class A	7,150	356,857
		618,633
Pharmaceuticals – 0.88%
Allergan	4,760	245,140
		245,140
Real Estate Investment Trusts – 1.14%
Public Storage	3,200	316,832
		316,832
Road & Rail – 1.59%
Hunt (J.B.) Transport	7,110	237,260
Kansas City Southern	4,560	202,282
		439,542
Semiconductors & Semiconductor Equipment – 8.23%
†Altera	23,660	489,289
Atheros Communications	16,010	377,516
†Broadcom Class A	16,040	298,825
†Cavium Networks	10,830	152,486
†Lam Research	9,480	298,525
†PMC-Sierra	48,550	360,241
†Varian Semiconductor Equipment Associates	12,157	305,384
		2,282,266
Software – 5.27%
Activision	25,980	400,871
Concur Technologies	3,100	118,606
†McAfee	17,940	609,243
†salesforce.com	6,900	333,960
		1,462,680
Specialty Retail – 5.73%
Gamestop	6,350	217,234
Guess	12,290	427,569
Sherwin-Williams	4,830	276,083
†Staples	15,470	348,075
†Urban Outfitters	10,020	319,337
		1,588,298
Textiles, Apparel & Luxury Goods – 2.04%
Deckers Outdoor	2,270	236,261
†Lululemon Athletica	6,730	154,992
†Warnaco Group	3,840	173,914
		565,167
Thrift & Mortgage Finance – 1.37%
Hudson City Bancorp	20,660	381,177
		381,177
Wireless Telecommunication Services – 1.12%
†NII Holdings	8,220	311,702
		311,702
Total Common Stock (Cost $31,054,684)		27,497,489

Short-Term Investment – 1.41%
Money Market Instrument – 1.41%
Dreyfus Cash Management Fund	391,845	391,845
Total Short-Term Investment (Cost $391,845)		391,845

Total Value of Securities – 100.55%
(Cost $31,446,529)		27,889,334
Liabilities Net of Receivables and Other Assets (See Notes) – (0.55%)		(152,421)
Net Assets Applicable to 3,291,262 Shares Outstanding – 100.00%		$ 27,736,913

†Non-income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Turner Mid-Cap Growth Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exhcnages among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 31,670,899
Aggregate unrealized appreciation 526,486
Aggregate unrealized depreciation (4,308,051)
Net unrealized depreciation $ (3,781,565)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $ 27,889,334

Level 3 -
Total $ 27,889,334

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP T. Rowe Price Growth Stock Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.72%
Aerospace & Defense – 0.51%
General Dynamics	16,100	$1,185,282
		1,185,282
Air Freight & Logistics – 0.45%
Expeditors International of Washington	30,400	1,059,136
		1,059,136
Beverages – 2.29%
Coca Cola	36,200	1,914,256
PepsiCo	48,120	3,429,512
		5,343,768
Biotechnology – 4.50%
†Amgen	6,400	379,328
†Celgene	20,500	1,297,240
†Genentech	45,200	4,008,336
†Gilead Sciences	105,400	4,804,132
		10,489,036
Capital Markets – 2.95%
BlackRock	4,200	816,900
Franklin Resources	18,900	1,665,657
Goldman Sachs Group	13,750	1,760,000
Northern Trust	13,700	989,140
State Street	28,700	1,632,456
		6,864,153
Chemicals – 3.26%
Monsanto	40,000	3,959,200
Potash Corp. of Saskatchewan	7,500	990,075
Praxair	36,800	2,640,032
		7,589,307
Communications Equipment – 3.83%
†Cisco Systems	139,400	3,144,864
†Juniper Networks	70,900	1,493,863
QUALCOMM	88,200	3,789,954
†Research in Motion	7,200	491,760
		8,920,441
Computers & Peripherals – 3.52%
†Apple	55,500	6,308,130
†Dell	63,510	1,046,645
†EMC	71,800	858,728
		8,213,503
Construction & Engineering – 0.30%
†Foster Wheeler	19,100	689,701
		689,701
Consumer Finance – 0.34%
†Redecard	64,000	797,392
		797,392
Diversified Financial Services – 1.07%
†BM & FBovespa	234,246	1,031,953
Moody's	42,900	1,458,600
		2,490,553
Diversified Telecommunications Services – 0.58%
†Leap Wireless International	35,600	1,356,360
		1,356,360
Electronic Equipment & Instruments – 0.11%
Hon Hai Precision GDR	36,397	251,449
		251,449
Energy Equipment & Services – 5.60%
Baker Hughes	34,830	2,108,608
†Cameron International	32,700	1,260,258
Schlumberger	91,100	7,113,999
Smith International	43,900	2,574,296
		13,057,161
Food & Staples Retailing – 2.46%
Costco Wholesale	40,900	2,655,637
CVS Caremark	49,617	1,670,108
Sysco	45,920	1,415,714
		5,741,459
Food Products – 1.10%
±Groupe Danone	19,908	1,411,862
±Nestle	26,690	1,153,476
		2,565,338
Health Care Equipment & Supplies – 7.61%
Alcon	13,000	2,099,630
Baxter International	24,500	1,607,935
Becton, Dickinson	25,300	2,030,578
Covidien	48,825	2,624,832
Dentsply International	18,000	675,720
†Intuitive Surgical	3,200	771,136
Medtronic	80,100	4,013,010
†St. Jude Medical	38,400	1,670,016
Stryker	35,800	2,230,340
		17,723,197
Health Care Providers & Services – 7.70%
Aetna	82,200	2,968,242
Cigna	57,500	1,953,850
†Express Scripts Class A	33,300	2,458,206
†Humana	31,100	1,281,320
McKesson	27,400	1,474,394
†Medco Health Solutions	93,500	4,207,500
†WellPoint	76,760	3,590,065
		17,933,577
Hotels, Restaurants & Leisure – 2.37%
International Game Technolog	59,900	1,029,082
†Las Vegas Sands	36,100	1,303,571
Yum Brands	97,800	3,189,258
		5,521,911
Household Durables – 0.56%
†Dolby Laboratories Class A	37,400	1,316,106
		1,316,106
Household Products – 1.39%
Procter & Gamble	46,407	3,234,104
		3,234,104
Independent Power Producers & Energy Traders – 0.51%
†AES	101,700	1,188,873
		1,188,873
Industrial Conglomerates – 0.26%
†McDermott International	23,600	602,980
		602,980
Insurance – 0.74%
Assurant	31,300	1,721,500
		1,721,500
Internet & Catalog Retail – 2.93%
†Amazon.com	72,300	5,260,548
†Expedia	68,223	1,030,850
†priceline.com	7,900	540,597
		6,831,995
Internet Software & Services – 5.22%
†Google Class A	19,800	7,930,296
±Tencent Holdings	212,400	1,552,545
†VeriSign	103,000	2,686,240
		12,169,081
IT Services – 4.73%
Accenture Class A	87,850	3,338,300
Automatic Data Processing	73,400	3,137,850
†Fiserv	23,700	1,121,484
Mastercard Class A	3,900	691,587
†Visa Class A	7,700	472,703
Western Union	91,600	2,259,772
		11,021,696
Machinery – 4.15%
Danaher	104,920	7,281,448
Deere & Co.	35,100	1,737,450
Joy Global	14,500	654,530
		9,673,428
Media – 2.90%
McGraw-Hill Companies	146,600	4,634,026
±Naspers	28,600	564,752
Shaw Communications Class B	77,000	1,565,410
		6,764,188
Metals & Mining – 1.73%
±BHP Billiton	67,859	1,755,554
Freeport-McMoRan Copper & Gold Class B	19,400	1,102,890
Kinross Gold	73,100	1,178,372
		4,036,816
Multiline Retail – 0.18%
Lojas Renner	35,500	414,123
		414,123
Oil, Gas & Consumable Fuels – 4.90%
Chevron	16,000	1,319,680
EOG Resources	21,100	1,887,606
Exxon Mobil	47,000	3,650,020
Petroleo Brasiliero ADR	70,000	2,619,400
Suncor Energy	14,400	608,688
±Total	21,786	1,323,263
		11,408,657
Pharmaceuticals – 2.60%
Allergan	46,900	2,415,350
†Elan ADR	86,800	926,156
Wyeth	73,800	2,726,172
		6,067,678
Road & Rail – 0.70%
Union Pacific	22,900	1,629,564
		1,629,564
Semiconductors & Semiconductor Equipment – 1.24%
Intel	59,200	1,108,816
†Marvell Technology Group	190,400	1,770,720
		2,879,536
Software – 5.82%
†Autodesk	54,700	1,835,185
†Electronics Arts	37,700	1,394,523
†McAfee	34,000	1,154,640
Microsoft	222,865	5,948,267
±Nintendo	6,000	2,545,161
†salesforce.com	14,200	687,280
		13,565,056
Textiles, Apparel & Luxury Goods – 0.67%
NIKE Class B	23,300	1,558,770
		1,558,770
Wireless Telecommunication Services – 4.94%
America Movil ADR	24,400	1,131,184
†American Tower Class A	92,200	3,316,434
†Crown Castle International	148,000	4,287,560
†MetroPCS Communications	64,700	905,153
Mobile Telesystems ADR	20,600	1,153,806
Vimpel-Communications ADR	35,300	716,590
		11,510,727
Total Common Stock (Cost $264,520,011)		225,387,602

Short-Term Investment – 3.21%
Money Market Instrument – 3.21%
Dreyfus Cash Management Fund	7,482,650	7,482,650
Total Short-Term Investment (Cost $7,482,650)		7,482,650

Total Value of Securities - 99.93%
(Cost $272,002,661)		232,870,252
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		152,269
Net Assets Applicable to 16,692,877 Shares Outstanding – 100.00%		$233,022,521

†Non income producing security.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $10,306,613, which represented 4.42% of the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 272,160,857
Aggregate unrealized appreciation 4,340,665
Aggregate unrealized depreciation (43,631,270)
Net unrealized depreciation $ (39,290,605)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $ 222,563,639
Level 2 10,306,613
Level 3 -
Total $232,870,252

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of September 30, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP Capital Growth Fund
September 30,2008

	Number of	Value
	Shares	(U.S.$)
Common Stock - 95.56%
Aerospace & Defense - 7.42%
General Dynamics	6,170	$ 454,235
Honeywell International	57,070	2,371,259
Lockheed Martin	53,610	5,879,408
Precision Castparts	32,270	2,542,231
Raytheon	78,960	4,225,150
		15,472,283
Beverages - 0.85%
PepsiCo	25,000	1,781,750
		1,781,750
Biotechnology - 3.53%
†Celgene	40,650	2,572,332
†Genentech	33,610	2,980,535
†Genzyme	22,300	1,803,847
		7,356,714
Capital Markets - 1.34%
Goldman Sachs Group	21,730	2,781,440
		2,781,440
Chemicals - 1.44%
Monsanto	30,250	2,994,145
		2,994,145
Communications equipment - 5.36%
†Cisco Systems	207,220	4,674,883
Nokia ADR	47,400	884,010
QUALCOMM	96,500	4,146,605
†Research in Motion	21,370	1,459,571
		11,165,069
Computers & Peripherals - 5.22%
†Apple	29,870	3,395,024
Hewlett Packard	96,180	4,447,363
International Business Machines	19,300	2,257,328
†NetApp	42,390	772,770
		10,872,485
Construction & Engineering - 1.18%
Fluor	24,650	1,373,005
†Foster Wheeler	30,360	1,096,300
		2,469,305
Diversified Consumer Services - 1.16%
†Apollo Group Class A	40,750	2,416,475
		2,416,475
Diversified Financial Services - 0.17%
Moody's	10,600	360,400
		360,400
Electric Utilities - 0.44%
Exelon	14,790	926,150
		926,150
Electrical Equipment - 2.19%
ABB ADR	115,910	2,248,654
±Gamesa Corp. Technologica	14,651	501,883
±†Vestas Wind Systems	20,855	1,820,017
		4,570,554
Energy Equipment & Services - 3.63%
Halliburton	96,820	3,136,000
Transocean	40,404	4,437,975
		7,573,975
Food & Staples Retailing - 1.20%
Supervalu	115,580	2,508,086
		2,508,086
Food Products - 1.76%
±Nestle	85,040	3,675,220
		3,675,220
Health Care Equipment & Supplies - 3.96%
Covidien	80,080	4,305,101
Medtronic	46,270	2,318,127
†St. Jude Medical	37,260	1,620,437
		8,243,665
Health Care Providers & Services -1.57%
McKesson	60,780	3,270,572
		3,270,572
Industrial Conglomerates - 0.78%
Siemens ADR	17,290	1,623,358
		1,623,358
Insurance - 2.12%
Aon	47,980	2,157,181
Marsh & Mc Lennan	70,910	2,252,101
		4,409,282
Internet Software & Services - 2.72%
†Google Class A	9,400	3,764,888
†VeriSign	73,310	1,911,925
		5,676,813
IT Services - 5.74%
Accenture Class A	67,670	2,571,460
Automatic Data Processing	39,200	1,675,800
Visa Class A	56,870	3,491,249
Western Union	171,360	4,227,452
		11,965,961
Machinery - 1.66%
Cummins	22,460	981,951
Deere & Co.	49,970	2,473,515
		3,455,466
Media - 2.16%
†Focus Media Holding ADR	78,400	2,235,184
†Viacom Class B	91,070	2,262,179
		4,497,363
Metals & Mining - 2.13%
Alcoa	41,000	925,780
Companhia Vale do Rio Doce ADR	57,580	1,102,657
Freeport-McMoRan Copper & Gold Class B	21,720	1,234,782
Steel Dynamics	68,640	1,173,058
		4,436,277
Multiline Retail - 0.69%
†Kohl's	31,160	1,435,853
		1,435,853
Oil, Gas & Consumable Fuels - 7.75%
Arch Coal	33,190	1,091,619
Cameco	58,130	1,296,880
Consol Energy	26,990	1,238,571
EOG Resources	25,290	2,262,443
Hess	30,750	2,523,960
Occidental Petroleum	49,050	3,455,574
Petroleo Brasileiro ADR	55,940	2,458,563
†Ultra Petroleum	33,110	1,832,307
		16,159,917
Pharmaceuticals - 7.37%
Abbott Laboratories	117,130	6,744,345
†Elan ADR	56,600	603,922
Merck	53,030	1,673,627
Teva Pharmaceutical Industries ADR	79,320	3,632,063
Wyeth	73,020	2,697,359
		15,351,316
Road & Rail - 0.60%
Norfolk Southern	18,740	1,240,775
		1,240,775
Semiconductors & Semiconductor Equipment - 2.54%
Altera	180,330	3,729,224
Intel	83,530	1,564,517
		5,293,741
Software - 10.78%
†BMC Software	96,349	2,758,472
†Electronics Arts	71,250	2,635,538
†McAfee	71,140	2,415,914
Microsoft	301,620	8,050,237
±Nintendo	4,170	1,768,887
†Oracle	238,350	4,840,888
		22,469,936
Specialty Retail - 2.77%
Staples	147,240	3,312,900
TJX Companies	80,410	2,454,113
		5,767,013
Textiles, Apparel & Luxury Goods - 2.42%
†Coach	72,290	1,810,142
NIKE Class B	48,410	3,238,629
		5,048,771
Wireless Telecommunication Services - 0.91%
†MetroPCS Communications	135,377	1,893,924
		1,893,924
Total Common Stock (Cost $233,202,509)		199,164,054

Short-Term Investment - 5.71%
Money Market Instrument - 5.71%
Dreyfus Cash Management Fund	11,908,019	11,908,019
Total Short-Term Investment (Cost $11,908,019)		11,908,019

Total Value of Securities - 101.27%
(Cost $245,110,528)		211,072,073
Liabilities Net of Receivables and Other Assets (See Notes) - (1.27%)		(2,657,235)
Net Asset Applicable to 10,319,712 Shares Outstanding - 100.00%		$208,414,838

†Non-Income Producing Security.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $7,766,007, which represented 3.73% of the Fund’s net assets. See Note 1 in "Notes."

ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $247,079,464
Aggregate unrealized appreciation $ 3,890,151
Aggregate unrealized depreciation (39,897,542)
Net unrealized depreciation $ (36,007,391)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $203,306,066
Level 2 7,766,007
Level 3 -
Total $211,072,073

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP SSgA S&P 500 Index Fund
September 30, 2008

		Number of	Value
		Shares	(U.S. $)
Common Stock – 97.02%
Aerospace & Defense – 2.61%
Boeing		32,318	$1,853,438
General Dynamics		17,294	1,273,184
Goodrich		5,383	223,933
Honeywell International		32,428	1,347,383
L-3 Communications Holdings		5,179	509,199
Lockheed Martin		14,508	1,591,092
Northrop Grumman		14,589	883,218
Precision Castparts		6,760	532,553
Raytheon		18,046	965,641
Rockwell Collins		8,067	387,942
United Technologies		42,304	2,540,779
			12,108,362
Air Freight & Logistics – 1.00%
Expeditors International Washington		10,771	375,262
FedEx		13,440	1,062,298
Robinson (C.H.) Worldwide		8,325	424,242
United Parcel Service Class B		44,191	2,779,171
			4,640,973
Airlines – 0.11%
Southwest Airlines		36,062	523,260
			523,260
Auto Components – 0.20%
†Goodyear Tire & Rubber		9,980	152,794
Johnson Controls		25,555	775,083
			927,877
Automobiles – 0.28%
†Ford Motor		111,047	577,443
General Motors		27,937	264,005
Harley-Davidson		11,793	439,879
			1,281,327
Beverages – 2.74%
Anheuser Busch		31,476	2,042,163
Brown-Forman Class B		3,633	260,886
Coca Cola		87,436	4,623,616
Coca-Cola Enterprises		12,409	208,099
†Constellation Brands Class A		8,650	185,629
Molson Coors Brewing Class B		6,960	325,380
Pepsi Bottling Group		5,284	154,134
PepsiCo		68,880	4,909,077
			12,708,984
Biotechnology – 1.61%
†Amgen		46,405	2,750,425
†Biogen Idec		12,369	622,037
†Celgene		20,801	1,316,287
†Genzyme		11,642	941,721
†Gilead Sciences		40,189	1,831,815
			7,462,285
Building Products – 0.07%
Masco		18,427	330,580
			330,580
Capital Markets – 2.60%
†American Capital Strategies		7,719	196,912
Ameriprise Financial		11,006	420,429
Bank of New York Mellon		50,034	1,630,108
†E*Trade Financial		29,758	83,322
Federated Investors Class B		3,490	100,617
Franklin Resources		6,464	569,672
Goldman Sachs Group		19,005	2,432,640
Janus Capital Group		6,511	158,087
Legg Mason		7,233	275,288
Merrill Lynch		66,899	1,692,545
Morgan Stanley		48,106	1,106,438
Northern Trust		9,517	687,127
Schwab (Charles)		40,293	1,047,618
State Street		18,695	1,063,372
T. Rowe Price Group		11,078	594,999
			12,059,174
Chemicals – 1.99%
Air Products & Chemicals		10,104	692,023
Ashland		2,504	73,217
CF Industries Holdings		2,930	267,978
Dow Chemical		40,213	1,277,969
duPont (E.I.) deNemours		39,363	1,586,329
Eastman Chemical		3,124	172,007
Ecolab		8,639	419,164
Hercules		4,635	91,727
International Flavors & Fragrances		2,972	117,275
Monsanto		24,083	2,383,735
PPG Industries		8,133	474,317
Praxair		13,633	978,031
Rohm & Haas		6,188	433,160
Sigma-Aldrich		5,554	291,141
			9,258,073
Commercial Banks – 2.88%
BB&T		23,678	895,028
Comerica		6,361	208,577
Fifth Third Bancorp		28,837	343,160
First Horizon National		9,365	88,969
Huntington Bancshares		15,546	124,213
KeyCorp		21,044	251,265
M&T Bank		3,821	341,024
Marshall & Ilsley		10,828	218,184
National City		33,829	59,201
PNC Financial Services Group		15,036	1,123,189
Regions Financial		32,733	314,237
Sun Trust Banks		15,162	682,138
U.S. Bancorp		76,386	2,751,424
Wachovia		93,156	326,046
Wells Fargo		145,722	5,468,948
Zions Bancorp		4,521	174,963
			13,370,566
Commercial Services & Supplies – 0.49%
†Allied Waste Industries		13,667	151,840
Avery Dennison		4,873	216,751
Cintas		5,826	167,264
Donnelley (R.R.) & Sons		10,611	260,288
Equifax		5,659	194,953
†Monster Worldwide		5,118	76,309
Pitney Bowes		10,568	351,492
Robert Half International		7,074	175,082
Waste Management		20,974	660,471
			2,254,450
Communications Equipment – 2.53%
†Ciena		3,569	35,976
†Cisco Systems		260,287	5,872,074
Corning		68,356	1,069,088
Harris		6,300	291,060
†JDS Uniphase		8,302	70,235
†Juniper Networks		25,593	539,245
Motorola		97,138	693,565
QUALCOMM		72,063	3,096,547
†Tellabs		17,332	70,368
			11,738,158
Computers & Peripherals – 4.27%
†Apple		38,965	4,428,762
†Dell		75,741	1,248,212
†EMC		89,777	1,073,733
Hewlett-Packard		107,820	4,985,597
International Business Machines		59,711	6,983,798
†Lexmark International Class A		3,434	111,845
†NetApp		17,203	313,611
†QLogic		5,082	78,060
†SanDisk		8,604	168,208
†Sun Microsystems		38,520	292,752
†Teradata		7,432	144,924
			19,829,502
Construction & Engineering – 0.17%
Fluor		8,620	480,134
†Jacobs Engineering Group		5,270	286,214
			766,348
Construction Materials – 0.09%
Vulcan Materials		5,479	408,186
			408,186
Consumer Finance – 0.63%
American Express		50,640	1,794,175
Capital One Financial		16,210	826,710
SLM		23,592	291,125
			2,912,010
Containers & Packaging – 0.12%
Ball		4,386	173,203
Bemis		3,634	94,920
†Pactiv		5,249	130,333
Sealed Air		7,103	156,195
			554,651
Distributors – 0.06%
Genuine Parts		7,044	283,239
			283,239
Diversified Consumer Services – 0.12%
†Apollo Group Class A		4,315	255,880
Block (H &R)		14,056	316,962
			572,842
Diversified Financial Services – 4.94%
Bank of America		201,054	7,036,890
CIT Group		13,324	92,735
Citigroup		239,663	4,915,488
CME Group		2,868	1,065,491
Discover Financial Services		24,090	332,924
†IntercontinentalExchange		3,544	285,930
Invesco		19,200	402,816
JPMorgan Chase		162,425	7,585,247
Leucadia National		8,971	407,642
Moody's		8,708	296,072
NYSE Euronext		13,156	515,452
			22,936,687
Diversified Telecommunications Services – 2.65%
AT&T		259,889	7,256,101
CenturyTel		4,826	176,873
Embarq		6,307	255,749
†Frontier Communications		12,978	149,247
Qwest Communications International		63,657	205,612
Verizon Communications		125,191	4,017,379
Windstream		20,164	220,594
			12,281,555
Electric Utilities – 2.08%
Allegheny Energy		7,153	263,016
American Electric Power		17,151	635,959
Duke Energy		54,643	952,427
Edison International		15,821	631,258
Entergy		8,193	729,259
Exelon		28,716	1,798,197
FirstEnergy		13,181	882,995
FPL Group		17,649	887,745
Pepco Holdings		10,154	232,628
Pinnacle West Capital		5,153	177,315
PPL		18,059	668,544
Progress Energy		12,842	553,875
Southern		33,489	1,262,200
			9,675,418
Electrical Equipment – 0.43%
Cooper Industries Class A		8,772	350,441
Emerson Electric		33,728	1,375,765
Rockwell Automation		7,346	274,300
			2,000,506
Electronic Equipment & Instruments – 0.35%
†Agilent Technologies		17,488	518,694
Amphenol Class A		8,400	337,176
Jabil Circuit		8,931	85,202
Molex		5,545	124,485
Tyco Electronics		20,007	553,394
			1,618,951
Energy Equipment & Services – 2.58%
Baker Hughes		13,224	800,581
BJ Services		12,131	232,066
†Cameron International		10,690	411,993
ENSCO International		7,037	405,542
Halliburton		38,108	1,234,318
†Nabors Industries		13,894	346,238
†National Oilwell Varco		18,015	904,893
Noble		13,083	574,344
Rowan Companies		4,410	134,726
Schlumberger		52,814	4,124,245
Smith International		9,191	538,960
†Transocean		13,933	1,530,401
†Weatherford International		29,298	736,552
			11,974,859
Food & Staples Retailing – 2.79%
Costco Wholesale		18,881	1,225,943
CVS Caremark		62,777	2,113,074
Kroger		28,077	771,556
Safeway		21,496	509,885
Supervalu		8,737	189,593
Sysco		25,891	798,220
Walgreen		43,079	1,333,726
Wal-Mart Stores		98,834	5,919,167
Whole Foods Market		5,221	104,577
			12,965,741
Food Products – 1.68%
Archer-Daniels-Midland		27,422	600,816
Campbell Soup		9,260	357,436
ConAgra Foods		22,681	441,372
†Dean Foods		6,198	144,785
General Mills		14,483	995,272
Heinz (H. J.)		13,316	664,602
Hershey		7,295	288,444
Kellogg		10,671	598,643
Kraft Foods Cl ass A		66,464	2,176,702
McCormick & Co.		5,623	216,204
Sara Lee		34,433	434,889
Tyson Food Class A		11,882	141,871
Wrigley, (Wm) Jr.		9,263	735,482
			7,796,518
Gas Utilities – 0.09%
NICOR		1,919	85,108
Questar		8,654	354,121
			439,229
Health Care Equipment & Supplies – 2.29%
Bard (C.R.)		4,890	463,914
Baxter International		27,364	1,795,899
Becton, Dickinson		10,445	838,316
†Boston Scientific		64,539	791,894
Covidien		21,813	1,172,667
†Hospira		6,864	262,205
†Intuitive Surgical		1,900	457,862
Medtronic		49,433	2,476,594
†St. Jude Medical		16,415	713,888
Stryker		11,561	720,250
†Varian Medical Systems		5,325	304,217
†Zimmer Holdings		9,606	620,163
			10,617,869
Health Care Providers & Services – 1.90%
Aetna		20,210	729,783
AmerisourceBergen		6,910	260,162
Cardinal Health		15,415	759,651
CIGNA		11,470	389,751
†Coventry Health Care		6,448	209,882
†DaVita		5,200	296,452
†Express Scripts		10,552	778,949
†Humana		8,282	341,218
†Laboratory Corp .of America Holdings		5,617	390,382
McKesson		11,792	634,528
†Medco Health Solutions		21,862	983,790
†Patterson Companies		5,476	166,525
Quest Diagnostics		7,866	406,436
†Tenet Healthcare		19,968	110,822
UnitedHealth Group		52,986	1,345,314
†WellPoint		22,070	1,032,214
			8,835,859
Health Care Technology – 0.03%
IMS Health		8,319	157,312
			157,312
Hotels, Restaurants & Leisure – 1.30%
Carnival		18,673	660,091
Darden Restaurants		6,038	172,868
International Game Technology		12,867	221,055
Marriott International Class A		14,734	384,410
McDonald's		49,391	3,047,425
†Starbucks		35,782	532,078
Starwood Hotels & Resorts Worldwide		9,244	260,126
Wyndham Worldwide		6,469	101,628
Yum Brands		20,003	652,298
			6,031,979
Household Durables – 0.78%
Black & Decker		2,577	156,553
Centex		4,400	71,280
Colgate-Palmolive		22,059	1,662,147
D.R. Horton		10,859	141,384
Fortune Brands		6,193	355,230
Harman International Industries		2,420	82,449
KB HOME		3,260	64,157
Leggett & Platt		6,781	147,758
Lennar Class A		5,607	85,170
Newell Rubbermaid		13,794	238,084
Pulte Homes		8,463	118,228
Snap-On		2,437	128,332
Stanley Works		3,309	138,118
Whirlpool		3,182	252,301
			3,641,191
Household Products – 2.34%
Clorox		5,931	371,814
Kimberly-Clark		17,972	1,165,304
Procter & Gamble		133,874	9,329,680
			10,866,798
Independent Power Producers & Energy Traders – 0.15%
†AES		33,156	387,594
Constellation Energy Group		8,791	213,621
†Dynegy		21,560	77,185
			678,400
Industrial Conglomerates – 3.09%
3M		30,549	2,086,802
General Electric		439,065	11,196,157
Textron		12,349	361,579
Tyco International		20,396	714,268
			14,358,806
Insurance – 2.92%
AFLAC		20,691	1,215,596
Allstate		23,458	1,081,883
American International Group		127,296	423,896
Aon		11,822	531,517
Assurant		6,144	337,920
Chubb		15,463	848,919
Cincinnati Financial		7,239	205,877
Genworth Financial		17,994	154,928
Hartford Financial Services Group		12,943	530,534
¤Lincoln National		10,883	465,901
Loews		15,511	612,510
Marsh & McLennan		21,950	697,132
MBIA		8,020	95,438
MetLife		32,326	1,810,256
Principal Financial Group		12,782	555,889
Progressive		33,212	577,889
Prudential Financial		18,580	1,337,760
†Reinsurance Group of America Class B		1	38
Torchmark		4,471	267,366
Travelers Companies		25,624	1,158,205
Unum Group		16,936	425,094
XL Capital Class A		12,377	222,043
			13,556,591
Internet & Catalog Retail – 0.26%
†Amazon.com		14,834	1,079,322
†Expedia		8,129	122,829
			1,202,151
Internet Software & Services – 1.44%
†Akamai Technologies		6,197	108,076
†eBay		47,309	1,058,775
†Google Class A		10,526	4,215,873
†VeriSign		9,759	254,515
†Yahoo		60,086	1,039,488
			6,676,727
IT Services – 0.93%
†Affiliated Computer Services Class A		4,088	206,975
Automatic Data Processing		21,945	938,149
†Cognizant Technology Solutions Class A		12,381	282,658
†Computer Sciences		6,521	262,079
†Convergys		5,433	80,300
Fidelity National Information Services		6,914	127,632
†Fiserv		7,051	333,653
†Lender Processing Services		346	10,560
MasterCard Class A		3,500	620,655
Paychex		15,854	523,658
Total System Services		7,943	130,265
†Unisys		13,254	36,449
Western Union		31,282	771,727
			4,324,760
Leisure Equipment & Products – 0.17%
Eastman Kodak		15,489	238,221
Hasbro		5,677	197,105
Mattel		18,408	332,081
			767,407
Life Sciences Tools & Services – 0.38%
†Applied Biosystems		7,153	244,990
†Millipore		2,153	148,126
PerkinElmer		4,741	118,383
†Thermo Fisher Scientific		18,085	994,675
†Waters		4,259	247,789
			1,753,963
Machinery – 1.65%
Caterpillar		26,586	1,584,527
Cummins		9,952	435,101
Danaher		10,936	758,958
Deere & Co.		18,490	915,255
Dover		9,420	381,981
Eaton		8,117	456,013
Illinois Tool Works		17,204	764,718
Ingersoll-Rand Class A		15,620	486,875
ITT		8,877	493,650
Manitowoc		4,898	76,164
PACCAR		15,448	589,959
Pall		4,806	165,278
Parker Hannifin		8,329	441,437
†Terex		4,219	128,764
			7,678,680
Media – 2.53%
CBS Class B		33,459	487,832
Comcast Class A		127,968	2,512,012
†DIRECTV Group		24,654	645,195
Disney (Walt)		82,243	2,524,037
Gannett		8,871	150,009
†Interpublic Group		18,376	142,414
McGraw-Hill Companies		15,701	496,309
Meredith		1,171	32,835
New York Times Class A		5,226	74,680
News Class A		99,732	1,195,787
Omnicom Group		13,479	519,750
†Scripps (E.W.) Class A		3,356	121,856
Time Warner		156,776	2,055,333
†Viacom Class B		26,540	659,254
Washington Post Class B		233	129,725
			11,747,028
Metals & Mining – 0.82%
†AK Steel Holding		4,500	116,640
Alcoa		34,984	789,939
Allegheny Technologies		4,197	124,021
Freeport-McMoRan Copper & Gold Class B		16,660	947,120
Newmont Mining		19,630	760,859
Nucor		15,201	600,440
Tittanium Metals		3,484	39,509
United States Steel		5,674	440,359
			3,818,887
Multiline Retail – 0.79%
†Big Lots		4,106	114,270
Dillard Class A		2,372	27,990
Family Dollar Stores		6,667	158,008
†Kohl's		12,957	597,058
Macy's		18,450	331,731
Nordstrom		7,584	218,571
Penney (J.C.)		11,099	370,041
†Sears Holdings		2,303	215,331
Target		32,894	1,613,450
			3,646,450
Multi-Utilities & Unregulated Power – 1.15%
Ameren		10,310	402,399
CenterPoint Energy		14,341	208,948
CMS Energy		9,304	116,021
Consolidated Edison		11,535	495,544
Dominion Resources		25,075	1,072,709
DTE Energy		6,931	276,893
Integrys Energy Group		3,353	167,449
NiSource		11,258	166,168
PG&E		17,334	649,158
Public Service Enterprise Group		21,829	715,773
Sempra Energy		10,419	525,847
TECO Energy		8,747	137,590
Xcel Energy		21,050	420,790
			5,355,289
Office Electronics – 0.09%
Xerox		36,584	421,814
			421,814
Oil, Gas & Consumable Fuels – 10.38%
Anadarko Petroleum		20,261	982,861
Apache		14,573	1,519,672
Cabot Oil & Gas		3,900	140,946
Chesapeake Energy		24,284	870,824
Chevron		90,605	7,473,100
ConocoPhillips		66,893	4,899,912
Consol Energy		8,928	409,706
Devon Energy		19,304	1,760,525
El Paso		34,480	439,965
EOG Resources		10,720	959,011
Exxon Mobil		229,414	17,816,292
Hess		12,265	1,006,711
Marathon Oil		30,608	1,220,341
Massey Energy		3,200	114,144
Murphy Oil		9,202	590,216
Noble Energy		8,454	469,958
Occidental Petroleum		35,806	2,522,533
Peabody Energy		13,112	590,040
Pioneer Natural Resources		5,700	297,996
Range Resources		6,652	285,171
†Southwestern Energy		16,700	510,018
Spectra Energy		26,294	625,797
Sunoco		5,866	208,712
Tesoro		5,442	89,739
Valero Energy		22,494	681,568
Williams Companies		24,605	581,908
XTO Energy		23,811	1,107,688
			48,175,354
Paper & Forest Products – 0.25%
International Paper		18,118	474,329
MeadWestvaco		6,843	159,510
Weyerhaeuser		9,000	545,221
			1,179,060
Personal Products – 0.22%
Avon Products		18,238	758,154
Estee Lauder Companies Class A		4,985	248,801
			1,006,955
Pharmaceuticals – 6.43%
Abbott Laboratories		67,819	3,905,018
Allergan		13,148	677,122
†Barr Pharmaceuticals		4,590	299,727
Bristol-Myers Squibb		86,398	1,801,398
†Forest Laboratories		14,991	423,945
Johnson & Johnson		123,246	8,538,482
†King Pharmaceuticals		9,473	90,751
Lilly (Eli)		43,781	1,927,677
Merck		94,028	2,967,524
Mylan Laboratories		12,698	145,011
Pfizer		296,874	5,474,357
Schering-Plough		70,629	1,304,518
†Watson Pharmaceutical		4,614	131,499
Wyeth		58,357	2,155,708
			29,842,737
Real Estate Investment Trusts – 1.32%
Apartment Investment & Management Class A		4,053	141,936
AvalonBay Communities		3,292	323,999
Boston Properties		5,909	553,437
Developers Diversified Realty		4,652	147,422
Equity Residential		11,462	509,027
General Growth Properties		13,213	199,516
HCP		12,440	499,217
Host Hotels & Resorts		22,381	297,443
Kimco Realty		9,451	349,120
Plum Creek Timber		8,575	427,550
ProLogis		12,989	536,056
Public Storage		6,116	605,545
Simon Property Group		9,759	946,623
Vornado Realty Trust		6,630	602,999
			6,139,890
Real Estate Management & Development – 0.02%
†CB Richard Ellis Group Class A		6,753	90,288
			90,288
Road & Rail – 1.05%
Burlington Northern Santa Fe		12,280	1,135,040
CSX		17,571	958,849
Norfolk Southern		16,276	1,077,634
Ryder System		2,305	142,910
Union Pacific		22,152	1,576,337
			4,890,770
Semiconductors & Semiconductor Equipment – 2.21%
†Advanced Micro Devices		24,783	130,111
Altera		15,436	319,216
Analog Devices		12,357	325,607
Applied Materials		57,862	875,452
†Broadcom Class A		22,086	411,462
Intel		247,390	4,633,616
KLA-Tencor		7,221	228,545
Linear Technology		11,278	345,783
†LSI		28,687	153,762
†MEMC Electronic Materials		11,221	317,105
Microchip Technology		7,541	221,932
†Micron Technology		31,484	127,510
National Semiconductor		8,972	154,408
†Novellus Systems		4,932	96,864
†NVIDIA		28,058	300,501
†Teradyne		7,863	61,410
Texas Instruments		56,960	1,224,641
Xilinx		14,154	331,911
			10,259,836
Software – 3.67%
†Adobe Systems		22,919	904,613
†Autodesk		11,237	377,001
†BMC Software		7,975	228,324
CA		19,704	393,292
†Citrix Systems		7,727	195,184
†Compuware		10,340	100,195
†Electronics Arts		15,452	571,569
†Intuit		15,910	502,915
Microsoft		346,377	9,244,803
†Novell		13,489	69,333
†Oracle		172,139	3,496,143
†salesforce.com		4,800	232,320
†Symantec		35,927	703,451
			17,019,143
Specialty Retail – 1.66%
Abercrombie & Fitch Class A		3,532	139,337
†AutoNation		6,035	67,833
†AutoZone		2,189	269,991
†Bed Bath & Beyond		13,012	408,707
Best Buy		14,320	537,000
†GameStop Class A		8,244	282,027
Gap		22,618	402,148
Home Depot		74,193	1,920,858
Limited Brands		12,365	214,162
Lowe's Companies		63,847	1,512,535
†Office Depot		9,924	57,758
RadioShack		6,147	106,220
Sherwin-Williams		4,940	282,370
Staples		33,945	763,763
Tiffany & Co.		5,128	182,147
TJX Companies		17,841	544,507
			7,691,363
Textiles, Apparel & Luxury Goods – 0.48%
†Coach		16,962	424,728
Jones Apparel Group		4,180	77,372
Liz Claiborne		3,909	64,225
NIKE Class B		17,032	1,139,441
Polo Ralph Lauren		2,958	197,121
VF		4,331	334,830
			2,237,717
Thrift & Mortgage Finance – 0.13%
Hudson City Bancorp		25,302	466,821
MGIC Investment		3,317	23,319
Sovereign Bancorp		21,145	83,523
Washington Mutual		60,460	4,958
			578,621
Tobacco – 1.63%
Altria Group		89,935	1,784,310
†Lorillard		7,425	528,289
†Philip Morris International		90,729	4,364,065
Reynolds American		8,469	411,763
UST		6,920	460,457
			7,548,884
Trading Company & Distributors – 0.11%
Fastenal		6,000	296,340
Grainger (W.W.)		2,683	233,341
			529,681
Wireless Telecommunication Services – 0.29%
†American Tower Class A		16,762	602,929
Sprint Nextel		122,804	749,105
			1,352,034
Total Common Stock (Cost $537,813,884)			450,360,605

		Principal
		Amount
		(U.S. $)
∞^U.S. Treasury Obligation – 0.64%
U.S. Treasury Bill 0.799% 12/11/08		$2,996,000	2,992,129
Total U.S. Treasury Obligation (Cost $2,992,473)			2,992,129

		Number of
		Shares
Short-Term Investment – 2.75%
Money Market Instrument – 2.75%
Dreyfus Cash Management Fund		12,761,990	12,761,990
Total Short-Term Investment (Cost $12,761,990)			12,761,990

Total Value of Securities – 100.41%
(Cost $553,568,347)			466,114,724
Liabilities Net of Receivables and Other Assets (See Notes) – (0.41%)			(1,896,971)
Net Assets Applicable to 55,944,130 Shares Outstanding – 100.00%			$464,217,753

†Non income producing security.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund was as follows:

	Balance at	Gross	Gross	Realized Losses	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	9/30/08	Income
Lincoln National	$627,786	$93,821	$75,953	($13,172)	$465,901	$13,425

The following financial futures contract was outstanding at September 30, 2008:

Financial Futures Contract[1]

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Appreciation
229 S&P 500 E-mini	$12,959,053	$13,366,730	12/19/08	$407,677

The use financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

[1]See Note 4 in “Notes.”
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volumne or volatility on markets, echanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 567,277,503
Aggregate unrealized appreciation 17,842,762
Aggregate unrealized depreciation (119,005,541)
Net unrealized depreciation $ (101,162,779)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $540,088 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities Derivatives
Level 1 $466,114,724 $ -
Level 2 - 407,677
Level 3 - -
Total $466,114,724 $ 407,677

There were no Level 3 securities at the beginning or end of the period.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP MFS Value Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.98%
Aerospace & Defense – 8.26%
Lockheed Martin	139,600	$15,309,931
Northrop Grumman	131,440	7,957,378
Raytheon	19,140	1,024,181
United Technologies	119,570	7,181,374
		31,472,864
Auto Components – 0.69%
Johnson Controls	86,160	2,613,234
		2,613,234
Beverages – 2.88%
±Diageo	282,600	4,820,600
Molson Coors Brewing Class B	29,820	1,394,085
Pepsi Bottling Group	12,600	367,542
PepsiCo	61,700	4,397,359
		10,979,586
Building Products – 0.37%
Masco	79,030	1,417,798
		1,417,798
Capital Markets – 7.90%
Bank of New York Mellon	237,710	7,744,592
Franklin Resources	43,360	3,821,317
Goldman Sachs Group	66,830	8,554,240
Merrill Lynch	139,140	3,520,242
State Street	113,980	6,483,182
		30,123,573
Chemicals – 2.43%
Air Products & Chemicals	32,740	2,242,363
PPG Industries	120,270	7,014,146
		9,256,509
Commercial Banks – 1.96%
PNC Financial Services Group	52,830	3,946,401
SunTrust Banks	78,550	3,533,965
		7,480,366
Communications Equipment – 0.27%
†Cisco Systems	44,930	1,013,621
		1,013,621
Computers & Peripherals – 2.49%
Hewlett-Packard	54,680	2,528,403
International Business Machines	59,380	6,945,085
		9,473,488
Diversified Financial Services – 3.17%
Bank of America	211,540	7,403,900
±Deutsche Boerse AG (Denmark)	4,460	412,983
Invesco	31,670	664,437
JPMorgan Chase	76,890	3,590,763
		12,072,083
Diversified Telecommunications Services – 3.37%
AT&T	387,680	10,824,025
Embarq	12,860	521,473
Verizon Communications	47,320	1,518,499
		12,863,997
Electric Utilities – 2.15%
Entergy	31,640	2,816,276
FPL Group	56,020	2,817,807
PPL	69,220	2,562,524
		8,196,607
Food & Staples Retailing – 1.43%
CVS Caremark	162,387	5,465,946
		5,465,946
Food Products – 2.71%
Kellogg	87,080	4,885,188
±Nestle	126,064	5,448,176
		10,333,364
Health Care Providers & Services – 0.78%
UnitedHealth Group	54,920	1,394,419
†WellPoint	33,860	1,583,632
		2,978,051
Hotels, Restaurants & Leisure – 0.75%
Royal Caribbean Cruises	137,050	2,843,788
		2,843,788
Household Durables – 0.08%
†Toll Brothers	12,560	316,889
		316,889
Household Products – 1.50%
Procter & Gamble	82,240	5,731,306
		5,731,306
Industrial Conglomerates – 0.89%
3M	49,580	3,386,810
		3,386,810
Insurance – 8.74%
Allstate	251,160	11,583,498
Aon	30,860	1,387,466
Chubb	52,400	2,876,760
Genworth Financial	194,090	1,671,115
Hartford Financial Services Group	25,340	1,038,687
MetLife	210,170	11,769,519
Prudential Financial	41,500	2,988,000
		33,315,045
IT Services – 2.79%
Accenture Class A	194,310	7,383,780
Automatic Data Processing	21,080	901,170
†Visa Class A	13,400	822,626
Western Union	61,910	1,527,320
		10,634,896
Machinery – 1.39%
Danaher	11,400	791,160
Eaton	37,470	2,105,065
Ingersoll-Rand Class A	53,670	1,672,894
Timken	26,100	739,935
		5,309,054
Media – 3.40%
Disney (Walt)	181,230	5,561,948
Omnicom Group	137,710	5,310,098
±WPP Group	259,880	2,103,050
		12,975,096
Multiline Retail – 0.62%
Macy's	131,590	2,365,988
		2,365,988
Multi-Utilities & Unregulated Power – 2.74%
Dominion Resources	123,448	5,281,105
PG&E	69,350	2,597,158
Public Service Enterprise Group	78,040	2,558,932
		10,437,195
Oil, Gas & Consumable Fuels – 14.68%
Apache	51,970	5,419,432
Chevron	84,640	6,981,107
ConocoPhillips	64,840	4,749,530
Devon Energy	62,800	5,727,360
EOG Resources	39,130	3,500,570
Exxon Mobil	147,730	11,472,711
Hess	62,430	5,124,254
Marathon Oil	64,830	2,584,772
Total ADR	156,960	9,524,333
Williams Companies	37,040	875,996
		55,960,065
Pharmaceuticals – 6.17%
Abbott Laboratories	34,750	2,000,905
±GlaxoSmithKline	123,300	2,671,887
Johnson & Johnson	77,020	5,335,946
Merck	175,980	5,553,929
Pfizer	85,180	1,570,719
Wyeth	172,980	6,389,881
		23,523,267
Road & Rail – 0.78%
Burlington Northern Santa Fe	32,070	2,964,230
		2,964,230
Semiconductors & Semiconductor Equipment – 1.73%
Intel	351,100	6,576,103
		6,576,103
Software – 2.43%
†Oracle	455,910	9,259,532
		9,259,532
Specialty Retail – 1.43%
Sherwin-Williams	59,190	3,383,300
Staples	91,960	2,069,100
		5,452,400
Textiles, Apparel & Luxury Goods – 1.59%
NIKE Class B	90,520	6,055,788
		6,055,788
Tobacco – 4.08%
Altria Group	85,650	1,699,296
†Lorillard	29,630	2,108,175
†Philip Morris International	244,080	11,740,248
		15,547,719
Trading Company & Distributors – 1.04%
Grainger (W.W.)	45,690	3,973,659
		3,973,659
Wireless Telecommunication Services – 1.29%
Rogers Communications Class B	51,380	1,666,483
±Vodafone Group	1,470,510	3,247,246
		4,913,729
Total Common Stock (cost $425,739,767)		377,283,646

	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper – 0.94%
Toyota Motor Credit 5.00% 10/1/08	$3,568,000	3,568,000
Total Discounted Commercial Paper (cost $3,568,000)		3,568,000

	Number of
	Shares
Short-Term Investment – 0.00%
Money Market Instrument – 0.00%
Dreyfus Cash Management Fund	93	93
Total Short-Term Investment (cost $93)		93

Total Value of Securities – 99.92%
(cost $429,307,860)		380,851,739
Receivables and Other Assets Net of Liabilities (See Notes) – 0.08%		311,975
Net Assets Applicable to 17,575,871 Shares Outstanding – 100.00%		$381,163,714

†Non-income producing security.
≠The rate shown is the effective yield as of the time of purchase.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $18,703,942, which represented 4.91% of the Fund’s net assets. See Note 1 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security.

The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 431,554,290
Aggregate unrealized appreciation 5,816,299
Aggregate unrealized depreciation (56,518,850)
Net unrealized depreciation $ (50,702,551)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $358,579,797
Level 2 22,271,942
Level 3 -
Total $380,851,739

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of September 30, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP SSgA Small-Cap Index Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.12%
Aerospace & Defense – 1.69%
†AAR	7,378	$122,401
†AeroVironment	1,746	55,785
Applied Signal Technology	2,200	38,236
†Argon ST	2,239	52,594
†Ascent Solar Technologies	1,500	9,120
†Ceradyne	4,057	148,730
Cubic	3,160	77,704
Curtiss-Wright	7,097	322,558
†Ducommun	1,800	42,984
†DynCorp International Class A	5,095	85,392
†Esterline Technologies	4,557	180,412
†GenCorp	11,650	78,521
HEICO	3,370	110,603
†Herley Industries	2,400	41,040
†Hexcel	14,906	204,063
†Ladish	2,632	53,298
†Lmi Aerospace	1,600	32,176
†Moog Class A	6,712	287,811
†Orbital Sciences	9,039	216,665
†Stanley	1,468	54,184
†TASER International	12,237	87,495
†Teledyne Technologies	5,606	320,438
†Transdigm Group	5,155	176,456
Triumph Group	2,456	112,264
		2,910,930
Air Freight & Logistics – 0.34%
†Atlas Air Worldwide Holdings	2,257	90,980
†Dynamex	1,374	39,104
Forward Air	4,348	118,396
†HUB Group Class A	5,770	217,241
Pacer International	5,820	95,855
†Park-Ohio Holdings	935	16,727
		578,303
Airlines – 0.54%
†Airtran Holdings	18,209	44,248
†Alaska Air Group	5,378	109,657
†Allegiant Travel	2,269	80,141
†Hawaiian Holdings	6,700	62,176
†JetBlue Airways	26,184	129,611
†Republic Airways Holdings	7,147	72,828
SkyWest	8,973	143,389
†UAL	19,400	170,526
†US Airways Group	20,500	123,615
		936,191
Auto Components – 0.80%
American Axle & Manufacturing Holdings	6,395	34,277
†Amerigon	4,106	27,017
ArvinMeritor	11,329	147,730
†ATC Technology	4,245	100,776
Cooper Tire & Rubber	11,636	100,070
†Dana Holdings	15,600	75,504
†Dorman Products	2,200	27,566
†Drew Industries	3,195	54,666
†Exide Technologies	14,339	105,822
†Fuel Systems Solutions	2,000	68,900
†Hayes Lemmerz International	15,257	41,652
†Lear	9,636	101,178
Modine Manufacturing	5,216	75,528
†Quantum Fuel System Technology World	12,300	15,867
†Raser Technologies	7,392	62,832
Sauer	1,732	42,763
Spartan Motors	4,060	12,911
†Stoneridge	2,455	27,619
Superior Industries International	4,714	90,320
†Tenneco	9,073	96,446
†Visteon	22,861	53,038
†Wonder Auto Technology	2,800	17,948
		1,380,430
Automobiles – 0.05%
†Fleetwood Enterprises	13,336	13,603
Winnebago Industries	6,064	78,347
		91,950
Beverages – 0.07%
†Boston Beer Class A	1,344	63,827
Coca-Cola Bottling Consolidated	791	34,535
†National Beverage	1,606	14,245
		112,607
Biotechnology – 4.00%
†ACADIA Pharmaceuticals	4,318	11,572
†Acorda Therapeutics	6,251	149,086
†Affymax	1,870	37,120
†Alexion Pharmaceuticals	12,200	479,461
†Alkermes	14,847	197,465
†Allos Therapeutics	8,467	62,740
†Alnylam Pharmaceutic	5,453	157,864
†Amicus Therapeutics	937	14,167
†Arena Pharmaceuticals	14,877	74,385
†Ariad Pharmaceuticals	10,280	25,392
†ArQule	5,537	17,829
†Array Biopharma	7,895	60,634
†Avant Immunotherapeutics	2,600	30,238
†Celera	12,349	190,792
†Cell Genesys	12,377	7,302
†Cepheid	8,569	118,509
†Cougar Biotechnology	2,400	80,136
†CPEX Pharmaceuticals	229	4,294
†Cubist Pharmaceuticals	8,776	195,090
†CV Therapeutics	9,049	97,729
†Cytokinetics	7,054	33,436
†Cytori Therapeutics	3,800	20,064
†Dendreon	18,487	105,561
†Dyax	9,700	42,680
†Emergent Biosolutions	2,498	32,699
†Enzon Pharmaceuticals	7,098	52,383
†Genomic Health	1,998	45,255
†Geron	11,835	46,748
†GTx	3,708	70,526
†Halozyme Therapeutics	10,513	77,165
†Human Genome Sciences	20,607	130,854
†Idenix Pharmaceuticals	3,172	22,934
†Idera Pharmaceuticals	3,400	47,838
†Immunogen	8,100	39,771
†Immunomedics	5,995	10,671
†Incyte	14,785	113,105
†Indevus Pharmaceuticals	8,750	29,313
†InterMune	5,374	91,949
†Isis Pharmaceuticals	14,146	238,927
†Lexicon Genetics	14,600	25,988
†Ligand Pharmaceuticals Class B	11,372	33,547
†MannKind	7,611	29,378
†Martek Biosciences	5,009	157,383
†Maxygen	3,075	13,007
†Medarex	19,364	125,285
†Metabolix	3,608	39,255
†Molecular Insight Pharmaceuticals	3,260	25,037
†Momenta Pharmaceuticals	4,011	52,584
†Myriad Genetics	7,138	463,114
†Nabi Biopharmaceuticals	8,643	40,276
†Nanosphere	1,320	11,260
†Neurocrine Biosciences	5,428	25,457
†Novavax	6,200	17,980
†NPS Pharmaceuticals	8,200	58,548
†Omrix Biopharmaceuticals	2,618	46,967
†Onyx Pharmaceuticals	8,793	318,132
†Opko Health	9,300	16,275
†Orexigen Therapeutics	3,584	38,671
†OSI Pharmaceuticals	9,110	449,033
†Osiris Therapeutics	2,360	45,524
†PDL BioPharma	18,400	171,304
†Pharmasset	2,600	51,870
†Progenics Pharmaceuticals	5,468	72,779
†Protalix BioTherapeutics	125	279
†Regeneron Pharmaceuticals	9,674	211,183
†Repligen	5,700	26,847
†Rexahn Pharmaceuticals	5,400	6,966
†Rigel Pharmaceuticals	6,027	140,730
†Sangamo Biosciences	6,000	46,200
†Savient Pharmaceuticals	8,198	122,232
†Seattle Genetics	11,379	121,755
†Syntha Pharmaceuticals	3,006	22,906
†Targacept	3,400	19,754
†Tercica	3,143	28,098
†Theravance	7,700	95,942
†United Therapeutics	3,560	374,406
†XOMA	18,614	39,089
†Zymogenetics	5,143	34,252
		6,882,977
Building Products – 0.52%
AAON	2,136	38,854
American Woodmark	1,628	36,549
Ameron International	1,719	123,166
Apogee Enterprises	4,911	73,812
†Builders Firstsource	2,248	13,466
†China Architectural Engine	3,400	24,106
†Griffon	6,062	54,678
Insteel Industries	3,724	50,609
†NCI Building Systems	2,955	93,821
Quanex Building Products	6,306	96,103
Simpson Manufacturing	5,675	153,736
†Trex	2,035	36,854
Universal Forest Products	2,828	98,725
		894,479
Capital Markets – 1.74%
Apollo Investment	22,512	383,829
Ares Capital	14,966	156,095
†BGC Partners Class A	5,123	21,978
BlackRock Kelso Capital	1,706	19,670
†Broadpoint Securities Group	6,700	19,430
Calamos Asset Management Class A	3,410	61,107
Capital Southwest	641	91,054
Cohen & Steers	3,300	93,489
†Diamond Hill Investments Group	400	35,968
Epoch Holding	979	10,328
Evercore Partners Class A	1,023	18,394
†FBR Capital Markets	4,458	28,888
GAMCO Investors	1,195	70,864
GFI Group	12,792	60,250
Gladstone Capital	3,830	58,369
†Gladstone Investment	4,000	27,520
Greenhill & Co.	2,690	198,388
†Harris & Harris Group	4,300	27,434
Hercules Technology Growth Capital	5,122	49,683
†International Assets Holding	800	19,288
Kayne Anderson Energy Development	1,987	33,640
†KBW	3,947	130,014
†Knight Capital Group Class A	14,633	217,446
Kohlberg Capital	2,830	24,310
†LaBranche	8,702	39,159
†Ladenburg Thalmann Financial Services	17,914	32,245
†MarketAxess Holdings	4,240	34,217
MCG Capital	10,401	27,251
MVC Capital	3,703	56,471
NGP Capital Resources	3,259	47,484
optionsXpress Holdings	6,465	125,550
Patriot Capital Funding	3,533	22,505
PennantPark Investment	2,398	17,769
†Penson Worldwide	2,834	39,308
†Piper Jaffray	2,852	123,349
Prospect Energy	5,447	69,776
Pzena Investment Management Class A	1,084	10,276
†Riskmetrics Group	3,693	72,272
Sanders Morris Harris Group	3,159	27,325
†Stifel Financial	3,582	178,742
SWS Group	3,836	77,334
†Thomas Weisel Partners Group	2,511	21,168
TICC Capital	612	3,146
†TradeStation Group	6,824	63,804
US Global Investors	1,378	13,849
W.P. Stewart	1,400	1,624
†Westwood Holdings Group	900	42,660
		3,004,720
Chemicals – 2.03%
A. Schulman	4,588	90,751
American Vanguard	2,764	41,681
Arch Chemicals	3,795	133,964
Balchem	3,673	97,959
†Bway Holding	1,700	19,941
†Calgon Carbon	6,165	125,519
Ferro	6,658	133,826
†Flotek Industries	3,450	37,950
Fuller (H.B.)	7,420	154,855
†GenTek	1,231	31,649
†Grace (W.R.)	11,185	169,117
Hercules	17,826	352,776
†ICO	4,900	27,489
Innophos Holdings	1,722	41,982
Innospec	4,808	57,984
Koppers Holdings	3,177	118,852
†Landec	4,533	37,125
†LSB Industries	3,065	42,450
Minerals Technologies	2,880	170,957
NewMarket	2,008	105,540
NL Industries	891	9,151
Olin	11,680	226,592
†OM Group	4,608	103,680
Penford	2,000	35,380
†PolyOne	15,420	99,459
Quaker Chemical	1,700	48,382
†Rockwood Holdings	6,473	166,097
Sensient Technologies	7,506	211,144
†ShengdaTech	4,134	28,938
†Solutia	14,700	205,800
Spartech	4,423	43,788
Stepan	959	52,333
†Symyx Technologies	5,958	59,044
Westlake Chemical	3,200	67,296
Zep	4,292	75,711
†Zoltek	4,346	74,360
		3,499,522
Commercial Banks – 6.87%
1st Source	2,154	50,619
Amcore Financial	3,191	29,517
Ameris Bancorp	1,631	24,220
†Ames National	1,200	31,140
Arrow Financial	1,600	47,056
Bancfirst	1,194	57,706
Banco Latinoamericano de Exportacions	4,322	62,323
†BancTrust Financial Group	3,200	41,984
Bank of The Ozarks	2,481	66,987
BankFinancial	3,348	49,149
Banner	2,206	26,494
Boston Private Financial Holdings	10,415	91,027
Bryn Mawr Bank	1,300	28,574
Camden National	1,300	45,435
Capital City Bank Group	1,895	59,408
Capitol Bancorp	2,197	42,820
Cardinal Financial	4,300	34,744
Cascade Bancorp	3,150	28,004
Cathay Bancorp	7,637	181,761
Centerstate Banks of Florida	1,800	32,166
Central Pacific Financial	4,228	71,073
Chemical Financial	4,086	127,238
Citizens & Northern	1,600	34,480
Citizens Republic Bancorp	14,608	44,993
City Holding	3,093	130,679
CoBiz Financial	2,309	27,731
Colonial BancGroup	31,700	249,162
Columbia Banking System	2,509	44,485
Community Bank System	4,960	124,744
Community Trust Bancorp	3,013	103,647
CVB Financial	10,121	140,682
East West Bancorp	9,700	132,890
Enterprise Financial Services	1,606	36,231
Farmers Capital Bank	1,200	32,424
Financial Institutions	1,900	38,019
†First Bancorp (Maine)	1,600	31,360
First Bancorp (North Carolina)	1,879	32,131
First Bancorp (Puerto Rico)	12,900	142,674
First Busey	4,941	90,569
First Commonwealth Financial	11,181	150,608
First Community Bancshares	1,501	56,318
First Financial	1,911	89,779
First Financial Bancorp	6,073	88,666
First Financial Bankshares	3,167	164,304
First Merchants	3,504	79,891
First Midwest Bancorp	7,572	183,545
First South Bancorp	1,040	17,961
FirstMerit	12,663	265,922
FNB	13,401	214,148
Frontier Financial	7,858	105,533
Glacier Bancorp	8,333	206,408
Greene County Bancshares	1,701	39,991
†Guaranty Bancorp	11,221	68,448
Hancock Holding	3,969	202,419
Hanmi Financial	5,454	27,543
Harleysville National	6,303	107,025
Heartland Financial USA	2,838	71,120
Heritage Commerce	1,992	30,318
Home Bancshares	2,805	72,565
IBERIABANK	1,891	99,939
Independent Bank	3,132	97,624
Integra Bank	3,086	24,626
International Bancshares	7,916	213,732
†Investors Bancorp	7,242	108,992
Lakeland Bancorp	3,065	35,830
Lakeland Financial	1,810	39,748
MainSource Financial Group	3,334	65,346
MB Financial	5,321	175,965
Midwest Banc Holdings	2,509	10,036
Nara Bancorp	3,525	39,480
National Penn Bancshares	12,306	179,668
NBT Bancorp	4,943	147,895
†Northfiled Bancorp	2,659	32,200
Old National Bancorp	10,275	205,706
Old Second Bancorp	2,057	38,096
Oriental Financial Group	3,925	70,101
Pacific Capital Bancorp	7,011	142,674
†Pacific Continental	2,000	29,280
PacWest Bancorp	4,187	119,706
Park National	1,639	127,842
Peapack Gladstone Financial	1,400	46,900
†Pennsylvania Commerce Bancorp	1,000	29,810
Peoples Bancorp	1,540	33,526
†Pinnacle Financial Partners	3,862	118,950
†Premierwest Bancorp	3,600	29,052
PrivateBancorp	3,230	134,562
Prosperity Bancshares	6,077	206,557
Provident Bankshares	6,997	67,941
Renasant	4,111	89,250
Republic Bancorp	1,529	46,359
S&T Bancorp	4,118	151,666
S.Y. Bancorp	2,779	85,093
Sandy Spring Bancorp	2,970	65,637
Santander Bancorp	517	5,584
SCBT Financial	2,146	80,690
Seacoast Banking Corp. of Florida	2,075	22,265
†Shore Bancshares	1,500	38,550
Sierra Bancorp	911	19,003
†Signature Bank	4,553	158,809
Simmons First National	2,740	97,544
†Smithtown Bancorp	1,800	40,500
South Financial Group	10,701	78,438
Southside Bancshares	1,848	46,570
Southwest Bancorp	2,960	52,303
State Bancorp	2,500	37,250
Stellarone	3,700	76,479
Sterling Bancorp	2,889	41,775
Sterling Bancshares	10,996	114,908
Sterling Financial	8,884	128,818
Suffolk Bancorp	1,468	57,854
†Sun Bancorp	2,031	27,520
Susquehanna Bancshares	13,499	263,499
†SVB Financial Group	4,729	273,903
†Texas Capital Bancshares	4,894	101,599
Tompkins Financial	893	45,097
†Towne Bank	3,400	74,800
Trico Bancshares	2,602	56,021
Trustmark	7,675	159,180
UCBH Holdings	19,074	122,264
UMB Financial	4,836	253,987
Umpqua Holdings	9,219	135,611
Union Bankshares	2,098	50,352
United Bankshares	5,823	203,805
United Community Banks	5,950	78,900
United Security Bancshares	954	15,607
Univest Corp. of Pennsylvania	2,315	85,655
Washington Trust Bancorp	2,175	57,855
WesBanco	5,024	133,739
West Bancorp	3,100	40,393
West Coast Bancorp	3,156	46,267
Westamerica Bancorp	4,545	261,473
†Western Alliance Bancorp	3,227	49,889
Wilshire Bancorp	2,529	30,778
Wintrust Financial	4,065	119,308
†Yadkin Valley Financial	2,100	35,616
		11,839,105
Commercial Services & Supplies – 4.43%
ABM Industries	6,657	145,389
†ACCO Brands	9,433	71,125
Administaff	4,214	114,705
†Advisory Board	2,491	75,129
American Ecology	2,534	70,116
†American Reprographics	6,951	119,905
†AMREP	286	12,129
Bowne & Co.	3,685	42,562
Brady	7,889	278,324
†Casella Waste Systems	3,091	36,288
†CBIZ	7,248	61,318
CDI	1,949	43,521
†Cenveo	7,506	57,721
†China Security & Surveillance Technology	4,400	61,072
†Clean Harbors	3,039	205,284
†Comsys IT Partners	2,347	22,813
†Consolidated Graphics	1,438	43,615
†Cornell Companies	1,538	41,803
†CoStar Group	3,017	136,942
†CRA International	2,278	62,599
Deluxe	7,701	110,817
†Duff & Phelps Class A	1,244	26,161
EnergySolutions	5,358	53,580
†EnerNOC	1,687	17,444
Ennis	4,507	69,678
†Exponent	3,023	100,031
†First Advantage	1,346	18,911
†Fuel-Tech	3,282	59,371
G&K Services	2,954	97,630
†Geo Group	7,879	159,235
†GeoEye	3,638	80,509
†Global Cash Access Holdings	5,197	26,297
Healthcare Services Group	6,517	119,196
Heidrick & Struggles International	3,406	102,691
Herman Miller	8,703	212,962
†Hill International	3,800	52,630
HNI	6,800	172,312
†Hudson Highland Group	3,347	23,262
†Huron Consulting Group	3,586	204,330
†ICF International	1,300	25,675
†ICT Group	1,410	11,351
IKON Office Solutions	12,597	214,275
†InnerWorkings	5,125	56,836
Kelly Services	4,183	79,686
†Kenexa	3,869	61,092
†Kforce	4,260	43,495
Knoll	8,022	121,293
†Korn/Ferry International	6,974	124,277
†Layne Christensen	2,900	102,747
†LECG	3,806	30,714
†M&F Worldwide	1,992	79,680
McGrath RentCorp	3,564	102,714
†Metalico	3,900	23,010
Mine Safety Appliances	4,798	182,900
†Mobile Mini	5,240	101,289
Multi-Color	1,549	37,006
†Navigant Consulting	7,338	145,953
†Odyssey Marine Exploration	9,093	41,282
†On Assignment	7,526	59,305
†PeopleSupport	3,494	40,845
†PHH	8,844	117,537
†Pike Electric	2,582	38,033
†PRG-Schultz International	2,800	25,088
†Protection One	612	5,392
†Resources Connection	6,955	156,696
Rollins	6,927	131,474
Schawk	2,085	31,525
†School Specialty	3,727	116,245
†Spherion	11,586	56,424
†Standard Parking	1,146	25,464
Standard Register	1,921	18,922
†SYKES Enterprises	5,667	124,447
†Taleo	5,215	103,726
Team	2,776	100,269
†TeleTech Holdings	7,654	95,216
†TETRA Technologies	9,161	220,414
†TrueBlue	7,332	118,485
†United Stationers	3,639	174,053
Viad	4,045	116,456
†Volt Information Sciences	1,871	16,802
†VSE	800	26,984
†Waste Connections	10,464	358,914
†Waste Services	2,857	21,170
Watson Wyatt Worldwide Class A	6,774	336,870
		7,631,438
Communications Equipment – 2.76%
†3Com	61,462	143,206
†Acme Packet	4,538	26,003
Adtran	8,701	169,582
†Airvana	4,988	29,379
†Anaren Microwave	2,532	25,700
†Arris Group	18,782	145,185
†Aruba Networks	8,643	44,339
†Avanex	1,544	7,226
†Avocent	6,799	139,108
Bel Fuse	1,845	52,527
Belden	6,763	215,131
†BigBand Networks	5,873	21,671
Black Box	2,580	89,087
†Blue Coat Systems	5,661	80,330
†Bookham	17,600	19,888
†Cogo Group	4,384	23,104
†Comtech Telecommunications	3,719	183,124
†DG FastChannel	2,158	47,303
†Digi International	5,537	56,477
†Dycom Industries	6,645	86,518
†EMS Technologies	3,197	71,325
†Extreme Networks	12,967	43,699
†Finisar	62,601	63,227
†Foundry Networks	23,075	420,196
†Globecomm Systems	3,500	30,590
†Harmonic	14,201	119,998
†Harris Stratex Networks Class A	3,360	26,242
†Hughes Communications	1,534	56,298
†Infinera	14,135	135,131
†InterDigital	7,030	169,072
†Ixia	6,382	47,035
†MasTec	8,256	109,722
†Moduslink Global Solutions	9,692	93,140
†MRV Communications	19,112	22,361
†NETGEAR	6,917	103,755
†Neutral Tandem	2,770	51,356
†Nextwave Wireless	8,100	4,860
†Oplink Communications	2,772	33,458
†OpNext	2,753	12,636
†Orbcomm	5,350	26,376
†Parkervision	3,900	39,000
†PC-Tel	3,600	33,552
Plantronics	7,516	169,260
†Polycom	13,807	319,356
†Powerwave Technologies	25,776	102,073
†Riverbed Technology	10,700	133,964
†SeaChange International	5,435	52,502
†ShoreTel	7,511	43,113
†Sonus Networks	39,851	114,771
†Starent Networks	4,815	62,306
†Sycamore Networks	37,293	120,456
†Symmetricom	6,560	32,603
†Tekelec	9,954	139,256
†UTStarcom	15,802	53,253
†Viasat	4,252	100,262
		4,761,092
Computers & Peripherals – 0.97%
†3Par	4,620	29,799
†Adaptec	19,155	62,828
†Avid Technology	5,383	129,515
†Compellent Technologies	2,538	31,471
†Cray	3,786	19,611
†Data Domain	4,967	110,615
†Electronics for Imaging	8,756	121,971
†Emulex	12,922	137,878
†Hutchinson Technology	3,558	41,202
†Hypercom	8,403	33,612
Imation	4,914	111,155
†Immersion	3,597	20,935
†Intermec	9,483	186,246
†Isilon Systems	4,712	20,780
†Netezza	6,358	67,458
†Novatel Wireless	4,452	26,979
†Palm	16,079	95,992
†Presstek	4,900	27,636
†Quantum	42,733	44,870
†Rackable Systems	4,625	45,371
†Rimage	1,178	16,445
†STEC	4,774	36,760
†Stratasys	2,946	51,467
†Super Micro Computer	3,938	35,481
†Synaptics	5,242	158,413
		1,664,490
Construction & Engineering – 0.45%
Comfort Systems USA	7,954	106,265
†ENGlobal	4,451	59,065
†Furmanite	6,100	63,501
Granite Construction	5,090	182,325
†Great Lakes Dredge & Dock	6,771	42,725
†Insituform Technologies Class A	4,766	71,299
†Integrated Electrical Services	1,620	28,447
†Michael Baker	1,342	46,702
†Orion Marine Group	3,600	37,764
†Perini	4,008	103,366
†Sterling Construction	2,000	32,400
		773,859
Construction Materials – 0.16%
†Headwaters	6,751	90,126
Texas Industries	3,571	145,911
†United States Lime & Minerals	300	11,553
†US Concrete	5,246	23,450
		271,040
Consumer Finance – 0.40%
Advance America Cash Advance Centers	8,155	24,383
ADVANTA Class B	8,060	66,334
†Cardtronics	1,632	12,828
Cash America International	4,452	160,449
†CompuCredit	2,815	11,035
†Credit Acceptance	916	15,572
†Dollar Financial	3,945	60,714
†Ezcorp Class A	6,328	118,966
†First Cash Financial Services	3,550	53,250
First Marblehead	11,800	29,382
Nelnet Class A	3,598	51,092
†World Acceptance	2,437	87,732
		691,737
Containers & Packaging – 0.35%
†AEP Industries	852	17,040
†Boise	5,976	9,323
†Graphic Packaging Holding	25,302	63,255
Myers Industries	5,872	74,046
Rock-Tenn Class A	5,962	238,360
Silgan Holdings	3,920	200,273
		602,297
Distributors – 0.04%
†Audiovox Class A	2,385	22,347
†Core Mark Holding	1,562	39,035
		61,382
Diversified Consumer Services – 1.00%
†American Public Education	1,802	87,001
†Capella Education	2,759	118,251
†Coinstar	4,214	134,848
†Corinthian Colleges	13,247	198,705
Jackson Hewitt Tax Service	5,722	87,775
†K12	842	22,313
†Learning Tree International	1,600	19,920
†Lincoln Educational Services	278	3,678
Matthews International Class A	4,863	246,748
Prepaid Legal Services	1,184	48,852
†Princeton Review	2,700	21,600
Regis	6,599	181,473
Sotheby's	10,437	209,366
†Steiner Leisure	2,659	91,416
Stewart Enterprises Class A	12,531	98,494
†Thinkorswim Group	8,843	73,662
†Universal Technical Institute	4,433	75,627
		1,719,729
Diversified Financial Services – 0.40%
Ampal-American Israel Class A	1,966	6,075
†Asset Acceptance Capital	2,017	21,259
Compass Diversified Trust	3,580	49,905
†Encore Capital Group	1,875	25,688
†FCStone Group	3,573	64,278
Financial Federal	3,720	85,262
†Interactive Brokers Group	6,230	138,119
Medallion Financial	2,700	28,269
†NewStar Financial	4,164	33,687
†Pico Holdings	2,375	85,286
†Portfolio Recovery Associates	2,523	122,693
†Primus Guaranty	5,661	14,832
Resource America Class A	2,041	19,390
		694,743
Diversified Telecommunications Services – 0.84%
Alaska Communications Systems Group	6,766	82,748
Atlantic Tele-Network	1,369	38,332
†Cbeyond	3,838	55,229
†Cincinnati Bell	46,295	143,051
†Cogent Communications Group	6,965	53,770
Consolidated Communications Holdings	3,344	50,428
Fairpoint Communications	13,415	116,308
†General Communication Class A	6,962	64,468
†Global Crossing	4,919	74,572
†Globalstar	7,435	12,640
†Hungarian Tele & Cable	800	15,920
IDT	5,807	4,297
Iowa Telecommunications Services	4,740	88,543
NTELOS Holdings	4,532	121,865
†PAETEC Holding	19,232	41,349
†Premiere Global Services	9,419	132,431
Shenandoah Telecommunications	4,795	105,826
†TW Telecom	22,960	238,553
†Vonage Holdings	5,562	5,618
		1,445,948
Electric Utilities – 1.46%
ALLETE	4,055	180,448
Central Vermont Public Service	1,928	45,192
Cleco	9,372	236,643
†El Paso Electric	7,432	156,072
Empire District Electric	5,607	119,709
Idacorp	7,082	206,015
ITC Holdings	7,853	406,551
MGE Energy	3,349	119,057
Otter Tail	4,558	140,067
Portland General Electric	9,796	231,773
UIL Holdings	3,815	130,969
Unisource Energy	5,311	155,028
Westar Energy	16,544	381,174
		2,508,698
Electrical Equipment – 1.91%
Acuity Brands	6,384	266,596
†Advanced Battery Techhology	7,300	23,579
†Akeena Solar	4,000	15,160
†American Superconductor	6,371	150,164
†AZZ	2,010	83,154
Baldor Electric	7,163	206,366
†Beacon Power	15,900	23,055
†Capstone Turbine	23,000	29,670
†China BAK Battery	3,800	13,680
†Coleman Cable	867	8,696
Encore Wire	3,050	55,236
†Ener1	6,000	46,860
†Energy Conversion Devices	7,100	413,574
†EnerSys	5,312	104,700
†Evergreen Solar	25,003	138,017
Franklin Electric	3,549	158,108
†FuelCell Energy	13,567	81,809
†Fushi Copperweld	2,400	23,256
†GrafTech International	18,783	283,811
†Harbin Electric	1,300	15,405
†II-VI	3,769	145,710
†Labarge	2,200	33,132
LSI Industries	2,647	21,891
†Medis Technologies	3,096	5,573
†Microvision	10,000	19,400
†Orion Energy Systems	1,198	6,721
†Plug Power	13,800	13,662
†Polypore International	3,193	68,681
†Powell Industries	1,184	48,319
†Power-One	8,310	12,050
†PowerSecure International	3,200	19,392
Preformed Line Products	279	16,277
Regal Beloit	5,021	213,493
Smith (A.O.)	3,323	130,228
†Ultralife	2,300	17,825
†Valence Technology	9,000	31,050
Vicor	2,221	19,722
Woodward Governor	9,252	326,317
		3,290,339
Electronic Equipment & Instruments – 2.07%
Agilysys	3,976	40,118
†Anixter International	4,650	276,723
†Benchmark Electronics	10,312	145,194
†Brightpoint	8,736	62,899
†Checkpoint Systems	5,982	112,581
†Cogent	8,271	84,530
Cognex	6,417	129,367
†Coherent	3,600	127,980
†Comverge	3,665	16,859
†CPI International	1,737	25,152
CTS	5,272	67,376
Daktronics	6,314	105,191
†DTS	2,862	79,649
†Echelon	5,274	52,107
Electro Rent	3,582	48,106
†Electro Scientific Industries	4,020	57,164
†Elixir Gaming Technologies	13,300	4,389
†Faro Technologies	3,398	69,217
†Gerber Scientific	2,801	25,601
†ICX Technologies	2,700	20,817
†Insight Enterprises	7,883	105,711
†IPG Photonics	3,135	61,164
†KEMET	10,453	14,216
†L-1 Identity Solutions	9,978	152,465
†Littelfuse	3,270	97,217
†Maxwell Technologies	3,100	41,354
†Measurement Specialties	1,908	33,276
†Mercury Computer Systems	3,068	27,305
Methode Electronics	6,198	55,410
MTS Systems	2,588	108,955
†Multi-Fineline Electronix	1,060	15,677
†Newport	7,555	81,443
†OSI Systems	2,618	61,549
†Oyo Geospace	572	22,468
Park Electrochemical	3,287	79,677
†PC Connection	872	5,834
†Photon Dynamics	3,100	47,585
†Plexus	6,093	126,125
†RadiSys	3,342	28,741
†Rofin-Sinar Technologies	4,602	140,867
†Rogers	2,979	110,163
†Sanmina-SCI	80,600	112,840
†Scansource	4,020	115,736
†Smart Modular Technologies	6,333	18,999
†Synnex	3,563	79,597
Technitrol	7,993	118,216
†TTM Technologies	6,645	65,918
†Universal Display	5,042	55,260
†Zygo	2,467	31,035
		3,565,823
Energy Equipment & Services – 1.83%
†Allis-Chalmers Energy	4,443	56,204
†Basic Energy Services	6,305	134,297
†Bolt Technology	1,500	21,705
†Bristow Group	3,681	124,565
†Bronco Drilling	5,315	54,319
†Cal Dive International	6,975	73,935
CARBO Ceramics	3,123	161,178
†Complete Production Services	7,373	148,418
†Dawson Geophysical	1,511	70,549
†Dril-Quip	4,767	206,840
†Geokinetics	797	15,143
†Grey Wolf	27,857	216,726
Gulf Island Fabrication	1,895	65,321
†Gulfmark Offshore	3,418	153,400
†Hornbeck Offshore Services	3,574	138,028
†ION Geophysical	13,130	186,315
Lufkin Industries	2,242	177,903
†Matrix Service	4,379	83,639
†Mitcham Industries	1,800	18,162
†Natco Group	2,978	119,656
†Natural Gas Services Group	2,000	34,940
†Newpark Resources	17,381	126,881
†Parker Drilling	17,327	138,963
†PHI	1,958	72,309
†Pioneer Drilling	8,204	109,113
RPC	4,479	62,975
†Sulphco	6,465	12,995
†Superior Well Services	2,867	72,564
†T-3 Energy Services	1,984	73,646
†Trico Marine Service	2,662	45,467
†Union Drilling	1,777	18,818
†Willbros Group	5,994	158,841
		3,153,815
Food & Staples Retailing – 1.07%
Andersons	3,460	121,861
Arden Group	200	29,124
Casey's General Stores	7,891	238,071
†Great Atlantic & Pacific Tea	5,503	59,542
Ingles Markets Class A	1,836	41,916
Longs Drug Stores	5,747	434,704
Nash Finch	2,520	108,662
†Pantry	4,578	97,008
Pricesmart	1,963	32,861
Ruddick	6,517	211,477
Spartan Stores	3,588	89,269
†Susser Holdings	1,600	24,096
†United Natural Foods	6,563	164,009
Village Super Market Class A	357	17,018
Weis Markets	1,778	64,026
†Winn Dixie Stores	8,135	113,077
		1,846,721
Food Products – 1.75%
†AgFeed Industries	3,300	26,070
Alico	409	19,399
†American Dairy	731	7,405
B&G Foods Class A	3,500	25,025
†Calavo Growers	1,900	23,674
Cal-Maine Foods	2,583	70,878
Chiquita Brands International	8,232	130,148
†Darling International	12,441	138,220
Diamond Foods	2,600	72,878
Farmer Brothers	1,100	27,357
Flowers Foods	12,212	358,544
†Fresh Del Monte Produce	6,485	143,967
†Green Mountain Coffee Roasters	2,586	101,733
†Griffin Land & Nurseries	600	22,248
†Hain Celestial Group	6,287	173,081
†HQ Sustainable Maritime Industries	1,400	7,084
Imperial Sugar	1,712	23,180
J&J Snack Foods	2,880	97,661
Lancaster Colony	3,071	115,654
Lance	4,506	102,241
†Lifeway Foods	1,100	12,870
†Maui Land & Pineapple	653	17,951
†Omega Protein	3,100	36,456
†Peet's Coffee & Tea	2,875	80,270
Pilgrim's Pride	7,475	18,613
†Ralcorp Holdings	8,958	603,858
Reddy Ice Holdings	3,060	11,169
Sanderson Farms	3,092	113,600
Seaboard	46	57,822
†Smart Balance	10,000	65,600
†Synutra International	1,675	33,718
Tootsie Roll Industries	3,534	102,168
†Treehouse Foods	4,795	142,412
†Zhongpin	3,200	34,016
		3,016,970
Gas Utilities – 1.19%
†Chesapeake Utilities	1,200	39,852
EnergySouth	1,522	93,496
Laclede Group	3,399	164,818
New Jersey Resources	6,506	233,500
NICOR	7,106	315,151
Northwest Natural Gas	4,139	215,228
Piedmont Natural Gas	11,570	369,777
South Jersey Industries	4,598	164,149
Southwest Gas	6,687	202,349
WGL Holdings	7,753	251,585
		2,049,905
Health Care Equipment & Supplies – 3.65%
†Abaxis	4,376	86,207
†Abiomed	5,076	90,099
†Accuray	5,954	48,049
†Align Technology	9,296	100,676
†Alphatec Holdings	4,900	22,540
†American Medical System Holdings	11,309	200,848
Analogic	2,551	126,938
†Angiodynamics	4,982	78,716
†Arthrocare	4,517	125,211
†Atrion	300	30,909
†Cantel Medical	1,343	12,920
†Cardiac Science	3,500	36,260
†Clinical Data	1,900	30,552
†Conceptus	5,119	84,873
†Conmed	4,370	139,840
†Cyberonics	3,986	67,762
†Cynosure Class A	1,586	28,453
Datascope	2,238	115,548
†DexCom	4,500	27,855
†ev3	10,568	106,103
†Exactech	1,300	28,912
†Greatbatch	3,684	90,405
†Haemonetics	4,003	247,065
†Hansen Medical	2,877	38,667
†ICU Medical	1,768	53,765
†I-Flow	3,156	29,382
†Immucor	11,078	354,052
†Insulet	3,096	43,096
†Integra LifeSciences Holdings	2,744	120,818
Invacare	4,842	116,886
†IRIS International	3,100	55,490
†Kensey Nash	1,656	52,098
†Masimo	7,176	266,947
†Medical Action Industries	2,240	29,411
Mentor	5,133	122,473
Meridian Bioscience	6,202	180,106
†Merit Medical Systems	5,511	103,441
†Micrus Endovascular	2,749	38,349
†Natus Medical	5,254	119,056
†Neogen	2,400	67,632
†NuVasive	5,578	275,163
†NxStage Medical	2,201	9,288
†OraSure Technologies	5,984	29,441
†Orthofix International	3,510	65,391
†Orthovita	12,300	31,980
†Palomar Medical Technologies	2,438	32,815
†Quidel	5,558	91,207
†RTI Biologics	8,488	79,363
†Sirona Dental System	3,417	79,548
†Somanetics	2,200	48,114
†SonoSite	2,721	85,439
†Spectranetics	4,055	18,775
†Stereotaxis	3,471	21,000
STERIS	9,199	345,698
†SurModics	3,051	96,076
†Symmetry Medical	5,933	110,116
†Synovis Life Technologies	2,100	39,522
†Thoratec	8,506	223,283
†TomoTherapy	6,813	31,204
†TranS1	2,050	20,275
†Vision-Sciences	3,600	14,364
Vital Signs	1,516	112,032
†Vnus Medical Technologies	2,200	46,046
†Volcano	7,185	124,229
West Pharmaceutical Services	5,078	247,908
†Wright Medical Group	5,755	175,182
†Zoll Medical	3,533	115,600
		6,287,469
Health Care Providers & Services – 3.17%
†Air Methods	1,585	44,871
†Alliance Imaging	5,448	55,951
†Almost Family	1,100	43,505
†Amedisys	4,151	202,029
†AMERIGROUP	8,310	209,744
†AMN Healthcare Services	6,580	115,611
†Amsurg	4,733	120,550
†Apria Healthcare Group	6,668	121,624
†Assisted Living Concepts	11,293	71,936
†athenahealth	3,914	130,219
†Bio-Reference Labs	1,800	52,020
†BMP Sunstone	4,801	33,319
†Capital Senior Living	2,767	21,029
†CardioNet	800	19,968
†Centene	6,593	135,222
Chemed	3,678	151,019
†Chindex International	2,000	21,720
†CorVel	1,308	37,422
†Cross Country Healthcare	5,925	96,518
†CryoLife	5,689	74,640
†Emergency Medical Services	1,379	41,205
†Emeritus	3,265	81,299
†Ensign Group	1,400	23,926
†Five Star Quality Care	5,600	21,000
†Genoptix	1,455	47,535
†Gentiva Health Services	4,900	132,006
†Hanger Orthopedic Group	3,800	66,310
†HealthExtras	5,050	131,906
†HealthSouth	13,796	254,259
†HealthSpring	7,563	160,033
†Healthways	6,817	109,958
†HMS Holdings	4,737	113,499
†inVentiv Health	6,436	113,660
†IPC-The Hospitalist	804	20,663
†Kindred Healthcare	4,252	117,228
Landauer	1,414	102,869
†LHC Group	3,018	85,953
†Magellan Health Services	6,290	258,266
†MedCath	2,679	48,008
†Molina Healthcare	2,534	78,554
†MWI Veterinary Supply	1,798	70,643
National Healthcare	1,373	64,696
†Nighthawk Radiology Holdings	4,925	35,559
†Odyssey Healthcare	5,157	52,344
Owens & Minor	6,474	313,988
†PharMerica	4,522	101,700
†Providence Service	1,609	15,768
†PSS World Medical	9,609	187,376
†Psychiatric Solutions	8,783	333,314
†Radnet	3,900	15,639
†RehabCare Group	2,700	48,870
†Res-Care	4,962	90,011
†Skilled Healthcare Group	3,812	60,573
†Sun Healthcare Group	7,158	104,936
†Sunrise Assisted Living	8,591	118,470
†Triple-S Management Class B	1,903	31,000
†U.S. Physical Therapy	2,100	36,456
†Virtual Radiologic	830	6,773
		5,455,170
Health Care Technology – 0.38%
†Allscripts Healthcare Solutions	8,496	105,690
Computer Programs & Systems	1,527	44,207
†Eclipsys	8,356	175,058
†MedAssets	3,883	66,788
†Omnicell	6,606	86,869
†Phase Forward	6,542	136,793
†Vital Images	2,209	33,135
		648,540
Hotels, Restaurants & Leisure – 2.29%
†AFC Enterprises	4,074	29,577
Ambassadors Group	3,130	49,798
Ameristar Casinos	5,181	73,518
†Bally Technologies	8,520	257,986
†BJ's Restaurants	2,401	28,668
†Bluegreen	3,077	21,262
Bob Evans Farms	4,736	129,245
†Buffalo Wild Wings	2,880	115,891
†California Pizza Kitchen	3,955	50,901
CBRL Group	4,372	114,984
†CEC Entertainment	3,002	99,666
†Cheesecake Factory	10,300	150,586
Churchill Downs	1,588	77,780
CKE Restaurants	8,530	90,418
†Denny's	13,936	35,955
DineEquity	2,500	42,150
Domino's Pizza	6,191	75,159
Dover Downs Gaming & Entertainment	2,170	16,883
Dover Motorsports	2,900	15,805
†Gaylord Entertainment	6,370	187,087
†Great Wolf Resorts	3,854	14,106
†Isle of Capri Casinos	2,145	19,348
†Jack in the Box	9,098	191,968
†Krispy Kreme Doughnuts	10,843	35,782
Landry's Restaurants	2,174	33,806
†Life Time Fitness	5,332	166,732
†Lodgian	2,240	17,472
†Luby's	4,000	32,160
Marcus	3,112	50,041
†Monarch Casino & Resort	1,557	17,734
†Morgans Hotel Group	4,468	48,746
O'Charleys	3,241	28,359
†P.F. Chang's China Bistro	4,721	111,132
†Papa John's International	3,203	86,993
†Pinnacle Entertainment	11,768	88,966
†Red Robin Gourmet Burgers	3,408	91,334
†Rick'S Cabaret International	1,100	10,802
†Riviera Holdings	1,465	10,768
Ruby Tuesday	10,850	62,822
†Ruth's Chris Steak House	3,025	11,888
†Shuffle Master	8,023	40,837
†Six Flags	9,429	6,506
†Sonic	9,091	132,456
Speedway Motorsports	2,028	39,505
†Steak n Shake	3,712	32,220
†Texas Roadhouse Class A	10,546	94,809
†Town Sports International Holding	3,482	21,240
†Vail Resorts	4,824	168,599
Wendy's/Arby's Group Class A	75,672	398,032
†WMS Industries	6,814	208,304
		3,936,786
Household Durables – 1.36%
American Greetings Class A	7,392	113,024
†Avatar Holdings	777	25,641
Beazer Homes USA	8,257	49,377
Blyth	5,021	56,938
Brookfield Homes	1,560	22,402
†Cavco Industries	1,100	39,765
†Central Garden & Pet Class A	10,463	62,255
†Champion Enterprises	15,821	87,807
CSS Industries	904	23,269
Ethan Allen Interiors	3,685	103,254
Furniture Brands International	6,881	72,388
†Helen of Troy	4,532	103,194
Hooker Furniture	1,494	26,519
†Hovnanian Enterprises Class A	7,155	57,168
Interface Class A	10,422	118,498
†iRobot	2,933	43,467
Kimball International Class B	5,723	61,808
La-Z-Boy	10,365	96,602
Libbey	1,679	14,288
M/I Homes	3,021	68,818
†Meritage Homes	4,620	114,114
National Presto Industries	744	55,428
†Palm Harbor Homes	1,296	12,843
Russ Berrie & Co.	1,884	14,450
Ryland Group	6,500	172,380
Sealy	9,182	59,316
Skyline	1,122	29,654
†Spectrum Brands	5,491	7,632
Standard-Pacific	17,878	87,781
Tempur-Pedic International	11,399	134,052
Tupperware Brands	9,731	268,868
†Universal Electronics	2,514	62,800
WD-40	2,387	85,765
		2,351,565
Independant Power Producers & Energy Traders – 0.20%
Black Hills	5,933	184,338
Ormat Technologies	3,412	123,958
†Synthesis Energy Systems	3,400	16,490
†US Geothermal	11,200	19,936
		344,722
Industrial Conglomerates – 0.14%
Raven Industries	3,060	120,411
Standex International	1,846	51,227
Tredegar	3,794	67,495
		239,133
Insurance – 3.84%
Ambac Financial Group	43,600	101,588
†AmCOMP	2,400	27,840
American Equity Investment Life Holding	8,829	66,218
American Physicians Capital	1,458	61,717
American Saftey Insurance	1,900	28,709
†Amerisafe	2,823	51,379
Amtrust Financial Services	3,316	45,064
Argo Group International Holdings	4,685	172,642
Aspen Insurance Holdings	13,485	370,837
Assured Guaranty	8,542	138,893
Baldwin & Lyons Class B	1,018	24,401
CastlePoint Holdings	5,517	61,404
†Citizens	5,622	46,213
†CNA Surety	2,462	41,115
Crawford & Co. Class B	4,340	67,921
†Darwin Professional Undwriters	1,455	45,265
Delphi Financial Group	6,414	179,849
Donegal Group Class A	1,653	29,969
†eHealth	3,968	63,488
EMC Insurance Group	605	17,835
Employers Holdings	7,539	131,028
†Enstar Group	808	78,667
FBL Financial Group Class A	2,017	56,254
†First Acceptance	1,845	6,273
†First Mercury Financial	2,395	34,129
Flagstone Reinsurance Holdings	4,910	50,426
†FPIC Insurance Group	1,164	59,818
†Greenlight Capital Class A	4,524	104,007
†Hallmark Financial Services	875	7,954
Harleysville Group	2,080	78,624
Hilb, Rogal & Hamilton	6,726	314,372
†Hilltop Holdings	9,063	93,530
Horace Mann Educators	8,035	103,410
Independence Holding	522	6,029
Infinity Property & Casualty	2,620	107,944
IPC Holdings	7,831	236,575
Kansas City Life Insurance	712	32,752
LandAmerica Financial Group	2,171	52,647
Life Partners Holding	1,100	39,567
†Maiden Holdings	8,000	34,800
Max Capital Group	8,813	204,726
Meadowbrook Insurance Group	7,760	54,786
Montpelier RE Holdings	14,612	241,244
National Financial Partners	7,665	114,975
National Interstate	991	23,814
National Western Life Insurance Class A	430	104,090
†Navigators Group	2,241	129,978
NYMAGIC	608	15,352
Odyssey Re Holdings	3,736	163,637
Phoenix Companies	17,687	163,428
Platinum Underwriters Holdings	7,638	270,996
†PMA Capital Class A	6,298	55,548
Presidential Life	3,796	59,939
†ProAssurance	5,004	280,224
†Quanta Capital Holdings	12,400	34,224
RLI	2,904	180,309
Safety Insurance Group	3,103	117,697
†SeaBright Insurance Holdings	2,780	36,140
Selective Insurance Group	8,289	189,984
State Auto Financial	2,774	80,640
Stewart Information Services	2,454	73,007
Tower Group	3,162	74,497
†United America Indemnity Class A	3,110	44,255
United Fire & Casualty	3,748	107,155
†Universal American Financial	6,624	80,747
Validus Holdings	10,074	234,221
Zenith National Insurance	5,845	214,161
		6,620,927
Internet & Catolog Retail – 0.61%
†1-800-FLOWERS.com Class A	3,982	23,972
†Blue Nile	2,213	94,871
†Coldwater Creek	9,400	54,426
†Drugstore.Com	14,900	35,015
†Gaiam	2,938	31,143
†GSI Commerce	4,198	64,985
†NetFlix	6,229	192,352
†NutriSystem	4,900	86,828
†Orbitz Worldwide	7,477	43,890
†Overstock.com	2,433	48,198
†PC Mall	2,000	13,660
†PetMed Express	3,434	53,914
†Shutterfly	2,766	26,581
†Stamps.com	2,881	33,621
†Systemax	1,597	22,454
†VistaPrint	6,918	227,186
		1,053,096
Internet Software & Services – 1.94%
†Ariba	13,277	187,603
†Art Technology Group	20,119	70,819
†AsiaInfo Holdings	6,003	55,108
†Bankrate	1,985	77,236
†Chordiant Software	4,616	23,680
†comScore	2,839	50,052
†Constant Contact	3,354	57,253
†Cybersource	10,664	171,797
†DealerTrack Holdings	6,380	107,439
†Dice Holdings	2,649	18,808
†Digital River	5,765	186,786
†DivX	4,491	29,057
†EarthLink	16,633	141,381
†Entrust	10,700	23,005
†Greenfield Online	4,159	72,367
†HSW International	2,352	6,115
†Ibasis	4,823	16,832
†Infospace	5,669	61,509
†Internap Network Services	6,789	23,626
†Internet Brands Class A	4,086	28,479
†Internet Capital Group	7,673	62,228
†Interwoven	7,315	103,288
†j2 Global Communications	6,864	160,274
†Keynote Systems	1,830	24,248
†Knot	5,366	44,806
†Limelight Networks	2,377	5,943
†Liquidity Services	2,600	28,210
†LoopNet	4,715	46,348
Marchex	3,808	39,184
†MercadoLibre	4,937	100,468
†Move	20,957	44,429
†NIC	7,968	54,979
†Omniture	9,652	177,211
†Online Resources	4,079	31,694
†Perficient	4,893	32,490
†RealNetworks	17,854	90,698
†S1	7,640	46,757
†SAVVIS	5,998	80,613
†SonicWALL	8,620	45,169
†SupportSoft	8,300	24,900
†Switch & Data Facilities	3,371	41,969
†TechTarget	2,522	17,654
†Terremark Worldwide	7,690	52,830
TheStreet.com	3,439	20,600
United Online	11,545	108,638
†ValueClick	13,116	134,177
†Vignette	3,879	41,660
†Vocus	2,568	87,209
†Websense	6,947	155,265
†Website Pros	4,800	25,920
		3,338,811
IT Services – 1.82%
Acxiom	9,200	115,368
†BearingPoint	32,732	17,021
†CACI International Class A	4,677	234,318
Cass Information Systems	1,074	38,503
†CGS Systems International	5,877	103,024
†China Information Security	4,300	20,210
†CIBER	8,821	61,659
†Euronet Worldwide	7,122	119,151
†ExlService Holdings	3,142	27,587
†Forrester Research	2,654	77,815
†Gartner	9,202	208,701
Gevity HR	3,411	24,832
†Hackett Group	7,100	38,624
Heartland Payment Systems	4,651	118,880
†iGate	3,835	33,249
infoGROUP	5,966	39,435
Integral Systems	3,488	72,446
†Mantech International Class A	3,129	185,518
MAXIMUS	2,779	102,378
†MPS Group	14,494	146,100
†NCI Class A	1,200	34,176
†Ness Technologies	6,328	72,582
†Perot Systems Class A	13,513	234,450
†RightNow Technologies	4,508	56,666
†Safeguard Scientifics	14,349	17,936
†Sapient	13,070	97,110
†SI International	2,800	84,140
†SRA International Class A	6,524	147,638
Syntel	2,576	63,112
†TNS	3,854	74,652
†Tyler Technologies	7,496	113,714
†VeriFone Holdings	10,500	173,670
†Virtusa	856	5,573
†Wright Express	5,939	175,557
		3,135,795
Leisure Equipment & Products – 0.60%
Brunswick	13,500	172,665
Callaway Golf	10,145	142,740
†JAKKS Pacific	4,080	101,633
†LeapFrog Enterprises	5,281	55,767
Marine Products	1,434	11,902
†MarineMax	2,433	17,591
Nautilus Group	4,962	22,676
Polaris Industries	5,141	233,865
Pool	7,400	172,642
†RC2	2,927	58,540
†Smith & Wesson Holding	4,164	15,573
†Steinway Musical Instruments	1,292	36,589
		1,042,183
Life Sciences Tools & Services – 1.40%
†Accelrys	5,000	27,450
†Affymetrix	13,645	105,612
†Albany Molecular Research	4,815	87,103
†AMAG Pharmaceuticals	2,519	97,561
†Bio-Rad Laboratories Class A	3,020	299,343
†Bruker	9,062	120,796
†Caliper Life Sciences	8,800	24,640
Cambrex	3,418	21,021
†Dionex	2,867	182,198
†Enzo Biochem	5,399	59,335
†eResearch Technology	6,821	81,238
†Exelixis	19,902	121,004
†Kendle International	2,192	98,004
†Life Sciences Research	1,500	52,500
†Luminex	6,315	157,938
Medivation	4,176	110,497
†Nektar Therapeutics	15,107	54,234
†Parexel International	8,892	254,846
†Pharmanet Development Group	3,882	28,028
†Sequenom	8,800	234,256
†Varian	4,529	194,294
		2,411,898
Machinery – 3.30%
†3D Systems	2,520	35,910
†Accuride	6,117	9,176
Actuant Class A	8,733	220,421
Alamo Group	1,100	18,755
Albany International	4,480	122,438
†Altra Holdings	4,271	63,040
American Railcar Industries	1,386	22,231
American Science & Engineering	1,805	107,813
Ampco-Pittsburgh	1,170	30,303
†Astec Industries	2,995	92,336
†Axsys Technologies	1,400	82,516
Badger Meter	2,175	102,116
Barnes Group	7,343	148,475
†Blount International	7,617	84,777
Briggs & Stratton	8,184	132,417
Cascade	1,625	71,191
†Chart Industries	5,344	152,625
†China Fire & Security Group	2,600	27,326
CIRCOR International	3,201	139,019
CLARCOR	7,957	301,968
†Colfax	3,400	56,814
†Columbus McKinnon	3,084	72,690
†Commercial Vehicle Group	4,186	29,762
Dynamic Materials	2,559	59,394
†EnPro Industries	3,026	112,446
†ESCO Technologies	4,059	195,522
Federal Signal	9,299	127,396
†Flanders	3,100	19,530
†Flow International	4,683	23,790
†Force Protection	8,645	23,169
FreightCar America	2,450	71,712
†Gehl	1,450	42,674
Gorman-Rupp	2,066	77,930
†Graham	800	43,280
Greenbrier Companies	2,638	51,467
†Hurco Companies	1,151	34,035
†Kadant	2,941	66,967
Kaydon	4,318	194,569
†Key Technology	1,000	23,700
†K-Tron International	400	51,532
†LB Foster Class A	1,957	59,532
Lindsay	1,799	130,877
†Lydall	2,800	26,964
†Met-Pro	2,600	37,934
†Middleby	2,573	139,740
Mueller Industries	5,671	130,490
Mueller Water Products Class A	17,834	160,149
NACCO Industries Class A	1,023	96,694
Nordson	5,248	257,729
†Omega Flex	97	2,187
†PMFG	2,200	31,878
†RBC Bearings	3,557	119,835
Robbins & Myers	4,226	130,710
Sun Hydraulics	2,417	62,939
†Tecumseh Products Class A	3,164	79,227
Tennant	2,879	98,635
†Thermadyne Holdings	2,300	38,341
Titan International	5,155	109,905
†Titan Machinery	1,355	28,198
†Trimas	1,384	9,079
†TurboChef Technologies	2,197	13,512
Twin Disc	1,644	22,621
Wabash National	4,367	41,268
Wabtec	7,660	392,422
Watts Water Technologies Class A	4,484	122,637
		5,686,735
Marine – 0.29%
†American Commercial Lines	6,938	73,820
†DHT Maritime	6,226	41,839
Eagle Bulk Shipping	8,849	123,355
Genco Shipping & Trading	4,166	138,479
Horizon Lines	4,264	42,086
†International Shipholding	1,100	24,090
†TBS International Class A	1,688	22,720
†Ultrapetrol Bahamas	4,077	32,004
		498,393
Media – 1.37%
AH Belo Class A	2,258	11,651
Arbitron	4,259	190,335
Belo Class A	17,093	101,874
†Charter Communications Class A	63,569	46,405
Cinemark Holdings	4,719	64,178
Citadel Broadcasting	24,327	18,975
†CKX	8,396	51,719
Courier	1,504	30,621
†Cox Radio Class A	4,781	50,487
†Crown Media Holdings Class A	2,096	10,543
†Cumulus Media	4,188	17,841
†Dolan Media	3,559	35,910
Entercom Communications Class A	4,205	21,109
†Entravision Communications Class A	9,603	25,832
†Fisher Communications	1,241	48,895
GateHouse Media	3,200	1,568
†Global Sources	2,521	25,386
†Global Traffic Network	2,300	21,321
Gray Television	5,108	8,786
Harte-Hanks	5,900	61,183
Idearc	23,700	27,729
Interactive Data	5,624	141,837
Journal Communications Class A	5,938	28,977
†Knology	4,567	36,856
Lee Enterprises	6,279	21,977
†Lin TV Class A	3,684	19,009
†Live Nation	11,754	191,238
†Loral Space & Communications	1,337	19,747
†Martha Stewart Living Omnimedia Class A	3,354	28,543
†Marvel Entertainment	7,640	260,831
McClatchy Class A	9,200	40,480
Media General Class A	3,102	38,558
†Mediacom Communications	7,435	44,015
National CineMedia	7,147	78,974
†Outdoor Channel Holdings	3,100	27,280
†Playboy Enterprises	3,957	15,591
Primedia	6,160	14,969
†R.H. Donnelley	11,600	23,084
†RCN	5,931	72,714
†Scholastic	3,554	91,267
Sinclair Broadcasting Group Class A	8,338	42,024
†TiVo	15,336	112,260
†Valassis Communications	9,686	83,881
Value Line	130	4,354
Westwood One	10,046	5,525
World Wrestling Entertainment Class A	3,254	50,307
		2,366,646
Metals & Mining – 1.05%
†Allied Nevada Gold	7,500	42,900
AM Castle	2,601	44,945
AMCOL International	3,927	122,758
†Apex Silver Mines	8,502	14,623
†Brush Engineered Materials	3,300	61,281
†China Precision Steel	3,300	10,989
†Coeur d'Alene Mines	84,186	128,805
Compass Minerals International	5,121	268,288
†General Moly	10,025	43,609
†General Steel Holdings	2,000	14,280
Gibraltar Industries	4,599	86,047
†Haynes International	1,985	92,958
†Hecla Mining	21,170	99,076
†Horsehead Holding Corp	5,631	33,223
Kaiser Aluminum	3,000	128,850
NN	2,800	35,980
†Northwest Pipe	1,839	80,217
Olympic Steel	1,451	42,790
Royal Gold	4,455	160,201
†RTI International Metals	3,794	74,211
†Stillwater Mining	5,881	34,169
†Universal Stainless & Alloy	1,274	32,551
Worthington Industries	9,907	148,011
		1,800,762
Multiline Retail – 0.21%
†99 Cents Only Stores	9,034	99,103
†Conn's	1,402	26,231
Dillard Class A	8,600	101,481
Fred's Class A	6,793	96,596
†Retail Ventures	3,471	13,537
Tuesday Morning	4,918	20,311
		357,259
Multi-Utilities & Unregulated Power – 0.32%
Avista	8,217	178,391
CH Energy Group	2,357	102,694
NorthWestern	5,966	149,926
PNM Resources	11,733	120,146
		551,157
Oil, Gas & Consumable Fuels – 4.22%
†Abraxas Petroleum	7,300	19,053
Alon Usa Energy	1,640	22,107
†American Oil & Gas	6,600	17,226
APCO Argentina	1,144	32,387
†Approach Resources	1,454	21,025
†Arena Resources	5,922	230,070
Arlington Tankers	1,943	29,883
Atlas America	5,343	182,250
†ATP Oil & Gas	5,367	95,586
†Aventine Renewable Energy Holdings	4,479	14,154
Berry Petroleum Class A	6,661	257,981
†Bill Barrett	5,691	182,738
†BMB Munai	6,400	26,560
†BPZ Resources	9,221	158,601
†Brigham Exploration	7,852	86,293
†Callon Petroleum	4,294	77,421
†Cano Petroleum	6,400	14,784
†Carrizo Oil & Gas	4,197	152,225
†Cheniere Energy	8,400	18,900
†Clayton Williams Energy	966	68,132
†Clean Energy Fuels	3,737	52,879
†Comstock Resources	7,214	361,061
†Concho Resources	8,630	238,274
†Contango Oil & Gas	1,931	104,235
Crosstex Energy	6,197	154,739
†CVR Energy	3,642	31,030
Delek US Holdings	1,467	13,599
†Delta Petroleum	9,516	129,227
†Double Eagle Petroleum	1,500	21,420
†Endeavor International	19,300	25,476
†Energy Partners	6,642	57,586
†Energy XXI Bermuda	23,800	72,352
†Evergreen Energy	12,025	11,304
†EXCO Resources	23,625	385,559
†FX Energy	6,483	48,234
†Gasco Energy	15,300	27,846
General Maritime	5,233	101,939
†GeoGlobal Resources	4,379	11,035
†GeoMet	3,117	16,956
†Georesources	1,100	12,606
†GMX Resources	2,760	131,928
Golar	6,937	92,123
†Goodrich Petroleum	3,428	149,427
†Gran Tierra Energy	20,100	74,571
†GreenHunter Energy	900	12,825
†Gulfport Energy	4,214	42,351
†Harvest Natural Resources	7,296	73,836
†Houston America Energy	2,800	17,696
†International Coal Group	19,253	120,139
†James River Coal	4,800	105,552
Knightsbridge Tankers	3,451	91,348
†McMoRan Exploration	8,452	199,805
†Meridian Resource	10,872	20,004
†National Coal	4,400	23,012
Nordic American Tanker Shipping	5,318	170,495
†Northern Oil & Gas	3,300	26,829
†Oilsands Quest	33,924	101,433
†Pacific Ethanol	4,198	5,835
†Panhandle Oil & Gas	1,200	34,356
†Parallel Petroleum	8,202	77,263
Penn Virginia	6,585	351,902
†Petroleum Development	2,820	125,123
†Petroquest Energy	7,292	111,932
†Primeenergy	100	7,400
†Quest Resource	3,500	9,310
†Ram Energy Resources	6,200	17,918
†Rentech	27,396	36,437
†Rex Energy	2,693	42,442
†Rosetta Resources	7,909	145,209
Ship Finance International	6,398	137,941
†Stone Energy	4,906	207,671
†Swift Energy	4,764	184,319
Teekay Tankers Class A	1,837	31,100
†Toreador Resources	2,447	21,999
†Tri-Valley	3,900	24,726
†TXCO Resources	7,161	71,896
†Uranium Resources	6,572	11,107
†USEC	21,852	118,219
†Vaalco Energy	11,892	81,341
†Venoco	3,276	42,588
†VeraSun Energy	16,442	51,463
†Warren Resources	11,392	113,692
Western Refining	4,900	49,539
†Westmoreland Coal	1,700	26,860
World Fuel Services	4,329	99,697
		7,277,392
Paper & Forest Products – 0.41%
AbitibiBowater	11,129	43,069
†Buckeye Technologies	7,723	63,251
Deltic Timber	2,029	129,349
Glatfelter	7,583	102,674
†Kapstone Paper & Packaging	3,400	21,590
Louisiana-Pacific	15,800	146,940
†Mercer International	4,495	16,452
Neenah Paper	2,132	42,214
Schweitzer-Mauduit International	2,888	54,843
†Verso Paper	2,700	7,128
Wausau Paper	7,803	79,044
		706,554
Personal Products – 0.39%
†American Oriental Bioengineering	9,567	62,090
†Chattem	2,715	212,259
†China Sky One Medical	1,500	18,225
†Elizabeth Arden	4,223	82,897
Inter Parfums	2,336	31,669
Mannatech	2,245	8,980
Nu Skin Enterprises Class A	8,295	134,545
†Prestige Brands Holdings	5,153	45,759
†Schiff Nutrition International	1,300	8,879
†USANA Health Sciences	1,452	59,517
		664,820
Pharmaceuticals – 1.51%
†Acura Pharmaceuticals	2,300	16,169
†Adolor	7,500	25,875
†Akorn	7,878	40,414
†Alexza Pharmaceuticals	2,367	11,693
Alpharma Class A	6,529	240,856
†Ardea Biosciences	2,000	27,660
†Auxilium Pharmaceuticals	6,444	208,786
†Biodel	1,970	6,600
†BioForm Medical	2,083	8,165
†BioMimetic Therapeutics	2,351	26,002
†Cadence Pharmaceuticals	3,732	33,140
†Caraco Pharmaceutical Laboratories	1,637	20,479
†Columbia Laboratories	8,400	22,008
†Cypress Bioscience	5,203	38,242
†Depomed	8,700	31,755
†Discovery Laboratories	15,562	29,101
†DURECT	14,260	79,856
†Inspire Pharmaceuticals	7,400	26,418
†Javelin Pharmaceuticals	10,358	26,931
†Jazz Pharmaceuticals	1,141	5,637
†KV Pharmaceutical Class A	4,967	112,801
†MAP Parmaceuticals	1,100	11,132
†Medicines	7,997	185,690
Medicis Pharmaceutical Class A	8,530	127,182
†Middlebrook Pharmaceutical	6,800	10,200
†Noven Pharmaceuticals	5,308	61,997
†Obagi Medical Products	3,227	32,205
†Optimer Pharmaceuticals	4,300	34,185
†Pain Therapeutics	5,812	56,783
†Par Pharmaceuticals	5,414	66,538
†POZEN	3,806	40,001
†Questcor Pharmaceuticals	9,100	66,885
†Salix Pharmaceuticals	6,618	42,421
†Sciele Pharma	5,835	179,660
†Sucampo Pharmaceuticals Class A	1,300	11,089
Valeant Pharmaceuticals International	10,847	222,038
†Viropharma	10,678	140,095
†Vivus	12,095	96,034
†XenoPort	3,844	186,396
		2,609,119
Real Estate Invesment Trusts – 6.01%
Acadia Realty Trust	5,424	137,119
Agree Realty	1,237	35,378
†Alexander's	377	150,800
American Campus Communities	7,497	253,998
†American Capital Agency	1,800	31,176
Anthracite Capital	9,363	50,186
Anworth Mortgage Asset	16,390	97,029
Arbor Realty Trust	1,693	16,930
Ashford Hospitality Trust	18,881	76,468
Associated Estates Realty	1,834	23,897
BioMed Realty Trust	11,242	297,350
Capital Trust	2,575	39,913
CapitalLease	7,368	58,428
Capstead Mortgage	10,900	119,355
†Care Investment Trust	2,500	28,700
Cedar Shopping Centers	6,180	81,700
Chimera Investment	4,395	27,293
Cogdell Spencer	1,900	30,476
Colonial Properties Trust	7,200	134,568
Corporate Office Properties Trust	6,029	243,270
Cousins Properties	6,682	168,787
DCT Industrial Trust	26,661	199,691
DiamondRock Hospitality	14,349	130,576
DuPont Fabros Technology	2,014	30,714
EastGroup Properties	3,840	186,394
Education Realty Trust	5,761	63,832
Entertainment Properties Trust	4,801	262,711
Equity Lifestyle Properties	3,168	167,999
Equity One	5,478	112,244
Extra Space Storage	12,278	188,590
FelCor Lodging Trust	12,578	90,058
First Industrial Realty Trust	6,873	197,118
First Potomac Realty Trust	3,987	68,537
Franklin Street Properties	9,739	126,607
Friedman Billings Ramsey Group Class A	20,403	34,685
Getty Realty	2,459	54,688
Glimcher Realty Trust	7,817	81,609
Gramercy Capital	6,211	16,086
†Hatteras Financial	1,900	44,080
Healthcare Realty Trust	7,922	230,926
Hersha Hospitality Trust	9,990	74,326
Highwoods Properties	9,042	321,533
Home Properties	4,994	289,401
Inland Real Estate	8,749	137,272
Investors Real Estate Trust	9,695	108,487
JER Investors Trust	2,824	13,838
Kite Realty Group Trust	2,766	30,426
LaSalle Hotel Properties	6,161	143,675
Lexington Reality Trust	7,747	133,403
LTC Properties	3,416	100,157
Maguire Properties	6,041	36,004
Medical Properties Trust	11,021	125,088
MFA Mortgage Investments	35,521	230,887
Mid-America Apartment Communities	4,108	201,867
Mission West Properties	2,290	22,305
†Monmouth Real Esate Investment	3,700	28,823
National Health Investors	3,361	114,879
National Retail Properties	11,554	276,718
Newcastle Investment	8,533	54,185
NorthStar Realty Finance	10,847	84,064
Omega Healthcare Investors	13,075	257,055
†One Liberty Properties	1,500	26,505
Parkway Properties	2,262	85,639
Pennsylvania Real Estate Investment Trust	5,223	98,454
Post Properties	6,808	190,420
Potlatch	6,163	285,901
PS Business Parks	2,282	131,443
RAIT Investment Trust	10,995	60,363
Ramco-Gershenson Properties Trust	2,659	59,615
Realty Income	16,072	411,442
Redwood Trust	4,960	107,781
Resource Capital	3,593	21,774
Saul Centers	1,503	75,962
Senior Housing Properties Trust	18,140	432,275
Sovran Self Storage	3,331	149,662
Strategic Hotel & Resorts	11,105	83,843
Sun Communities	2,326	46,078
Sunstone Hotel Investors	8,892	120,042
Tanger Factory Outlet Centers	4,940	216,323
Universal Health Realty Income Trust	2,408	93,671
Urstadt Biddle Properties	3,742	70,163
U-Store-It Trust	7,806	95,780
Washington Real Estate Investment Trust	7,704	282,197
Winthrop Reality Trust	9,491	37,015
		10,356,707
Real Estate Management & Development – 0.17%
Consolidated-Tomoka Land	692	29,887
†Forestar Real Estate Group	6,900	101,775
†Fx Real Estate & Entertainment	979	1,018
Grubb & Ellis	5,849	15,792
†Meruelo Maddux Properties	5,948	7,257
†Stratus Properties	878	24,163
†Tejon Ranch	2,190	81,359
Thomas Properties Group	3,530	35,653
		296,904
Road & Rail – 0.71%
†Amerco	1,869	78,367
Arkansas Best	3,455	116,399
†Celadon Group	3,577	41,028
†Dollar Thrifty Automotive Group	3,140	6,060
†Genesee & Wyoming Class A	4,735	177,658
Heartland Express	8,448	131,113
Knight Transportation	8,722	148,012
†Marten Transport	2,189	42,707
†Old Dominion Freight Line	5,136	145,554
†Patriot Transportation Holding	258	20,382
†Saia	1,949	25,883
†Universal Truckload Services	905	22,046
Werner Enterprises	6,443	139,878
†YRC Worldwide	10,900	130,364
		1,225,451
Semiconductors & Semiconductor Equipment – 3.13%
†Actel	3,649	45,540
†Advanced Analogic Technology	5,489	25,524
†Advanced Energy Industries	5,260	71,957
†Amkor Technology	16,405	104,500
†Anadigics	9,220	25,908
†Applied Micro Circuits	12,866	76,939
†Asyst Technologies	6,638	15,931
†Atheros Communications	9,257	218,279
†ATMI	5,301	95,312
†AuthenTec	4,156	8,935
†Axcelis Technologies	16,106	27,380
†Brooks Automation	12,074	100,939
†Cabot Microelectronics	3,544	113,692
†Cavium Networks	4,797	67,542
†Ceva	3,600	29,880
†Cirrus Logic	12,806	69,793
Cohu	4,578	72,424
†Cymer	4,637	117,455
†Diodes	5,648	104,206
†DSP Group	4,678	35,787
†Eagle Test Systems	2,515	38,505
†EMCOR Group	10,685	281,228
†Emcore	11,700	57,798
†Entegris	22,188	107,390
†Entropic Communications	912	1,286
†Exar	6,413	49,124
†FEI	5,597	133,265
†FormFactor	7,419	129,239
†Hittite Microwave	3,769	126,638
†Intevac	3,082	32,792
†IXYS	4,155	37,769
†Kopin	12,000	37,440
†Kulicke & Soffa Industries	7,733	34,876
†Lattice Semiconductor	15,294	31,506
†LTX	24,612	42,825
†Mattson Technology	7,579	35,849
Micrel	9,639	87,426
†Microsemi	12,365	315,059
†Microtune	9,022	24,179
†MIPS Technologies	5,638	19,789
†MKS Instruments	7,612	151,554
†Monolithic Power Systems	4,114	71,460
†Netlogic Microsystems	2,908	87,938
†NVE	800	22,648
†OmniVision Technologies	7,568	86,352
†Pericom Semiconductor	3,401	35,711
†Photronics	6,172	11,603
†PLX Technology	4,408	22,569
†PMC-Sierra	34,265	254,245
†Power Integrations	4,600	110,860
†RF Micro Devices	39,757	116,090
†Rubicon Technology	2,201	15,891
†Rudolph Technologies	5,612	47,029
†Semitool	3,133	25,628
†Semtech	9,352	130,554
†Sigma Designs	4,091	58,174
†Silicon Image	11,075	59,141
†Silicon Storage Technology	12,364	40,307
†SiRF Technology Holdings	8,897	13,257
†Skyworks Solutions	25,370	212,092
†Spansion	22,145	34,325
†Standard Microsystems	3,730	93,175
†Supertex	1,591	44,803
†Techwell	2,516	23,726
†Tessera Technologies	7,355	120,181
†Transmeta	2,200	35,662
†Trident Microsystems	7,289	17,494
†TriQuint Semiconductor	27,349	131,002
†Ultra Clean Holdings	2,213	11,154
†Ultratech	4,002	48,424
†Veeco Instruments	6,350	94,044
†Volterra Semiconductor	4,104	52,244
†Zoran	8,086	65,982
		5,397,225
Software – 3.58%
†ACI Worldwide	6,716	117,664
†Actuate	8,718	30,513
†Advent Software	2,458	86,595
†American Software Class A	4,200	22,890
†ArcSight	744	5,677
Blackbaud	6,776	125,017
†Blackboard	4,795	193,191
†Bottomline Technologies	3,577	37,201
†Callidus Software	5,400	21,384
†Commvault Systems	8,267	99,617
†Concur Technologies	6,728	257,413
†Deltek	1,186	7,211
†DemandTec	3,500	31,535
†=Digimarc	3,500	54,530
†Double-Take Software	2,981	29,661
†Ebix	400	37,584
†Epicor Software	11,841	93,425
†EPIQ Systems	5,557	75,575
Fair Isaac	7,500	172,950
†FalconStor Software	7,036	37,713
†Guidance Software	1,900	8,911
Henry (Jack) & Associates	11,632	236,479
†i2 Technologies	2,230	30,083
†Informatica	13,766	178,820
†Interactive Intelligence	1,519	13,701
†JDA Software Group	4,024	61,205
†Lawson Software	19,164	134,148
†Macrovision Solutions	12,826	197,264
†Magma Design Automation	5,700	22,914
†Manhattan Associates	4,174	93,247
†Mentor Graphics	13,934	158,151
†MICROS Systems	12,913	344,260
†MicroStrategy	1,777	105,785
†Midway Games	3,820	9,053
†Monotype Imaging Holdings	1,802	20,056
†MSC.Software	8,828	94,460
†Net 1 UEPS Technologies	6,945	155,082
†Netscout Systems	4,800	51,072
†NetSuite	970	17,479
†OpenTV	10,925	15,404
†Opnet Technologies	2,500	30,450
†Parametric Technology	18,114	333,298
Pegasystems	1,624	20,966
†Phoenix Technologies	4,600	36,754
†Progress Software	6,429	167,090
†PROS Holdings	1,384	12,996
QAD	2,122	14,684
Quality Systems	2,671	112,876
†Quest Software	11,094	140,783
†Radiant Systems	3,739	32,492
Renaissance Learning	1,010	13,120
†Secure Computing	7,165	39,264
†Smith Micro Software	6,235	44,269
†Solera Holdings	8,001	229,789
†Sonic Solutions	2,921	12,852
†Sourcefire	3,675	26,791
†SPSS	3,499	102,731
†Successfactors	3,913	42,652
†Sybase	12,527	383,576
†Synchronoss Technolgies	4,039	38,007
†Take-Two Interactive Software	11,904	195,226
†Telecommunication Systems Class A	6,100	42,151
†THQ	11,025	132,741
†TIBCO Software	28,927	211,746
†Ultimate Software Group	3,703	99,981
†Unica	1,144	8,969
†Vasco Data Security International	3,783	39,192
†Wind River Systems	11,851	118,510
		6,168,876
Specialty Retail – 2.97%
Aaron Rents	7,021	190,058
†Aeropostale	10,563	339,179
†America's Car-Mart	2,300	42,757
Asbury Automotive Group	5,113	58,902
Bebe Stores	6,269	61,248
Big 5 Sporting Goods	3,121	32,209
Blockbuster Class A	29,362	60,486
Borders Group	12,179	79,894
Buckle	2,388	132,630
†Build-A-Bear Workshop	2,089	15,208
†Cabela's	6,887	83,195
†Cache	2,435	16,728
†Casual Male Retail Group	4,696	18,455
Cato Class A	5,579	97,911
†Charlotte Russe Holding	3,612	37,023
†Charming Shoppes	19,343	94,587
†Chico's FAS	27,000	147,690
†Children's Place Retail Stores	3,542	118,126
Christopher & Banks	7,454	57,172
Circuit City Stores	26,500	20,140
†Citi Trends	2,336	38,053
†Collective Brands	9,883	180,958
†Dress Barn	7,263	111,051
†DSW Class A	2,265	31,031
Finish Line Class A	6,886	68,791
†Genesco	3,362	112,560
Group 1 Automotive	3,938	85,573
†Gymboree	4,379	155,455
Haverty Furniture	2,520	28,829
†hhgregg	1,640	15,990
†Hibbett Sports	5,522	110,550
†HOT Topic	5,867	38,781
†J. Crew Group	6,551	187,162
†Jo-Ann Stores	4,793	100,557
†Jos. A. Bank Clothiers	3,096	104,026
†Lumber Liquidators	1,700	21,352
Men's Wearhouse	8,008	170,090
†Midas	2,231	30,699
Monro Muffler	2,415	55,690
†New York & Co.	4,443	42,386
†Pacific Sunwear of California	14,463	97,336
PEP Boys-Manny Moe & Jack	8,774	54,223
†Pier 1 Imports	17,380	71,779
†Rent-A-Center	10,472	233,316
†Rex Stores	1,600	18,480
†Sally Beauty Holdings	15,839	136,215
†Shoe Carnival	1,431	23,440
Sonic Automotive Class A	4,290	36,293
Stage Stores	7,537	102,955
Stein Mart	4,202	16,430
Syms	1,300	17,563
Talbots	4,010	52,531
†Tractor Supply	5,200	218,660
†Tween Brands	4,053	39,679
†Ulta Salon Cosmetics & Fragrance	3,426	45,497
†Warnaco Group	7,186	325,455
†Wet Seal Class A	14,496	52,620
†Zale	5,362	134,050
†Zumiez	2,798	46,111
		5,115,815
Textiles, Apparel & Luxury Goods – 1.49%
†American Apparel	5,800	47,560
Brown Shoe	6,284	102,932
†Carter's	8,752	172,677
Cherokee	1,120	24,618
Columbia Sportswear	1,829	76,745
†CROCS	13,000	46,540
†Deckers Outdoor	2,032	211,492
†FGX International Holdings	1,582	17,513
†Fossil	7,026	198,344
†Fuqi International	2,000	16,300
†G-III Apparel Group	2,917	54,577
†Iconix Brand Group	8,655	113,207
Kenneth Cole Productions Class A	1,306	19,198
K-Swiss	4,485	78,039
†lululemon athletica	2,910	67,017
†Madden (Steven)	2,780	68,888
†Maidenform Brands	3,429	49,755
Movado Group	2,350	52,523
Oxford Industries	2,610	67,416
†Perry Ellis International	1,762	26,271
†Quiksilver	20,854	119,702
†Skechers U.S.A. Class A	5,210	87,684
†Timberland	7,193	124,942
†True Religion Apparel	2,680	69,278
†Under Armour Class A	5,041	160,102
Unifi	8,500	41,140
UniFirst	2,774	119,532
†Volcom	2,901	50,129
Weyco Group	1,420	47,527
Wolverine World Wide	7,729	204,510
Xerium Technologies	4,516	29,083
		2,565,241
Thrift & Mortgage Finance – 1.45%
Abington Bancorp	4,139	41,887
Anchor Bancorp Wisconsin	2,848	20,933
Bank Mutual	7,683	87,202
†Beneficial Mutual Bancorp	5,284	66,843
Berkshire Hills Bancorp	1,590	50,880
Brookline Bancorp	8,789	112,411
City Bank	1,895	29,562
Clifton Savings Bancorp	1,341	16,079
Corus Bankshares	5,048	20,444
†Danvers Bancorp	3,100	39,525
Dime Community Bancshares	3,952	60,149
†Doral Financial	490	5,351
Downey Financial	2,754	4,957
†Encore Bancshares	1,200	21,600
†Essa Bancorp	2,900	40,310
Federal Agricutural Mortgage Class C	1,534	6,289
First Financial Holdings	1,840	48,171
†First Financial Northwest	3,900	40,248
First Niagara Financial Group	17,141	269,971
First Place Financial	2,549	32,755
†FirstFed Financial	2,154	16,887
Flagstar Bancorp	8,973	26,740
Flushing Financial	4,159	72,783
†Fox Chase Bancorp	1,600	18,720
†Guaranty Financial Group	6,500	25,675
Home Federal Bancorp	1,800	22,950
Kearny Financial	2,577	31,542
†Meridian Interstate Bancorp	2,100	21,441
NASB Financial	314	10,202
NewAlliance Bancshares	16,952	254,789
Northwest Bancorp	3,396	93,526
OceanFirst Financial	1,600	28,992
†Ocwen Financial	4,779	38,471
†Oritani Financial	2,174	36,632
PMI Group	13,600	40,120
Provident Financial Services	9,081	149,927
Provident New York Bancorp	7,946	105,046
Radian Group	14,200	70,290
Rockville Financial	879	13,844
Roma Financial	1,435	21,166
Trustco Bank	11,575	135,543
United Community Financial	3,890	19,450
†United Financial Bancorp	3,100	46,035
ViewPoint Financial	1,600	28,000
W Holding	13,294	7,179
†Waterstone Financial	1,430	13,971
Westfield Financial	5,292	54,508
WSFS Financial	1,235	74,100
		2,494,096
Tobacco – 0.23%
†Alliance One International	14,971	56,890
†Star Scientific	13,200	46,992
Universal	3,930	192,923
Vector Group	5,551	98,037
		394,842
Trading Company & Distributors – 0.68%
Aceto	4,300	41,237
Aircastle	7,600	75,316
Applied Industrial Technologies	6,509	175,287
†Beacon Roofing Supply	8,348	130,396
†DXP Enterprises	700	37,317
†H&E Equipment Services	2,235	21,590
Houston Wire & Cable	2,875	49,364
†Interline Brands	5,596	90,711
Kaman Class A	3,789	107,911
Lawson Products	479	13,244
†RSC Holdings	7,582	86,132
†Rush Enterprises	6,846	87,629
TAL International Group	2,388	49,718
Textainer Group Holdings	1,173	17,818
Watsco	3,566	179,298
		1,162,968
Transportation Infrastructure – 0.01%
†CAI International	1,400	15,484
		15,484
Water Utilites – 0.28%
American States Water	2,574	99,099
†Cadiz	1,798	34,288
California Water Service Group	3,251	125,163
Connecticut Water Service	1,500	43,425
Consolidated Water	1,976	33,632
Middlesex Water	2,300	40,181
SJW	2,134	63,956
Southwest Water	3,591	45,785
		485,529
Wireless Telecommunciation Services – 0.21%
†Centennial Communications	10,777	67,248
†FiberTower	14,990	20,686
†ICO Global Communications Holdings	14,921	16,264
†iPCS	3,605	80,283
†Syniverse Holdings	7,798	129,525
†Terrestar	9,800	9,800
†USA Mobility	3,218	35,398
†Virgin Mobile USA	3,624	10,655
		369,859
Total Common Stock (Cost $206,792,619)		167,315,169

Warrant – 0.00%
†#Greenhunter Energy 144A, exercise price $27.50, expiration date 8/27/11	90	0
Total Warrant (Cost $0)		0

	Principal
	Amount
	(U.S.$)
∞^U.S. Treasury Obligation – 0.92%
U.S. Treasury Bill 0.573% 12/11/08	$1,588,000	1,585,948
Total U.S. Treasury Obligation (Cost $1,586,208)		1,585,948

	Number of
	Shares
Short-Term Investment– 2.19%
Money Market Instrument – 2.19%
Dreyfus Cash Management Fund	3,776,998	3,776,998
Total Short-Term Investment (Cost $3,776,998)		3,776,998

Total Value of Securities – 100.23%
(Cost $212,155,825)		172,678,115
Liabilities Net of Receivables and Other Assets (See Notes) – (0.23%)		(396,733)
Net Assets Applicable to 11,026,718 Shares Outstanding – 100.00%		$ 172,281,382

†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $54,530, which represented 0.03% of the Fund's net assets.  See Note 1 in "Notes."

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets.  See Note 4 in "Notes."

∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.

The following financial futures contract was outstanding at September 30, 2008:

Financial Futures Contract[1]

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Appreciation
61 Russell 2000 E-mini	$3,991,402	$4,137,020	12/18/08	$145,618

The use financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

[1]See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exhanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 212,883,270
Aggregate unrealized appreciation 8,091,422
Aggregate unrealized depreciation (48,296,577)
Net unrealized depreciation $ (40,205,155)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities Derivatives
Level 1 $172,623,585 $ -
Level 2 - 145,618
Level 3 54,530 -
Total $172,678,115 $145,618

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007 $ -
Net change in unrealized
appreciation/depreciation 7,666
Net purchases, sales and settlements 46,864
Balance as of 9/30/2008 $ 54,530

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/2008 $ 7,666

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities. At September 30, 2008, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on schedule of investments.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Mid-Cap Value Fund
September 30, 2008
		Number of	Value
		Shares	(U.S.$)
Common Stock – 97.42%
Aerospace & Defense – 1.82%
†Alliant Techsystems		24,900	$2,339,106
			2,339,106
Airlines – 1.70%
†Northwest Airlines		242,600	2,190,678
			2,190,678
Auto Components – 0.95%
†TRW Automotive Holdings		77,000	1,225,070
			1,225,070
Biotechnology – 0.80%
†Theravance		82,700	1,030,442
			1,030,442
Capital Markets – 1.60%
†Affiliated Managers Group		20,000	1,657,000
=†#Solar Cayman 144A		26,800	406,556
			2,063,556
Chemicals – 5.78%
Agrium		23,900	1,340,312
Celanese Series A		61,200	1,708,092
FMC		52,500	2,697,975
±†JSR		11,100	148,031
±Rhodia SA		99,371	1,552,561
			7,446,971
Commercial Banks – 3.60%
Comerica		26,500	868,935
Huntington Bancshares		118,700	948,413
M&T Bank		13,500	1,204,875
Popular		195,000	1,616,550
			4,638,773
Commercial Services & Supplies – 3.23%
†Copart		31,200	1,185,600
Donnelley (R.R.) & Sons		68,100	1,670,493
†United Stationers		27,300	1,305,759
			4,161,852
Communications Equipment – 1.07%
†JDS Uniphase		163,300	1,381,518
			1,381,518
Computers & Peripherals – 1.41%
†NCR		30,600	674,730
Seagate Technology		94,600	1,146,552
			1,821,282
Construction & Engineering – 1.22%
†URS		43,000	1,576,810
			1,576,810
Containers & Packaging – 4.52%
Greif Class A		36,500	2,395,130
†Owens-Illinois		58,700	1,725,780
†Pactiv		68,300	1,695,889
			5,816,799
Diversified Financial Services – 3.33%
CIT Group		144,800	1,007,808
±First Pacific		2,490,000	1,317,489
†PHH		147,700	1,962,933
			4,288,230
Diversified Telecommunications Services – 0.45%
Embarq		14,200	575,810
			575,810
Electric Utilities – 3.38%
Northeast Utilities		100,800	2,585,520
Sierra Pacific Resources		184,600	1,768,468
			4,353,988
Electronic Equipment & Instruments – 4.60%
†Arrow Electronics		112,700	2,954,994
†Flextronics International		246,700	1,746,636
±Kingboard Laminates Holdings		2,759,000	1,219,081
			5,920,711
Energy Equipment & Services – 1.68%
†Compagnie Generale de Geophysique-Veritas ADR		49,100	1,560,889
±SBM Offshore		28,296	605,660
			2,166,549
Food Products – 6.49%
±Chaoda Modern Agriculture		1,296,000	1,094,610
†Cosan		40,900	326,382
†Dean Foods		97,200	2,270,592
†Marfrig Frigorificos e Comerico de Alimentos		111,500	1,014,063
±†Marine Harvest		3,313,000	1,653,158
Perdigao		33,500	634,883
†Smithfield Foods		85,900	1,364,092
			8,357,780
Gas Utilities – 1.80%
UGI		89,800	2,315,044
			2,315,044
Health Care Equipment & Supplies – 2.25%
West Pharmaceutical Services		59,300	2,895,026
			2,895,026
Health Care Providers & Services – 3.10%
†Humana		51,200	2,109,440
†Laboratory Corp. of America Holdings		27,000	1,876,500
			3,985,940
Household Durables – 3.88%
MDC Holdings		75,100	2,747,909
Newell Rubbermaid		93,700	1,617,262
†Toll Brothers		25,100	633,273
			4,998,444
Industrial Conglomerates – 1.42%
Teleflex		28,900	1,834,861
			1,834,861
Insurance – 8.22%
Everest Re Group		27,100	2,344,963
Fidelity National Financial Class A		57,500	845,250
First American Financial		26,300	775,850
Platinum Underwriters Holdings		38,200	1,355,336
Reinsurance Group of America		56,300	3,040,200
Unum Group		88,700	2,226,370
			10,587,969
IT Services – 2.54%
†CACI International		65,200	3,266,520
			3,266,520
Machinery – 3.49%
†AGCO		4,000	170,440
Dover		24,300	985,365
Kennametal		42,200	1,144,464
Pentair		63,600	2,198,652
			4,498,921
Media – 1.14%
Virgin Media		185,400	1,464,660
			1,464,660
Metals & Mining – 0.79%
Cleveland-Cliffs		19,300	1,021,742
			1,021,742
Multi-Utilities & Unregulated Power – 3.08%
TECO Energy		72,600	1,141,998
Wisconsin Energy		63,000	2,828,700
			3,970,698
Oil, Gas & Consumable Fuels – 2.50%
†Brasil Ecodiesel Industria ADR		111,900	79,471
†#Brasil Ecodiesel Industria 144A ADR		41,500	29,473
†Newfield Exploration		56,700	1,813,834
Noble Energy		9,200	511,428
†Uranium One		222,000	479,752
†USEC		57,000	308,370
			3,222,328
Pharmaceuticals – 3.13%
†Barr Pharmaceuticals		37,100	2,422,630
†Endo Pharmaceuticals Holdings		30,600	612,000
=†Impax Laboratories		124,000	992,124
			4,026,754
Real Estate Investment Trusts – 3.17%
Annaly Capital Management		131,100	1,763,295
Lasalle Hotel Properties		25,900	603,988
Liberty Property Trust		45,700	1,720,605
			4,087,888
Road & Rail – 1.55%
Con-way		38,300	1,689,413
Werner Enterprises		14,000	303,940
			1,993,353
Semiconductors & Semiconductor Equipment – 3.07%
†Teradyne		143,300	1,119,173
†Varian Semiconductor Equipment Associates		112,750	2,832,280
			3,951,453
Software – 1.29%
†McAfee		49,000	1,664,040
			1,664,040
Specialty Retail – 1.33%
American Eagle Outfitters		112,300	1,712,575
			1,712,575
Textiles, Apparel & Luxury Goods – 1.44%
VF		23,900	1,847,709
			1,847,709
Thrift & Mortgage Finance – 0.60%
Sovereign Bancorp		194,200	767,090
			767,090
Total Common Stock (Cost $152,685,830)			125,468,940

Short-Term Investment– 1.29%
Money Market Instrument – 1.29%
Dreyfus Cash Management Fund		1,666,654	1,666,654
Total Short-Term Investment (Cost $1,666,654)			1,666,654

Total Market Value of Securities – 98.71%
(Cost $154,352,484)			127,135,594
Receivables and Other Assets Net of Liabilities (See Notes) – 1.29%			1,660,408
Net Assets Applicable to 12,436,994 Shares Outstanding – 100.00%			$128,796,002

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy.  At September 30, 2008, the aggregate amount of fair valued securities was $1,398,680, which represented 1.09% of the Fund’s net assets. See Note 1 in "Notes."

±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $7,590,590, which represented 5.89% of the Fund’s net assets. See Note 1 in "Notes."

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $436,029 which represented 0.34% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
EUR – European Monetary Unit
JPY– Japanese Yen
NOK – Norwegian Krone
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]

			Unrealized
			Appreciation
Contracts to Receive (deliver)	In Exchange For	Settlement Date	(Depreciation)
CAD (27,892)	USD 26,653	10/1/08	$ 446
EUR (17,618)	USD 25,457	10/1/08	659
JPY 16,074,510	USD (151,351)	10/2/08	(204)
NOK (433,747)	USD 75,546	10/1/08	1,721
			$ 2,622

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded with the Fund's understanding of the applicable country's tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 157,831,868
Aggregate unrealized appreciation 2,345,781
Aggregate unrealized depreciation (33,042,055)
Net unrealized depreciation $ (30,696,274)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities Derivatives
Level 1 $118,037,379 $ -
Level 2 7,699,535 2,622
Level 3 1,398,680 -
Total $127,135,594 2,622

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007 $ 1,689,028
Realized gain/(loss) (8,312)
Net change in unrealized
appreciation/depreciation (358,487)
Net purchases, sales and settlements 76,451
Net transfers in and/or out of Level 3 -
Balance as of 9/30/2008 $ 1,398,680

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/2008 $ (358,487)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2008, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on schedule of investments.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP Templeton Growth Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 91.81%∆
Australia – 0.26%
±Alumina	226,904	$572,101
		572,101
Austria – 0.69%
±Telekom Austria	85,550	1,504,968
		1,504,968
Bermuda – 2.16%
ACE	42,700	2,311,351
Covidien	33,587	1,805,637
Tyco International	17,447	610,994
		4,727,982
Brazil – 1.23%
Companhia Vale do Rio Doce ADR	88,040	1,558,308
Empresa Brasileira de Aeronautica ADR	41,920	1,132,259
		2,690,567
Finland – 1.29%
±Stora Enso Class R	143,210	1,399,071
±UPM-Kymmene	92,330	1,440,310
		2,839,381
France – 7.49%
±AXA	78,980	2,584,901
France Telecom ADR	113,830	3,188,377
±GDF Suez	27,866	1,449,521
±Michelin Class B	19,840	1,284,856
±Sanofi-Aventis	42,746	2,809,860
±†Suez	7,303	179,773
Thomson ADR	89,590	317,149
±Total	47,290	2,872,355
±Vivendi	55,800	1,749,059
		16,435,851
Germany – 5.66%
±Bayerische Motoren Werke	51,580	2,008,448
±Deutsche Post	99,290	2,082,482
±E.On	45,030	2,286,649
†Infineon Technologies ADR	235,460	1,316,221
±Merck Kgaa	9,830	1,048,117
SAP ADR	24,710	1,320,255
Siemens ADR	25,120	2,358,518
		12,420,690
Hong Kong – 0.38%
±Cheung Kong Holdings	73,000	827,004
		827,004
Ireland – 0.21%
±CRH	22,140	468,448
		468,448
Israel – 0.80%
†Check Point Software Technologies	76,640	1,742,794
		1,742,794
Italy – 2.29%
±ENI	91,051	2,412,974
±Mediaset	212,052	1,346,489
±UniCredito Italiano	337,851	1,263,118
		5,022,581
Japan – 6.27%
±Aiful	68,450	529,650
±FujiFilm Holdings	51,700	1,332,934
±Hitachi	124,000	837,160
±Konica Minolta Holdings	85,500	977,203
Mitsubishi UFJ Financial Group ADR	84,590	739,317
±NGK Spark Plug	71,000	691,231
±Nintendo	5,300	2,248,225
±Olympus	38,000	1,110,705
±Promise	57,150	1,105,914
±Sony	28,600	881,997
±Takeda Pharmaceutical	33,500	1,686,823
Toyota Motor ADR	18,790	1,612,182
		13,753,341
Netherlands – 3.47%
±ING Groep CVA	83,000	1,779,021
±Koninklijke Philips Electronics	72,540	1,967,847
±Randstad Holding	15,812	415,696
±Reed Elsevier	103,923	1,541,423
±SBM Offshore	88,690	1,898,359
		7,602,346
Norway – 1.44%
±Aker Solutions	47,620	771,080
±Telenor	191,300	2,382,014
		3,153,094
Republic of Korea – 3.26%
±Hyundai Mobis	13,622	1,055,158
=Kookmin Bank	33,785	1,543,637
KT ADR	51,580	866,028
±Samsung Electronics	5,936	2,720,179
SK Telecom ADR	51,410	967,536
		7,152,538
Russia – 0.75%
Gazprom ADR	52,800	1,634,160
		1,634,160
Singapore – 2.03%
±DBS Group Holdings	85,337	1,016,982
±Singapore Telecommunications	1,255,000	2,868,595
±Venture	105,000	571,252
		4,456,829
South Africa – 1.13%
Sasol ADR	58,510	2,486,090
		2,486,090
Spain – 1.61%
±Telefonica	148,867	3,539,067
		3,539,067
Sweden – 0.37%
±Nordea Bank	68,380	816,243
		816,243
Switzerland – 3.91%
±Adecco	24,860	1,079,957
±Nestle	67,240	2,905,948
±Novartis	44,940	2,366,071
±Swiss Reinsurance	26,951	1,495,928
±UBS	43,186	738,154
		8,586,058
Taiwan – 0.68%
Chunghwa Telecom ADR	42,990	1,017,574
#Compal Electronics 144A GDR	135,452	484,186
		1,501,760
United Kingdom – 14.05%
±Aviva	218,880	1,904,699
±BAE Systems	295,760	2,178,815
BP ADR	62,540	3,137,632
±British Sky Broadcasting Group	222,600	1,656,986
±Cadbury	88,774	897,777
±Compass Group	83,910	520,367
±G4S	615,070	2,224,046
±GlaxoSmithKline	115,870	2,510,880
±HSBC Holdings	135,600	2,165,695
±Kingfisher	639,270	1,523,860
±Old Mutual	294,240	414,493
±Pearson	77,590	840,521
±Rentokil Initial	410,940	511,657
±Royal Bank of Scotland Group	375,360	1,211,455
±Royal Dutch Shell Class B	99,880	2,807,453
±Unilever	87,484	2,375,437
Vodafone Group ADR	125,780	2,779,738
±Wolseley	122,980	930,590
±Yell Group	171,870	237,037
		30,829,138
United States – 30.38%
Abbott Laboratories	20,360	1,172,329
Accenture Class A	64,080	2,435,040
American International Group	75,050	249,917
†Amgen	73,640	4,364,642
Aon	57,680	2,593,293
Bank of America	34,440	1,205,400
†Boston Scientific	109,920	1,348,718
Bristol-Myers Squibb	78,220	1,630,887
†Cadence Design Systems	71,710	484,760
†Chico's FAS	113,530	621,009
†Cisco Systems	81,850	1,846,536
Comcast Special Class A	119,285	2,352,300
Cooper	58,410	2,030,332
†DIRECTV Group	71,910	1,881,885
†Dr Pepper Snapple Group	126,235	3,342,708
El Paso	111,790	1,426,440
FedEx	10,470	827,549
General Electric	91,520	2,333,760
Invesco	42,835	898,678
†Lexmark International Class A	31,040	1,010,973
Merck	77,670	2,451,265
Microsoft	107,560	2,870,776
Morgan Stanley	13,200	303,600
News Class A	164,510	1,972,475
†Oracle	127,140	2,582,213
Pfizer	175,500	3,236,220
PG&E	60,460	2,264,227
Progressive	122,030	2,123,322
Quest Diagnostics	48,210	2,491,011
Seagate Technology	112,780	1,366,894
Sprint Nextel	180,210	1,099,281
Target	37,940	1,860,957
Time Warner	108,890	1,427,548
Tyco Electronics	17,447	482,584
United Parcel Service Class B	30,860	1,940,785
†Viacom Class B	54,990	1,365,952
†Watson Pharmaceuticals	97,050	2,765,925
		66,662,191
Total Common Stock (Cost $228,875,311)		201,425,222

Short-Term Investment – 7.84%
Money Market Instrument – 7.84%
Dreyfus Cash Management Fund	17,197,504	17,197,504
Total Short-Term Investment (Cost $17,197,504)		17,197,504

Total Value of Securities – 99.65%
(Cost $246,072,815)		218,622,726
Receivables and Other Assets Net of Liabilities (See Notes) – 0.35%		777,942
Net Assets Applicable to 9,073,823 Shares Outstanding – 100.00%		$219,400,668

∆Securities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy.  At September 30, 2008, the aggregate amount of fair valued securities was $1,543,637, which represented 0.70% of the Fund’s net assets. See Note 1 in "Notes."

±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $99,833,088, which represented 45.50% of the Fund’s net assets. See Note 1 in "Notes."

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $484,186 which represented 0.22% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Templeton Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities  using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 246,072,815
Aggregate unrealized appreciation 20,047,858
Aggregate unrealized depreciation (47,497,947)
Net unrealized depreciation $ (27,450,089)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $ 116,761,814
Level 2 100,317,275
Level 3 1,543,637
Total $ 218,622,726

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007 $ -
Net change in unrealized
appreciation/depreciation (147,409)
Net transfers in and/or out of Level 3 1,691,046
Balance as of 9/30/2008 $ 1,543,637

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/2008 $ (147,409)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of Sepember 30, 2008.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2008, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on schedule of investments.

Schedule of Investments (Unaudited)
LVIP Marsico International Growth Fund
September 30, 2008
			Number of	Value
			Shares	(U.S. $)
Common Stock – 89.98%∆
Australia – 2.78%
±CSL			195,178	$5,912,896
				5,912,896
Brazil – 6.51%
All America Latina Logistica			157,147	1,079,756
Gafisa			198,770	2,528,774
Petroleo Brasileiro ADR			154,716	6,799,768
Unibanco-Uniao de Bancos Brasileiros GDR			33,861	3,417,252
				13,825,550
Canada – 6.26%
Potash Corp. of Saskatchewan			32,582	4,301,150
†Research in Motion			48,601	3,319,448
Rogers Communications Class B			175,137	5,680,475
				13,301,073
Denmark – 3.74%
±†Vestas Wind Systems			91,059	7,946,726
				7,946,726
France – 9.21%
±Accor			57,877	3,090,461
±Alstom			59,456	4,512,466
±AXA			169,077	5,533,645
±BNP Paribas			27,860	2,658,974
±†Compagnie Generale de Geophysique-Veritas			70,551	2,238,125
±JC Decaux			69,488	1,521,378
				19,555,049
Germany – 4.58%
±Deutsche Bank			44,009	3,195,056
±Linde			60,935	6,524,797
				9,719,853
Hong Kong – 1.92%
±CNOOC			1,887,800	2,120,802
±Esprit Holdings			317,000	1,964,997
				4,085,799
India – 1.10%
ICICI Bank ADR			99,738	2,345,838
				2,345,838
Israel – 4.51%
Teva Pharmaceutical Industries ADR			209,270	9,582,473
				9,582,473
Japan – 9.06%
±Daikin Industries			72,148	2,433,524
±Daiwa Securities Group			375,000	2,731,528
±Marubeni			693,000	3,141,506
±Mizuho Financial Group			706	3,087,586
±Nintendo			18,500	7,847,580
				19,241,724
Mexico – 2.60%
America Movil Series L ADR			74,898	3,472,272
Cemex ADR			118,902	2,047,492
				5,519,764
Netherlands – 2.07%
±Heineken			109,443	4,396,346
				4,396,346
South Africa – 1.10%
±MTN Group			165,692	2,337,430
				2,337,430
Spain – 1.62%
±Gamesa Corp. Tecnologica			100,303	3,435,968
				3,435,968
Switzerland – 17.71%
±ABB			217,333	4,211,572
±†Actelion			46,024	2,371,548
Alcon			13,500	2,180,385
±Credit Suisse Group			193,507	9,037,159
±Julius Baer Holding			84,790	4,216,645
±Lonza Group			51,244	6,429,648
±Nestle			159,379	6,887,968
±UBS			133,735	2,285,858
				37,620,783
Taiwan – 4.58%
Taiwan Semiconductors Manufacturing ADR			1,038,815	9,733,697
				9,733,697
United Kingdom – 9.52%
±BG Group			250,324	4,539,506
±HSBC Holdings			284,023	4,593,336
±Johnson Matthey			23,929	582,079
±Reckitt Benckiser Group			72,761	3,531,415
±Rio Tinto			28,689	1,801,387
±Tesco			743,337	5,170,799
				20,218,522
United States – 1.11%
†Las Vegas Sands			65,048	2,348,883
				2,348,883
Total Common Stock (Cost $228,732,915)				191,128,374

Short-Term Investment – 7.03%
Money Market Instrument – 7.03%
Dreyfus Cash Management Fund			14,926,449	14,926,449
Total Short-Term Investment (Cost $14,926,449)				14,926,449

Total Value of Securities – 97.01%
(Cost $243,659,364)				206,054,823
Receivables and Other Assets Net of Liabilities (See Notes) – 2.99%				6,345,503
Net Assets Applicable to 18,770,093 Shares Outstanding – 100.00%				$212,400,326

∆Securities have been classified by country of origin.
†Non income producing security.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $132,290,711, which represented 62.28% of the Fund’s net assets. See Note 1 in "Notes.

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Franc
DKK – Danish Krona
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipts
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]

			Unrealized
			Appreciation
Contracts to Receive (deliver)	In Exchange For	Settlement Date	(Depreciation)
CHF 1,272	USD (1,169)	10/1/2008	$ (37)
CHF 492,275	USD (451,207)	10/2/2008	(13,318)
DKK 1,308,336	USD (252,931)	10/2/2008	(6,117)
EUR 328,694	USD (474,920)	10/2/2008	(12,267)
GBP 56,240	USD (101,840)	10/2/2008	(1,862)
JPY (108,804,984)	USD 1,032,155	10/1/2008	9,072
			$ (24,529)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 246,542,141
Aggregate unrealized appreciation 2,481,397
Aggregate unrealized depreciation (42,968,715)
Net unrealized depreciation $ (40,487,318)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities Derivatives
Level 1 $ 73,764,111 $ -
Level 2 132,290,712 (24,529)
Level 3 - -
Total $206,054,823 (24,529)

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP Columbia Value Opportunities Fund
September 30, 2008
	Number of	Value
	Shares	(U.S.$)
Common Stock – 93.94%
Aerospace & Defense – 2.77%
†BE Aerospace	11,300	$178,879
DRS Technologies	1,700	130,475
†Esterline Technologies	6,500	257,335
Triumph Group	5,100	233,121
		799,810
Airlines – 1.22%
†Delta Air Lines	26,000	193,700
†UAL	18,000	158,220
		351,920
Auto Components – 0.64%
†Tenneco	17,448	185,472
		185,472
Capital Markets – 2.26%
Apollo Investment	20,912	356,550
†Knight Capital Group Class A	20,000	297,200
		653,750
Chemicals – 1.80%
Olin	14,500	281,300
†Rockwood Holdings	9,300	238,638
		519,938
Commercial Banks – 11.99%
BancorpSouth	10,363	291,511
Community Bank System	11,500	289,225
East West Bancorp	2,344	32,113
First Horizon National	22,708	215,728
First Midwest Bancorp	10,900	264,216
Fulton Financial	29,900	326,209
Independent Bank	11,500	358,455
Pacific Capital Bancorp	9,000	183,150
Prosperity Bancshares	10,500	356,895
Susquehanna Bancshares	14,100	275,232
†SVB Financial Group	3,536	204,805
†Texas Capital Bancshares	18,000	373,681
Umpqua Holdings	19,800	291,258
		3,462,478
Commercial Services & Supplies – 4.64%
ABM Industries	14,000	305,760
Bowne	8,600	99,330
†CBIZ	16,400	138,744
†Consolidated Graphics	3,600	109,188
†Cornell Companies	12,500	339,750
Deluxe	11,400	164,046
Watson Wyatt Worldwide Class A	3,700	184,001
		1,340,819
Communications Equipment – 0.91%
Belden	8,300	264,023
		264,023
Computers & Peripherals – 0.75%
†Brocade Communications Systems	37,500	218,250
		218,250
Construction & Engineering – 0.74%
Comfort Systems USA	16,000	213,760
		213,760
Construction Materials – 0.70%
†Headwaters	15,100	201,585
		201,585
Containers & Packaging – 1.83%
†Crown Holdings	9,800	217,658
Rock-Tenn Class A	7,800	311,844
		529,502
Diversified Consumer Services – 1.01%
Stewart Enterprises Class A	37,000	290,820
		290,820
Diversified Telecommunications Services – 0.60%
†Cincinnati Bell	56,000	173,040
		173,040
Electric Utilities – 1.04%
Westar Energy	13,000	299,520
		299,520
Electrical Equipment – 2.19%
†AZZ	5,500	227,535
†C&D Technologies	25,000	142,000
†JA Solar Holdings ADR	24,900	263,442
		632,977
Electronic Equipment & Instruments – 3.91%
†Insight Enterprises	17,000	227,970
MTS Systems	5,694	239,717
NAM TAI Electronics	16,300	133,171
†Rofin-Sinar Technologies	8,500	260,185
†Rogers	7,300	269,954
		1,130,997
Energy Equipment & Services – 1.61%
†Complete Production Services	6,200	124,806
†Hercules Offshore	11,300	171,308
†Oil States International	4,800	169,680
		465,794
Food & Staples Retailing – 1.19%
†Great Atlantic & Pacific Tea	13,821	149,543
†Winn Dixie Stores	14,000	194,600
		344,143
Food Products – 0.60%
Sanderson Farms	4,700	172,678
		172,678
Gas Utilities – 2.33%
Atmos Energy	11,400	303,468
New Jersey Resources	10,300	369,667
		673,135
Health Care Equipment & Supplies – 2.24%
†Haemonetics	5,800	357,976
Invacare	12,000	289,680
		647,656
Health Care Providers & Services – 5.49%
†Centene	15,500	317,905
†Kindred Healthcare	9,500	261,915
†Magellan Health Services	8,000	328,480
Owens & Minor	7,000	339,500
†PharMerica	15,000	337,350
		1,585,150
Hotels, Restaurants & Leisure – 1.71%
†Bally Technologies	6,000	181,680
†Papa John's International	11,500	312,340
		494,020
Household Durables – 2.16%
†Helen of Troy	14,100	321,057
Ryland Group	5,400	143,208
Tupperware Brands	5,800	160,254
		624,519
Insurance – 6.20%
Ambac Financial Group	18,000	41,940
†Argo Group International Holdings	9,500	350,075
Aspen Insurance Holdings	8,600	236,500
Delphi Financial Group Class A	6,100	171,044
Gallagher (Arthur J.)	7,600	195,016
National Financial Partners	14,900	223,500
NYMAGIC	3,389	85,572
Platinum Underwriters Holdings	9,300	329,964
Zenith National Insurance	4,300	157,552
		1,791,163
Internet Software & Services – 0.81%
†Ariba	16,500	233,145
		233,145
Leisure Equipment & Products – 0.78%
Callaway Golf	16,000	225,120
		225,120
Life Sciences Tools & Services – 0.79%
†Varian	5,300	227,370
		227,370
Machinery – 2.27%
Actuant Class A	8,800	222,112
†AGCO	2,800	119,308
Barnes Group	7,100	143,562
†Gardner Denver	4,900	170,128
		655,110
Marine – 0.06%
Eagle Bulk Shipping	1,211	16,881
		16,881
Media – 0.87%
World Wrestling Entertainment Class A	16,200	250,452
		250,452
Metals & Mining – 0.69%
Carpenter Technology	7,800	200,070
		200,070
Multi-Utilities & Unregulated Power – 1.21%
Integrys Energy Group	7,000	349,580
		349,580
Oil, Gas & Consumable Fuels – 2.60%
Arlington Tankers	11,200	172,256
Nordic American Tanker Shipping	7,600	243,656
†Stone Energy	3,800	160,854
†Swift Energy	4,500	174,105
		750,871
Paper & Forest Products – 0.53%
Schweitzer-Mauduit International	8,020	152,300
		152,300
Personal Products – 1.55%
Inter Parfums	16,613	225,266
Nu Skin Enterprises Class A	13,800	223,836
		449,102
Real Estate Investment Trusts – 7.68%
Alexandria Real Estate Equities	3,400	384,472
Capstead Mortgage	23,177	253,788
Digital Realty Trust	4,800	226,800
LTC Properties	11,400	334,248
Mid-America Apartment Communities	6,700	329,238
Omega Healthcare Investors	17,000	334,220
Tanger Factory Outlet Centers	8,100	354,699
		2,217,465
Road & Rail – 0.68%
Werner Enterprises	9,000	195,390
		195,390
Semiconductors & Semiconductor Equipment – 2.63%
†Emcore	11,000	289,520
†IXYS	18,500	168,165
†Skyworks Solutions	26,200	219,032
†Ultra Clean Holdings	16,700	84,168
		760,885
Software – 1.53%
†Lawson Software	27,500	192,500
†Mentor Graphics	21,900	248,565
		441,065
Specialty Retail – 1.96%
†HOT Topic	23,700	156,657
†Pier 1 Imports	49,000	202,370
Sonic Automotive Class A	8,500	71,910
†Warnaco Group	3,000	135,870
		566,807
Textiles, Apparel & Luxury Goods – 1.00%
Brown Shoe	17,600	288,288
		288,288
Thrift & Mortgage Finance – 1.35%
First Niagara Financial Group	17,500	275,625
MGIC Investment	16,400	115,292
		390,917
Tobacco – 0.97%
Universal	5,700	279,813
		279,813
Trading Company & Distributors – 1.45%
GATX	7,100	280,947
Houston Wire & Cable	8,000	137,360
		418,307
Total Common Stock (Cost $30,548,713)		27,135,857

Short-Term Investment – 3.69%
Money Market Instrument – 3.69%
Dreyfus Cash Management Fund	1,065,225	1,065,225
Total Short-Term Investment (Cost $1,065,225)		1,065,225

Total Market Value of Securities – 97.63%
(Cost $31,613,938)		28,201,082
Receivables and Other Assets Net of Liabilities (See Notes) – 2.37%		684,858
Net Assets Applicable to 3,184,102 Shares Outstanding – 100.00%		28,885,940

†Non-income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their publised net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 31,890,118
Aggregate unrealized appreciation 1,266,964
Aggregate unrealized depreciation (4,956,000)
Net unrealized depreciation $ (3,689,036)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $ 28,201,082
Level 2 -
Level 3 -
Total $ 28,201,082

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP SSgA International Index Fund
September 30, 2008
			Number of	Value
			Shares	(U. S. $)
Common Stock – 98.64%∆
Australia – 6.39%
±AGL Energy			2,279	$25,134
±Alumina			7,883	19,876
±Amcor			4,646	20,430
±AMP			9,410	53,507
±†Aristocrat Leisure			2,108	11,045
±†Asciano Group			3,182	8,319
±ASX			904	22,284
±Australia & New Zealand Banking Group			10,572	163,329
±AXA Asia Pacific Holdings			4,659	19,170
±Bendigo and Adelaide Bank			1,603	15,303
±BHP Billiton			18,244	471,985
±Billabong International			1,091	12,182
±BlueScope Steel			3,871	22,814
±†Boart Longyear Group			8,605	7,762
±Boral			3,255	16,162
±Brambles			7,170	44,738
±Caltex Australia			318	3,145
±Coca-Cola Amatil			3,001	20,037
±Cochlear			333	15,957
±Commonwealth Bank of Australia			7,248	255,447
±Computershare			2,600	19,655
±Crown			2,483	17,245
±CSL			3,208	97,186
±CSR			6,245	12,513
±Dexus Property Group			16,160	19,009
±Farifax Media			7,577	16,235
±†Fortescue Metals Group			6,417	24,415
±Foster's Group			9,737	43,503
±Gandel Retail Trust			8,675	15,740
±Goodman Fielder			9,045	10,261
±Goodman Group			8,386	16,922
±GPT Group			11,809	17,262
±Harvey Norman Holdings			3,604	9,078
±Incitec Pivot			6,160	24,680
±Insurance Australia Group			9,632	31,971
±James Hardie Industries			2,867	11,682
±Leighton Holdings			779	23,977
±Lend Lease			2,057	15,173
±Lion Nathan			1,676	12,548
±Macquarie Airports			4,546	9,994
±Macquarie Group			1,374	42,307
±Macquarie Infrastructure Group			12,761	24,197
±Macquarie Office Trust			13,476	8,610
±Metcash			4,584	14,674
±Mirvac Group			6,255	12,750
±National Australia Bank			8,958	180,794
±Newcrest Mining			2,277	47,311
±OneSteel			4,428	16,380
±Orica			1,817	30,686
±Origin Energy			4,958	64,130
±OZ Minerals			15,817	20,070
±†Paladin Energy			3,309	10,227
±Perpetual			263	10,105
±Qantas Airways			5,280	13,461
±QBE Insurance Group			4,794	103,388
±Rio Tinto			1,579	106,396
±Santos			2,957	45,246
±Sims Group			819	19,843
±Sonic Healthcare			1,727	18,371
±St. George Bank			3,033	71,587
±Stockland			7,611	34,168
±Suncorp-Metway			4,679	35,564
±TABCORP Holdings			2,909	19,111
±Tatts Group			6,809	13,129
±Telstra			23,551	79,013
±Toll Holdings			3,357	19,016
±Transurban Group			6,220	28,506
±†Virgin Blue Holdings			1,039	268
±Wesfarmers			3,482	80,976
±†Wesfarmers - PPS			785	18,070
±Westfield Group			9,681	132,610
±Westpac Banking			10,299	182,545
±Woodside Petroleum			2,573	103,823
±Woolworths			6,703	147,654
±WorleyParsons			801	19,812
				3,452,473
Austria – 0.44%
±Andritz			220	9,495
±Erste Bank der Oesterreichischen Sparkassen			950	47,286
±†Immoeast			2,475	6,251
±IMMOFINANZ			2,490	8,807
±Oest Elettrizitatswirts Class A			403	24,797
±OMV			828	34,894
±Raiffeisen International Bank Holding			282	20,364
±†Strabag			289	12,859
±Telekom Austria			1,771	31,155
±Vienna Insurance Group			233	11,630
±Voestalpine			598	18,683
±Wienerberger			475	12,894
				239,115
Belgium – 0.89%
±Belgacom			875	32,961
±Colruyt			89	22,335
±Delhaize Group			520	30,198
±Dexia			2,733	29,848
±Fortis			11,595	71,621
±Groupe Bruxelles Lambert			411	35,466
±InBev			1,046	62,220
±KBC Ancora			177	11,662
±KBC Groep			894	77,758
±†Mobistar			175	12,315
±Nationale A Portefeuille			231	15,285
±Solvay Class A			305	37,432
±UCB			549	19,502
±Umicore			656	20,255
				478,858
Bermuda – 0.05%
±Seadrill			1,430	29,625
				29,625
China – 0.05%
±CITIC International Financial			9,000	5,957
±†Hutchison Telecommunications International			10,000	11,168
±Yue Yuen Industrial Holdings			3,000	8,195
				25,320
Denmark – 0.96%
±A. P. Moller - Maersk Class A			3	25,874
±A. P. Moller - Maersk Class B			6	52,184
±Carlsberg Class B			400	30,492
±Coloplast Class B			160	11,872
±Danisco			250	14,049
±Danske Bank			2,300	55,369
±DSV			1,100	17,509
±FLSmidth & Co.			300	15,231
±†Jyske Bank			294	14,801
±Novo Nordisk Class B			2,550	132,174
±Novozymes Class B			250	22,275
±Sydbank			370	11,097
±†Topdanmark			100	14,328
±TrygVesta			183	11,764
±†Vestas Wind Systems			1,000	87,270
±†William Demant Holding			100	4,497
				520,786
Finland – 1.40%
±Cargotec Class B			89	1,818
±Elisa			800	15,695
±Fortum			2,394	80,327
±Kesko Class B			400	10,232
±Kone Class B			818	22,258
±Metso			700	17,165
±Neste Oil			723	15,076
±Nokia			20,700	386,016
±Nokian Renkaat			580	13,954
±Orion Class B			609	10,316
±Outokumpu			600	9,558
±Pohjola Bank			700	10,200
±Rautaruukki			400	7,993
±Sampo Class A			2,171	49,385
±Sanoma			540	10,210
±Stora Enso Class R			3,000	29,308
±UPM-Kymmene			2,600	40,559
±Wartsila			400	16,848
±YIT			808	8,436
				755,354
France – 10.21%
±Accor			971	51,849
±ADP			165	13,621
±Air France-KLM			756	17,306
±Air Liquide			1,295	142,275
±Alcatel-Lucent			11,510	44,348
±Alstom			1,132	85,914
±†Atos Origin			382	16,808
±AXA			8,295	271,483
±BIC			62	3,221
±BNP Paribas			4,440	423,756
±Bouygues			1,203	54,487
±†Bureau Veritas			229	11,714
±Cap Gemini			702	33,157
±Carrefour			3,488	164,454
±Casino Guichard Perrachon			236	21,054
±Christian Dior			285	21,611
±†Cie Generale de Geophysique-Veritas			690	21,889
±CNP Assurances			199	22,473
±Compagnie de Saint-Gobain			1,529	79,079
±Compagnie Generale des Etablissements Michelin Class B			727	47,081
±Credit Agricole			4,756	91,584
±Dassault Systemes			350	18,750
±EDF			1,121	81,049
±†Eiffage			222	11,893
±†Eramet			30	11,491
±Essilor International			1,010	50,436
±Eurazeo			153	12,932
±†Eutelsat Communications			531	14,122
±France Telecom			9,806	275,006
±GDF Suez			5,859	304,768
±Gecina			103	11,100
±Groupe Danone			2,402	170,348
±Hermes International			348	56,608
±ICADE			134	10,854
±Imerys			187	10,742
±JC Decaux			152	3,328
±Klepierre			419	16,396
±Lafarge			802	84,426
±Lagardere			623	28,078
±Legrand			517	11,658
±L'Oreal			1,284	125,968
±LVMH Moet Hennessy Vuitton			1,292	113,409
±M6-Metropole Television			150	3,297
±Natixis			8,511	28,495
±Neopost			177	16,687
±PagesJaunes Groupe			839	11,706
±Pernod-Ricard			921	81,117
±Peugeot			779	29,313
±PPR			390	34,890
±Publicis Groupe			710	22,359
±Renault			1,043	66,458
±†Safran			1,047	18,320
±Sanofi-Aventis			5,622	369,556
±Schneider Electric			1,168	100,284
±SCOR			946	18,392
±Societe Generale			2,550	229,025
±Sodexo			495	29,207
±Suez			156	7,664
±†Suez Enviornnement			1,385	34,096
±†Technip			520	29,214
±Television Francaise 1			745	13,196
±Thales			473	23,866
±Total			11,727	712,288
±Unibail-Rodamco			437	88,403
±Valeo			442	13,373
±Vallourec			263	56,740
±Veolia Environnement			2,032	83,584
±Vinci			2,209	104,061
±Vivendi			6,387	200,201
±†Wendel			157	12,520
±Zodiac			265	12,636
				5,513,474
Germany – 8.70%
±Adidas			1,017	54,419
±Allianz			2,465	339,572
±BASF			5,075	244,926
±Bayer			4,100	300,915
±Bayerische Motoren Werke			1,859	72,387
±Beiersdorf			467	29,637
±Bilfinger Berger			224	11,764
±Celesio			475	20,706
±Commerzbank			3,608	55,583
±Continental			757	62,442
±Daimler			4,743	239,453
±Deutsche Bank			2,966	215,332
±Deutsche Boerse			1,084	100,375
±Deutsche Lufthansa			1,217	23,958
±Deutsche Post			4,425	92,809
±Deutsche Postbank			434	16,912
±Deutsche Telekom			15,500	235,470
±E.ON			10,335	524,816
±Fraport			207	12,270
±Fresenius			171	12,548
±Fresenius Medical Care			957	49,437
±Furkukawa Electric			4,000	17,664
±GEA Group			806	15,929
±†Hamburger Hafen und Logistik			170	10,129
±Hannover Rueckversicherung			361	12,994
±Heidelberger Zement			148	15,610
±Henkel			694	21,262
±Hochtief			234	11,246
±Hypo Real Estate Holding			878	5,004
±†Infineon Technologies			3,872	21,713
±IVG Immobilien			669	6,540
±K+S			840	59,800
±Linde			719	76,989
±MAN			532	36,182
±Merck			332	35,399
±Metro			589	29,539
±Muenchener Rueckversicherungs			1,133	171,424
±Puma			41	11,290
±†Q-Cells			316	26,859
±Rheinmetall			203	11,056
±RWE			2,434	233,555
±Salzgitter			214	22,047
±SAP			4,768	253,691
±Siemens			4,726	444,436
±Solarworld			451	19,664
±ThyssenKrupp			2,031	61,953
±TUI			1,151	18,920
±†United Internet			847	9,226
±Volkswagen			795	312,124
±Wacker Chemie			90	13,000
				4,700,976
Greece – 0.63%
±Alpha Bank			1,910	41,576
±Coca-Cola Hellenic Bottling			880	19,204
±EFG Eurobank Ergasias			1,630	29,707
±Hellenic Petroleum			280	2,983
±Hellenic Telecommunications Organization			1,420	25,520
±†Marfin Investment Group			3,568	25,591
±National Bank of Greece			2,636	106,788
±†OPAP			1,140	34,985
±Piraeus Bank			1,650	34,350
±Public Power			620	9,563
±Titan Cement			360	11,887
				342,154
Hong Kong – 1.98%
±ASM Pacific Technology			1,000	5,780
±Bank of East Asia			7,400	23,294
±BOC Hong Kong Holdings			19,000	33,968
±Cathay Pacific Airways			7,000	11,940
±Cheung Kong Holdings			8,000	90,632
±Cheung Kong Infrastructure			3,000	13,961
±Chinese Estates			2,000	2,478
±CLP Holdings			11,000	88,738
±Esprit Holdings			5,500	34,093
±†Foxconn International Holdings			15,000	6,710
±Hang Lung Group			5,000	15,839
±Hang Lung Properties			11,000	25,895
±Hang Seng Bank			4,300	81,290
±Henderson Land Development			6,000	26,747
±Hong Kong & China Gas			20,600	47,025
±Hong Kong Electric Holdings			7,000	43,968
±Hong Kong Exchanges & Clearing			6,000	73,900
±Hopewell Holdings			4,000	14,527
±Hutchison Whampoa			11,000	84,488
±Hysan Development			4,000	10,413
±Kerry Properties			3,500	11,344
±Kingboard Chemicals Holdings			2,000	6,829
±Li & Fung			12,000	29,365
±Lifestyle Intl Hldgs			5,500	6,247
±Link REIT			11,583	24,079
±†Mongolia Energy			19,000	10,231
±MTR			7,500	22,146
±New World Development			13,000	14,479
±NWS Holdings			4,000	7,178
±Pacific Basin Shipping			9,000	7,483
±Pccw			23,000	9,584
±Shagri-La Asia			8,000	11,462
±Sino Land			10,000	11,200
±Sun Hung Kai Properties			8,000	82,440
±Swire Pacific Class A			4,000	35,161
±Television Broadcasts			1,000	4,247
±Wharf Holdings			7,000	19,999
±Wheelock			6,000	10,883
±†Wing Hang Bank			500	3,842
±†Wing Lung Bank			400	7,997
				1,071,882
Ireland – 0.39%
±Allied Irish Banks			4,419	36,320
±Anglo Irish Bank			3,965	21,610
±Bank of Ireland			5,107	28,466
±CRH			3,017	63,835
±†Elan			2,437	25,791
±Irish Life & Permanent			1,634	11,445
±Kerry Group Class A			761	22,280
†Ryanair Holdings ADR			122	2,736
				212,483
Italy – 3.67%
±A2A			6,843	17,458
±Alleanza Assicurazioni			2,302	21,156
±Assicurazioni Generali			5,695	189,024
±Atlantia			1,328	27,356
±†Autogrill			244	2,770
±Banca Carige			4,387	14,490
±Banca Monte Dei Paschi Siena			13,647	33,959
±Banca Popolare di Milano			2,154	18,303
±†Banco Popolare			3,631	56,396
±Bulgari			349	3,123
±†Enel			23,736	198,106
±ENI			14,179	375,764
±Fiat			3,555	47,763
±Finmeccanica			1,520	32,944
±Fondiaria			445	10,502
±IFIL - Investments			2,037	9,236
±Intesa Sanpaolo			4,803	22,910
±Intesa Sanpaolo Ordinary Shares			42,135	231,684
±Italcementi			549	6,799
±Italcementi Savings Shares			768	7,237
±Lottomatica			404	10,577
±Luxottica Group			773	17,782
±Mediaset			4,040	25,653
±Mediobanca			2,537	34,428
±Mediolanum			1,692	7,749
±Parmalat			8,899	21,002
±Pirelli			17,513	10,331
±†Prysmian			644	12,666
±Saipem			1,332	39,848
±Snam Rete Gas			4,159	25,130
±Telecom Italia			55,020	81,870
±Telecom Italia Savings Shares			30,876	34,993
±†Terna			6,407	23,551
±UBI Banca			3,408	74,645
±UniCredit			60,733	227,061
±Unipol Gruppo Finanziario			4,515	9,687
				1,983,953
Japan – 22.10%
±†77 Bank			1,000	5,043
±Acom			400	13,671
±Advantest			800	16,917
±Aeon			3,300	33,717
±Aeon Mall			400	11,922
±Aioi Insurance			3,000	14,964
±Aisin Seiki			1,000	24,491
±Ajinomoto			3,000	28,594
±†Alfresa Holdings			100	4,841
±All Nippon Airways			4,000	14,250
±†Alps Electric			1,200	9,394
±†Amada			1,000	5,492
±Aozora Bank			5,000	7,838
±Asahi Breweries			2,000	35,055
±Asahi Glass			5,000	43,955
±Asahi Kasei			6,000	25,246
±†Asics			1,000	7,774
±Astellas Pharma			2,700	113,457
±†Bank of Kyoto			2,000	20,413
±Bank of Yokohama			6,000	29,722
±Benesse			400	16,338
±Bridgestone			3,100	58,690
±†Brother Industries			1,400	14,824
±Canon			5,700	216,102
±Casio Computer			1,400	13,145
±†Central Japan Railway			8	75,440
±†Chiba Bank			4,000	20,973
±Chubu Electric Power			3,700	87,186
±Chugai Pharmaceutical			1,200	19,556
±†Chugoku Bank			1,000	13,955
±†Chugoku Electric Power			1,400	28,704
±Chuo Mitsui Trust Holdings			5,000	26,995
±Citizen Watch			1,800	12,476
±†Coca-Cola West Holdings			400	9,039
±Cosmo Oil			4,000	9,488
±Credit Saison			900	14,792
±†CSK Holdings			500	7,307
±Dai Nippon Printing			3,000	40,467
±†Daicel Chemical Industries			2,000	8,998
±†Daido Steel			1,000	5,293
±Daihatsu Motor			1,000	10,941
±Daiichi Sankyo			3,800	97,917
±Daikin Industries			1,300	43,848
±Dainippon Sumitomo Pharma			1,000	8,192
±Daito Trust Construction			500	18,597
±Daiwa House Industry			3,000	28,683
±Daiwa Securities Group			7,000	50,989
±†Dena			2	8,059
±Denki Kagaku Kogyo			3,000	7,893
±Denso			2,400	58,870
±†Dentsu			11	22,124
±DIC			4,000	7,576
±Dowa Holdings			2,000	8,969
±East Japan Railway			18	134,244
±Eisai			1,300	50,767
±†Electric Power Development			700	22,606
±†Elpida Memory			700	13,157
±FamilyMart			400	16,926
±Fanuc			1,000	75,235
±Fast Retailing			300	30,593
±Fuji Electric Holdings			4,000	9,663
±Fuji Heavy Industries			3,000	15,197
±FUJIFILM Holdings			2,700	69,612
±Fujitsu			11,000	61,845
±†Fukuoka Financial Group			4,000	14,721
±†Gunma Bank			3,000	17,108
±†Hachijuni Bank			3,000	15,915
±†Hakuhodo DY Holdings			180	8,683
±†Hankyu Hanshin Holdings			6,000	27,560
±Hino Motors			2,000	8,162
±Hirose Electric			200	19,063
±†Hiroshima Bank /The			3,000	11,113
±†Hisamitsu Pharmaceutical			400	17,508
±Hitachi			19,000	128,274
±†Hitachi Chemical			200	2,684
±Hitachi Construction Machinery			600	14,831
±†Hitachi High-Technologies			500	9,915
±†Hitachi Metals			1,000	11,953
±†Hokkaido Electric Power			1,000	20,881
±†Hokuhoku Financial Group			7,000	15,622
±†Hokuriku Electric Power			1,000	24,064
±Honda Motor			9,000	273,008
±HOYA			2,100	41,661
±†Ibiden			700	17,042
±†Idemitsu Kosan			100	8,099
±IHI			9,000	14,142
±†INPEX			4	33,995
±†Isetan Mitsukoshi Holdings			1,900	22,294
±Isuzu Motors			7,000	19,454
±ITOCHU			8,000	48,196
±Iyo Bank			1,000	10,901
±†J Front Retailing			3,000	17,308
±Jafco			200	7,539
±†Japan Airlines Corp			6,000	12,355
±†Japan Petroleum Exploration			100	5,134
±Japan Prime Realty Investment			4	9,485
±Japan Real Estate Investment			2	16,139
±Japan Retail Fund Investment			2	8,223
±†Japan Steel Works			2,000	24,867
±Japan Tobacco			25	94,232
±JFE Holdings			2,800	86,849
±JGC			1,000	16,044
±†Joyo Bank			4,000	18,211
±†JS Group			1,500	18,884
±†JSR			1,000	13,336
±JTEKT			1,200	13,692
±Kajima			5,000	15,105
±†Kamigumi			1,000	7,512
†Kaneka			1,000	5,525
±Kansai Electric Power			4,200	93,448
±Kansai Paint			2,000	12,406
±Kao			3,000	80,456
±Kawasaki Heavy Industries			8,000	17,069
±Kawasaki Kisen Kaisha			3,000	18,561
±KDDI			16	90,639
±Keihin Electric Express Railway			3,000	19,664
±Keio			3,000	16,157
±Keisei Electric Railway			2,000	11,012
±Keyence			200	39,898
±Kikkoman			1,000	13,546
±Kinden			1,000	9,527
±†Kintetsu			9,000	31,365
±Kirin Holdings			4,000	52,559
±Kobe Steel			14,000	28,173
±Komatsu			4,900	80,224
±†Konami			600	15,098
±Konica Minolta Holdings			2,500	28,573
±Kubota			6,000	37,847
±Kuraray			2,000	19,881
±Kurita Water Industries			600	14,054
±Kyocera			900	68,318
±Kyowa Hakko Kirin			2,000	21,035
±Kyushu Electric Power			1,900	39,607
±†Lawson Inc			400	18,447
±Leopalace21			900	6,960
±Mabuchi Motor			200	9,095
±†Makita			700	14,340
±Marubeni			8,000	36,266
±Marui Group			1,700	12,696
±Mazda Motor			5,000	20,364
±†Mediceo Paltac Holding			1,000	12,234
±Meiji Dairies			2,000	10,693
±Minebea			2,000	7,502
±Mitsubishi			7,100	148,114
±Mitsubishi Chemical Holdings			6,500	34,359
±Mitsubishi Electric			10,000	67,474
±Mitsubishi Estate			6,000	118,236
±†Mitsubishi Gas Chemical			1,000	4,836
±Mitsubishi Heavy Industries			18,000	78,186
±Mitsubishi Logistics			1,000	12,671
±Mitsubishi Materials			6,000	18,847
±Mitsubishi Motors			19,000	32,018
±Mitsubishi Rayon			4,000	9,907
±Mitsubishi Tanabe Pharma			2,000	27,798
±Mitsubishi UFJ Financial Group			56,100	489,229
±†Mitsubishi UFJ Lease & Finance			390	12,763
±Mitsui			9,000	111,734
±Mitsui Chemicals			4,000	17,635
±†Mitsui Engineer & Shipbuilding			1,000	1,906
±Mitsui Fudosan			5,000	96,614
±Mitsui Mining & Smelting			4,000	9,337
±Mitsui OSK Lines			6,000	52,133
±†Mitsui Sumitomo Insurance Group Holdings			2,100	71,524
±†Mitsumi Electric			600	15,237
±Mizuho Financial Group			53	231,788
±Murata Manufacturing			1,100	44,410
±Namco Bandai Holdings			1,200	13,193
±NEC			10,000	42,743
±NGK Insulators			1,000	12,243
±NGK Spark Plug			1,000	9,736
±†Nidec			600	36,913
±Nikon			2,000	47,980
±Nintendo			500	212,097
±†Nippon Building Fund			3	29,003
±Nippon Electric Glass			2,000	18,118
±Nippon Express			4,000	17,858
±†Nippon Meat Packers			1,000	15,165
±Nippon Mining Holdings			4,500	18,127
±Nippon Oil			7,000	35,251
±Nippon Paper Group			5	14,613
±Nippon Sheet Glass			3,000	15,537
±Nippon Steel			28,000	105,709
±Nippon Telegraph & Telephone			28	124,982
±Nippon Yusen			6,000	39,113
±†Nipponkoa Insurance			4,000	22,484
±†Nishi-Nippon City Bank			5,000	12,486
±Nissan Chemical Industries			1,000	9,183
±Nissan Motor			12,400	83,850
±Nisshin Seifun Group			500	6,731
±Nisshin Steel			5,000	9,673
±Nisshinbo Industries			1,000	9,753
±Nissin Food Products			500	17,821
±Nitori			250	14,854
±Nitto Denko			900	22,898
±NOK			800	8,969
±Nomura Holdings			9,400	122,677
±†Nomura Real Estate Holdings			400	9,528
±Nomura Real Estate Office Fund			1	6,834
±†Nomura Research Institute			700	14,408
±NSK			3,000	17,332
±NTN			3,000	15,591
±NTT Data			7	27,676
±NTT DoCoMo			85	136,066
±NTT Urban Development			8	9,728
±Obayashi			4,000	20,229
±Obic			50	8,160
±Odakyu Electric Railway			3,000	22,207
±OJI Paper			5,000	25,139
±Olympus			1,000	29,229
±Omron			1,200	18,628
±Ono Pharmaceutical			500	23,101
±Onward Holdings			1,000	10,459
±Oracle Corp. Japan			300	13,654
±†Oriental Land			300	20,339
±ORIX			460	57,598
±Osaka Gas			10,000	34,435
±Panasonic			10,000	172,403
±Panasonic Electric Works			2,000	17,762
±Pioneer			1,200	7,916
±Promise			450	8,708
±Rakuten			36	20,315
±Resona Holdings			27	36,426
±Ricoh			4,000	56,246
±Rohm			500	27,503
±†Sankyo			300	15,229
±†Santen Pharmaceutical			200	5,084
±Sanyo Electric			9,000	15,627
±†Sapporo Hokuyo Holdings			2	10,012
±Sapporo Holdings			1,000	7,426
±SBI Holdings			93	13,923
±Secom			1,100	45,826
±Sega Sammy Holdings			400	3,618
±Seiko Epson			700	16,280
±Sekisui Chemical			3,000	17,834
±Sekisui House			2,000	18,363
±Seven & I Holdings			4,800	137,910
±Sharp			5,000	54,638
±†Shikoku Electric Power			1,000	25,118
±Shimadzu			1,000	8,104
±†Shimamura			200	13,413
±Shimano			400	13,771
±Shimizu			4,000	19,055
±Shin-Etsu Chemical			2,200	104,616
±Shinko Securities			4,000	11,295
±Shinsei Bank			8,000	24,608
±Shionogi			2,000	40,511
±Shiseido			2,000	44,789
±†Shizuoka Bank			3,000	29,538
±Showa Denko			7,000	14,761
±Showa Shell Sekiyu			1,300	12,662
±SMC			300	31,258
±Softbank			3,800	49,522
±†Sojitz			6,800	15,761
±Sompo Japan Insurance			4,000	33,952
±Sony			5,500	169,615
±Sony Financial Holdings			5	19,687
±†Square Enix Holdings			400	11,699
±†Stanley Electric			900	13,204
±†Sumco			800	12,663
±Sumitomo			5,600	52,216
±Sumitomo Chemical			8,000	35,342
±Sumitomo Electric Industries			3,800	41,362
±Sumitomo Heavy Industries			3,000	14,304
±Sumitomo Metal Industries			22,000	68,206
±Sumitomo Metal Mining			3,000	30,067
±Sumitomo Mitsui Financial Group			36	225,718
±Sumitomo Realty & Development			2,000	43,559
±†Sumitomo Rubber Industries			1,100	9,800
±Sumitomo Trust & Banking			7,000	46,639
±†Suruga Bank			2,000	23,281
±†Suzuken			400	12,156
±Suzuki Motor			1,800	33,354
±†T&D Holdings			1,000	52,824
±Taiheiyo Cement			5,000	7,290
±Taisei			6,000	15,659
±Taisho Pharmaceutical			1,000	19,835
±†Taiyo Nippon Sanso Corp			1,000	7,922
±†Takashimaya			1,000	8,714
±Takeda Pharmaceutical			4,600	231,623
±Takefuji			750	9,760
±TDK			600	30,053
±Teijin			5,000	15,025
±Terumo			900	46,950
±THK			800	12,449
±Tobu Railway			4,000	19,397
±†Toho			700	14,650
±†Toho Gas			3,000	16,547
±†Tohoku Electric Power			2,200	47,290
±Tokio Marine Holdings			3,700	135,847
±†Tokuyama			2,000	11,605
±Tokyo Electric Power			6,700	164,857
±Tokyo Electron			900	40,728
±Tokyo Gas			12,000	50,072
±†Tokyo Steel Manufacturing			900	8,860
±Tokyo Tatemono			2,000	9,512
±†Tokyu			6,000	28,667
±†Tokyu Land			3,000	11,152
±†TonenGeneral Sekiyu			1,000	8,214
±Toppan Printing			3,000	23,397
±Toray Industries			7,000	32,865
±Toshiba			17,000	74,145
±Tosoh			3,000	8,853
±TOTO			1,000	7,395
±Toyo Seikan Kaisha			1,000	15,351
±†Toyo Suisan Kaisha			1,000	25,352
±†Toyoda Gosei			500	8,496
±Toyota Industries			900	22,714
±Toyota Motor			15,000	641,316
±†Toyota Tsusho			1,200	15,723
±Trend Micro			500	18,952
±Ube Industries			6,000	16,179
±†Unicharm			200	15,353
±†UNY			1,000	10,177
±Ushio			300	4,943
±†USS			160	10,291
±West Japan Railway			9	38,544
±Yahoo Japan			79	25,863
±Yakult Honsha			600	18,489
±Yamada Denki			450	34,111
±†Yamaguchi Financial Group			1,000	12,204
±Yamaha			1,000	17,053
±†Yamaha Motor			1,100	15,025
±Yamato Holdings			2,000	22,401
±†Yamato Kogyo			300	10,483
±†Yamazaki Baking			1,000	12,128
±†Yaskawa Electric Corp			1,000	5,695
±Yasuda Trust & Banking			9,000	12,349
±Yokogawa Electric			500	3,175
				11,940,066
Luxembourg – 0.11%
±†Millicom International Cellular SDR			368	25,407
±SES FDR			1,554	32,163
				57,570
Netherlands – 3.01%
±Aegon			7,790	68,908
±Akzo Nobel			1,525	73,200
±ArcelorMittal			4,659	235,969
±†ASML Holding			2,169	37,900
±†Boskalis Westminster CVA			319	15,118
±Corio			245	17,404
±European Aeronautic Defence & Space			1,675	28,578
±Fugro CVA			313	18,480
±Heineken			1,225	49,208
±Heineken Holding NV			586	23,002
±ING Groep CVA			10,225	219,162
±Koninklijke Ahold			6,680	77,152
±Koninklijke DSM			697	32,962
±Koninklijke KPN			9,929	143,369
±Koninklijke Philips Electronics			5,661	153,570
±Randstad Holding			579	15,222
±Reed Elsevier			3,139	46,559
±SBM Offshore			801	17,145
±†SNS Reaal			744	8,489
±TNT			2,141	59,310
±†TomTom			144	2,648
±Unilever CVA			8,907	250,678
±Wolters Kluwer			1,529	30,985
				1,625,018
New Zealand – 0.09%
±Auckland International Airport			2,362	3,104
±Contact Energy			1,969	10,424
±Fletcher Building			3,008	13,589
±Sky City Entertainment Group			1,211	3,007
±Telecom Corp. of New Zealand			9,803	18,134
				48,258
Norway – 0.79%
±Aker Solutions			908	14,703
±DnB NOR			3,800	29,478
±†Frontline			300	14,167
±Norsk Hydro			3,626	24,529
±Orkla			4,158	38,261
±†Petroleum Geo-Services			941	12,434
±†Renewable Energy			794	14,717
±StatoilHydro			7,100	168,710
±Storebrand			2,200	13,075
±Telenor			4,800	59,768
±Yara International			1,000	35,588
				425,430
Portugal – 0.30%
±Banco BPI			2,295	7,136
±Banco Comercial Portugues			12,751	20,856
±Banco Espirito Santo			1,278	15,844
±BRISA			1,773	17,632
±†Cimpor Cimentos de Portugal			1,795	11,505
±Energias de Portugal			9,256	38,839
±Jeronimo Martins			1,384	11,801
±Portugal Telecom			3,439	34,577
±Zon Multimedia Servicos de Telecomunicacoes e Multimedia			382	2,824
				161,014
Singapore – 1.19%
±Ascendas Real Estate Investment Trust			7,000	9,247
±CapitaCommerical Trust			2,000	1,860
±CapitaLand			9,000	19,618
±CapitaMall Trust			7,000	11,163
±City Developments			3,000	18,759
±ComfortDelgro			12,000	12,633
±Cosco Corp. Singapore			2,000	2,146
±DBS Group Holdings			6,000	71,503
±Fraser and Neave			6,000	15,049
±†Genting International			22,000	7,057
±Golden Agri-Resources			32,000	7,135
±Jardine Cycle & Carriage			1,000	11,000
±†Keppel			7,000	38,681
±Keppel Land			3,000	5,992
±Noble Group			10,000	9,516
±Olam International			8,000	10,203
±Oversea-Chinese Banking			14,000	70,686
±Parkway Holdings			2,000	2,649
±SembCorp Industries			6,000	13,746
±SembCorp Marine			5,000	10,630
±Singapore Airlines			3,000	30,138
±Singapore Exchange			5,000	21,781
±Singapore Press Holdings			8,000	22,320
±Singapore Technologies Engineering			8,000	15,192
±Singapore Telecommunications			43,000	98,286
±United Overseas Bank			7,000	83,684
±UOL Group			4,000	7,075
±Venture			1,000	5,440
±Wilmar International			5,000	8,867
				642,056
Spain – 4.17%
±Abertis Infraestructuras			1,411	27,768
±Acciona			150	22,857
±†Acerinox			843	15,097
±†ACS			986	39,911
±Banco Bilbao Vizcaya Argentaria			19,419	313,964
±Banco de Sabadell			4,721	36,686
±†Banco Popular Espanol			4,029	47,983
±Banco Santander			33,999	509,701
±Bankinter			1,561	19,618
±Cintra			1,310	15,394
±†Criteria Caixacorp			4,545	21,848
±†Enagas			959	20,676
±Fomento de Construcciones y Contratas			259	11,698
±Gamesa Technologica			930	31,858
±Gas Natural SDG			592	21,970
±Gestevision Telecinco			239	2,442
±†Grifols			700	17,883
±Grupo Ferrovial			355	16,316
±Iberdrola			19,163	194,642
±†Iberdrola Renovables			4,461	19,489
±IBERIA			1,103	2,684
±Inditex			1,099	46,495
±†Indra Sistemas			590	14,057
±†Mapfre			3,809	16,648
±†Red Electrica			562	28,613
±Repsol YPF			3,874	114,789
±Sacyr Vallehermoso			166	2,754
±Telefonica			23,345	554,990
±†Union Fenosa			1,847	45,147
±Zardoya Otis			762	16,631
				2,250,609
Sweden – 2.08%
±Alfa Laval			2,000	20,693
±Assa Abloy Class B			1,600	19,372
±Atlas Copco Class A			3,392	38,530
±Atlas Copco Class B			2,072	20,931
±Boliden			2,000	8,409
±Electrolux Class B			1,427	16,691
±Ericsson LM Class B			16,800	159,519
±Getinge Class B			800	16,486
±Hennes & Mauritz Class B			2,700	110,536
±Holmen Class B			400	13,013
±Husqvarna Class B			1,713	12,882
±Investor Class B			2,400	44,934
±†Lundin Petroleum			1,340	11,194
±Modern Times Group Class B			305	10,985
±Nordea Bank			11,000	131,307
±Sandvik			5,705	60,429
±Scania Class B			1,900	23,397
±Securitas Class B			1,600	18,019
±Skandinaviska Enskilda Banken			2,400	37,427
±Skanska Class B			2,000	22,760
±SKF Class B			2,000	25,546
±Ssab Svenskt Stal Class A			1,000	15,899
±Ssab Svenskt Stal Class B			200	2,763
±Svenska Cellulosa Class B			2,900	30,715
±Svenska Handelsbanken Class A			2,600	58,220
±Swedbank Class A			1,900	24,835
±Swedish Match			1,500	26,216
±Tele2 Class B			1,619	18,473
±TeliaSonera			12,000	68,184
±Volvo Class B			6,200	56,005
				1,124,370
Switzerland – 8.01%
±ABB			11,805	228,762
±†Actelion			513	26,434
±Adecco			645	28,020
±†Aryzta			425	17,201
±Baloise Holding			273	18,639
±Compagnie Financiere Richemont Units A			2,883	127,381
±Credit Suisse Group			5,717	266,995
±EFG International			350	10,105
±Geberit			208	25,509
±Givaudan			34	28,399
±Holcim			1,123	82,306
±Julius Baer Holding			1,173	58,334
±Kuehne & Nagel International			293	19,550
±Lindt & Spruengli			5	12,191
±†Logitech International			925	21,115
±Lonza Group			248	31,117
±Nestle			21,321	921,441
±Nobel Biocare Holding			657	21,976
±Novartis			12,918	680,127
±†OC Oerlikon			49	9,706
±Pargesa Holding			160	13,770
±Roche Holding			3,817	597,520
±Schindler Holding			284	17,096
±SGS			25	29,423
±Sonova Holding			260	16,951
±STMicrolectronics			3,465	35,130
±Straumann Holding			49	13,576
±Sulzer			153	16,279
±Swatch Group			289	9,684
±Swatch Group Bearer Shares			162	29,903
±†Swiss Life Holding			179	25,988
±Swiss Reinsurance			1,876	104,128
±Swisscom			117	34,868
±Syngenta			542	114,299
±Synthes			302	41,779
±UBS			16,042	274,197
±Xstrata			3,350	104,514
±Zurich Financial Services			770	213,229
				4,327,642
United Kingdom – 21.01%
±†3i Group			1,986	25,162
±Acergy			1,087	10,988
±Alliance & Leicester			2,406	11,707
±AMEC			1,757	20,136
±Anglo American			7,227	244,500
±Antofagasta			2,130	15,510
±Associated British Foods			1,878	23,863
±AstraZeneca			7,785	340,777
±†Atrium European Real Estate			1,706	12,851
±Aviva			14,005	121,872
±BAE Systems			18,614	137,126
±Balfour Beatty			2,616	14,213
±Barclays			43,600	259,223
±Berkeley Group Holdings Unit			596	8,149
±BG Group			17,882	324,282
±BHP Billiton			11,815	267,637
±BP			102,200	851,537
±†British Airways			3,444	10,506
±British American Tobacco			8,093	264,480
±British Energy Group			5,436	73,814
±British Land			2,627	35,360
±British Sky Broadcasting			5,751	42,809
±BT Group			40,992	118,828
±Bunzl			1,766	20,759
±Burberry Group			2,380	16,828
±Cable & Wireless			12,673	37,586
±Cadbury			7,272	73,537
±†Cairn Energy			747	27,866
±Capita Group			3,105	38,668
±Carnival			851	25,347
±Carphone Warehouse Group			2,934	9,087
±Centrica			19,452	109,355
±Cobham			6,037	20,531
±Compass Group			10,294	63,838
±†Daily Mail & General Trust			1,808	10,441
±Diageo			13,688	233,490
±†Drax Group			1,862	25,086
±Enterprise Inns			2,834	9,163
±†Eurasian Natural Resources			1,674	15,257
±Experian Group			5,236	34,722
±Firstgroup			2,543	24,298
±Friends Provident			12,631	21,481
±G4S			6,718	24,292
±GKN			3,966	14,103
±GlaxoSmithKline			29,705	643,702
±Hammerson			1,535	26,976
±Hays			8,715	12,618
±HBOS			27,927	63,407
±Home Retail Group			4,829	20,371
±HSBC Holdings			65,288	1,055,863
±†ICAP			2,776	17,891
±IMI			1,890	12,760
±Imperial Tobacco Group			5,478	175,931
±Inchcape			2,788	9,417
±Intercontinental Hotels Group			1,461	18,113
±International Power			8,410	54,414
±†Invensys			4,329	16,103
±†Investec			2,378	13,003
±ITV			19,768	14,844
±J Sainsbury			5,501	34,547
±Johnson Matthey			1,114	27,098
±Kazakhmys			1,082	11,401
±Kingfisher			12,304	29,330
±Ladbrokes			3,625	12,240
±Land Securities Group			2,616	59,032
±Legal & General Group			30,768	55,579
±Liberty International			1,360	23,502
±Lloyds TSB Group			30,558	122,916
±Logica			8,046	15,741
±†London Stock Exchange Group			863	13,656
±Lonmin			786	32,144
±Man Group			9,237	56,441
±Marks & Spencer Group			8,246	30,155
±Meggitt			3,910	13,173
±Mitchells & Butlers			2,569	10,207
±Mondi			2,336	10,891
±National Express Group			786	11,379
±National Grid			13,165	167,091
±Next			1,096	20,226
±Old Mutual			25,568	36,017
±Pearson			4,071	44,101
±Persimmon			1,896	13,786
±Prudential			13,136	120,000
±Punch Taverns			596	1,463
±Reckitt Benckiser Group			3,171	153,903
±Reed Elsevier			5,828	57,924
±Rentokil Initial			10,986	13,679
±Rexam			3,422	24,326
±Rio Tinto			5,333	334,860
±Rolls-Royce Group			9,642	58,334
±Royal Bank of Scotland Group			90,143	290,932
±Royal Dutch Shell A Shares			19,272	556,881
±Royal Dutch Shell B Shares			14,907	419,010
±RSA Insurance Group			16,491	44,146
±SABMiller			4,817	94,042
±Sage Group			6,922	24,256
±Schroders			775	14,183
±Scottish & Southern Energy			4,592	117,001
±Segro			2,418	18,218
±Serco Group			2,647	17,274
±Severn Trent			1,221	29,625
±Shire			2,818	44,583
±Smith & Nephew			4,471	47,256
±Smiths Group			1,978	35,865
±Stagecoach Group			3,034	13,801
±Standard Chartered			7,640	187,412
±Standard Life			10,948	47,574
±Tate & Lyle			2,500	17,162
±Tesco			42,060	292,578
±†Thomas Cook Group			3,061	12,131
±Thomson Reuters			1,063	23,751
±Tomkins			4,954	13,831
±†TUI Travel			3,495	13,529
±Tullow Oil			3,611	46,067
±Unilever			6,989	189,771
±†United Business Media			1,400	12,319
±United Utilities Group			3,441	42,607
±Vedanta Resources			766	16,054
±Vodafone Group			291,351	643,374
±Whitbread			963	18,230
±William Hill			2,375	10,025
±WM Morrison Supermarkets			13,443	62,571
±Wolseley			3,497	26,462
±WPP Group			5,631	45,568
				11,349,709
United States – 0.02%
†Dr Pepper Snapple Group			398	10,543
				10,543
Total Common Stock (Cost $63,262,510)				53,288,738

Preferred Stock – 0.43%∆
Germany – 0.41%
±Bayerische Motoren Werke			347	10,493
±Fresenius			403	29,215
±Henkel			918	33,544
±Porsche Automobil Holding			497	55,101
±RWE			217	15,621
±Volkswagen			591	73,680
				217,654
Italy – 0.02%
±†Istituto Finanziario Industriale			157	1,734
±Unipol Gruppo Finanziario			6,128	10,408
				12,142
Total Preferred Stock (Cost $279,340)				229,796

Rights – 0.00%∆
France – 0.00%
±Suez Environnement			1	5
Total Right (Cost $5)				5

Short-Term Investment – 1.10%
Money Market Instrument – 1.10%
Dreyfus Cash Management Fund			595,050	595,050
Total Short-Term Investment (Cost $595,050)				595,050

Total Value of Securities – 100.17%
(Cost $64,136,905)				54,113,589
Liabilities Net of Receivables and Other Assets (See Notes) – (0.17%)				(89,329)
Net Assets Applicable to 7,204,564 Shares Outstanding – 100.00%				$54,024,260

∆Securities have been classified by country of origin.
†Non income producing.
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair valued securities was $53,505,260, which represented 99.04% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
FDR – Foreign Depositary Receipts
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
SDR – Special Drawing Rights

The following financial futures contracts were outstanding at September 30, 2008:

Financial Futures Contracts[1]

Contracts	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Depreciation
10 CAC 40 10 Euro Futures	$58,106	$57,013	12/31/08	$ (1,093)
10 FTSE 100 Index Futures	90,367	88,405	1/1/09	(1,962)
20,000 TOPIX Index Futures	223,990	204,231	1/2/09	(19,759)
				$ (22,814)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) - LVIP SSgA International Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values derived when the settlement date of the contract is an interim date for which quotations are not available.  Financial futures contracts are valued at the daily quoted settlement prices.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment  under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Wihholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable county's tax rules and rates.  The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $64,201,230
Aggregate unrealized appreciation 202,054
Aggregate unrealized depreciation (10,289,695)
Net unrealized depreciation $(10,087,641)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities Derivatives
Level 1 $608,330 $ -
Level 2 53,505,259 (22,814)
Level 3 - -
Total $54,113,589 $(22,814)

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at September 30, 2008.

4. Financial Futures Contracts
The Fund uses financial futures contracts to a  extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP SSgA Bond Index Fund
September 30, 2008
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities – 39.65%
Fannie Mae ARM
4.933% 7/1/38	$348,737	$346,612
5.222% 7/1/38	495,403	499,769
5.557% 9/1/37	1,086,727	1,102,852
Fannie Mae S.F. 15 yr
5.00% 4/1/23	495,796	492,780
5.50% 4/1/22	654,109	660,006
6.00% 8/1/22	147,607	150,506
6.00% 8/1/23	100,000	101,954
Fannie Mae S.F. 30 yr
5.00% 11/1/36	250,243	244,387
5.50% 10/1/34	1,095,353	1,094,513
5.50% 6/1/37	1,420,460	1,412,660
5.50% 2/1/38	2,000,179	1,996,345
5.50% 7/1/38	1,001,659	999,639
6.00% 11/1/36	254,291	257,859
6.00% 5/1/38	1,154,659	1,170,678
6.00% 8/1/38	1,994,352	2,022,019
6.50% 9/1/37	198,762	204,024
6.50% 5/1/38	1,134,810	1,164,738
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/38	500,000	472,969
5.00% 10/1/38	250,000	243,594
7.00% 10/1/38	500,000	522,344
Freddie Mac S.F. 15 yr
4.50% 6/1/23	247,396	240,975
5.00% 6/1/22	1,990,696	1,975,306
5.50% 6/1/23	490,426	494,032
Freddie Mac S.F. 30 yr
5.00% 2/1/37	1,199,839	1,169,888
5.00% 12/1/37	2,685,808	2,617,926
5.50% 1/1/37	1,224,564	1,219,224
5.50% 5/1/37	1,992,022	1,983,335
5.50% 7/1/37	413,088	411,222
6.00% 8/1/38	2,742,996	2,779,336
6.50% 6/1/38	499,510	512,749
7.00% 6/1/38	272,984	285,886
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/38	500,000	487,031
6.00% 10/1/38	1,000,000	1,017,188
6.50% 10/1/38	500,000	512,656
Government National Mortgage Association S.F. 30 yr
5.00% 3/15/35	523,678	514,497
5.00% 8/15/38	249,705	245,210
6.00% 5/15/37	999,901	1,016,191
6.00% 7/15/38	249,764	253,833
6.50% 3/15/38	150,000	153,791
6.50% 9/15/38	250,025	256,343
Government National Mortgage Association S.F. 30 yr TBA 5.50% 10/1/38	2,500,000	2,502,346
Total Agency Mortgage-Backed Securities (Cost $35,898,006)		35,809,213

Agency Obligations – 9.64%
Fannie Mae
3.00% 4/28/10	25,000	24,889
3.25% 2/10/10	500,000	500,716
3.25% 8/12/10	500,000	501,390
4.625% 10/15/13	800,000	824,474
4.75% 3/12/10	400,000	409,019
5.00% 2/16/12	400,000	417,670
5.00% 5/11/17	100,000	102,472
6.25% 5/15/29	100,000	114,996
7.125% 1/15/30	100,000	126,772
Federal Farm Credit Bank
3.875% 8/25/11	25,000	25,204
4.10% 5/15/13	25,000	24,823
Federal Home Loan Bank
2.375% 4/30/10	500,000	493,144
3.375% 8/13/10	600,000	600,842
3.75% 1/8/10	500,000	503,367
5.00% 11/17/17	300,000	302,911
5.125% 8/14/13	200,000	208,441
5.375% 8/19/11	350,000	365,685
5.50% 7/15/36	50,000	52,758
Freddie Mac
3.60% 5/20/11	25,000	25,013
3.875% 6/29/11	1,000,000	1,014,314
4.00% 6/3/11	25,000	25,025
4.125% 7/12/10	250,000	254,327
4.50% 7/15/13	500,000	512,786
4.875% 2/9/10	250,000	255,681
4.875% 6/13/18	550,000	558,505
5.00% 7/15/14	100,000	104,146
5.00% 4/18/17	75,000	76,844
5.00% 4/30/18	25,000	24,953
6.75% 3/15/31	100,000	122,507
Tennessee Valley Authority
5.50% 7/18/17	100,000	104,965
5.88% 4/1/36	25,000	27,775
Total Agency Obligations (Cost $8,762,894)		8,706,414

Commercial Mortgage-Backed Securities – 3.94%
Bank of America Commercial Mortgage
•Series 2000-2 A2 7.197% 9/15/32	100,000	101,117
Series 2006-6 A2 5.309% 10/10/45	150,000	143,052
•Series 2007-3 A4 5.658% 6/10/49	200,000	169,969
Series 2007-5 A4 5.492% 2/10/51	25,000	20,807
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	100,000	96,144
Series 2004-T14 A3 4.80% 1/12/41	150,000	146,355
Series 2006-PW13 A4 5.54% 9/11/41	150,000	133,625
•Citigroup Commercial Mortgage Trust Series 2008-C7 A2B 6.096% 12/10/49	200,000	186,185
◆•Commercial Mortgage Pass Through Certificates Series 2006-C7 A3 5.706% 6/10/46	100,000	94,631
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/27	200,000	168,543
Credit Suisse First Boston Mortgage Securities Series 2001-CK6 A3 6.387% 8/15/36	150,000	149,732
•Credit Suisse Mortgage Capital Certificates Series 2008-C1 A3 6.219% 9/15/17	200,000	175,914
General Electric Capital Commercial Mortgage Series 2000-1 A2 6.496% 1/15/33	114,192	114,662
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4 4.761% 7/10/39	245,450	218,494
Greenwich Capital Commercial Funding
•Series 2006-GG7 A4 5.914% 7/10/38	200,000	181,731
Series 2007-GG11 A2 5.597% 12/10/49	245,000	223,877
JP Morgan Chase Commercial Mortgage Securities
Series 2001-C1 A3 5.857% 10/12/35	100,000	98,503
•Series 2004-C2 A3 5.209% 5/15/41	150,000	140,135
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	86,982
•Lehman Brothers-UBS Commercial Mortgage Trust
Series 2007-C6 A4 5.858% 7/15/40	250,000	214,090
Series 2007-C7 A3 5.866% 9/15/45	25,000	21,423
Morgan Stanley Capital I
Series 2004-T15 A3 5.03% 6/13/41	250,000	238,632
•Series 2007-HQ12 A4 5.632% 8/12/16	200,000	171,926
•Wachovia Bank Commercial Mortgage Trust
Series 2003-C8 A4 4.964% 11/15/35	100,000	91,882
Series 2007-C32 A3 5.741% 6/15/49	200,000	169,622
Total Commercial Mortgage-Backed Securities (Cost $3,739,004)		3,558,033

Corporate Bonds – 16.36%
Aerospace & Defense – 0.29%
Boeing 6.125% 2/15/33	20,000	19,384
General Dynamics 4.25% 5/15/13	50,000	49,781
Honeywell International 4.25% 3/1/13	50,000	48,617
Lockheed Martin 6.15% 9/1/36	25,000	23,893
Raytheon 6.40% 12/15/18	50,000	49,613
United Technologies
5.375% 12/15/17	50,000	48,417
6.125% 7/15/38	25,000	24,235
		263,940
Air Freight & Logistics – 0.09%
United Parcel Service
4.50% 1/15/13	50,000	50,589
6.20% 1/15/38	30,000	27,992
		78,581
Automobiles – 0.11%
Daimler Finance North America
6.50% 11/15/13	50,000	48,846
7.75% 1/18/11	50,000	51,857
		100,703
Beverages - 0.30%
Anheuser-Busch
4.95% 1/15/14	50,000	46,129
6.00% 4/15/11	50,000	49,758
Coca-Cola Enterprises 8.50% 2/1/12	50,000	55,392
Diageo Capital 5.75% 10/23/17	50,000	48,064
Diageo Finance 5.50% 4/1/13	25,000	25,188
Pepsico 5.00% 6/1/18	50,000	48,366
		272,897
Capital Markets – 2.17%
Bank of New York Mellon 4.95% 11/1/12	100,000	95,168
Bear Stearns Companies
4.65% 7/2/18	100,000	78,456
5.70% 11/15/14	50,000	46,803
Credit Suisse New York 6.00% 2/15/18	100,000	87,270
Credit Suisse USA
4.125% 1/15/10	100,000	96,961
6.50% 1/15/12	50,000	49,376
Deutsche Bank London
4.875% 5/20/13	100,000	96,013
5.375% 10/12/12	25,000	24,111
Goldman Sachs Group
5.35% 1/15/16	150,000	121,489
5.95% 1/18/18	50,000	41,318
6.60% 1/15/12	100,000	93,286
6.75% 10/1/37	100,000	66,920
KFW
3.75% 6/27/11	300,000	305,780
4.00% 10/15/13	100,000	100,903
4.50% 7/16/18	100,000	100,624
Merrill Lynch
6.15% 4/25/13	100,000	92,495
6.875% 4/25/18	100,000	88,623
Morgan Stanley
4.75% 4/1/14	100,000	53,065
5.95% 12/28/17	100,000	62,742
Morgan Stanley Dean Witter 6.75% 4/15/11	100,000	74,051
Rentenbank 4.125% 7/15/13	100,000	101,182
UBS 5.75% 4/25/18	100,000	87,128
		1,963,764
Chemicals – 0.22%
Dow Chemical 7.375% 11/1/29	25,000	24,296
duPont (E.I.) deNemours
5.00% 7/15/13	50,000	49,298
5.25% 12/15/16	25,000	23,512
Monsanto
7.375% 8/15/12	50,000	53,335
5.125% 4/15/18	25,000	23,821
Rohm & Haas 5.60% 3/15/13	25,000	24,561
		198,823
Commercial Banks – 0.79%
BAC Capital Trust VI 5.625% 3/8/35	100,000	76,590
Barclays Bank 5.45% 9/12/12	100,000	99,801
Eksportfinans 5.50% 5/25/16	50,000	52,606
HSBC Holdings 6.50% 5/2/36	100,000	83,734
KeyBank 5.80% 7/1/14	50,000	33,386
Suntrust Bank 5.45% 12/1/17	50,000	38,944
Wachovia 5.30% 10/15/11	25,000	20,861
Wachovia Bank
4.875% 2/1/15	100,000	59,346
5.85% 2/1/37	50,000	22,288
Wells Fargo
4.20% 1/15/10	50,000	49,329
4.375% 1/31/13	50,000	46,005
4.875% 1/12/11	100,000	99,739
5.625% 12/11/17	30,000	27,619
		710,248
Commercial Services & Supplies – 0.09%
International Lease Finance 5.75% 6/15/11	50,000	36,053
Pitney Bowes 4.75% 1/15/16	25,000	23,848
Waste Management 5.00% 3/15/14	25,000	22,784
		82,685
Communications Equipment – 0.14%
Cisco Systems
5.25% 2/22/11	50,000	51,070
5.50% 2/22/16	30,000	28,871
Motorola 6.00% 11/15/17	50,000	42,314
		122,255
Computers & Peripherals – 0.21%
Hewlett-Packard 4.50% 3/1/13	25,000	24,046
International Business Machines
4.75% 11/29/12	50,000	50,100
5.70% 9/14/17	100,000	97,034
5.875% 11/29/32	20,000	18,565
		189,745
Construction Materials – 0.03%
CRH America 8.125% 7/15/18	25,000	24,568
		24,568
Consumer Finance – 0.50%
American Express 6.15% 8/28/17	100,000	85,633
American Express Credit 5.875% 5/2/13	50,000	46,127
American General Finance 4.875% 7/15/12	25,000	13,443
Caterpillar Finance Services 4.90% 8/15/13	50,000	47,393
Deere (John) Capital
5.50% 4/13/17	50,000	46,434
7.00% 3/15/12	25,000	26,248
HSBC Finance
5.00% 6/30/15	100,000	89,789
5.25% 1/14/11	100,000	98,306
		453,373
Diversified Financial Services – 2.36%
Allstate Life Global Funding Trusts 5.375% 4/30/13	100,000	96,631
Bank of America
4.50% 8/1/10	200,000	193,441
4.90% 5/1/13	100,000	90,555
5.30% 3/15/17	50,000	41,602
7.25% 10/15/25	30,000	25,109
Boeing Capital 6.50% 2/15/12	50,000	53,172
CIT Group 7.625% 11/30/12	50,000	31,743
Citigroup
5.00% 9/15/14	50,000	38,527
5.125% 2/14/11	100,000	93,396
5.50% 4/11/13	150,000	131,055
5.50% 2/15/17	50,000	38,416
6.00% 8/15/17	50,000	42,426
6.125% 5/15/18	25,000	20,736
6.875% 3/5/38	75,000	61,517
•Citigroup Capital XXI 8.30% 12/21/57	50,000	37,335
ConocoPhillips Canada Funding I 5.625% 10/15/16	75,000	72,970
General Electric Capital
4.80% 5/1/13	100,000	91,301
5.25% 10/19/12	200,000	188,198
5.625% 5/1/18	100,000	84,677
5.875% 1/14/38	50,000	36,970
6.75% 3/15/32	30,000	25,107
JPMorgan Chase
4.75% 5/1/13	100,000	93,157
5.60% 6/1/11	100,000	98,760
6.00% 10/1/17	100,000	91,813
6.00% 1/15/18	25,000	22,836
6.40% 5/15/38	50,000	43,359
6.75% 2/1/11	100,000	100,388
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	23,232
8.00% 3/1/32	50,000	53,176
Oesterreichische Kontrolbank 4.75% 10/16/12	50,000	52,044
Unilever Capital 7.125% 11/1/10	50,000	53,373
		2,127,022
Diversified Telecommunications Services – 1.20%
AT&T
4.95% 1/15/13	50,000	47,946
5.10% 9/15/14	50,000	46,824
5.625% 6/15/16	100,000	92,752
6.40% 5/15/38	50,000	42,086
8.00% 11/15/31	60,000	60,926
Bellsouth Capital Funding 7.75% 2/15/10	50,000	51,584
Deutsche Telekom International Finance 8.75% 6/15/30	100,000	96,936
Embarq 7.082% 6/1/16	25,000	20,289
France Telecom 7.75% 3/1/11	100,000	105,006
Telecom Italia Capital 5.25% 10/1/15	100,000	83,356
Telefonica Emisiones 7.045% 6/20/36	75,000	68,028
Verizon Communications
5.50% 2/15/18	50,000	44,276
6.90% 4/15/38	25,000	22,225
Verizon Global Funding
7.25% 12/1/10	100,000	104,110
7.375% 9/1/12	100,000	103,315
7.75% 12/1/30	100,000	94,710
		1,084,369
Electric – 1.14%
Cinc Gas & Electric 5.70% 9/15/12	50,000	49,822
Columbus Southern Power 5.50% 3/1/13	50,000	48,382
Consolidated Edison
6.30% 8/15/37	20,000	17,993
6.75% 4/1/38	25,000	23,710
Duke Energy 5.65% 6/15/13	100,000	97,970
Exelon 4.90% 6/15/15	50,000	44,088
First Energy 6.45% 11/15/11	50,000	50,274
Florida Power & Light 5.95% 2/1/38	25,000	23,289
FPL Group Capital 5.625% 9/1/11	25,000	25,559
Georgia Power 5.25% 12/15/15	25,000	23,985
Hydro-Quebec 8.05% 7/7/24	50,000	65,367
MidAmerican Energy 5.75% 11/1/35	25,000	21,166
MidAmerican Energy Holdings 6.125% 4/1/36	50,000	42,181
Nevada Power 6.50% 8/1/18	50,000	47,389
Northern States Power 5.25% 3/1/18	50,000	46,649
Oncor Electric Delivery 6.375% 5/1/12	25,000	23,978
Pacific Gas & Electric 6.05% 3/1/34	50,000	44,268
Pacificorp 6.35% 7/15/38	25,000	22,908
PPL Energy Supply 6.50% 5/1/18	25,000	22,834
Progress Energy
7.10% 3/1/11	25,000	25,702
7.75% 3/1/31	50,000	51,489
Public Service Electric & Gas 5.375% 9/1/13	50,000	50,156
South Carolina Electric & Gas 6.05% 1/15/38	25,000	21,853
Southern California Edison 5.95% 2/1/38	25,000	22,833
Union Electric 6.70% 2/1/19	50,000	48,370
Virginia Electric & Power
4.75% 3/1/13	50,000	48,072
6.00% 5/15/37	25,000	21,724
		1,032,011
Electrical Equipment – 0.03%
Emerson Electric 5.25% 10/15/18	25,000	23,864
		23,864
Energy Equipment & Services – 0.10%
Transocean 6.00% 3/15/18	25,000	23,373
Weatherford International
6.00% 3/15/18	50,000	44,969
7.00% 3/15/38	25,000	21,745
		90,087
Food & Staples Retailing – 0.41%
CVS Caremark
5.75% 6/1/17	50,000	46,802
6.25% 6/1/27	30,000	27,081
Delhaize America 9.00% 4/15/31	25,000	26,309
Kroger 5.00% 4/15/13	50,000	47,782
Safeway 6.35% 8/15/17	50,000	48,539
Wal-Mart Stores
4.55% 5/1/13	100,000	99,898
6.50% 8/15/37	75,000	70,590
		367,001
Food Products – 0.35%
Archer-Daniels-Midland 7.00% 2/1/31	50,000	48,326
ConAgra Foods 8.25% 9/15/30	25,000	27,446
General Mills 5.65% 9/10/12	50,000	50,510
Kellogg 4.25% 3/6/13	50,000	48,286
Kraft Foods
6.125% 2/1/18	50,000	46,920
6.25% 6/1/12	25,000	25,151
6.875% 2/1/38	50,000	46,169
Sara Lee 6.125% 11/1/32	25,000	22,218
		315,026
Health Care Equipment & Services – 0.05%
Baxter International 6.25% 12/1/37	20,000	19,035
Hospira 6.05% 3/30/17	25,000	23,875
		42,910
Health Care Equipment & Supplies – 0.03%
Covidien International Finance 6.00% 10/15/17	25,000	24,742
		24,742
Health Care Providers & Services – 0.29%
Cardinal Health 5.50% 6/15/13	50,000	47,889
Cigna 7.875% 5/15/27	25,000	25,225
Medco Health Solutions 7.125% 3/15/18	25,000	25,376
UnitedHealthcare Group 5.25% 3/15/11	100,000	99,476
WellPoint
5.85% 1/15/36	25,000	19,814
5.875% 6/15/17	50,000	46,359
		264,139
Hotels, Restaurants & Leisure – 0.11%
McDonald's 4.30% 3/1/13	50,000	49,451
Yum Brands 8.875% 4/15/11	50,000	53,905
		103,356
Household Durables – 0.08%
Philips Electronics 6.875% 3/11/38	25,000	24,848
Whirlpool 5.50% 3/1/13	50,000	48,937
		73,785
Household Products – 0.14%
Kimberly-Clark 6.125% 8/1/17	50,000	50,164
Procter & Gamble
4.85% 12/15/15	50,000	50,192
5.55% 3/5/37	30,000	27,994
		128,350
Independent Power Producers & Energy Traders – 0.02%
Exelon Generation 6.20% 10/1/17	25,000	22,007
		22,007
Industrial Conglomerates – 0.16%
General Electric
5.00% 2/1/13	50,000	46,095
5.25% 12/6/17	25,000	21,914
Textron Financial 5.40% 4/28/13	25,000	25,199
Tyco International Group 6.00% 11/15/13	50,000	49,048
		142,256
Insurance – 0.43%
Ace INA Holdings 5.70% 2/15/17	50,000	45,820
American International Group 5.85% 1/16/18	100,000	50,268
AXA 8.60% 12/15/30	25,000	24,337
#Berkshire Hathaway Finance 144A 5.40% 5/15/18	50,000	48,525
MetLife
5.00% 6/15/15	100,000	91,346
5.70% 6/15/35	50,000	39,454
Prudential Financial 5.10% 9/20/14	50,000	45,474
St. Paul Traveler 6.75% 6/20/36	50,000	46,356
		391,580
IT Services – 0.03%
Electronic Data Systems 7.45% 10/15/29	25,000	25,740
		25,740
Machinery – 0.05%
Caterpillar 6.05% 8/15/36	20,000	18,123
Dover 6.60% 3/15/38	25,000	25,145
		43,268
Media – 0.77%
AOL Time Warner 7.625% 4/15/31	25,000	21,763
CBS 5.625% 8/15/12	50,000	47,115
Comcast
5.50% 3/15/11	50,000	49,124
6.50% 1/15/17	100,000	94,132
6.95% 8/15/37	50,000	42,767
COX Communications 7.125% 10/1/12-00	50,000	50,987
Disney (Walt) 6.00% 7/17/17	50,000	49,971
News America
5.30% 12/15/14	25,000	23,795
6.15% 3/1/37	30,000	24,533
6.65% 11/15/37	25,000	21,028
Thomson Reuters 6.50% 7/15/18	50,000	47,903
Time Warner
5.875% 11/15/16	50,000	44,012
7.70% 5/1/32	30,000	26,278
Time Warner Cable
5.85% 5/1/17	40,000	35,299
6.20% 7/1/13	50,000	48,556
6.55% 5/1/37	25,000	20,305
Viacom 5.75% 4/30/11	50,000	48,603
		696,171
Metals & Mining – 0.36%
Alcoa 6.00% 7/15/13	50,000	49,111
#ArcelorMittal 144A 5.375% 6/1/13	50,000	47,283
Barrick Gold North Finance 7.50% 9/15/38	25,000	23,927
Freeport McMoRan Copper & Gold 8.375% 4/1/17	50,000	49,323
Nucor 5.75% 12/1/17	50,000	48,053
Rio Tinto Finance USA
5.875% 7/15/13	50,000	49,066
7.125% 7/15/28	25,000	23,980
Vale Overseas 6.875% 11/21/36	40,000	35,804
		326,547
Multi Utilities – 0.18%
CenterPoint Energy Resources 7.875% 4/1/13	50,000	51,370
Dominion Resources 5.95% 6/15/35	25,000	20,745
DTE Energy 6.35% 6/1/16	50,000	46,688
Nisource Finance 5.45% 9/15/20	25,000	19,962
Sempra Energy 6.15% 6/15/18	25,000	23,105
		161,870
Multiline Retail – 0.16%
Macy's Retail Holdings 5.35% 3/15/12	50,000	46,080
Target
6.00% 1/15/18	50,000	47,422
7.00% 1/15/38	50,000	47,185
		140,687
Office Electronics – 0.05%
Xerox 6.35% 5/15/18	50,000	45,785
		45,785
Oil, Gas & Consumable Fuels – 1.07%
Anadarko Petroleum 5.95% 9/15/16	40,000	36,821
Apache 5.25% 4/15/13	25,000	24,308
Canadian Natural Resources
5.45% 10/1/12	50,000	47,172
6.25% 3/15/38	50,000	38,672
ConocoPhillips 5.90% 5/15/38	25,000	22,131
Consolidated Natural Gas 5.00% 12/1/14	50,000	46,118
Devon Financing 7.875% 9/30/31	25,000	25,454
EnCana
5.90% 12/1/17	25,000	22,350
6.625% 8/15/37	25,000	20,358
Energy Transfer Partners 6.70% 7/1/18	25,000	23,738
Enterprise Products Operating 7.50% 2/1/11	50,000	51,526
EOG Resources 6.875% 10/1/18	25,000	24,955
Hess 6.65% 8/15/11	50,000	50,031
Kinder Morgan Energy Partners 5.80% 3/15/35	50,000	37,345
Marathon Oil 6.60% 10/1/37	25,000	21,136
ONEOK Partners 6.15% 10/1/16	50,000	47,285
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	46,040
Petro-Canada 9.25% 10/15/21	50,000	51,906
#Southern Natural Gas 144A 5.90% 4/1/17	25,000	22,250
Spectra Energy Capital 7.50% 9/15/38	50,000	46,559
Suncor Energy 7.15% 2/1/32	25,000	22,469
TransCanada Pipelines 4.875% 1/15/15	50,000	45,907
Valero Energy
4.75% 6/15/13	25,000	22,921
6.625% 6/15/37	25,000	21,636
Williams Companies 8.75% 3/15/32	50,000	51,397
XTO Energy
6.50% 12/15/18	25,000	23,231
6.75% 8/1/37	25,000	22,248
7.50% 4/15/12	50,000	52,403
		968,367
Paper & Forest Products – 0.08%
International Paper 7.40% 6/15/14	50,000	50,134
Weyerhaeuser 6.95% 10/1/27	25,000	21,963
		72,097
Pharmaceuticals – 0.67%
Abbott Labs
5.60% 5/15/11	50,000	51,708
5.875% 5/15/16	50,000	49,955
AstraZeneca
5.40% 9/15/12	50,000	50,279
6.45% 9/15/37	50,000	47,960
Bristol-Myers Squibb 5.45% 5/1/18	50,000	47,302
GlaxoSmithKline Capital
4.85% 5/15/13	50,000	49,136
5.65% 5/15/18	25,000	23,779
6.375% 5/15/38	50,000	47,090
Johnson & Johnson 5.85% 7/15/38	25,000	24,394
Lilly (Eli) 5.20% 3/15/17	40,000	38,911
Merck 6.40% 3/1/28	50,000	51,998
Schering-Plough 6.00% 9/15/17	50,000	46,966
Wyeth
5.50% 3/15/13	50,000	50,578
6.00% 2/15/36	25,000	23,363
		603,419
Real Estate Investment Trusts – 0.19%
ERP Operating 5.125% 3/15/16	100,000	83,885
HCP 5.65% 12/15/13	50,000	44,072
Simon Property Group 5.25% 12/1/16	50,000	42,713
		170,670
Road & Rail – 0.25%
Burlington North 6.15% 5/1/37	25,000	22,889
Canadian National Railway 5.85% 11/15/17	50,000	50,347
CSX
6.15% 5/1/37	20,000	15,546
6.25% 4/1/15	25,000	23,847
Norfolk Southern 7.70% 5/15/17	40,000	43,347
Union Pacific
6.15% 5/1/37	25,000	21,422
6.50% 4/15/12	50,000	50,693
		228,091
Software & Services – 0.08%
Oracle
5.00% 1/15/11	50,000	51,216
5.75% 4/15/18	25,000	23,254
		74,470
Specialty Retail – 0.16%
Home Depot
4.625% 8/15/10	50,000	48,978
5.40% 3/1/16	50,000	42,578
Lowe's Companies 5.60% 9/15/12	50,000	51,042
		142,598
Tobacco – 0.11%
Philip Morris International 5.65% 5/16/18	50,000	46,300
Reynolds American 7.25% 6/1/13	50,000	51,431
		97,731
Wireless Telecommunication Services – 0.31%
America Movil 6.375% 3/1/35	25,000	22,252
AT&T Wireless
7.875% 3/1/11	50,000	52,666
8.125% 5/1/12	50,000	53,371
8.75% 3/1/31	25,000	27,713
Rogers Communications
6.80% 8/15/18	25,000	23,692
7.50% 8/15/38	25,000	24,988
Vodafone Group
5.00% 12/16/13	50,000	47,253
5.625% 2/27/17	30,000	26,710
		278,645
Total Corporate Bonds (Cost $15,856,655)		14,770,243

Foreign Agency Obligation – 0.11%
Canada – 0.11%
Export Development Canada 3.50% 5/16/13	100,000	100,078
Total Foreign Agency Obligation (Cost $99,600)		100,078

Non-Agency Asset-Backed Securities – 0.21%
Capital Auto Receivables Asset Trust Series 2008-2 A3A 4.68% 10/15/12	25,000	24,362
Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	100,000	97,544
Citibank Credit Card Issuance Trust Series 2004-A8 A8 4.90% 12/12/16	25,000	23,170
Ford Credit Auto Owner trust Series 2008-B A4A 4.95% 3/15/13	50,000	47,229
Total Non-Agency Asset-Backed Securities (cost $198,903)		192,305

Municipal Bond – 0.05%
Illinois State Taxable Pension 5.10% 6/1/33	50,000	47,159
Total Municipal Bond (Cost $46,315)		47,159

Regional Authorities – 0.48%
Canada – 0.48%
Manitoba Province 5.00% 2/15/12	100,000	105,172
Nova Scotia Province 5.125% 1/26/17	50,000	51,793
Ontario Province
4.95% 6/1/12	75,000	78,333
4.95% 11/28/16	100,000	103,037
Quebec Province 7.50% 9/15/29	75,000	95,690
Total Regional Authorities (Cost $437,641)		434,025

Sovereign Debt – 1.05%
Brazil – 0.36%
Republic of Brazil
8.25% 1/20/34	50,000	56,750
8.875% 10/14/19	50,000	58,750
10.125% 5/15/27	25,000	32,938
10.25% 6/17/13	150,000	183,374
		331,812
Israel – 0.03%
State of Israel 5.125% 3/1/14	25,000	25,705
		25,705
Italy – 0.35%
Republic of Italy
3.50% 7/15/11	100,000	101,916
5.25% 9/20/16	100,000	105,657
5.625% 6/15/12	100,000	106,590
		314,163
Mexico – 0.20%
Mexican Government
5.625% 1/15/17	100,000	97,900
6.05% 1/11/40	25,000	22,525
8.30% 8/15/31	50,000	59,250
		179,675
Peru – 0.05%
Republic of Peru 6.55% 3/14/37	50,000	46,125
		46,125
Sweden – 0.06%
Swedish Export Credit 5.125% 3/1/17	50,000	51,882
		51,882
Total Sovereign Debt (Cost $975,555)		949,362

Supranational Banks – 0.93%
European Investment Bank
3.125% 7/15/11	200,000	200,875
4.25% 7/15/13	100,000	102,470
4.875% 1/17/17	100,000	103,474
5.00% 2/8/10	150,000	154,895
Inter-American Development Bank
4.375% 9/20/12	100,000	101,912
5.125% 9/13/16	50,000	52,270
International Bank Reconstruction & Development 4.75% 2/15/35	25,000	24,611
Nordic Investment Bank 3.625% 6/17/13	100,000	100,530
Total Supranational Banks (cost $842,394)		841,037

U.S. Treasury Obligations – 25.64%
U.S. Treasury Bonds
4.375% 2/15/38	425,000	430,545
4.50% 2/15/36	100,000	102,672
4.75% 2/15/37	200,000	214,000
5.25% 2/15/29	225,000	249,557
5.50% 8/15/28	1,050,000	1,196,262
6.625% 2/15/27	290,000	369,524
7.875% 2/15/21	150,000	201,692
U.S. Treasury Notes
2.125% 4/30/10	2,400,000	2,412,189
2.375% 8/31/10	4,250,000	4,283,867
3.125% 11/30/09	700,000	710,282
3.375% 10/15/09	500,000	507,891
3.375% 7/31/13	4,750,000	4,837,950
3.50% 5/31/13	950,000	973,602
3.50% 2/15/18	1,000,000	980,938
3.875% 7/15/10	1,500,000	1,554,494
3.875% 2/15/13	300,000	312,258
3.875% 5/15/18	1,850,000	1,862,720
4.25% 8/15/14	100,000	106,508
4.50% 11/30/11	250,000	265,762
4.625% 7/31/12	100,000	107,172
4.625% 2/15/17	1,000,000	1,064,454
8.75% 5/15/17	300,000	406,969
Total U.S. Treasury Obligations (Cost $23,073,515)		23,151,308

≠Discounted Commercial Paper – 4.42%
Mont Blanc Capital 3.835% 10/14/08	3,994,222	3,994,222
Total Discounted Commercial Paper (Cost $3,994,222)		3,994,222

	Number of
	Shares
Short-Term Investment – 10.04%
Money Market Instrument – 10.04%
Dreyfus Cash Management Fund	9,066,408	9,066,408
Total Short-Term Investment (Cost $9,066,408)		9,066,408

Total Value of Securities – 112.52%
(Cost $102,991,112)		101,619,807
Liabilities Net of Receivables and Other Assets (See Notes) – (12.52%)		(11,303,724)
Net Assets Applicable to 9,189,154 Shares Outstanding – 100.00%		$90,316,083

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•Variable rate security. The rate shown is the rate as of September 30, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $118,058, which represented 0.13% of the Fund’s net assets. See Note 4 in "Notes."

≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board).  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronoucements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 103,007,875
Aggregate unrealized appreciation 206,759
Aggregate unrealized depreciation (1,594,827)
Net unrealized depreciation $ (1,388,068)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based o

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1 $ 32,217,717
Level 2 69,055,478
Level 3 346,612
Total $101,619,807

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007 $ -
Net change in unrealized
appreciation/depreciation (3,434)
Net purchases, sales and settleme 350,046
Balance as of 9/30/2008 $ 346,612

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/2008 $ (3,434)

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.  There were no financial futures contracts outstanding as of September 30, 2008.

4. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its inititial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2008, there were no Section 4(2) securities and no securities have been determined be illiquid under the Fund's Liquidity Procedures.  Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)
LVIP SSgA Large Cap 100 Fund
September 30, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock – 87.01%
Aerospace & Defense – 1.74%
Northrop Grumman	2,572	$155,709
Raytheon	2,938	157,212
		312,921
Automobiles – 1.02%
Harley-Davidson	4,907	183,031
		183,031
Beverages – 0.90%
Pepsi Bottling Group	5,567	162,389
		162,389
Building Products – 1.04%
Masco	10,457	187,599
		187,599
Capital Markets – 0.84%
†American Capital	5,915	150,892
		150,892
Chemicals – 2.68%
Dow Chemical	4,672	148,476
duPont (E.I.) deNemours	3,866	155,800
PPG Industries	3,073	179,217
		483,493
Commercial Banks – 4.53%
BB&T	5,602	211,755
Fifth Third Bancorp	8,696	103,482
KeyCorp	7,724	92,225
Marshall & Ilsley	7,502	151,165
Regions Financial	8,522	81,811
SunTrust Banks	3,440	154,766
Wachovia	6,077	21,270
		816,474
Commercial Service & Supplies – 0.91%
Waste Management	5,211	164,094
		164,094
Communications Equipment – 0.91%
Harris	3,557	164,333
		164,333
Computers & Peripherals – 1.72%
Hewlett-Packard	4,112	190,139
Seagate Technology	9,953	120,630
		310,769
Construction & Materials – 1.15%
Vulcan Materials	2,793	208,079
		208,079
Consumer Finance – 1.02%
Capital One Financial	3,603	183,753
		183,753
Diversified Financials – 0.99%
Bank of America	5,078	177,730
		177,730
Diversified Telecommunications Services – 1.63%
AT&T	4,891	136,557
Verizon Communications	4,889	156,888
		293,445
Electric Utilities– 2.08%
Duke Energy	10,419	181,603
Progress Energy	4,503	194,215
		375,818
Electrical Equipments – 1.72%
Cooper Industries Class A	4,475	178,777
Rockwell Automation	3,507	130,951
		309,728
Electronic Equipment & Instruments – 0.78%
Tyco Electronics	5,089	140,762
		140,762
Energy Equipment & Services – 0.71%
BJ Services	6,717	128,496
		128,496
Food & Staples Retailing – 0.68%
Supervalu	5,650	122,605
		122,605
Food Products – 3.17%
ConAgra Foods	8,107	157,762
General Mills	3,157	216,949
Kraft Foods	6,020	197,155
		571,866
Health Care Providers & Services – 6.70%
Aetna	4,390	158,523
AmerisourceBergen	4,714	177,482
Cardinal Health	3,603	177,556
Cigna	4,453	151,313
McKesson	3,700	199,098
Quest Diagnostics	3,797	196,191
UnitedHealth Group	5,803	147,338
		1,207,501
Hotels, Restaurants & Leisure – 1.62%
Carnival	4,744	167,700
Royal Caribbean Cruises	5,989	124,272
		291,972
Household Durables – 2.91%
Fortune Brands	2,829	162,271
Newell Rubbermaid	9,150	157,929
Whirlpool	2,590	205,362
		525,562
Household Products – 1.06%
Kimberly-Clark	2,937	190,435
		190,435
Industrial Conglomerates – 1.77%
3M	2,496	170,501
General Electric	5,795	147,773
		318,274
Insurance – 5.72%
†ACE	3,163	171,213
Allstate	3,790	174,796
Cincinnati Financial	5,235	148,883
CNA Financial	7,062	185,308
Genworth Financial	8,368	72,048
Hartford Financial Services Group	2,687	110,140
Travelers	3,727	168,460
		1,030,848
IT Services – 1.51%
†Computer Sciences	4,390	176,434
Fidelity National Information Services	5,237	96,675
		273,109
Leisure Equipment & Products – 1.02%
Mattel	10,150	183,106
		183,106
Machinery – 2.27%
Dover	3,836	155,550
Eaton	2,151	120,843
Ingersoll-Rand Class A	4,241	132,192
		408,585
Media – 2.22%
CBS Class B	8,260	120,431
Gannett	6,656	112,553
Time Warner	12,779	167,532
		400,516
Metals & Mining – 0.68%
Alcoa	5,452	123,106
		123,106
Multi Utilities – 3.14%
Consolidated Edison	4,532	194,695
DTE Energy	4,732	189,043
Xcel Energy	9,167	183,248
		566,986
Multiline Retail – 1.57%
Macy's	7,437	133,717
Penney (J.C.)	4,467	148,930
		282,647
Office Electronic – 0.87%
Xerox	13,633	157,188
		157,188
Oil, Gas & Consumable Fuels – 7.77%
Anadarko Petroleum	2,814	136,507
Chevron	2,025	167,022
ConocoPhillips	2,179	159,612
Exxon Mobil	2,094	162,620
Marathon Oil	4,162	165,939
Occidental Petroleum	2,318	163,303
Spectra Energy	7,677	182,713
Sunoco	4,111	146,269
Valero Energy	3,875	117,413
		1,401,398
Paper & Forest Products – 1.04%
International Paper	7,178	187,920
		187,920
Pharmaceuticals – 2.79%
Lilly (Eli)	3,908	172,069
Pfizer	9,484	174,885
Wyeth	4,233	156,367
		503,321
Real Estate Investment Trusts – 0.83%
Annaly Mortgage Management	11,182	150,398
		150,398
Road & Rail – 1.17%
Norfolk Southern	3,187	211,011
		211,011
Semiconductors & Semiconductor Equipment – 5.13%
Analog Devices	5,850	154,148
Applied Materials	10,189	154,160
Intel	8,559	160,310
KLA-Tencor	4,288	135,715
Texas Instruments	6,570	141,255
Xilinx	7,664	179,720
		925,308
Specialty Retail – 1.91%
Home Depot	6,526	168,958
Limited Brands	10,135	175,538
		344,496
Textiles, Apparel & Luxury Goods – 1.09%
VF	2,552	197,295
		197,295
Tobacco – 2.00%
Altria Group	9,516	188,797
Reynolds American	3,521	171,191
		359,988
Total Common Stock (cost $17,177,963)		15,689,247

Short-Term Investment – 6.30%
Money Market Instrument– 6.30%
Dreyfus Cash Management	1,135,865	1,135,865
Total Short-Term Investment (cost $1,135,865)		1,135,865

Total Value of Securities – 93.31%
(cost $18,313,828)		16,825,112
Receivables and Other Assets Net of Liabilities (See Notes) – 6.69%z		1,206,721
Net Assets Applicable to 2,101,631 Shares Outstanding – 100.00%		$18,031,833

† Non-Income Producing Security.
zOf this amount, $2,384,820 represents receivable for fund shares sold as of September 30, 2008.

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.  Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $ 18,337,793
Aggregate unrealized appreciation 93,762
Aggregate unrealized depreciation (1,606,443)
Net unrealized depreciation $ (1,512,681)

The Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $16,825,112
Level 2 -
Level 3 -
Total $16,825,112

There were no level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP SSgA Small-Mid Cap 200 Fund
September 30, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock– 96.53%
Air Freight & Logistics – 0.47%
Pacer International	2,964	$48,817
		48,817
Airlines – 0.44%
SkyWest	2,890	46,182
		46,182
Auto Components – 0.34%
Cooper Tire & Rubber	4,104	35,294
		35,294
Automobiles – 0.42%
Winnebago Industries	3,394	43,850
		43,850
Building Products – 0.93%
Gibraltar Industries	5,176	96,843
		96,843
Capital Markets – 2.59%
Apollo Investment	3,367	57,408
Ares Capital	4,880	50,898
Gladstone Capital	2,929	44,638
Hercules Technology Growth Capital	5,193	50,372
MCG Capital	7,087	18,568
Prospect Capital	3,706	47,474
		269,358
Chemicals – 2.22%
RPM International	2,465	47,673
Spartech	6,038	59,776
Valspar	2,480	55,279
Westlake Chemical	3,256	68,474
		231,202
Commercial Banks – 7.14%
Banco Latinoamericano de Exportaciones	2,928	42,222
Banner	2,468	29,641
Cathay General Bancorp	3,168	75,398
Citizens Republic Bancorp	6,470	19,928
Colonial BancGroup	6,628	52,096
Comerica	1,570	51,480
East West Bancorp	3,826	52,416
Integra Bank	3,720	29,686
Sterling Financial	4,460	64,670
Synovus Financial	4,526	46,844
UCBH Holdings	7,551	48,402
Umpqua Holdings	3,693	54,324
Webster Financial	2,093	52,849
WesBanco	2,530	67,349
Whitney Holding	2,328	56,454
		743,759
Commercial Services & Supplies – 4.36%
Courier	2,337	47,581
Ennis	3,178	49,132
Heidrick & Struggles International	1,822	54,933
HNI	2,500	63,350
Ikon Office Solutions	4,936	83,961
Kelly Services Class A	2,417	46,044
Kimball International Class B	5,272	56,938
Steelcase Class A	4,861	52,256
		454,195
Communications Equipment – 2.15%
†Arris Group	6,660	51,482
Bel Fuse Class B	2,090	59,502
Black Box	1,831	63,224
Plantronics	2,207	49,702
		223,910
Computers & Peripherals – 0.51%
Imation	2,344	53,021
		53,021
Consumer Finance – 0.84%
Advanta Class B	6,131	50,458
First Marblehead	14,878	37,046
		87,504
Containers & Packaging – 1.73%
Bemis	2,072	54,121
Myers Industries	4,333	54,639
Temple-Inland	4,661	71,127
		179,887
Diversified Consumer Services – 0.54%
Jackson Hewitt Tax Service	3,655	56,068
		56,068
Diversified Telecommunications Services – 1.16%
CenturyTel	1,678	61,498
Iowa Telecommunications Services	3,145	58,749
		120,247
Electric Utilities – 2.01%
Great Plains Energy	2,098	46,471
Pinnacle West Capital	1,606	55,262
Portland General Electric	2,272	53,756
Westar Energy	2,351	54,167
		209,656
Electrical Equipment – 2.22%
Baldor Electric	1,696	48,862
Belden	1,618	51,469
Regal Beloit	1,468	62,419
Smith (A.O.)	1,758	68,896
		231,646
Electronic Equipment & Instruments – 8.17%
†Arrow Electronics	2,003	52,519
†Avnet	2,055	50,615
AVX	4,181	42,604
†Benchmark Electronics	3,094	43,564
CTS	4,843	61,894
Electro Rent	4,034	54,177
†Ingram Micro	3,206	51,520
†Insight Enterprises	4,514	60,533
Jabil Circuit	5,050	48,177
Methode Electronics	5,077	45,388
Molex	1,906	42,790
MTS Systems	1,583	66,644
National Instruments	1,852	55,653
†Newport	4,677	50,418
Park Electrochemical	2,012	48,771
Technitrol	2,624	38,809
†Vishay Intertechnology	5,636	37,310
		851,386
Energy Equipment & Services – 0.86%
Rowan	1,411	43,106
Tidewater	843	46,669
		89,775
Food & Staples Retailing – 2.28%
Ingles Markets Class A	2,388	54,518
Nash Finch	1,488	64,163
Village Super Market Class A	1,157	55,154
Weis Markets	1,773	63,846
		237,681
Food Products – 1.46%
Cal-Maine Foods	1,841	50,517
Del Monte Foods	5,963	46,511
Smucker (J.M.)	1,092	55,354
		152,382
Health Care Equipment & Supplies – 5.98%
Analogic	947	47,123
Beckman Coulter	798	56,650
Cooper	1,558	54,156
Datascope	1,452	74,967
Hill-Rom Holdings	2,166	65,651
Invacare	3,015	72,782
Mentor	1,851	44,165
STERIS	1,963	73,770
Vital Signs	1,039	76,781
West Pharmaceutical Services	1,162	56,729
		622,774
Health Care Providers & Services – 5.16%
Chemed	1,596	65,532
†HealthSpring	3,231	68,368
†LifePoint Hospitals	1,810	58,173
National Healthcare	1,075	50,654
Omnicare	2,671	76,844
Owens & Minor	1,203	58,346
†Triple-S Management Class B	3,015	49,114
†Universal American	5,075	61,863
Universal Health Services Class B	859	48,130
		537,024
Hotels, Restaurants & Leisure – 1.49%
Bob Evans Farms	1,918	52,342
Boyd Gaming	2,849	26,667
Ruby Tuesday	6,472	37,473
Wyndham Worldwide	2,480	38,961
		155,443
Household Durables – 1.59%
American Greetings Class A	3,007	45,977
CSS Industries	1,740	44,788
National Presto Industries	1,003	74,723
		165,488
Insurance – 5.19%
Aspen Insurance Holdings	2,098	57,695
Baldwin & Lyons Class B	2,294	54,987
Endurance Specialty Holding	1,480	45,762
IPC Holdings	1,872	56,553
Old Republic International	3,835	48,896
OneBeacon Insurance Group	2,774	58,670
Presidential Life	3,216	50,781
Safety Insurance Group	1,517	57,540
Validus Holdings	2,416	56,172
Zenith National Insurance	1,468	53,788
		540,844
Internet Software & Services – 1.01%
TheStreet.com	7,051	42,235
United Online	6,648	62,558
		104,793
IT Services – 2.73%
Acxiom	4,606	57,759
Broadridge Financial Solutions	2,954	45,462
Cass Information Systems	1,616	57,934
†CIBER	8,583	59,995
infoGroup	9,514	62,888
		284,038
Leisure Equipment & Products – 0.40%
Brunswick	3,276	41,900
		41,900
Life Sciences Tools & Services – 1.06%
†Applied Biosystems	1,707	58,465
PerkinElmer	2,069	51,663
		110,128
Machinery – 4.78%
American Railcar Industries	2,588	41,512
Barnes Group	2,111	42,684
Briggs & Stratton	3,578	57,892
Cascade	1,246	54,587
Mueller Industries	1,684	38,749
NACCO Industries Class A	606	57,279
Timken	1,519	43,064
Trinity Industries	1,793	46,134
Wabash National	6,437	60,830
Watts Water Technologies Class A	2,027	55,438
		498,169
Marine – 0.49%
Horizon Lines Class A	5,167	50,998
		50,998
Media – 2.06%
Cinemark Holdings	3,634	49,423
Journal Communications Class A	9,546	46,584
Lee Enterprises	7,027	24,595
Media General Class A	3,747	46,575
Meredith	1,681	47,135
		214,312
Metals & Mining – 0.44%
Worthington Industries	3,029	45,253
		45,253
Multi Utilities – 0.64%
CH Energy Group	1,539	67,054
		67,054
Oil, Gas & Consumable Fuels – 4.32%
Alon USA Energy	3,904	52,626
Delek US Holdings	4,985	46,211
Golar LNG	2,656	35,272
Knightsbridge Tankers	1,905	50,425
Nordic American Tanker Shipping	1,617	51,841
Overseas Shipholding Group	720	41,983
Teekay	1,171	30,891
Tesoro	2,119	34,942
Western Refining	5,404	54,634
World Fuel Services	2,219	51,104
		449,929
Paper & Forest Products – 0.94%
Glatfelter	3,738	50,613
Neenah Paper	2,393	47,381
		97,994
Pharmaceuticals – 1.66%
†King Pharmaceuticals	5,758	55,162
Medicis Pharmaceutical Class A	2,674	39,869
†ViroPharma	5,891	77,290
		172,321
Real Estate Investment Trusts – 2.01%
Anthracite Capital	6,889	36,925
Arbor Realty Trust	3,114	31,140
Capital Trust Class A	2,051	31,791
Colonial Properties Trust	2,198	41,081
Gramercy Capital	2,864	7,418
HRPT Properties Trust	7,766	53,507
iStar Financial	2,889	7,511
		209,373
Semiconductors & Semiconductor Equipment – 2.50%
Cohu	3,164	50,055
†International Rectifier	2,417	45,971
Intersil Class A	2,024	33,558
Micrel	5,515	50,021
†RF Micro Devices	16,314	47,637
†Zoran	4,108	33,521
		260,763
Software – 0.48%
Fair Isaac	2,174	50,132
		50,132
Specialty Retail – 4.29%
Asbury Automotive Group	3,308	38,108
Brown Shoe	3,269	53,546
Cato Class A	3,160	55,458
Foot Locker	4,299	69,471
Group 1 Automotive	2,019	43,873
Men's Wearhouse	2,066	43,882
OfficeMax	2,913	25,897
Sonic Automotive Class A	2,632	22,267
Stage Stores	3,419	46,704
†Systemax	3,408	47,916
		447,122
Textiles, Apparel & Luxury Goods – 2.15%
Columbia Sportswear	1,299	54,506
Jones Apparel Group	3,438	63,638
Movado Group	2,495	55,763
Oxford Industries	1,937	50,033
		223,940
Thrift & Mortgage Finance – 0.53%
Anchor Bancorp Wisconsin	3,507	25,776
Corus Bankshares	7,259	29,399
		55,175
Trading Company & Distributors – 1.30%
Aircastle	3,875	38,401
GATX	1,223	48,394
Textainer Group Holdings	3,213	48,805
		135,600
Wireless Telecommunication Services – 0.49%
Telephone & Data Systems	1,435	51,301
		51,301
Total Common Stock (cost $10,645,539)		10,054,531

Short-Term Investment – 2.13%
Money Market Instrument – 2.13%
Dreyfus Cash Management	221,572	221,572
Total Short-Term Investment (cost $221,572)		221,572
Total Value of Securities – 98.66%
(cost $10,867,111)		10,276,103
Receivables and Other Assets Net of Liabilities (See Notes) – 1.34%		139,881
Net Assets Applicable to 1,103,520 Shares Outstanding – 100.00%		$10,415,984

†Non income producing security.

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.  Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes –The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $10,874,832
Aggregate unrealized appreciation $315,324
Aggregate unrealized depreciation (914,053)
Net unrealized depreciation ($598,729)

The Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Level Securities
Level 1 $10,276,103
Level 2 -
Level 3 -
Total $10,276,103

There were no level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund may invest its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)
LVIP SSgA Developed International 150 Fund
September 30, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.78%∆
Australia – 8.71%
±AGL Energy	10,213	$112,635
±Dexus Property Group	70,452	82,872
±Fairfax Media	36,504	78,215
±Foster's Group	25,178	112,490
±GPT Group	38,410	56,146
±Lend Lease	10,304	76,005
±Macquarie Infrastructure Group	46,124	87,460
±Mirvac Group	30,446	62,059
±Oxiana	38,524	48,883
±Stockland	17,672	79,335
±Suncorp-Metway	9,362	71,159
±Tabcorp Holdings	11,589	76,136
±Telstra	43,105	144,615
±Wesfarmers	3,416	79,442
		1,167,452
Austria – 0.88%
±OMV	1,518	63,973
±Wienerberger	1,993	54,101
		118,074
Belgium – 2.09%
±Delhaize Group	1,385	80,432
±Solvay Class A	819	100,514
±UCB	2,779	98,718
		279,664
Denmark – 0.63%
±Danske Bank	3,509	84,474
		84,474
Finland – 2.81%
±Metso	2,685	65,842
±Neste Oil	3,976	82,906
±Outokumpu	2,333	37,163
±Rautaruukki	2,551	50,973
±Stora Enso Class R	9,758	95,329
±YIT	4,248	44,351
		376,564
France – 11.42%
±Air France-KLM	3,872	88,636
±AXA	3,233	105,811
±BNP Paribas	1,116	106,512
±Cap Gemini	1,982	93,615
±Casino Guichard Perrachon	956	85,288
±Cie de Saint-Gobain	1,494	77,269
±Credit Agricole	3,400	65,472
±France Telecom	3,833	107,494
±Lafarge	635	66,846
±Natixis	6,456	21,615
±PPR	920	82,305
±Renault	1,171	74,614
±Sanofi-Aventis	1,541	101,296
±Schneider Electric	984	84,486
±SCOR	4,980	96,818
±Societe Generale	1,033	92,778
±Total	1,433	87,039
±Vivendi	2,965	92,938
		1,530,832
Germany – 7.46%
±Bayerische Motoren Werke	2,193	85,392
±Celesio	2,804	122,231
Daimler	1,555	78,528
Deutsche Bank	1,008	73,745
±Deutsche Lufthansa	4,582	90,203
±E.ON	1,775	90,136
±Henkel KGaA	2,989	91,572
±Henkel KGaA Preferred	2,825	103,226
±Hypo Real Estate Holding	3,223	18,368
±Muenchener Rueckversicherungs Class R	622	94,109
±RWE Preferred	1,294	93,149
±ThyssenKrupp	1,924	58,690
		999,349
Hong Kong – 3.28%
±CLP Holdings	15,249	123,013
±HongKong Electric Holdings	19,000	119,341
±Hutchison Whampoa	12,759	97,999
±MTR	33,500	98,919
		439,272
Ireland – 1.58%
±Allied Irish Banks	5,720	47,013
±Bank of Ireland	8,251	45,991
±CRH	3,150	66,649
±Irish Life & Permanent	7,527	52,720
		212,373
Italy – 5.72%
±Banca Monte dei Paschi di Siena	35,251	87,718
±Banca Popolare di Milano Scarl	9,756	82,899
±†Banco Popolare	6,048	93,936
±†Enel	11,059	92,301
±ENI	3,122	82,737
±Telecom Italia	73,284	83,056
±Telecom Italia-RNC	57,183	85,089
±UniCredit	15,849	59,254
±Unione di Banche Italiane	4,551	99,681
		766,671
Japan – 20.08%
±Asahi Kasei	21,000	88,360
±Astellas Pharma	3,000	126,063
±Chubu Electric Power	5,200	122,531
±Eisai	3,400	132,775
±†JS Group	7,000	88,127
±Kawasaki Heavy Industries	47,000	100,283
±Kawasaki Kisen Kaisha	12,000	74,243
±Kobe Steel	40,000	80,495
±Kubota	17,000	107,232
±Mitsubishi Chemical Holdings	18,000	95,148
±Mitsubishi Materials	26,000	81,670
±Mitsui Chemicals	20,000	88,175
±Murata Manufacturing	2,200	88,820
±Nippon Mining Holdings	19,500	78,550
±Nissan Motor	13,600	91,965
±Omron	5,800	90,034
±Ono Pharmaceutical	2,300	106,263
±Ricoh	7,000	98,431
±Rohm	1,700	93,511
±Sekisui House	13,000	119,358
±†Sojitz	31,500	73,012
±Sumitomo	9,000	83,919
±Sumitomo Electric Industries	9,400	102,316
±Takeda Pharmaceutical	2,300	115,812
±TDK	1,800	90,159
±Tokyo Electron	1,900	85,981
±Toyota Motor	2,400	102,611
±†Yamaha Motor	6,300	86,050
		2,691,894
Netherlands – 3.87%
±Aegon	7,494	66,290
±Corio	1,289	91,564
±ING Groep CVA	3,156	67,646
±Koninklijke DSM	2,231	105,507
±Koninklijke Philips Electronics	3,201	86,836
±Unilever CVA	3,578	100,699
		518,542
New Zealand – 0.56%
±Telecom Corporation of New Zealand	40,767	75,414
		75,414
Norway – 1.46%
±DnB NOR	7,684	59,607
±Norsk Hydro	7,743	52,380
±Orkla	9,099	83,728
		195,715
Singapore – 0.77%
±Singapore Airlines	10,256	103,031
		103,031
Spain – 2.25%
±†ACS Actividades de Construccion y Servicios	2,035	82,372
±Repsol	2,969	87,973
±†Union Fenosa	5,381	131,531
		301,876
Sweden – 4.75%
±ASSA ABLOY Class B	7,672	92,888
±Electrolux Class B	7,841	91,715
±Skanska Class B	7,457	84,862
±Svenska Cellulosa Class B	6,834	72,383
±Swedbank Class A	4,775	62,415
±Telefonaktiebolaget LM Ericsson Class B	9,720	92,297
±Volvo Class A	8,002	67,901
±Volvo Class B	7,934	71,668
		636,129
Switzerland – 2.70%
±Adecco	2,017	87,622
±Holcim	1,230	90,148
±STMicroelectronics	10,263	104,051
±Swiss Reinsurance	1,451	80,538
		362,359
United Kingdom – 13.76%
±Alliance & Leicester	11,211	54,552
±Associated British Foods	6,894	87,600
±Barclays	13,267	78,879
±BP	9,925	82,696
±BT Group	27,294	79,120
±Carnival	3,063	91,230
±Centrica	20,656	116,124
±Enterprise Inns	15,137	48,943
±GKN	21,334	75,865
±HBOS	12,964	29,434
±Home Retail Group	23,568	99,421
±ITV	87,673	65,834
±Kingfisher	45,741	109,035
±Lloyds TSB Group	13,387	53,848
±Old Mutual	45,142	63,591
±Royal Bank of Scotland Group	21,046	67,925
±Royal Dutch Shell Class A	2,997	86,601
±Royal Dutch Shell Class B	3,016	84,775
±RSA Insurance Group	45,185	120,959
±Tate & Lyle	11,483	78,830
±Unilever	3,570	96,936
±United Utilities Group	6,547	81,070
±Wolseley	11,975	90,615
		1,843,883
Total Common Stock (Cost $16,317,265)		12,703,568

Short-Term Investment – 6.53%
Money Market Instrument – 6.53%
Dreyfus Cash Management Fund	875,359	875,359
Total Short-Term Investment (Cost $875,359)		875,359
Total Value of Securities – 101.31%
(Cost $17,192,624)		13,578,927
Liabilities Net of Receivables and Other Assets (See Notes) – (1.31%)		(174,992)
Net Assets Applicable to 1,858,462 Shares Outstanding – 100.00%		$13,403,935

∆Securities have been classified by country of origin.
†Non income producing security.
±Security is being fair valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $12,551,295, which represented 93.64% of the Fund's net assets.See Note 1 in "Notes."

CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations  are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets.  Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.The Fund declares and distributes dividends from net investment income, if any, sem-annually.  Distributions for net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $17,192,624
Aggregate unrealized appreciation $17,181
Aggregate unrealized depreciation (3,630,878)
Net unrealized depreciation $(3,613,697)

The Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $1,027,632
Level 2 12,551,295
Level 3 -
Total $12,551,295
There were no level 3 securities at the beginning or end of the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.  The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
LVIP SSgA Emerging Markets 100 Fund
September 30, 2008
	Number of	Value
	Shares	(U.S. $)
Common Stock – 81.32%∆
Brazil – 2.52%
†Cia de Saneamento Basico do Estado de Sao Paulo	5,424	$75,192
Empresa Brasileira de Aeronautica	17,814	120,808
Tele Norte Leste Participacoes	4,458	87,885
		283,885
Chile – 1.97%
Centro Comerciales Sudamericanos	40,374	94,804
Empresas CMPC	4,325	127,633
		222,437
China – 5.70%■
±China Petroleum & Chemical	136,000	107,337
±China Shipping Container Lines	306,000	52,661
±Citic Pacific	33,300	97,343
±COSCO Pacific	80,000	91,820
±Denway Motors	320,500	101,519
±Huaneng Power International	158,000	105,049
±Shanghai Industrial Holdings	38,000	86,865
		642,594
Hungary – 2.19%
±Magyar Telekom Telecommunications	27,270	127,856
±Richter Gedeon	649	118,751
		246,607
Indonesia – 1.49%
±Astra International	60,500	107,913
±International Nickel Indonesia	188,500	60,395
		168,308
Israel – 2.81%
±Bank Hapoalim	28,385	87,831
±Bank Leumi Le-Israel	25,998	92,549
±Teva Pharmaceutical Industries	2,987	136,048
		316,428
Malaysia – 3.98%
±Genting	76,900	118,729
±MISC-Foreign	49,500	117,707
±†Resorts World	146,900	109,433
±Tenaga Nasional	51,300	102,329
		448,198
Mexico – 5.04%
†Cemex	53,663	92,743
†Grupo Aeroportuario del Pacifico Class B	40,280	102,247
Grupo Carso Class A1	32,386	123,788
Grupo Modelo Class C	26,537	112,836
Kimberly-Clark de Mexico Class A	31,539	136,989
		568,603
Poland – 2.66%
±†KGHM Polska Miedz	2,971	62,922
±†Polskie Gornictwo Naftowe I Gazonwinctwo	81,710	112,674
±Telekomunikacja Polska	13,051	124,471
		300,067
Republic of Korea – 17.76%
±Daegu Bank	9,703	86,664
±Daewoo Engineering & Construction	7,649	88,415
±Dongkuk Steel Mill	3,117	96,259
±GS Holdings	2,990	76,911
±Hana Financial Group	3,070	72,198
±Hyundai Mipo Dockyard	635	92,996
±Hyundai Mobis	1,517	117,507
±Hyundai Motor	1,694	106,009
±Hyundai Securities	10,479	106,223
±Industrial Bank of Korea	8,291	100,307
=Kookmin Bank	1,963	89,689
±Korea Exchange Bank	9,559	88,776
±Korea Investment Holdings	3,080	84,250
±KT	3,032	104,694
±Lotte Shopping	423	96,233
±Pusan Bank	9,625	86,945
±SK Holdings	988	91,999
±SK Telecom	723	123,757
±†S-Oil	1,888	108,749
±Woori Finance Holdings	7,615	78,181
±Woori Investment & Securities	6,686	104,651
		2,001,413
Russia – 1.07%
MMC Norilsk NIickel Class S	487	65,258
SeverStal Class S	5,375	54,825
		120,083
South Africa – 12.18%
±ABSA Group	12,943	171,502
±Barloworld	12,167	95,312
±FirstRand	78,780	162,179
±†Massmart Holdings	15,909	145,606
±Nedbank Group	11,846	149,957
±RMB Holdings	49,120	157,458
±Sanlam	59,315	127,659
±Standard Bank Group	13,314	152,994
±Telkom	7,277	93,087
±Tiger Brands	6,991	117,080
		1,372,834
Taiwan – 11.99%
±Acer	63,540	107,923
±China Steel	79,410	79,170
±Compal Electronics	116,415	85,061
±†E.Sun Financial Holdings	248,760	67,053
±Formosa Chemicals & Fibre	54,000	93,479
±Formosa Plastic	47,000	76,163
±LIite-On Technology	121,365	105,765
±Mega Financial Holding	172,000	78,676
±†Nan Ya Plastics	56,000	82,774
±†Novatek Microelectronics	38,219	56,932
±†Pou Chen	158,699	97,898
±Quanta Computer	81,440	101,750
±Siliconware Precision Industries	83,500	94,722
±†Tung Ho Steel Enterprise	68,000	56,838
±Uni-President Enterprises	99,050	89,179
±United Microelectronics	244,345	78,509
		1,351,892
Thailand – 1.57%
±PTT	11,200	76,220
PTT-Foreign	2,700	18,159
±Siam Cement	20,600	82,037
		176,416
Turkey – 8.39%
±Akbank	32,139	163,634
±Anadolu Efes Biracilik Ve Malt Sanayii	14,009	143,075
±Haci Omer Sabanci Holding	38,117	142,546
±Migros Turk	7,956	136,098
±Tupras Turkiye Petrol Rafine	5,751	104,336
±†Turkiye Halk Bankasi	26,015	115,316
±Turkiye Is Bankasi Class C	34,005	140,251
		945,256
Total Common Stock (Cost $10,997,482)		9,165,021

Preferred Stock – 8.03%∆
Brazil – 6.13%
Brasil Telecom Participacoes	8,730	83,986
Braskem Class A	15,789	85,494
Centrais Elecricas Brasileiras Class B	8,539	107,647
Cia Paranaense de Energia Class B	7,426	102,477
Klabin	37,164	76,000
Tele Norte Leste Participacoes	5,386	92,872
Telemar Norte Leste Class A	2,416	73,679
Votorantim Celulose Papel	4,461	68,550
		690,705
Republic of Korea – 0.79%
±Samsung Electronics	282	88,925
		88,925
Russia – 1.11%
Surgutneftegaz	227,064	60,172
Transneft	94	65,800
		125,972
Total Preferred Stock (Cost $1,315,895)		905,602

Short-Tem Investment – 7.48%
Money Market Instrument – 7.48%
Dreyfus Cash Management Fund	842,570	842,570
Total Short-Term Investment (Cost $842,570)		842,570
Total Value of Securities – 96.83%
(Cost $13,155,947)		10,913,193
Receivables and Other Assets Net of Liabilities (See Notes) – 3.17%		357,639
Net Assets Applicable to 1,437,326 Shares Outstanding – 100.00%		$11,270,832

∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non-income producing security.
±Security is being fair valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $7,951,090, which represented 70.55% of the Fund's net assets.See Note 1 in "Notes."

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $89,689, which represented 0.80% of the Fund’s net assets. See Note 1 in "Notes."

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP and the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board).  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets.  Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annully.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments $13,155,947
Aggregate unrealized appreciation $111,439
Aggregate unrealized depreciation (2,354,194)
Net unrealized depreciation $(2,242,754)

The Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Level Securities
Level 1 $2,872,415
Level 2 7,951,089
Level 3 89,689
Total $10,913,193

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 12/31/07 $ -
Net realized gain (loss) -
Net change in unrealized appreciation/depreciation (24,426)
Net purchases, sales and settlements 114,115
Balance as of 9/30/08 $ 89,689

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08 $(24,426)

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.  The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.  In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:      /s/ Kelly D. Clevenger
     Kelly D. Clevenger
     President
     (Signature and Title)

Date:      November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Kelly D. Clevenger
  Kelly D. Clevenger
  President
  (Signature and Title)

Date:   November 25, 2008

By:       /s/ William P. Flory, Jr.
                   William P. Flory, Jr.
                   Chief Accounting Officer
   (Signature and Title)

Date:    November 25, 2008